     As filed with the Securities and Exchange Commission on April 23, 2019

                                      Registration Numbers 333-190296/811-04001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 6                       [X]
                                  AND/OR
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 272                             [X]

                                 ------------
                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY


                           (Exact Name of Depositor)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (Address of Depositor's Principal Executive Offices) (zip code)
                                 (212) 578-9500
              (Depositor's Telephone Number, including Area Code)


                                 ------------
                    (Name and Address of Agent for Service)
                             STEPHEN GAUSTER, ESQ.
                  EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                            NEW YORK, NEW YORK 10166
                                   COPIES TO:
                             W. THOMAS CONNER, ESQ.
                               VEDDER PRICE P.C.
                          1401 I STREET NW, SUITE 1100
                             WASHINGTON, D.C. 20005


                                 ------------
Approximate Date of Proposed Public Offering:
On April 29, 2019 or as soon thereafter as practicable.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485.

[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          GOLD TRACK SELECT PROSPECTUS
This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the "Contract") issued by Metropolitan Life Insurance Company (the "Company", "Our", "Us" or "We"). The Contract is available for use in connection with 401(a) Plans, 401(k) Plans, 403 Plans and 457(b) Plans. This version of the Contract is only available in New York State.

The Contract's value will vary daily to reflect the investment experience of the Divisions of the Underlying Funds (referred to as "Subaccounts" in Your Contract available through Metropolitan Life Separate Account E) You select and, subject to availability, the interest credited to the Fixed Account. The Underlying Funds available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     American Funds(R) Balanced Allocation Portfolio -- Class C
     American Funds(R) Growth Allocation Portfolio -- Class C
     American Funds(R) Moderate Allocation Portfolio -- Class C
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class B
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     MetLife Multi-Index Targeted Risk Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Schroders Global Multi-Asset Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

     Victory Sycamore Mid Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B

     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A
     MetLife Aggregate Bond Index Portfolio -- Class A
     MetLife Mid Cap Stock Index Portfolio -- Class G
     MetLife MSCI EAFE(R) Index Portfolio -- Class A
     MetLife Russell 2000(R) Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A

     Western Asset Management U.S. Government Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Freedom 2020 Portfolio
     Freedom 2025 Portfolio
     Freedom 2030 Portfolio
     Freedom 2040 Portfolio
     Freedom 2050 Portfolio
     Mid Cap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES

     Janus Henderson Enterprise Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
     ClearBridge Variable Large Cap Growth Portfolio

     ClearBridge Variable Small Cap Growth Portfolio


Certain Underlying Funds have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 29, 2019.


We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Us at P.O. Box 10342, Des Moines, IA, 50306, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                        PROSPECTUS DATED: APRIL 29, 2019

                               TABLE OF CONTENTS






                                                               PAGE
                                                              -----
Glossary.....................................................    3
Summary......................................................    6
Fee Table....................................................    9
Condensed Financial Information..............................   13
The Annuity Contract and Your Retirement Plan................   13
  403(b) Plan Terminations...................................   13
  Other Plan Terminations....................................   13
The Annuity Contract.........................................   14
  Contract Owner Inquiries...................................   14
  Allocated Contracts........................................   14
  Unallocated Contracts......................................   14
  Purchase Payments..........................................   15
  Accumulation Units.........................................   15
  Valuation of Assets........................................   15
  The Divisions of the Underlying Funds......................   16
  Underlying Funds Which Are Fund of Funds...................   22
Charges And Deductions.......................................   23
  General....................................................   23
  Surrender Charge...........................................   24
  Free Withdrawal Allowance..................................   25
  Transfer Charge............................................   25
  Mortality and Expense Risk Charge..........................   25
  Underlying Fund Expenses...................................   25
  Variable Liquidity Benefit Charge..........................   25
  Administrative Charge......................................   25
  TPA Administrative Charges.................................   26
  Premium Tax................................................   26
  Income Taxes...............................................   26
  Changes in Taxes Based upon Premium or Value...............   26
  Account Reduction Loan Fees................................   26
Transfers....................................................   26
  Restrictions on Transfers..................................   27
  Dollar Cost Averaging......................................   29
Access to Your Money.........................................   29
  Systematic Withdrawals.....................................   30
  Account Reduction Loans....................................   30
Ownership Provisions.........................................   30
  Types of Ownership.........................................   30
  Contract Owner.............................................   30
  Beneficiary................................................   30
  Abandoned Property Requirements............................   31
  Annuitant..................................................   31
Death Benefit................................................   31
  Death Benefit Proceeds Prior to the Maturity Date..........   31
  Payment of Proceeds........................................   32


                                                              PAGE
                                                              -----
  Death Proceeds after the Maturity Date.....................   32
  Total Control Account......................................   32
The Annuity Period...........................................   32
  Maturity Date..............................................   32
  Allocation of Annuity......................................   33
  Variable Annuity...........................................   33
  Fixed Annuity..............................................   34
  Election of Options........................................   34
  Retired Life Certificate...................................   34
  Allocation of Contract Value During the Annuity Period.....   34
  Annuity Options............................................   34
  Variable Liquidity Benefit.................................   35
Miscellaneous Contract Provisions............................   36
  Right to Return............................................   36
  Termination of Allocated Contracts.........................   36
  Contract Exchanges.........................................   37
  Suspension of Payments.....................................   37
  Misstatement...............................................   37
  Funding Options............................................   37
  Cybersecurity Risks........................................   38
The Separate Account.........................................   38
  Performance Information....................................   38
Federal Tax Considerations...................................   39
  Qualified Annuity Contracts................................   39
  Additional Information Regarding TSA (ERISA and
    non-ERISA) 403(b)........................................   43
Other Information............................................   45
  The Insurance Company......................................   45
  Financial Statements.......................................   45
  Distribution of the Contracts..............................   45
  Conformity with State and Federal Laws.....................   46
  Voting Rights..............................................   46
  Contract Modification......................................   47
  Third Party Requests.......................................   47
  Postponement of Payment (the "Emergency
    Procedure")..............................................   47
  Restrictions on Financial Transactions.....................   47
  Legal Proceedings..........................................   47
Appendix A: Condensed Financial Information for
  Metropolitan Life Separate Account E.......................  A-1
Appendix B: Portfolio Legal And Marketing Names..............  B-1
Appendix C: Contents of The Statement of Additional
  Information................................................  C-1
Appendix D: Competing Funds..................................  D-1

                                    GLOSSARY

ACCUMULATION PERIOD -- The period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- An accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- A person on whose life the Maturity Date depends and Annuity Payments are made.

ANNUITY -- Payment of income for a stated period or amount.

ANNUITY PAYMENTS -- A series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- The period following commencement of Annuity Payments.

ANNUITY UNIT -- An accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- The person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- The Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (If Applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- The Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- Metropolitan Life Insurance Company ("MetLife").

COMPETING FUND -- Any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- For convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- The date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- Termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- The person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges.

CONTRACT YEAR -- Twelve-month periods beginning with the Contract Date, or any anniversary thereof.

DCA PROGRAM -- Pre-authorized transfer program that allows You to invest a fixed amount of money in the Funding Options on a monthly or quarterly basis.

DEATH REPORT DATE -- The day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DIVISION OR SUBACCOUNT -- That portion of the assets of a Separate Account that is allocated to a particular Underlying Fund (referred to as Division throughout this Prospectus).

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- An account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- An Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your sales representative (where applicable) before submitting the form or request.

HOME OFFICE -- The Home Office of Metropolitan Life Insurance Company, 200 Park Avenue New York, NY 10166, or any other office that We may designate for the purpose of administering this Contract.

INDIVIDUAL ACCOUNT -- An account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- The date on which the Annuity Payments are to begin (referred to in the prospectus as Maturity Date).

NET INVESTMENT RATE -- Assumed investment return during the Annuity Period for a Variable Annuity.

PARTICIPANT -- An individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- An Annuity or income option elected under Your Contract.

PLAN -- For a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403 or 457(b) of the Code.

PLAN ADMINISTRATOR -- The corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- Termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- The trustee specified in the Contract specifications.

PREMIUM TAX -- The amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- The premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).

QUALIFIED CONTRACT -- A Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, or 457(b) of the Code.

SEPARATE ACCOUNT -- A segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners. The Separate Account is Metropolitan Life Separate Account E.

THIRD PARTY ADMINISTRATOR ("TPA") -- An entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- A portfolio of an open-end management investment company that is registered with the SEC in which the Division invests.

VALUATION DATE -- A day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- The period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- An Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- Written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- In this prospectus, depending on the context, "You" is the owner of the Contract or the Participant or Annuitant for whom money is invested under certain group arrangements. In cases where We are referring to giving instructions or making payments to Us for Qualified Contracts or Contracts used in connection with non-qualified deferred compensation plans or qualified excess benefit arrangements, "You" means the trustee or employer. Under certain group arrangements where the Participant or Annuitant is permitted to choose among Divisions, "You" means the Participant or Annuitant who is giving Us instructions about the Divisions. In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                           GOLD TRACK SELECT ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract, issued by Metropolitan Life Insurance Company, is intended for retirement savings or other long-term investment purposes. This version of the Contract is only available in New York State.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Divisions and/or to the Fixed Account. Because of exemptive and exclusionary provisions, neither the Fixed Account nor our general account has been registered as an investment company under the Investment Company Act of 1940, as amended ("1940 Act"). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Divisions fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Divisions.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose Your Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401, 403, or 457(b) of the Code). Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract to the group. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Divisions described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified plan/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it,

You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). Upon exercise of the right to return, We refund all of Your Purchase Payments allocated to the Fixed Account. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE UNDERLYING FUNDS AND HOW THEY OPERATE? The Divisions invest in Underlying Funds available in the Separate Account. At Your direction, the Separate Account, through its Divisions, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Divisions.

You can transfer among the Divisions as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Divisions at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. It is important to note that it will take over ten years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to the Divisions may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. An administrative charge of 0.10% annually of the daily net asset value of each Division will be charged, depending upon the terms of Your allocated Contract. The maximum annual mortality and expense risk charge is 1.20% of the amounts You direct to the Divisions. Each Underlying Fund also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the required minimum distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies before the payout phase upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, if You die before You move to the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. There is no death benefit after the payout phase begins, however, depending on the Annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information). The death benefit paid depends on Your age at the time of Your death. We calculate the death benefit value at the close of the business day on which Our Home Office receives Due Proof of

Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit Values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Divisions each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.


IMPORTANT INFORMATION

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolio's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the shareholder reports will be made available on www.metlife.com, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications, including Portfolio prospectuses and other information we send you by contacting our Administrative Office.

If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please contact us at our Administrative Office if you wish to continue receiving paper copies of the Portfolios' shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios available under your Policy.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Divisions.


CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES
-------------------------------------------


SURRENDER CHARGE:.............................       5%(1)
As a percentage of amount surrendered
ACCOUNT REDUCTION LOAN INITIATION FEE.........   $75.00(2)
ACCOUNT REDUCTION LOAN MAINTENANCE FEE........   $50.00
TRANSFER CHARGE...............................   $10.00(3)
VARIABLE LIQUIDITY BENEFIT CHARGE:............       5%(4)

As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES


ADMINISTRATIVE CHARGES
ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT FOR ALLOCATED  0.10%
  CONTRACTS)
MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)               1.20%
TOTAL MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES                                       1.30%

------------
(1) The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:


 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

(2)   Loans will be charged an initial set-up fee of $75.00.

(3)   We do not currently assess the transfer charge.

(4) The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.


 CONTRACT YEAR     WITHDRAWAL CHARGE
---------------   ------------------
      0-2                 5%
      3-4                 4%
      5-6                 3%
      7-8                 2%
       9+                 0%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2018 (unless otherwise indicated):


The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each

Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.28%       1.43%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%          0.03%
 American Funds Growth Fund.......................    0.32%     0.25%          0.02%
 American Funds Growth-Income Fund................    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A........    0.60%       --           0.09%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%          0.03%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................    0.89%       --           0.10%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%          0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................    0.56%     0.25%          0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --           0.04%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%          0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.78%       --           0.06%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B............................    0.17%     0.25%          0.01%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.70%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --           0.77%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.26%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --              0.80%
 American Funds Growth Fund.......................   --             0.59%       --              0.59%
 American Funds Growth-Income Fund................   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................ 0.41%            1.02%       --              1.02%
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................ 0.42%            1.04%       --              1.04%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................ 0.40%            1.02%       --              1.02%
 BlackRock High Yield Portfolio -- Class A........   --             0.69%       --              0.69%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................ 0.67%            1.00%       --              1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.08%            1.11%     0.01%             1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................   --             0.99%     0.05%             0.94%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.73%     0.04%             0.69%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%     0.01%             0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................   --             0.83%     0.02%             0.81%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%             0.82%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.88%     0.08%             0.80%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................   --             0.84%     0.10%             0.74%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B............................ 0.22%            0.65%       --              0.65%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.10%             0.90%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.96%     0.12%             0.84%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             1.24%     0.01%             1.23%
 PIMCO Total Return Portfolio -- Class B..........   --             0.99%     0.03%             0.96%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Schroders Global Multi-Asset Portfolio --
  Class B........................................ 0.63%        0.25%          0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................ 0.57%        0.25%          0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B........................... 0.65%        0.25%          0.04%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A........................................ 0.33%          --           0.10%
 BlackRock Capital Appreciation
  Portfolio -- Class A........................... 0.69%          --           0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A........................... 0.35%          --           0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B........................... 0.10%        0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B........................... 0.06%        0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B........................... 0.05%        0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B........................... 0.05%        0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A........................... 0.46%          --           0.07%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............. 0.70%          --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................ 0.71%        0.10%          0.04%
 Jennison Growth Portfolio -- Class A............ 0.60%          --           0.02%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................ 0.25%          --           0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class G........................................ 0.25%        0.30%          0.05%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................ 0.30%          --           0.08%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................ 0.25%          --           0.06%
 MetLife Stock Index Portfolio -- Class A........ 0.25%          --           0.03%
 MFS(R) Total Return Portfolio -- Class F........ 0.56%        0.20%          0.06%
 MFS(R) Value Portfolio -- Class A*.............. 0.61%          --           0.02%
 MFS(R) Value Portfolio -- Class B............... 0.61%        0.25%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................ 0.82%          --           0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B........................... 0.60%        0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B........................... 0.47%        0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............. 0.57%          --           0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A........... 0.47%          --           0.03%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series*......... 0.71%          --           0.06%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio......................... 0.54%        0.25%          0.08%
 Freedom 2020 Portfolio.......................... --           0.25%            --
 Freedom 2025 Portfolio.......................... --           0.25%            --
 Freedom 2030 Portfolio.......................... --           0.25%            --
 Freedom 2040 Portfolio.......................... --           0.25%            --



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Schroders Global Multi-Asset Portfolio --
  Class B........................................ 0.02%            0.95%     0.01%           0.94%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%     0.05%           0.79%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B...........................   --             0.94%     0.09%           0.85%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.43%       --            0.43%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................   --             0.39%     0.03%           0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B........................... 0.61%            0.99%     0.03%           0.96%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B........................... 0.62%            0.93%       --            0.93%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B........................... 0.63%            0.93%       --            0.93%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B........................... 0.65%            0.96%       --            0.96%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................   --             0.53%       --            0.53%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class A............   --             0.62%     0.08%           0.54%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................   --             0.28%     0.01%           0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class G........................................   --             0.60%       --            0.60%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................ 0.01%            0.39%       --            0.39%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................   --             0.31%       --            0.31%
 MetLife Stock Index Portfolio -- Class A........   --             0.28%     0.01%           0.27%
 MFS(R) Total Return Portfolio -- Class F........   --             0.82%       --            0.82%
 MFS(R) Value Portfolio -- Class A*..............   --             0.63%     0.06%           0.57%
 MFS(R) Value Portfolio -- Class B...............   --             0.88%     0.06%           0.82%
 Neuberger Berman Genesis Portfolio --
  Class A........................................   --             0.85%     0.01%           0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.87%     0.05%           0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.75%       --            0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............   --             0.60%     0.06%           0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.50%     0.03%           0.47%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series*.........   --             0.77%       --            0.77%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --             0.87%       --            0.87%
 Freedom 2020 Portfolio.......................... 0.54%            0.79%       --            0.79%
 Freedom 2025 Portfolio.......................... 0.56%            0.81%       --            0.81%
 Freedom 2030 Portfolio.......................... 0.60%            0.85%       --            0.85%
 Freedom 2040 Portfolio.......................... 0.65%            0.90%       --            0.90%

                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
 Freedom 2050 Portfolio......................   --         0.25%            --
 Mid Cap Portfolio........................... 0.54%        0.25%          0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund*...... 1.05%        0.25%          0.12%
 Templeton Foreign VIP Fund.................. 0.79%        0.25%          0.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio........ 0.64%        0.25%          0.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Appreciation
  Portfolio.................................. 0.69%        --             0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio.................................. 0.70%        --             0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio.................................. 0.70%        --             0.10%
 ClearBridge Variable Small Cap Growth
  Portfolio.................................. 0.75%        --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio*...... 0.45%        --             0.12%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund*............................. 0.65%        --             0.65%



                                                                TOTAL       FEE WAIVER    NET TOTAL
                                                 ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                 FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------- -------------- ----------- --------------- -----------
 Freedom 2050 Portfolio...................... 0.65%            0.90%       --              0.90%
 Mid Cap Portfolio...........................   --             0.87%       --              0.87%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund*...... 0.01%            1.43%       --              1.43%
 Templeton Foreign VIP Fund.................. 0.02%            1.10%     0.02%             1.08%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio........   --             0.97%       --              0.97%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Appreciation
  Portfolio..................................   --             0.73%       --              0.73%
 ClearBridge Variable Dividend Strategy
  Portfolio..................................   --             0.76%       --              0.76%
 ClearBridge Variable Large Cap Growth
  Portfolio..................................   --             0.80%       --              0.80%
 ClearBridge Variable Small Cap Growth
  Portfolio..................................   --             0.83%       --              0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio*......   --             0.57%     0.03%             0.54%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund*.............................   --             1.30%     0.41%             0.89%



* Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 29, 2019 through April 30, 2020. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" may be "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the Funding Option Administrative Charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE 1


                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $762    $1,165    $1,644     $2,920     $262      $805    $1,374    $2,920
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $647    $  817    $1,059     $1,727     $147      $457    $  789    $1,727

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Divisions, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected.


403(B) PLAN TERMINATIONS


Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract, and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another investment option or annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition, the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.


OTHER PLAN TERMINATIONS


Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another investment option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us, and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the investment options of Your choice. We offer multiple Divisions, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Divisions. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each twelve-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS


The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the NYSE is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC). If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.

We will provide You with the address of the office to which subsequent Purchase Payments are to be sent.

If You send subsequent Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Division has a corresponding Accumulation Unit Value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Divisions (or taken from each Division) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Division as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


VALUATION OF ASSETS

DIVISIONS OF THE UNDERLYING FUNDS. The value of the assets of each Division is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the NYSE is open. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Division was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Division from one Valuation Period to the next. The net investment factor for a Division for any Valuation Period is equal to (a) minus (b), divided by
(c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Division at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


THE DIVISIONS OF THE UNDERLYING FUNDS


You choose the Divisions to which You allocate Your Purchase Payments. From time to time We may make new Divisions available. The Divisions in the Separate Account invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios subadvised by Our affiliates than those that are not, We may be more inclined to offer portfolios subadvised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE DIVISIONS OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and the New York Department of Financial Services. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby We receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2018, approximately 91% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.



            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company(SM)
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company(SM)
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company(SM)
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced              Seeks a balance between a high level    Brighthouse Investment Advisers, LLC
 Allocation Portfolio -- Class C        of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
American Funds(R) Growth Allocation     Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
American Funds(R) Moderate              Seeks a high total return in the form   Brighthouse Investment Advisers, LLC
 Allocation Portfolio -- Class C        of income and growth of capital, with
                                        a greater emphasis on income.
BlackRock High Yield Portfolio --       Seeks to maximize total return,         Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation       Subadviser: BlackRock Financial
                                        and prudent investment management.      Management, Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
Brighthouse Asset Allocation 100       Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value            Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MetLife Multi-Index Targeted Risk      Seeks a balance between growth of         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  capital and current income, with a        Subadviser: Overlay Portion: MetLife
                                       greater emphasis on growth of             Investment Advisors, LLC
                                       capital.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
Schroders Global Multi-Asset           Seeks capital appreciation and            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  current income.                           Subadvisers: Schroder Investment
                                                                                 Management North America Inc.;
                                                                                 Schroder Investment Management
                                                                                 North America Limited

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
Victory Sycamore Mid Cap Value         Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  equity securities of mid-sized            Subadviser: Victory Capital
                                       companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class A                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 20        Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
Brighthouse Asset Allocation 40        Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  with some current income.                 Subadviser: Wellington Management
                                                                                 Company LLP
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A    income over time and, secondarily,        Subadviser: Wellington Management
                                       long-term capital appreciation and        Company LLP
                                       current income.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
 Class D                                                                         Subadviser: Frontier Capital
                                                                                 Management Company, LLC
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  Bloomberg Barclays U.S. Aggregate         Subadviser: MetLife Investment
                                       Bond Index.                               Advisors, LLC
MetLife Mid Cap Stock Index            Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                  Standard & Poor's MidCap 400(R)           Subadviser: MetLife Investment
                                       Composite Stock Price Index.              Advisors, LLC
MetLife MSCI EAFE(R) Index             Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                 Advisors, LLC

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Russell 2000(R) Index              Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                     Advisors, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A*         Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value            Seeks capital appreciation.               Delaware Management Company
 Series*
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                    Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                     Company
                                                                                     Subadviser: FMR Co., Inc.
Freedom 2020 Portfolio                     Seeks high total return with a            Fidelity Management & Research
                                           secondary objective of principal          Company
                                           preservation as the fund approaches       Subadviser: FMR Co., Inc.
                                           its target date and beyond.
Freedom 2025 Portfolio                     Seeks high total return with a            Fidelity Management & Research
                                           secondary objective of principal          Company
                                           preservation as the fund approaches       Subadviser: FMR Co., Inc.
                                           its target date and beyond.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
Freedom 2030 Portfolio                 Seeks high total return with a          Fidelity Management & Research
                                       secondary objective of principal        Company
                                       preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                       its target date and beyond.
Freedom 2040 Portfolio                 Seeks high total return with a          Fidelity Management & Research
                                       secondary objective of principal        Company
                                       preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                       its target date and beyond.
Freedom 2050 Portfolio                 Seeks high total return with a          Fidelity Management & Research
                                       secondary objective of principal        Company
                                       preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                       its target date and beyond.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP       Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund*
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Janus Henderson Enterprise Portfolio   Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC (Western Asset Management
                                                                               Company manages the portion of the
                                                                               fund's cash and short term
                                                                               investments allocated to it)
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                    dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC (Western Asset Management
                                                                               Company manages the portion of the
                                                                               fund's cash and short term
                                                                               investments allocated to it)
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC (Western Asset Management
                                                                               Company manages the portion of the
                                                                               fund's cash and short term
                                                                               investments allocated to it)

          UNDERLYING FUND                     INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----------------------------------- --------------------------------------- -------------------------------------
ClearBridge Variable Small Cap      Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                           LLC
                                                                            Subadviser: ClearBridge Investments,
                                                                            LLC (Western Asset Management
                                                                            Company manages the portion of the
                                                                            fund's cash and short term
                                                                            investments allocated to it)
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT         Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
 Portfolio*                         consistent with prudent investment      LLC
                                    management and liquidity needs, by      Subadvisers: Western Asset
                                    investing to obtain a dollar weighted   Management Company; Western
                                    average effective duration within 30%   Asset Management Company
                                    of the average duration of the          Limited; Western Asset Management
                                    domestic bond market as a whole.        Company Ltd.; Western Asset
                                                                            Management Company Pte Ltd.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive   Seeks capital appreciation and          1919 Investment Counsel, LLC
 Balanced Fund*                     retention of net investment income.



* Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Underlying Funds have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Underlying Funds listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").

(a) MetLife Multi-Index Targeted Risk Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Underlying Funds from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Underlying Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Underlying Funds may offer the potential for higher returns. Please see the Underlying Funds prospectuses for more information in general, as well as more information about the managed volatility strategy.


UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following portfolios available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are "fund of funds":

Freedom 2020 Portfolio
Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom 2040 Portfolio
Freedom 2050 Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio

Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds (R) Balanced Allocation Portfolio
American Funds (R) Growth Allocation Portfolio
American Funds (R) Moderate Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such Underlying Funds are available under the Contract. However, only some of the Underlying Funds are available under the Contract.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of the Contract Owner or Annuitant;

   o the available Divisions and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales representative (where applicable); and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Divisions in which You are invested.

We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


SURRENDER CHARGE


We do not deduct a surrender charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract Value, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable surrender charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:

   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:

   o   retirement of Participant;

   o   severance from employment by Participant;

   o   loans (if available);

   o   hardship (as defined by the Code) suffered by the Participant;

   o   death of Participant;

   o   disability (as defined by the Code) of Participant;

   o   return of Excess Plan Contributions;

   o required minimum distributions, generally when Participant reaches age 70 1/2;

   o   transfers to an Employee Stock Fund;

   o   certain Plan expenses, as mutually agreed upon;

   o   annuitization under this Contract or another contract issued by Us;

   o for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457(b) deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree; or

   o to avoid required Federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first five Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


FREE WITHDRAWAL ALLOWANCE


For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


TRANSFER CHARGE


We reserve the right to assess a transfer charge of up to $10 on transfers exceeding twelve per year. We will notify You in writing at Your last known address at least 31 days before We impose any such transfer charge.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Divisions. We reflect the deduction in Our calculation of Accumulation and Annuity Unit Values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually.


UNDERLYING FUND EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

Please refer to "The Annuity Period" section for a description of this benefit.


ADMINISTRATIVE CHARGE

We deduct this charge each business day from Your assets allocated to the Separate Account in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Division. This charge is assessed during the Accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically;

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values; and

   (c)        TPA and/or agent involvement.


TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.


PREMIUM TAX

New York State currently does not impose any Premium Taxes.


INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon Purchase Payments, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Division and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Divisions at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

We reserve the right with 30 days advance written notice to restrict transfers from the Divisions to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. We will provide advance written notice if this restriction is subsequently lifted.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Division to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Divisions to which Your Contract Value is allocated.

You may also transfer between the Divisions and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying

Funds may not be transferred back to the Fixed Account or any Division investing in Competing Funds for a period of at least three months for the date of the transfer. Amounts previously transferred from a Competing Fund to a Division, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least three months from the date of the Purchase Payment. (Please refer to "Appendix E -- Competing Funds.")


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio
     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio

     Delaware VIP(R) Small Cap Value Series*

     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio

     Templeton Developing Markets VIP Fund*

     Templeton Foreign VIP Fund

     Western Asset Core Plus VIT Portfolio*

     Western Asset Management Strategic Bond Opportunities Portfolio

   *Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds restrictions. There is no guarantee that this process will detect all Contract Owners whose transfer activity in the American Funds portfolios violates the monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


DOLLAR COST AVERAGING


Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Divisions on a monthly or quarterly basis during the Accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Division if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Value from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account value in less than twelve months from Your enrollment in the DCA Program.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place.

You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Divisions over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Divisions. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We may terminate Your participation in the DCA Program upon notification of Your death.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before Your Maturity Date, We will pay all or any portion of Your Cash
Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the Maturity Date.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract Value less any applicable withdrawal charge, and outstanding cash loans. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the Contract Value at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2; (b) no longer employed; (c) deceased; (d) disabled; or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract. Similar restrictions may apply if Your Contract is part of a 401 or 457 (b) Plan.



SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Divisions and the Fixed Account in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS


We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Division and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayments will be allocated on a pro-rata basis into the Divisions and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Maturity Date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.


ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order ("Death Report Date").

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.


DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account; or

   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death (including any applicable withdrawn charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

   (a) the Contract Value attributable to the Participant under the Contract; or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (which may include transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We may cancel the request. As described above, the death benefit is determined on the Death Report Date.


                                                                          MANDATORY
 BEFORE THE MATURITY DATE,                THE COMPANY WILL               PAYOUT RULES
   UPON THE DEATH OF THE                PAY THE PROCEEDS TO:                APPLY*
 OWNER/ANNUITANT            The Beneficiary (ies), or if none, to the   Yes
                            Contract Owner's estate.
 BENEFICIARY                No death proceeds are payable; Contract     N/A
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are payable; Contract     N/A
                            continues.

* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within five years of death. If mandatory distributions have begun, the five year payout option is not available.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.


TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account, subject to Our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.


Assets backing the Total Control Account are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.




                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments (a) for life;

(b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made.

You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the required minimum distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of required minimum distributions.

If the Contract has no Maturity Date specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant's 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant's 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking required minimum distributions are allowed to go beyond the maximum Maturity Date.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.


ALLOCATION OF ANNUITY


You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Divisions and/or the Fixed Account as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Divisions and the Fixed Account in order to change the basis on which We will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Divisions. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Division by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your Net Investment Rate. Your Net Investment Rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Divisions is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Divisions is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Divisions. The total amount of each Annuity Payment will equal the sum of the basic payments in each Division. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Division by the corresponding Annuity Unit Value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.


Election of any of these options must be made by Written Request to Our Administrative Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:


   (a) the Participant's name, address, date of birth, social security number;

   (b)        the amount to be distributed;

   (c)        the Annuity option which is to be purchased;

   (d)        the date the Annuity option payments are to begin;

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You; and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CONTRACT VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Division(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from the Fixed Account and/or to one Division to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS

Under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the Net Investment Rate and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Your income payment amount will depend upon Your choices. For lifetime options, the age of the Annuitant will also be considered. For example, Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit Value on the due date of the first Annuity Payment; and

   (b)        is

     (1) the number of Annuity Units represented by each payment; times

     (2) the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option; and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the required minimum distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by

(A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN



For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten (10) days after You receive it (the "right to return period"). Upon exercise of the right to return, We refund all of Your Purchase Payments allocated to the Fixed Account.



TERMINATION OF ALLOCATED CONTRACTS


For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value, You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.


If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans, You must provide notice to, and receive consent from, all Contract Owners under this Contract for this distribution. If consent is not obtained and if the Contract has been issued to a non-ERISA 403(b) Plan, We will not accept any additional Purchase Payments under the Contract or issue new Certificates, but Certificates under the Contract, including any Fixed Account Contract rider, will continue.


If the Plan is terminated or the Contract is discontinued by You for any other reason, then upon discontinuance of the Contract the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate;

   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a) accept no further payments for this Contract or Certificates (If the Contract has been issued to a non-ERISA 403(b), We will not accept any additional Purchase Payments under the Contract or issue new Certificates, but Certificates under the Contract, including any Fixed Account Contract rider, will continue.);

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant, or the Contract Owner, if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES


   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Division to any contract not issued by Us. Such transfers may be subject to a surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Division and the Fixed Account to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another contract issued by Us without applying a surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new surrender charge may apply, as described in the new Contract.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to six months.


MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. We are required to pay interest on any underpayments.


FUNDING OPTIONS


The Company reserves the right, subject to compliance with the law, to substitute Underlying Funds and/or offer additional Underlying Funds. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Funds' Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



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CYBERSECURITY RISKS



Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners'/Participants' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Us and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational Participant issues. Although We continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage this risk at all times.




                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Metropolitan Life Separate Account E. The Separate Account was established on September 27, 1983 and is registered with the SEC as a unit investment trust under the 1940 Act.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of New York. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Divisions are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Division at net asset value. Shares of the Divisions are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, MetLife, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Division has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Division and are not an indication of how a Division will perform in the future.

Performance figures for each Division are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Division. In


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


those cases, We can create "hypothetical historical performance" of a Division. These figures show the performance that the Division would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for fixed income Divisions, after deduction of the Mortality and Expense Risk Charge, Administrative Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Division or participate in an asset allocation program where Contract Value is allocated to a fixed income Division under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION



The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


QUALIFIED ANNUITY CONTRACTS


INTRODUCTION


The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) nongovernmental or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.


ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The Contract will accept as a single purchase payment, a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.


These exceptions include but are not limited to withdrawals made:

   (a)        on account of Your death or disability, or



   (b) as part of a series of substantially equal periodic payments payable for Your life (or life expectancy) or joint lives (or joint life expectancies) of You and Your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to Your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

A withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, You may be able to transfer amounts distributed from Your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements,

   (b)        financial hardship, or

   (c)        for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or Participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a qualified annuity Contract following Your death depend on whether You die before You had converted the Contract to an annuity form and started taking annuity payments (Your Annuity Starting Date).


If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) Your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. If Your Contract permits, Your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not Your spouse and Your plan and Contract permit, Your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving amounts from Your retirement plan by April 1 following the latter of:


   (a)        the calendar year in which You reach age 70 1/2, or


   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of Your employer.


For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

Your required minimum distribution request must be in good order and payment must be processed by Us prior to the due date (generally the end of the calendar year, or April 1st of the year after You reach age 70 1/2) in order to satisfy the requirement for the applicable tax year.

A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The required minimum distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of Your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the Your 403(b) plan contracts.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract Value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult Your own tax adviser as to how these rules affect Your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult Your own tax adviser as to how these rules affect your own Contract.


Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


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


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES


In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a Participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.



WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

     1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

     2.  Is exchanged to another permissible investment under your 403(b) plan;


   3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if Your plan allows it;

     4. Occurs after You die, leave Your job or become disabled (as defined by the Code);

     5. Is for financial hardship (but only to the extent of elective deferrals), if Your plan allows it;


     6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

     7.  Relates to rollover or after-tax contributions; or

     8. Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.

Other exceptions may apply or become applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


DISTINCTION FOR PUERTO RICO CODE


A Puerto Rico qualified retirement plan trust may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i) of the Employee Retirement Income Security Act of 1974, as amended (ERISA). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.

CONTRIBUTIONS


THE EMPLOYER IS ENTITLED TO A CURRENT INCOME TAX DEDUCTION FOR CONTRIBUTIONS MADE TO A QUALIFIED PLAN, SUBJECT TO STATUTORY LIMITATIONS ON THE AMOUNT THAT MAY BE CONTRIBUTED EACH YEAR. THE PLAN CONTRIBUTIONS BY THE EMPLOYER ARE NOT REQUIRED TO BE INCLUDED IN THE CURRENT INCOME OF THE EMPLOYEE.



DISTRIBUTIONS


ANY AMOUNT RECEIVED OR MADE AVAILABLE TO THE EMPLOYEE UNDER THE QUALIFIED PLAN IS GENERALLY INCLUDIBLE IN THE GROSS INCOME OF THE EMPLOYEE IN THE TAXABLE YEAR IN WHICH RECEIVED OR MADE AVAILABLE. HOWEVER, LUMP-SUM PROCEEDS FROM A PUERTO RICO QUALIFIED RETIREMENT PLAN DUE TO SEPARATION FROM SERVICE WILL GENERALLY BE TAXED AT A 20% CAPITAL GAIN TAX RATE TO BE WITHHELD AT THE SOURCE FOR DISTRIBUTIONS MADE BEFORE JANUARY 1, 2018. FOR DISTRIBUTIONS OCCURRING AFTER DECEMBER 31, 2017 BUT BEFORE JANUARY 1, 2019, A 20% ORDINARY INCOME TAX RATE MAY HAVE APPLIED TO THE TOTAL DISTRIBUTION IF THE PAYOR WITHHELD THE 10% TAX PRESCRIBED BY THE STATUTE AND DEPOSITED THE WITHHELD AMOUNT WITH THE PUERTO RICO TREASURY WITHIN THE REQUIRED TIME FRAME REQUIRED BY THE 2011 PR CODE. HOWEVER, THE DISTRIBUTION OF BENEFITS IN ONE LUMP-SUM PAYMENT DUE TO SEPARATION OF EMPLOYMENT OR TERMINATION OF A RETIREMENT PLAN OCCURRING ON OR AFTER JANUARY 1, 2019 WILL BE TREATED AS ORDINARY INCOME SUBJECT TO A WITHHOLDING TAX RATE OF 20%.


A SPECIAL RATE OF 10% MAY APPLY INSTEAD, IF THE PLAN SATISFIES THE FOLLOWING
REQUIREMENTS: (1) THE PLAN'S TRUST IS ORGANIZED UNDER THE LAWS OF PUERTO RICO, OR HAS A PUERTO RICO RESIDENT TRUSTEE AND USES SUCH TRUSTEE AS PAYING AGENT; AND (2) 10% OF ALL PLAN'S TRUST ASSETS (CALCULATED BASED ON THE AVERAGE BALANCE OF THE INVESTMENTS OF THE TRUST) ATTRIBUTABLE TO PARTICIPANTS WHICH ARE PUERTO RICO RESIDENTS MUST BE INVESTED IN "PROPERTY LOCATED IN PUERTO RICO" FOR A THREE YEAR PERIOD. IF THOSE TWO REQUIREMENTS ARE NOT SATISFIED, THE DISTRIBUTION WILL GENERALLY BE SUBJECT TO THE 20% TAX RATE. THE THREE- YEAR PERIOD INCLUDES THE YEAR OF THE DISTRIBUTION AND THE TWO IMMEDIATELY PRECEDING YEARS. IN THE CASE OF A DEFINED CONTRIBUTION PLAN THAT MAINTAINS SEPARATE ACCOUNTS FOR EACH PARTICIPANT, THE DESCRIBED 10% INVESTMENT REQUIREMENT MAY BE SATISFIED IN THE ACCOUNTS OF A PARTICIPANT THAT CHOOSES TO INVEST IN SUCH FASHION RATHER THAN AT THE TRUST LEVEL. PROPERTY LOCATED IN PUERTO RICO INCLUDES SHARES OF STOCK OF A PUERTO RICO REGISTERED INVESTMENT COMPANY (RIC), FIXED OR VARIABLE ANNUITIES ISSUED BY A DOMESTIC INSURANCE COMPANY OR BY A FOREIGN INSURANCE COMPANY THAT DERIVES MORE THAN 80% OF ITS GROSS INCOME FROM SOURCES WITHIN PUERTO RICO, BANK DEPOSITS. THE 2011 PR CODE DOES NOT IMPOSE A PENALTY TAX IN CASES OF EARLY (PREMATURE) DISTRIBUTIONS FROM A QUALIFIED PLAN.


UPON THE OCCURRENCE OF A "DECLARED DISASTER", LIKE A HURRICANE, RETIREMENT PLANS ARE ALLOWED TO MAKE ELIGIBLE DISTRIBUTIONS TO A PARTICIPANT RESIDENT OF PUERTO RICO WHO REQUESTS THE SAME. THE ELIGIBLE DISTRIBUTION MAY NOT EXCEED $100,000, BE MADE DURING A PERIOD OF TIME TO BE IDENTIFIED BY THE PUERTO RICO TREASURY THROUGH ADMINISTRATIVE GUIDANCE AND BE USED TO COVER DAMAGES OR LOSSES SUFFERED, AND EXTRAORDINARY EXPENSES INCURRED BY THE INDIVIDUAL AS A RESULT OF A DECLARED DISASTER. THE FIRST $10,000 WILL BE EXEMPTED FROM INCOME TAXATION, INCLUDING THE ALTERNATE BASIC TAX, AND AMOUNTS EXCEEDING $10,000 WILL BE SUBJECT TO A 10% INCOME TAX TO BE WITHHELD AT THE SOURCE, IN LIEU OF ANY OTHER INCOME TAX, INCLUDING THE ALTERNATE BASIC TAX.


YOU SHOULD CONSULT WITH A PERSONAL TAX ADVISER REGARDING THE TAX CONSEQUENCES OF PURCHASING AN ANNUITY CONTRACT AND/OR ANY PROPOSED DISTRIBUTION IF YOU ARE A RESIDENT OF PUERTO RICO.Rollover


Deferral of the recognition of income continues upon the receipt of a distribution by a Participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $264.3 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2018. The Company was incorporated under the laws of New York in 1868. The Company's office is located at 200 Park Avenue New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.



FINANCIAL STATEMENTS

The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts.) MLIDC does not retain any fees under the Contracts.

MLIDC's principal executive offices are located at 200 Park Avenue, New York, New York 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Contracts are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Contracts may also be sold through the mail, the Internet or by telephone.


There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge under the Contracts. MLIDC pays compensation based upon a "gross dealer concession" model. With respect to the Contracts, the maximum gross dealer concession is 5% of each purchase payment. The gross dealer concession applies each year the Contract is in force and, starting in the second Contract Year, is a maximum of 1.00% of the Contract Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.


We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask Your sales representative (where applicable) for further information about what Your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with Your purchase of a Contract.

From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of Our variable annuity contracts in various ways. Primarily, they receive a flat fee from the Company. We also compensate these organizations by funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, We hire organizations to perform administrative services for Us for which they are paid a fee based upon a percentage of the Contract Values their members hold in the Contracts. We also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state of New York govern the Contract. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state of New York. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Divisions. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Divisions corresponding to his or her interest.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on Your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Underlying Funds is not reasonably practicable or it is not reasonably practicable to determine the value of the Underlying Funds net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



                    FOR METROPOLITAN LIFE SEPARATE ACCOUNT E
                     ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                           GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.30%
                                                                                                UNIT VALUE AT
                                                                                                 BEGINNING OF
PORTFOLIO NAME                                                                           YEAR        YEAR
--------------------------------------------------------------------------------------- ------ ---------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (12/13)............................. 2018    6.547
                                                                                        2017    4.995
                                                                                        2016    4.979
                                                                                        2015    4.670
                                                                                        2014    4.578
                                                                                        2013    4.364
 American Funds Growth Subaccount (Class 2) (12/13).................................... 2018   49.421
                                                                                        2017   38.638
                                                                                        2016   35.396
                                                                                        2015   33.224
                                                                                        2014   30.710
                                                                                        2013   29.445
 American Funds Growth-Income Subaccount (Class 2) (12/13)............................. 2018   32.482
                                                                                        2017   26.621
                                                                                        2016   23.943
                                                                                        2015   23.670
                                                                                        2014   21.459
                                                                                        2013   20.576
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (12/13)............................... 2018    3.994
                                                                                        2017    3.707
                                                                                        2016    3.254
                                                                                        2015    3.390
                                                                                        2014    3.288
                                                                                        2013    3.263
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)................... 2018    2.390
                                                                                        2017    1.950
                                                                                        2016    1.795
                                                                                        2015    1.837
                                                                                        2014    1.753
                                                                                        2013    1.680
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)........................ 2018    3.836
                                                                                        2017    3.445
                                                                                        2016    2.632
                                                                                        2015    2.791
                                                                                        2014    2.752
                                                                                        2013    2.645
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13)....... 2018    1.413
                                                                                        2017    1.102
                                                                                        2016    0.989
                                                                                        2015    1.148
                                                                                        2014    1.228
                                                                                        2013    1.208
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13).......... 2018    2.565
                                                                                        2017    2.110
                                                                                        2016    1.955
                                                                                        2015    1.877
                                                                                        2014    1.657
                                                                                        2013    1.584



                                                                                                         NUMBER OF UNITS
                                                                                         UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                            END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (12/13).............................  5.937                 --
                                                                                         6.547                 --
                                                                                         4.995                 --
                                                                                         4.979                 --
                                                                                         4.670                 --
                                                                                         4.578                 --
 American Funds Growth Subaccount (Class 2) (12/13).................................... 49.150                 --
                                                                                        49.421                 --
                                                                                        38.638                 --
                                                                                        35.396                 --
                                                                                        33.224                 --
                                                                                        30.710                 --
 American Funds Growth-Income Subaccount (Class 2) (12/13)............................. 31.806                 --
                                                                                        32.482                 --
                                                                                        26.621                 --
                                                                                        23.943                 --
                                                                                        23.670                 --
                                                                                        21.459                 --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (12/13)...............................  3.879                 --
                                                                                         3.994                 --
                                                                                         3.707                 --
                                                                                         3.254                 --
                                                                                         3.390                 --
                                                                                         3.288                 --
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)...................  2.143                 --
                                                                                         2.390                 --
                                                                                         1.950                 --
                                                                                         1.795                 --
                                                                                         1.837                 --
                                                                                         1.753                 --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)........................  3.242                 --
                                                                                         3.836                 --
                                                                                         3.445                 --
                                                                                         2.632                 --
                                                                                         2.791                 --
                                                                                         2.752                 --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13).......  1.213                 --
                                                                                         1.413                 --
                                                                                         1.102                 --
                                                                                         0.989                 --
                                                                                         1.148                 --
                                                                                         1.228                 --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13)..........  2.397                 --
                                                                                         2.565                 --
                                                                                         2.110                 --
                                                                                         1.955                 --
                                                                                         1.877                 --
                                                                                         1.657                 --

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)........................ 2018    2.388
                                                                                       2017    2.158
                                                                                       2016    2.140
                                                                                       2015    2.173
                                                                                       2014    1.918
                                                                                       2013    1.859
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (12/13).................. 2014   47.432
                                                                                       2013   45.126
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (12/13)..................... 2018    2.039
                                                                                       2017    1.727
                                                                                       2016    1.687
                                                                                       2015    1.763
                                                                                       2014    1.488
                                                                                       2013    1.416
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (12/13)....... 2018    1.743
                                                                                       2017    1.496
                                                                                       2016    1.392
                                                                                       2015    1.406
                                                                                       2014    1.330
                                                                                       2013    1.294
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (12/13)......... 2018    1.834
                                                                                       2017    1.516
                                                                                       2016    1.395
                                                                                       2015    1.410
                                                                                       2014    1.329
                                                                                       2013    1.283
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (12/13)....... 2018    1.641
                                                                                       2017    1.457
                                                                                       2016    1.366
                                                                                       2015    1.380
                                                                                       2014    1.304
                                                                                       2013    1.277
 BHFTI Harris Oakmark International Subaccount (Class A) (12/13)...................... 2018    3.773
                                                                                       2017    2.893
                                                                                       2016    2.677
                                                                                       2015    2.806
                                                                                       2014    2.978
                                                                                       2013    2.836
 BHFTI Invesco Comstock Subaccount (Class B) (12/13).................................. 2018    1.488
                                                                                       2017    1.265
                                                                                       2016    1.082
                                                                                       2015    1.154
                                                                                       2014    1.059
                                                                                       2013    1.012
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13).......................... 2018    4.341
                                                                                       2017    3.466
                                                                                       2016    3.112
                                                                                       2015    3.166
                                                                                       2014    2.935
                                                                                       2013    2.803
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13).......................... 2018    2.829
                                                                                       2017    2.739
                                                                                       2016    2.099
                                                                                       2015    2.270
                                                                                       2014    2.176
                                                                                       2013    2.083
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)........................ 2016    3.679
                                                                                       2015    3.761
                                                                                       2014    3.588
                                                                                       2013    3.560
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)................. 2018    1.471
                                                                                       2017    1.277
                                                                                       2016    1.227
                                                                                       2015    1.246
                                                                                       2014    1.144
                                                                                       2013    1.115



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)........................  2.182                 --
                                                                                        2.388                 --
                                                                                        2.158                 --
                                                                                        2.140                 --
                                                                                        2.173                 --
                                                                                        1.918                 --
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (12/13).................. 49.599                 --
                                                                                       47.432                 --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (12/13).....................  1.889                 --
                                                                                        2.039                 --
                                                                                        1.727                 --
                                                                                        1.687                 --
                                                                                        1.763                 --
                                                                                        1.488                 --
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (12/13).......  1.663                 --
                                                                                        1.743                 --
                                                                                        1.496                 --
                                                                                        1.392                 --
                                                                                        1.406                 --
                                                                                        1.330                 --
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (12/13).........  1.723                 --
                                                                                        1.834                 --
                                                                                        1.516                 --
                                                                                        1.395                 --
                                                                                        1.410                 --
                                                                                        1.329                 --
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (12/13).......  1.580                 --
                                                                                        1.641                 --
                                                                                        1.457                 --
                                                                                        1.366                 --
                                                                                        1.380                 --
                                                                                        1.304                 --
 BHFTI Harris Oakmark International Subaccount (Class A) (12/13)......................  2.869                 --
                                                                                        3.773                 --
                                                                                        2.893                 --
                                                                                        2.677                 --
                                                                                        2.806                 --
                                                                                        2.978                 --
 BHFTI Invesco Comstock Subaccount (Class B) (12/13)..................................  1.303                 --
                                                                                        1.488                 --
                                                                                        1.265                 --
                                                                                        1.082                 --
                                                                                        1.154                 --
                                                                                        1.059                 --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13)..........................  3.948                 --
                                                                                        4.341                 --
                                                                                        3.466                 --
                                                                                        3.112                 --
                                                                                        3.166                 --
                                                                                        2.935                 --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13)..........................  2.433                 --
                                                                                        2.829                 --
                                                                                        2.739                 --
                                                                                        2.099                 --
                                                                                        2.270                 --
                                                                                        2.176                 --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)........................  3.806                 --
                                                                                        3.679                 --
                                                                                        3.761                 --
                                                                                        3.588                 --
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13).................  1.361                 --
                                                                                        1.471                 --
                                                                                        1.277                 --
                                                                                        1.227                 --
                                                                                        1.246                 --
                                                                                        1.144                 --

                  GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 BHFTI MFS(R) Research International Subaccount (Class B) (12/13)................ 2018    2.286
                                                                                  2017    1.789
                                                                                  2016    1.810
                                                                                  2015    1.848
                                                                                  2014    1.992
                                                                                  2013    1.904
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (12/13).................... 2018    1.493
                                                                                  2017    1.095
                                                                                  2016    1.096
                                                                                  2015    1.059
                                                                                  2014    1.041
                                                                                  2013    0.993
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)............... 2018    1.050
                                                                                  2017    1.015
                                                                                  2016    0.968
                                                                                  2015    1.000
                                                                                  2014    0.972
                                                                                  2013    0.978
 BHFTI PIMCO Total Return Subaccount (Class B) (12/13)........................... 2018    2.210
                                                                                  2017    2.121
                                                                                  2016    2.073
                                                                                  2015    2.079
                                                                                  2014    2.002
                                                                                  2013    2.009
 BHFTI Pioneer Fund Subaccount (Class A) (12/13)................................. 2016    3.505
                                                                                  2015    3.513
                                                                                  2014    3.170
                                                                                  2013    3.050
 BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13)..................... 2016    3.625
                                                                                  2015    3.684
                                                                                  2014    3.533
                                                                                  2013    3.521
 BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13)....... 2018    1.399
                                                                                  2017    1.205
                                                                                  2016    1.156
                                                                                  2015    1.174
                                                                                  2014    1.084
                                                                                  2013    1.057
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)................ 2018   13.175
                                                                                  2017   11.299
                                                                                  2016    9.775
                                                                                  2015   10.169
                                                                                  2014    9.004
                                                                                  2013    8.672
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)............... 2018    5.280
                                                                                  2017    4.838
                                                                                  2016    4.201
                                                                                  2015    4.629
                                                                                  2014    4.235
                                                                                  2013    4.060
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)....................... 2018    9.843
                                                                                  2017    9.483
                                                                                  2016    9.224
                                                                                  2015    9.197
                                                                                  2014    8.614
                                                                                  2013    8.626
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13).............. 2018    8.343
                                                                                  2017    6.248
                                                                                  2016    6.262
                                                                                  2015    5.909
                                                                                  2014    5.443
                                                                                  2013    5.176



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 BHFTI MFS(R) Research International Subaccount (Class B) (12/13)................  1.960                 --
                                                                                   2.286                 --
                                                                                   1.789                 --
                                                                                   1.810                 --
                                                                                   1.848                 --
                                                                                   1.992                 --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (12/13)....................  1.293                 --
                                                                                   1.493                 --
                                                                                   1.095                 --
                                                                                   1.096                 --
                                                                                   1.059                 --
                                                                                   1.041                 --
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)...............  1.025                 --
                                                                                   1.050                 --
                                                                                   1.015                 --
                                                                                   0.968                 --
                                                                                   1.000                 --
                                                                                   0.972                 --
 BHFTI PIMCO Total Return Subaccount (Class B) (12/13)...........................  2.198                 --
                                                                                   2.210                 --
                                                                                   2.121                 --
                                                                                   2.073                 --
                                                                                   2.079                 --
                                                                                   2.002                 --
 BHFTI Pioneer Fund Subaccount (Class A) (12/13).................................  3.541                 --
                                                                                   3.505                 --
                                                                                   3.513                 --
                                                                                   3.170                 --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13).....................  3.732                 --
                                                                                   3.625                 --
                                                                                   3.684                 --
                                                                                   3.533                 --
 BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13).......  1.343                 --
                                                                                   1.399                 --
                                                                                   1.205                 --
                                                                                   1.156                 --
                                                                                   1.174                 --
                                                                                   1.084                 --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)................ 11.932                 --
                                                                                  13.175                 --
                                                                                  11.299                 --
                                                                                   9.775                 --
                                                                                  10.169                 --
                                                                                   9.004                 --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)...............  4.730                 --
                                                                                   5.280                 --
                                                                                   4.838                 --
                                                                                   4.201                 --
                                                                                   4.629                 --
                                                                                   4.235                 --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (12/13).......................  9.778                 --
                                                                                   9.843                 --
                                                                                   9.483                 --
                                                                                   9.224                 --
                                                                                   9.197                 --
                                                                                   8.614                 --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13)..............  8.520                 --
                                                                                   8.343                 --
                                                                                   6.248                 --
                                                                                   6.262                 --
                                                                                   5.909                 --
                                                                                   5.443                 --

                 GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13).................. 2018    2.378
                                                                                 2017    2.221
                                                                                 2016    1.887
                                                                                 2015    2.017
                                                                                 2014    1.844
                                                                                 2013    1.773
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)............ 2018    3.314
                                                                                 2017    3.294
                                                                                 2016    3.293
                                                                                 2015    3.302
                                                                                 2014    3.312
                                                                                 2013    3.313
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)............ 2018    1.750
                                                                                 2017    1.642
                                                                                 2016    1.575
                                                                                 2015    1.590
                                                                                 2014    1.526
                                                                                 2013    1.515
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)............ 2018    1.930
                                                                                 2017    1.749
                                                                                 2016    1.654
                                                                                 2015    1.677
                                                                                 2014    1.603
                                                                                 2013    1.576
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)............ 2018    2.092
                                                                                 2017    1.829
                                                                                 2016    1.713
                                                                                 2015    1.740
                                                                                 2014    1.661
                                                                                 2013    1.617
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)............ 2018    2.236
                                                                                 2017    1.882
                                                                                 2016    1.746
                                                                                 2015    1.781
                                                                                 2014    1.698
                                                                                 2013    1.638
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)............ 2018   10.801
                                                                                 2017    9.409
                                                                                 2016    8.820
                                                                                 2015    8.625
                                                                                 2014    7.825
                                                                                 2013    7.594
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (12/13)........................................................................ 2018    8.419
                                                                                 2017    7.092
                                                                                 2016    6.626
                                                                                 2015    6.491
                                                                                 2014    5.884
                                                                                 2013    5.625
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13).................... 2018   12.519
                                                                                 2017   10.035
                                                                                 2016    9.559
                                                                                 2015    9.328
                                                                                 2014    8.425
                                                                                 2013    8.112
 BHFTII Jennison Growth Subaccount (Class A) (12/13)............................ 2018    1.747
                                                                                 2017    1.276
                                                                                 2016    1.278
                                                                                 2015    1.157
                                                                                 2014    1.064
                                                                                 2013    1.019
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)............... 2018    2.207
                                                                                 2017    2.144
                                                                                 2016    2.101
                                                                                 2015    2.102
                                                                                 2014    1.992
                                                                                 2013    1.996



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)..................  2.301                 --
                                                                                  2.378                 --
                                                                                  2.221                 --
                                                                                  1.887                 --
                                                                                  2.017                 --
                                                                                  1.844                 --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)............  3.363                 --
                                                                                  3.314                 --
                                                                                  3.294                 --
                                                                                  3.293                 --
                                                                                  3.302                 --
                                                                                  3.312                 --
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)............  1.700                 --
                                                                                  1.750                 --
                                                                                  1.642                 --
                                                                                  1.575                 --
                                                                                  1.590                 --
                                                                                  1.526                 --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)............  1.839                 --
                                                                                  1.930                 --
                                                                                  1.749                 --
                                                                                  1.654                 --
                                                                                  1.677                 --
                                                                                  1.603                 --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)............  1.958                 --
                                                                                  2.092                 --
                                                                                  1.829                 --
                                                                                  1.713                 --
                                                                                  1.740                 --
                                                                                  1.661                 --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)............  2.048                 --
                                                                                  2.236                 --
                                                                                  1.882                 --
                                                                                  1.746                 --
                                                                                  1.781                 --
                                                                                  1.698                 --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)............ 10.363                 --
                                                                                 10.801                 --
                                                                                  9.409                 --
                                                                                  8.820                 --
                                                                                  8.625                 --
                                                                                  7.825                 --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (12/13)........................................................................  8.386                 --
                                                                                  8.419                 --
                                                                                  7.092                 --
                                                                                  6.626                 --
                                                                                  6.491                 --
                                                                                  5.884                 --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13).................... 11.762                 --
                                                                                 12.519                 --
                                                                                 10.035                 --
                                                                                  9.559                 --
                                                                                  9.328                 --
                                                                                  8.425                 --
 BHFTII Jennison Growth Subaccount (Class A) (12/13)............................  1.748                 --
                                                                                  1.747                 --
                                                                                  1.276                 --
                                                                                  1.278                 --
                                                                                  1.157                 --
                                                                                  1.064                 --
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)...............  2.196                 --
                                                                                  2.207                 --
                                                                                  2.144                 --
                                                                                  2.101                 --
                                                                                  2.102                 --
                                                                                  1.992                 --

                   GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13).................... 2018    4.233
                                                                                     2017    3.672
                                                                                     2016    3.067
                                                                                     2015    3.161
                                                                                     2014    2.903
                                                                                     2013    2.789
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (12/13)..................... 2018    2.213
                                                                                     2017    1.777
                                                                                     2016    1.759
                                                                                     2015    1.784
                                                                                     2014    1.903
                                                                                     2013    1.803
 BHFTII MetLife Russell 2000(R) Index Subaccount (Class A) (12/13).................. 2018    4.530
                                                                                     2017    3.962
                                                                                     2016    3.277
                                                                                     2015    3.433
                                                                                     2014    3.279
                                                                                     2013    3.119
 BHFTII MetLife Stock Index Subaccount (Class A) (12/13)............................ 2018   12.262
                                                                                     2017   10.119
                                                                                     2016    9.089
                                                                                     2015    9.011
                                                                                     2014    7.973
                                                                                     2013    7.653
 BHFTII MFS(R) Total Return Subaccount (Class F) (12/13)............................ 2018    1.344
                                                                                     2017    1.201
                                                                                     2016    1.105
                                                                                     2015    1.112
                                                                                     2014    1.029
                                                                                     2013    1.003
 BHFTII MFS(R) Value Subaccount (Class A) (12/13)................................... 2018    4.011
                                                                                     2017    3.409
                                                                                     2016    2.989
                                                                                     2015    3.003
                                                                                     2014    2.718
                                                                                     2013    2.593
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13)....................... 2018    4.096
                                                                                     2017    3.549
                                                                                     2016    3.000
                                                                                     2015    2.991
                                                                                     2014    3.000
                                                                                     2013    2.888
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)................. 2018    4.184
                                                                                     2017    3.144
                                                                                     2016    3.106
                                                                                     2015    2.819
                                                                                     2014    2.598
                                                                                     2013    2.494
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)................. 2018    5.232
                                                                                     2017    4.283
                                                                                     2016    3.853
                                                                                     2015    3.772
                                                                                     2014    3.547
                                                                                     2013    3.394
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16)................................................................... 2018   45.139
                                                                                     2017   41.833
                                                                                     2016   39.999
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13)....... 2018    2.443
                                                                                     2017    2.403
                                                                                     2016    2.380
                                                                                     2015    2.374
                                                                                     2014    2.316
                                                                                     2013    2.322



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13)....................  3.732                 --
                                                                                      4.233                 --
                                                                                      3.672                 --
                                                                                      3.067                 --
                                                                                      3.161                 --
                                                                                      2.903                 --
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (12/13).....................  1.899                 --
                                                                                      2.213                 --
                                                                                      1.777                 --
                                                                                      1.759                 --
                                                                                      1.784                 --
                                                                                      1.903                 --
 BHFTII MetLife Russell 2000(R) Index Subaccount (Class A) (12/13)..................  4.021                 --
                                                                                      4.530                 --
                                                                                      3.962                 --
                                                                                      3.277                 --
                                                                                      3.433                 --
                                                                                      3.279                 --
 BHFTII MetLife Stock Index Subaccount (Class A) (12/13)............................ 11.662                 --
                                                                                     12.262                 --
                                                                                     10.119                 --
                                                                                      9.089                 --
                                                                                      9.011                 --
                                                                                      7.973                 --
 BHFTII MFS(R) Total Return Subaccount (Class F) (12/13)............................  1.262                 --
                                                                                      1.344                 --
                                                                                      1.201                 --
                                                                                      1.105                 --
                                                                                      1.112                 --
                                                                                      1.029                 --
 BHFTII MFS(R) Value Subaccount (Class A) (12/13)...................................  3.597                 --
                                                                                      4.011                 --
                                                                                      3.409                 --
                                                                                      2.989                 --
                                                                                      3.003                 --
                                                                                      2.718                 --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13).......................  3.810                 --
                                                                                      4.096                 --
                                                                                      3.549                 --
                                                                                      3.000                 --
                                                                                      2.991                 --
                                                                                      3.000                 --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13).................  4.123                 --
                                                                                      4.184                 --
                                                                                      3.144                 --
                                                                                      3.106                 --
                                                                                      2.819                 --
                                                                                      2.598                 --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13).................  4.863                 --
                                                                                      5.232                 --
                                                                                      4.283                 --
                                                                                      3.853                 --
                                                                                      3.772                 --
                                                                                      3.547                 --
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16)................................................................... 43.294                 --
                                                                                     45.139                 --
                                                                                     41.833                 --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13).......  2.459                 --
                                                                                      2.443                 --
                                                                                      2.403                 --
                                                                                      2.380                 --
                                                                                      2.374                 --
                                                                                      2.316                 --

                GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (12/13).......... 2018    1.521
                                                                               2017    1.361
                                                                               2016    1.039
                                                                               2015    1.111
                                                                               2014    1.053
                                                                               2013    1.005
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (12/13).............. 2018   10.343
                                                                               2017    8.532
                                                                               2016    7.944
                                                                               2015    7.935
                                                                               2014    7.128
                                                                               2013    6.831
 Fidelity VIP Freedom 2020 Subaccount (5/15).................................. 2018   21.498
                                                                               2017   18.547
                                                                               2016   17.582
                                                                               2015   18.424
 Fidelity VIP Freedom 2025 Subaccount (5/15).................................. 2018   22.908
                                                                               2017   19.544
                                                                               2016   18.496
                                                                               2015   19.457
 Fidelity VIP Freedom 2030 Subaccount (5/15).................................. 2018   23.345
                                                                               2017   19.400
                                                                               2016   18.293
                                                                               2015   19.372
 Fidelity VIP Freedom 2040 Subaccount (5/15).................................. 2018   30.579
                                                                               2017   24.876
                                                                               2016   23.422
                                                                               2015   24.877
 Fidelity VIP Freedom 2050 Subaccount (5/15).................................. 2018   31.247
                                                                               2017   25.418
                                                                               2016   23.925
                                                                               2015   25.430
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13).................... 2018    9.353
                                                                               2017    7.783
                                                                               2016    6.974
                                                                               2015    7.111
                                                                               2014    6.727
                                                                               2013    6.408
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)......... 2018    2.078
                                                                               2017    1.485
                                                                               2016    1.268
                                                                               2015    1.582
                                                                               2014    1.732
                                                                               2013    1.686
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13).................... 2018    5.315
                                                                               2017    4.569
                                                                               2016    4.276
                                                                               2015    4.586
                                                                               2014    5.176
                                                                               2013    4.931
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (12/13)............... 2018   11.321
                                                                               2017    8.935
                                                                               2016    7.994
                                                                               2015    7.727
                                                                               2014    6.905
                                                                               2013    6.634
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)....... 2014    5.536
                                                                               2013    5.287



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (12/13)..........  1.263                 --
                                                                                1.521                 --
                                                                                1.361                 --
                                                                                1.039                 --
                                                                                1.111                 --
                                                                                1.053                 --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (12/13)..............  9.627                 --
                                                                               10.343                 --
                                                                                8.532                 --
                                                                                7.944                 --
                                                                                7.935                 --
                                                                                7.128                 --
 Fidelity VIP Freedom 2020 Subaccount (5/15).................................. 20.131                 --
                                                                               21.498                 --
                                                                               18.547                 --
                                                                               17.582                 --
 Fidelity VIP Freedom 2025 Subaccount (5/15).................................. 21.292                 --
                                                                               22.908                 --
                                                                               19.544                 --
                                                                               18.496                 --
 Fidelity VIP Freedom 2030 Subaccount (5/15).................................. 21.400                 --
                                                                               23.345                 --
                                                                               19.400                 --
                                                                               18.293                 --
 Fidelity VIP Freedom 2040 Subaccount (5/15).................................. 27.401                 --
                                                                               30.579                 --
                                                                               24.876                 --
                                                                               23.422                 --
 Fidelity VIP Freedom 2050 Subaccount (5/15).................................. 27.998                 --
                                                                               31.247                 --
                                                                               25.418                 --
                                                                               23.925                 --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)....................  7.947                 --
                                                                                9.353                 --
                                                                                7.783                 --
                                                                                6.974                 --
                                                                                7.111                 --
                                                                                6.727                 --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13).........  1.745                 --
                                                                                2.078                 --
                                                                                1.485                 --
                                                                                1.268                 --
                                                                                1.582                 --
                                                                                1.732                 --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)....................  4.481                 --
                                                                                5.315                 --
                                                                                4.569                 --
                                                                                4.276                 --
                                                                                4.586                 --
                                                                                5.176                 --
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (12/13)............... 11.212                 --
                                                                               11.321                 --
                                                                                8.935                 --
                                                                                7.994                 --
                                                                                7.727                 --
                                                                                6.905                 --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13).......  5.587                 --
                                                                                5.536                 --

                  GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)............ 2018   8.737
                                                                                   2017   7.330
                                                                                   2016   6.698
                                                                                   2015   6.612
                                                                                   2014   5.975
                                                                                   2013   5.726
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)....... 2018   1.529
                                                                                   2017   1.287
                                                                                   2016   1.122
                                                                                   2015   1.176
                                                                                   2014   1.039
                                                                                   2013   1.001
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)........ 2018   4.341
                                                                                   2017   3.462
                                                                                   2016   3.234
                                                                                   2015   2.954
                                                                                   2014   2.599
                                                                                   2013   2.477
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)........ 2018   4.484
                                                                                   2017   3.619
                                                                                   2016   3.431
                                                                                   2015   3.599
                                                                                   2014   3.468
                                                                                   2013   3.257
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (12/13)............................ 2018   3.877
                                                                                   2017   3.678
                                                                                   2016   3.528
                                                                                   2015   3.497
                                                                                   2014   3.519
                                                                                   2013   3.508
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (12/13).................... 2018   6.351
                                                                                   2017   5.456
                                                                                   2016   5.151
                                                                                   2015   5.257
                                                                                   2014   4.824
                                                                                   2013   4.673



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)............ 8.559           --
                                                                                   8.737           --
                                                                                   7.330           --
                                                                                   6.698           --
                                                                                   6.612           --
                                                                                   5.975           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)....... 1.450           --
                                                                                   1.529           --
                                                                                   1.287           --
                                                                                   1.122           --
                                                                                   1.176           --
                                                                                   1.039           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)........ 4.329           --
                                                                                   4.341           --
                                                                                   3.462           --
                                                                                   3.234           --
                                                                                   2.954           --
                                                                                   2.599           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)........ 4.624           --
                                                                                   4.484           --
                                                                                   3.619           --
                                                                                   3.431           --
                                                                                   3.599           --
                                                                                   3.468           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (12/13)............................ 3.779           --
                                                                                   3.877           --
                                                                                   3.678           --
                                                                                   3.528           --
                                                                                   3.497           --
                                                                                   3.519           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (12/13).................... 6.272           --
                                                                                   6.351           --
                                                                                   5.456           --
                                                                                   5.151           --
                                                                                   5.257           --
                                                                                   4.824           --





                                 GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (12/13)........ 2018    5.324           4.780          --
                                                                   2017    4.102           5.324          --
                                                                   2016    4.131           4.102          --
                                                                   2015    3.913           4.131          --
                                                                   2014    3.875           3.913          --
                                                                   2013    3.696           3.875          --
 American Funds Growth Subaccount (Class 2) (12/13)............... 2018   35.208          34.665          --
                                                                   2017   27.802          35.208          --
                                                                   2016   25.725          27.802          --
                                                                   2015   24.389          25.725          --
                                                                   2014   22.770          24.389          --
                                                                   2013   21.843          22.770          --
 American Funds Growth-Income Subaccount (Class 2) (12/13)........ 2018   23.142          22.433          --
                                                                   2017   19.156          23.142          --
                                                                   2016   17.402          19.156          --
                                                                   2015   17.377          17.402          --
                                                                   2014   15.912          17.377          --
                                                                   2013   15.264          15.912          --

                     GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                UNIT VALUE AT
                                                                                                 BEGINNING OF
PORTFOLIO NAME                                                                           YEAR        YEAR
--------------------------------------------------------------------------------------- ------ ---------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (12/13)............................... 2018    3.226
                                                                                        2017    3.024
                                                                                        2016    2.682
                                                                                        2015    2.822
                                                                                        2014    2.765
                                                                                        2013    2.745
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)................... 2018    2.095
                                                                                        2017    1.727
                                                                                        2016    1.605
                                                                                        2015    1.659
                                                                                        2014    1.600
                                                                                        2013    1.534
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)........................ 2018    3.280
                                                                                        2017    2.974
                                                                                        2016    2.296
                                                                                        2015    2.459
                                                                                        2014    2.449
                                                                                        2013    2.354
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13)....... 2018    1.257
                                                                                        2017    0.991
                                                                                        2016    0.897
                                                                                        2015    1.053
                                                                                        2014    1.138
                                                                                        2013    1.120
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13).......... 2018    2.105
                                                                                        2017    1.749
                                                                                        2016    1.636
                                                                                        2015    1.587
                                                                                        2014    1.415
                                                                                        2013    1.354
 BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)......................... 2018    2.083
                                                                                        2017    1.901
                                                                                        2016    1.904
                                                                                        2015    1.953
                                                                                        2014    1.741
                                                                                        2013    1.689
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (12/13)................... 2014   34.511
                                                                                        2013   32.849
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (12/13)...................... 2018    1.722
                                                                                        2017    1.473
                                                                                        2016    1.454
                                                                                        2015    1.535
                                                                                        2014    1.308
                                                                                        2013    1.246
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (12/13)........ 2018    1.582
                                                                                        2017    1.371
                                                                                        2016    1.289
                                                                                        2015    1.315
                                                                                        2014    1.256
                                                                                        2013    1.223
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (12/13).......... 2018    1.664
                                                                                        2017    1.390
                                                                                        2016    1.292
                                                                                        2015    1.319
                                                                                        2014    1.256
                                                                                        2013    1.213
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (12/13)........ 2018    1.489
                                                                                        2017    1.336
                                                                                        2016    1.264
                                                                                        2015    1.290
                                                                                        2014    1.232
                                                                                        2013    1.207



                                                                                                         NUMBER OF UNITS
                                                                                         UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                            END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------------- --------------- ----------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (12/13)...............................  3.102                 --
                                                                                         3.226                 --
                                                                                         3.024                 --
                                                                                         2.682                 --
                                                                                         2.822                 --
                                                                                         2.765                 --
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)...................  1.860                 --
                                                                                         2.095                 --
                                                                                         1.727                 --
                                                                                         1.605                 --
                                                                                         1.659                 --
                                                                                         1.600                 --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)........................  2.744                 --
                                                                                         3.280                 --
                                                                                         2.974                 --
                                                                                         2.296                 --
                                                                                         2.459                 --
                                                                                         2.449                 --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13).......  1.068                 --
                                                                                         1.257                 --
                                                                                         0.991                 --
                                                                                         0.897                 --
                                                                                         1.053                 --
                                                                                         1.138                 --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13)..........  1.947                 --
                                                                                         2.105                 --
                                                                                         1.749                 --
                                                                                         1.636                 --
                                                                                         1.587                 --
                                                                                         1.415                 --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13).........................  1.884                 --
                                                                                         2.083                 --
                                                                                         1.901                 --
                                                                                         1.904                 --
                                                                                         1.953                 --
                                                                                         1.741                 --
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (12/13)................... 35.974                 --
                                                                                        34.511                 --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (12/13)......................  1.580                 --
                                                                                         1.722                 --
                                                                                         1.473                 --
                                                                                         1.454                 --
                                                                                         1.535                 --
                                                                                         1.308                 --
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (12/13)........  1.494                 --
                                                                                         1.582                 --
                                                                                         1.371                 --
                                                                                         1.289                 --
                                                                                         1.315                 --
                                                                                         1.256                 --
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (12/13)..........  1.548                 --
                                                                                         1.664                 --
                                                                                         1.390                 --
                                                                                         1.292                 --
                                                                                         1.319                 --
                                                                                         1.256                 --
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (12/13)........  1.420                 --
                                                                                         1.489                 --
                                                                                         1.336                 --
                                                                                         1.264                 --
                                                                                         1.290                 --
                                                                                         1.232                 --

               GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 BHFTI Harris Oakmark International Subaccount (Class A) (12/13)............ 2018   3.215
                                                                             2017   2.490
                                                                             2016   2.327
                                                                             2015   2.464
                                                                             2014   2.642
                                                                             2013   2.516
 BHFTI Invesco Comstock Subaccount (Class B) (12/13)........................ 2018   1.428
                                                                             2017   1.225
                                                                             2016   1.058
                                                                             2015   1.140
                                                                             2014   1.057
                                                                             2013   1.011
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13)................ 2018   3.690
                                                                             2017   2.976
                                                                             2016   2.699
                                                                             2015   2.774
                                                                             2014   2.597
                                                                             2013   2.481
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13)................ 2018   2.492
                                                                             2017   2.436
                                                                             2016   1.886
                                                                             2015   2.060
                                                                             2014   1.994
                                                                             2013   1.910
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13).............. 2016   3.022
                                                                             2015   3.120
                                                                             2014   3.007
                                                                             2013   2.984
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)....... 2018   1.397
                                                                             2017   1.225
                                                                             2016   1.189
                                                                             2015   1.219
                                                                             2014   1.130
                                                                             2013   1.103
 BHFTI MFS(R) Research International Subaccount (Class B) (12/13)........... 2018   1.930
                                                                             2017   1.526
                                                                             2016   1.560
                                                                             2015   1.609
                                                                             2014   1.751
                                                                             2013   1.674
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (12/13)............... 2018   1.432
                                                                             2017   1.061
                                                                             2016   1.073
                                                                             2015   1.047
                                                                             2014   1.039
                                                                             2013   0.991
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13).......... 2018   1.008
                                                                             2017   0.983
                                                                             2016   0.947
                                                                             2015   0.988
                                                                             2014   0.971
                                                                             2013   0.977
 BHFTI PIMCO Total Return Subaccount (Class B) (12/13)...................... 2018   1.866
                                                                             2017   1.809
                                                                             2016   1.786
                                                                             2015   1.810
                                                                             2014   1.759
                                                                             2013   1.767
 BHFTI Pioneer Fund Subaccount (Class A) (12/13)............................ 2016   2.815
                                                                             2015   2.850
                                                                             2014   2.598
                                                                             2013   2.501
 BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13)................ 2016   2.924
                                                                             2015   3.001
                                                                             2014   2.907
                                                                             2013   2.898



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 BHFTI Harris Oakmark International Subaccount (Class A) (12/13)............ 2.420           --
                                                                             3.215           --
                                                                             2.490           --
                                                                             2.327           --
                                                                             2.464           --
                                                                             2.642           --
 BHFTI Invesco Comstock Subaccount (Class B) (12/13)........................ 1.238           --
                                                                             1.428           --
                                                                             1.225           --
                                                                             1.058           --
                                                                             1.140           --
                                                                             1.057           --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13)................ 3.323           --
                                                                             3.690           --
                                                                             2.976           --
                                                                             2.699           --
                                                                             2.774           --
                                                                             2.597           --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13)................ 2.121           --
                                                                             2.492           --
                                                                             2.436           --
                                                                             1.886           --
                                                                             2.060           --
                                                                             1.994           --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13).............. 3.116           --
                                                                             3.022           --
                                                                             3.120           --
                                                                             3.007           --
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)....... 1.280           --
                                                                             1.397           --
                                                                             1.225           --
                                                                             1.189           --
                                                                             1.219           --
                                                                             1.130           --
 BHFTI MFS(R) Research International Subaccount (Class B) (12/13)........... 1.639           --
                                                                             1.930           --
                                                                             1.526           --
                                                                             1.560           --
                                                                             1.609           --
                                                                             1.751           --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (12/13)............... 1.228           --
                                                                             1.432           --
                                                                             1.061           --
                                                                             1.073           --
                                                                             1.047           --
                                                                             1.039           --
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13).......... 0.973           --
                                                                             1.008           --
                                                                             0.983           --
                                                                             0.947           --
                                                                             0.988           --
                                                                             0.971           --
 BHFTI PIMCO Total Return Subaccount (Class B) (12/13)...................... 1.838           --
                                                                             1.866           --
                                                                             1.809           --
                                                                             1.786           --
                                                                             1.810           --
                                                                             1.759           --
 BHFTI Pioneer Fund Subaccount (Class A) (12/13)............................ 2.835           --
                                                                             2.815           --
                                                                             2.850           --
                                                                             2.598           --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13)................ 3.000           --
                                                                             2.924           --
                                                                             3.001           --
                                                                             2.907           --

                  GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13)....... 2018   1.335
                                                                                  2017   1.161
                                                                                  2016   1.125
                                                                                  2015   1.154
                                                                                  2014   1.076
                                                                                  2013   1.050
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)................ 2018   9.951
                                                                                  2017   8.620
                                                                                  2016   7.532
                                                                                  2015   7.914
                                                                                  2014   7.078
                                                                                  2013   6.821
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)............... 2018   4.307
                                                                                  2017   3.986
                                                                                  2016   3.496
                                                                                  2015   3.891
                                                                                  2014   3.595
                                                                                  2013   3.448
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)....................... 2018   6.981
                                                                                  2017   6.793
                                                                                  2016   6.674
                                                                                  2015   6.721
                                                                                  2014   6.358
                                                                                  2013   6.370
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13).............. 2018   6.617
                                                                                  2017   5.005
                                                                                  2016   5.066
                                                                                  2015   4.829
                                                                                  2014   4.493
                                                                                  2013   4.275
 BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)................... 2018   2.033
                                                                                  2017   1.918
                                                                                  2016   1.646
                                                                                  2015   1.777
                                                                                  2014   1.641
                                                                                  2013   1.579
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)............. 2018   2.350
                                                                                  2017   2.360
                                                                                  2016   2.382
                                                                                  2015   2.413
                                                                                  2014   2.445
                                                                                  2013   2.446
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)............. 2018   1.542
                                                                                  2017   1.461
                                                                                  2016   1.416
                                                                                  2015   1.443
                                                                                  2014   1.399
                                                                                  2013   1.390
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)............. 2018   1.700
                                                                                  2017   1.556
                                                                                  2016   1.486
                                                                                  2015   1.522
                                                                                  2014   1.470
                                                                                  2013   1.446
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)............. 2018   1.843
                                                                                  2017   1.627
                                                                                  2016   1.539
                                                                                  2015   1.580
                                                                                  2014   1.523
                                                                                  2013   1.483
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)............. 2018   1.970
                                                                                  2017   1.675
                                                                                  2016   1.569
                                                                                  2015   1.617
                                                                                  2014   1.557
                                                                                  2013   1.502



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13)....... 1.277           --
                                                                                  1.335           --
                                                                                  1.161           --
                                                                                  1.125           --
                                                                                  1.154           --
                                                                                  1.076           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)................ 8.922           --
                                                                                  9.951           --
                                                                                  8.620           --
                                                                                  7.532           --
                                                                                  7.914           --
                                                                                  7.078           --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)............... 3.820           --
                                                                                  4.307           --
                                                                                  3.986           --
                                                                                  3.496           --
                                                                                  3.891           --
                                                                                  3.595           --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)....................... 6.865           --
                                                                                  6.981           --
                                                                                  6.793           --
                                                                                  6.674           --
                                                                                  6.721           --
                                                                                  6.358           --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13).............. 6.690           --
                                                                                  6.617           --
                                                                                  5.005           --
                                                                                  5.066           --
                                                                                  4.829           --
                                                                                  4.493           --
 BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)................... 1.961           --
                                                                                  2.033           --
                                                                                  1.918           --
                                                                                  1.646           --
                                                                                  1.777           --
                                                                                  1.641           --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)............. 2.361           --
                                                                                  2.350           --
                                                                                  2.360           --
                                                                                  2.382           --
                                                                                  2.413           --
                                                                                  2.445           --
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)............. 1.482           --
                                                                                  1.542           --
                                                                                  1.461           --
                                                                                  1.416           --
                                                                                  1.443           --
                                                                                  1.399           --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)............. 1.604           --
                                                                                  1.700           --
                                                                                  1.556           --
                                                                                  1.486           --
                                                                                  1.522           --
                                                                                  1.470           --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)............. 1.708           --
                                                                                  1.843           --
                                                                                  1.627           --
                                                                                  1.539           --
                                                                                  1.580           --
                                                                                  1.523           --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)............. 1.787           --
                                                                                  1.970           --
                                                                                  1.675           --
                                                                                  1.569           --
                                                                                  1.617           --
                                                                                  1.557           --

                 GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)............ 2018   7.883
                                                                                 2017   6.936
                                                                                 2016   6.567
                                                                                 2015   6.486
                                                                                 2014   5.944
                                                                                 2013   5.771
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (12/13)........................................................................ 2018   6.677
                                                                                 2017   5.681
                                                                                 2016   5.362
                                                                                 2015   5.305
                                                                                 2014   4.857
                                                                                 2013   4.646
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13).................... 2018   9.303
                                                                                 2017   7.531
                                                                                 2016   7.246
                                                                                 2015   7.143
                                                                                 2014   6.516
                                                                                 2013   6.277
 BHFTII Jennison Growth Subaccount (Class A) (12/13)............................ 2018   1.676
                                                                                 2017   1.236
                                                                                 2016   1.250
                                                                                 2015   1.144
                                                                                 2014   1.062
                                                                                 2013   1.017
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)............... 2018   1.822
                                                                                 2017   1.788
                                                                                 2016   1.770
                                                                                 2015   1.788
                                                                                 2014   1.712
                                                                                 2013   1.716
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13)................ 2018   3.553
                                                                                 2017   3.114
                                                                                 2016   2.627
                                                                                 2015   2.735
                                                                                 2014   2.537
                                                                                 2013   2.438
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (12/13)................. 2018   1.827
                                                                                 2017   1.482
                                                                                 2016   1.482
                                                                                 2015   1.517
                                                                                 2014   1.636
                                                                                 2013   1.550
 BHFTII MetLife Russell 2000(R) Index Subaccount (Class A) (12/13).............. 2018   3.741
                                                                                 2017   3.305
                                                                                 2016   2.760
                                                                                 2015   2.921
                                                                                 2014   2.817
                                                                                 2013   2.681
 BHFTII MetLife Stock Index Subaccount (Class A) (12/13)........................ 2018   9.297
                                                                                 2017   7.749
                                                                                 2016   7.030
                                                                                 2015   7.040
                                                                                 2014   6.292
                                                                                 2013   6.043
 BHFTII MFS(R) Total Return Subaccount (Class F) (12/13)........................ 2018   1.289
                                                                                 2017   1.163
                                                                                 2016   1.082
                                                                                 2015   1.100
                                                                                 2014   1.027
                                                                                 2013   1.002
 BHFTII MFS(R) Value Subaccount (Class A) (12/13)............................... 2018   3.302
                                                                                 2017   2.834
                                                                                 2016   2.510
                                                                                 2015   2.547
                                                                                 2014   2.329
                                                                                 2013   2.223



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)............ 7.488           --
                                                                                 7.883           --
                                                                                 6.936           --
                                                                                 6.567           --
                                                                                 6.486           --
                                                                                 5.944           --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (12/13)........................................................................ 6.585           --
                                                                                 6.677           --
                                                                                 5.681           --
                                                                                 5.362           --
                                                                                 5.305           --
                                                                                 4.857           --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13).................... 8.653           --
                                                                                 9.303           --
                                                                                 7.531           --
                                                                                 7.246           --
                                                                                 7.143           --
                                                                                 6.516           --
 BHFTII Jennison Growth Subaccount (Class A) (12/13)............................ 1.660           --
                                                                                 1.676           --
                                                                                 1.236           --
                                                                                 1.250           --
                                                                                 1.144           --
                                                                                 1.062           --
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)............... 1.795           --
                                                                                 1.822           --
                                                                                 1.788           --
                                                                                 1.770           --
                                                                                 1.788           --
                                                                                 1.712           --
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13)................ 3.102           --
                                                                                 3.553           --
                                                                                 3.114           --
                                                                                 2.627           --
                                                                                 2.735           --
                                                                                 2.537           --
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (12/13)................. 1.553           --
                                                                                 1.827           --
                                                                                 1.482           --
                                                                                 1.482           --
                                                                                 1.517           --
                                                                                 1.636           --
 BHFTII MetLife Russell 2000(R) Index Subaccount (Class A) (12/13).............. 3.287           --
                                                                                 3.741           --
                                                                                 3.305           --
                                                                                 2.760           --
                                                                                 2.921           --
                                                                                 2.817           --
 BHFTII MetLife Stock Index Subaccount (Class A) (12/13)........................ 8.754           --
                                                                                 9.297           --
                                                                                 7.749           --
                                                                                 7.030           --
                                                                                 7.040           --
                                                                                 6.292           --
 BHFTII MFS(R) Total Return Subaccount (Class F) (12/13)........................ 1.199           --
                                                                                 1.289           --
                                                                                 1.163           --
                                                                                 1.082           --
                                                                                 1.100           --
                                                                                 1.027           --
 BHFTII MFS(R) Value Subaccount (Class A) (12/13)............................... 2.931           --
                                                                                 3.302           --
                                                                                 2.834           --
                                                                                 2.510           --
                                                                                 2.547           --
                                                                                 2.329           --

                   GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13)....................... 2018    3.439
                                                                                     2017    3.010
                                                                                     2016    2.569
                                                                                     2015    2.587
                                                                                     2014    2.621
                                                                                     2013    2.524
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)................. 2018    3.455
                                                                                     2017    2.622
                                                                                     2016    2.616
                                                                                     2015    2.398
                                                                                     2014    2.233
                                                                                     2013    2.144
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)................. 2018    4.248
                                                                                     2017    3.512
                                                                                     2016    3.191
                                                                                     2015    3.155
                                                                                     2014    2.997
                                                                                     2013    2.869
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16)................................................................... 2018   35.802
                                                                                     2017   33.513
                                                                                     2016   32.257
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13)....... 2018    1.937
                                                                                     2017    1.925
                                                                                     2016    1.926
                                                                                     2015    1.940
                                                                                     2014    1.912
                                                                                     2013    1.918
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (12/13)................ 2018    1.459
                                                                                     2017    1.319
                                                                                     2016    1.017
                                                                                     2015    1.098
                                                                                     2014    1.051
                                                                                     2013    1.004
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (12/13).................... 2018    8.218
                                                                                     2017    6.847
                                                                                     2016    6.439
                                                                                     2015    6.496
                                                                                     2014    5.894
                                                                                     2013    5.652
 Fidelity VIP Freedom 2020 Subaccount (5/15)........................................ 2018   18.937
                                                                                     2017   16.501
                                                                                     2016   15.800
                                                                                     2015   16.666
 Fidelity VIP Freedom 2025 Subaccount (5/15)........................................ 2018   20.179
                                                                                     2017   17.388
                                                                                     2016   16.621
                                                                                     2015   17.600
 Fidelity VIP Freedom 2030 Subaccount (5/15)........................................ 2018   20.564
                                                                                     2017   17.260
                                                                                     2016   16.438
                                                                                     2015   17.524
 Fidelity VIP Freedom 2040 Subaccount (5/15)........................................ 2018   28.023
                                                                                     2017   23.025
                                                                                     2016   21.897
                                                                                     2015   23.412
 Fidelity VIP Freedom 2050 Subaccount (5/15)........................................ 2018   28.635
                                                                                     2017   23.527
                                                                                     2016   22.367
                                                                                     2015   23.932



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13).......................  3.166          --
                                                                                      3.439          --
                                                                                      3.010          --
                                                                                      2.569          --
                                                                                      2.587          --
                                                                                      2.621          --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13).................  3.371          --
                                                                                      3.455          --
                                                                                      2.622          --
                                                                                      2.616          --
                                                                                      2.398          --
                                                                                      2.233          --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13).................  3.908          --
                                                                                      4.248          --
                                                                                      3.512          --
                                                                                      3.191          --
                                                                                      3.155          --
                                                                                      2.997          --
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16)................................................................... 33.996          --
                                                                                     35.802          --
                                                                                     33.513          --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13).......  1.931          --
                                                                                      1.937          --
                                                                                      1.925          --
                                                                                      1.926          --
                                                                                      1.940          --
                                                                                      1.912          --
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (12/13)................  1.199          --
                                                                                      1.459          --
                                                                                      1.319          --
                                                                                      1.017          --
                                                                                      1.098          --
                                                                                      1.051          --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (12/13)....................  7.573          --
                                                                                      8.218          --
                                                                                      6.847          --
                                                                                      6.439          --
                                                                                      6.496          --
                                                                                      5.894          --
 Fidelity VIP Freedom 2020 Subaccount (5/15)........................................ 17.555          --
                                                                                     18.937          --
                                                                                     16.501          --
                                                                                     15.800          --
 Fidelity VIP Freedom 2025 Subaccount (5/15)........................................ 18.568          --
                                                                                     20.179          --
                                                                                     17.388          --
                                                                                     16.621          --
 Fidelity VIP Freedom 2030 Subaccount (5/15)........................................ 18.662          --
                                                                                     20.564          --
                                                                                     17.260          --
                                                                                     16.438          --
 Fidelity VIP Freedom 2040 Subaccount (5/15)........................................ 24.860          --
                                                                                     28.023          --
                                                                                     23.025          --
                                                                                     21.897          --
 Fidelity VIP Freedom 2050 Subaccount (5/15)........................................ 25.401          --
                                                                                     28.635          --
                                                                                     23.527          --
                                                                                     22.367          --

                  GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)........................ 2018   7.733
                                                                                   2017   6.499
                                                                                   2016   5.883
                                                                                   2015   6.059
                                                                                   2014   5.789
                                                                                   2013   5.518
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)............. 2018   1.671
                                                                                   2017   1.205
                                                                                   2016   1.040
                                                                                   2015   1.310
                                                                                   2014   1.449
                                                                                   2013   1.411
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)........................ 2018   4.112
                                                                                   2017   3.569
                                                                                   2016   3.374
                                                                                   2015   3.656
                                                                                   2014   4.167
                                                                                   2013   3.972
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (12/13)................... 2018   8.878
                                                                                   2017   7.077
                                                                                   2016   6.395
                                                                                   2015   6.244
                                                                                   2014   5.636
                                                                                   2013   5.417
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)........... 2014   4.529
                                                                                   2013   4.327
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)............ 2018   6.724
                                                                                   2017   5.698
                                                                                   2016   5.259
                                                                                   2015   5.244
                                                                                   2014   4.786
                                                                                   2013   4.589
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)....... 2018   1.467
                                                                                   2017   1.247
                                                                                   2016   1.098
                                                                                   2015   1.163
                                                                                   2014   1.037
                                                                                   2013   1.000
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)........ 2018   3.566
                                                                                   2017   2.872
                                                                                   2016   2.710
                                                                                   2015   2.500
                                                                                   2014   2.222
                                                                                   2013   2.119
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)........ 2018   3.739
                                                                                   2017   3.048
                                                                                   2016   2.918
                                                                                   2015   3.092
                                                                                   2014   3.010
                                                                                   2013   2.828
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (12/13)............................ 2018   3.064
                                                                                   2017   2.935
                                                                                   2016   2.844
                                                                                   2015   2.847
                                                                                   2014   2.894
                                                                                   2013   2.887
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (12/13).................... 2018   4.916
                                                                                   2017   4.266
                                                                                   2016   4.068
                                                                                   2015   4.193
                                                                                   2014   3.887
                                                                                   2013   3.767



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)........................ 6.505           --
                                                                                   7.733           --
                                                                                   6.499           --
                                                                                   5.883           --
                                                                                   6.059           --
                                                                                   5.789           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)............. 1.388           --
                                                                                   1.671           --
                                                                                   1.205           --
                                                                                   1.040           --
                                                                                   1.310           --
                                                                                   1.449           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)........................ 3.432           --
                                                                                   4.112           --
                                                                                   3.569           --
                                                                                   3.374           --
                                                                                   3.656           --
                                                                                   4.167           --
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (12/13)................... 8.704           --
                                                                                   8.878           --
                                                                                   7.077           --
                                                                                   6.395           --
                                                                                   6.244           --
                                                                                   5.636           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)........... 4.557           --
                                                                                   4.529           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)............ 6.521           --
                                                                                   6.724           --
                                                                                   5.698           --
                                                                                   5.259           --
                                                                                   5.244           --
                                                                                   4.786           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)....... 1.377           --
                                                                                   1.467           --
                                                                                   1.247           --
                                                                                   1.098           --
                                                                                   1.163           --
                                                                                   1.037           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)........ 3.520           --
                                                                                   3.566           --
                                                                                   2.872           --
                                                                                   2.710           --
                                                                                   2.500           --
                                                                                   2.222           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)........ 3.817           --
                                                                                   3.739           --
                                                                                   3.048           --
                                                                                   2.918           --
                                                                                   3.092           --
                                                                                   3.010           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (12/13)............................ 2.956           --
                                                                                   3.064           --
                                                                                   2.935           --
                                                                                   2.844           --
                                                                                   2.847           --
                                                                                   2.894           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (12/13).................... 4.807           --
                                                                                   4.916           --
                                                                                   4.266           --
                                                                                   4.068           --
                                                                                   4.193           --
                                                                                   3.887           --

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2018 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 4/28/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/27/2018, Brighthouse Funds Trust II-BlackRock Large Cap Value Portfolio merged into Brighthouse Funds Trust II-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/27/2018, Brighthouse Funds Trust I-Pyramis(R) Managed Risk Portfolio merged into Brighthouse Funds Trust I-Schroders Global Multi-Asset Portfolio and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                  PORTFOLIO/SERIES                 MARKETING NAME
----------------------------------------- ------------------------- -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund        American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund        American Funds Growth-Income
                                                                    Fund
American Funds Insurance Series(R)        Growth Fund               American Funds Growth Fund
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio   Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio         Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Services

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value

Advertisement of the Separate Account

Taxes

 Qualified Annuity Contracts

 Types of Qualified Plans

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METROPOLITAN LIFE INSURANCE COMPANY, ATTN: FULFILLMENT UNIT -- GOLD TRACK SELECT, P.O. BOX 10342, DES MOINES, IA 50306.


Name:_______________________________________________________________






Address:_____________________________________________________________

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
         -

--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Ultra-Short Term Bond Portfolio

   o   MetLife Aggregate Bond Index Portfolio

   o   Western Asset Core Plus VIT Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management Strategic Bond Opportunities Portfolio

   o   Western Asset Management U.S. Government Portfolio

                               GOLD TRACK SELECT


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 29, 2019



                         FOR VARIABLE ANNUITY CONTRACTS


                                   ISSUED BY


                      METROPOLITAN LIFE INSURANCE COMPANY


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April

29, 2019. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Metropolitan Life Insurance Company, P.O. Box 10342, Des Moines, IA,

50306, or by calling 1-800-842-9406, or by accessing the Securities and

Exchange Commission's website at http://www.sec.gov.
                                 ------------------


The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by Metropolitan Life Insurance Company ("we", "our", or the "Company").

                               TABLE OF CONTENTS


                                                                                    PAGE
                                                                                   -----
THE INSURANCE COMPANY.............................................................    2
SERVICES..........................................................................    2
PRINCIPAL UNDERWRITER.............................................................    2
CUSTODIAN.........................................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.................................    3
CALCULATION OF ANNUITY UNIT VALUE.................................................    3
ADVERTISEMENT OF THE SEPARATE ACCOUNT.............................................    3
TAXES.............................................................................    5
   Qualified Annuity Contracts....................................................    5
   Types of Qualified Plans.......................................................    5
   ERISA..........................................................................    6
   Federal Estate Taxes...........................................................    7
   Generation-Skipping Transfer Tax...............................................    7
   Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations.......    7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................................    7
CONDENSED FINANCIAL INFORMATION -- Gold Track Select MLIC.........................    8
FINANCIAL STATEMENTS..............................................................   34

                             THE INSURANCE COMPANY


Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $264.3 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2018. The Company was incorporated under the laws of New York in 1868. The Company's office is located at 200 Park Avenue New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. The office that administers Your Contract is located at P.O. Box 10342, Des Moines, IA, 50306.


Prior to November 17, 2014, the Contract was issued by MetLife Insurance Company of Connecticut ("MICC").

State Regulation

The Company is subject to the laws of the State of New York governing insurance companies and to regulation by the Superintendent of the Department of Financial Services ("Superintendent"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Superintendent in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Superintendent or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.
                                    SERVICES

FAScore LLC ("Fascore"), which has its principal office at 8525 East Orchard Road, Greenwood Village, Colorado 80111, provides recordkeeping services to us in connection with our administration of the Preference Plus Account, Enhanced Preference Plus Account, Financial Freedom Account Contract and Gold Track Select products. Fascore is not affiliated with us, the Separate Account or any of our affiliates, including the Contract's principal underwriter, MetLife Investors Distribution Company ("MLIDC"). We pay Fascore for its services an annual base fee and/or annual per participant charge for each plan account under the Contract. Fascore also charges us for each loan taken under the Contract a loan initiation fee and loan maintenance fee.


Recordkeeping fees paid to Fascore in 2018 were $3,481,825.

Recordkeeping fees paid to Fascore in 2017 were $1,328,492.

Recordkeeping fees paid to Fascore in 2016 were $2,882,135.


                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is affiliated with the Company and the Separate Account.


                                   CUSTODIAN

Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.

               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2018........$ 55,872,532                    $0
 2017........$ 84,338,194                    $0
 2016........$105,828,670                    $0


MLIDC passes through commissions to selling firms for their sales. In addition we pay compensation to MLIDC to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                       CALCULATION OF ANNUITY UNIT VALUE

The initial Annuity Unit Value applicable to each Division was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by
(c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000162.)
                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

From time to time We advertise the performance of various Separate Account Divisions. For the Divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which a Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the Divisions as a result of different Separate Account charges and withdrawal charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.

Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I, Brighthouse Funds Trust II, and American Funds(Reg. TM) and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual Accumulation Unit or Annuity Unit data is used.

Historical performance information should not be relied on as a guarantee of future performance results.

Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex- U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the Divisions in the Separate Account. In these cases, We calculate performance based on the historical performance of the Underlying Funds for Brighthouse Funds Trust I, Brighthouse Funds Trust II, and American Funds(TM) since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Contract Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Contract Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.
                                     TAXES

QUALIFIED ANNUITY CONTRACTS

Annuity Contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an Annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.

Additional information regarding 457(b) plans

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch-up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch-up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A)


If Your benefit under the 403(b) plan is worth more than $5,000, the Code requires that Your annuity protect Your spouse if You die before You receive any payments under the annuity or if You die while payments are being made. You may waive these requirements with the written consent of Your spouse. In general, designating a beneficiary other than Your spouse is considered a waiver and requires Your spouse's written consent. Waiving these requirements may cause Your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.


ERISA



If Your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under Your Contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever You elect to:


   1. Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during Your lifetime and then make payments reduced by no more than 50% to Your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);


     2. Make certain withdrawals under plans for which a qualified consent is required;

     3.  Name someone other than the spouse as your beneficiary; or

     4.  Use your accrued benefit as security for a loan exceeding $5,000.


Generally, there is no limit to the number of Your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by Your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, Your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by Your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, Your Plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Comparison of Plan Limits for Individual Contributions:



     PLAN TYPE       ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
  401(k)                    $19,000                 $6,000
  401(a)                      (Employer contributions only)
  403(b) (TSA)              $19,000                 $6,000
  457(b)                    $19,000                 $6,000



Dollar limits are for 2019 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that annual plan contributions do not to exceed the lesser of $56,000 or 100% of an employee's compensation for 2019.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                       CONDENSED FINANCIAL INFORMATION --
                             Gold Track Select MLIC
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.60%
                                                                                                   UNIT      UNIT     NUMBER OF
                                                                                                  VALUE      VALUE      UNITS
                                                                                                    AT        AT     OUTSTANDING
                                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                                           YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (12/13)............................. 2018    6.153       5.563   --
                                                                                        2017    4.708       6.153   --
                                                                                        2016    4.708       4.708   --
                                                                                        2015    4.429       4.708   --
                                                                                        2014    4.355       4.429   --
                                                                                        2013    4.152       4.355   --
 American Funds Growth Subaccount (Class 2) (12/13).................................... 2018   44.640      44.262   --
                                                                                        2017   35.005      44.640   --
                                                                                        2016   32.164      35.005   --
                                                                                        2015   30.281      32.164   --
                                                                                        2014   28.074      30.281   --
                                                                                        2013   26.921      28.074   --
 American Funds Growth-Income Subaccount (Class 2) (12/13)............................. 2018   29.341      28.643   --
                                                                                        2017   24.118      29.341   --
                                                                                        2016   21.757      24.118   --
                                                                                        2015   21.574      21.757   --
                                                                                        2014   19.618      21.574   --
                                                                                        2013   18.813      19.618   --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (12/13)............................... 2018    3.746       3.627   --
                                                                                        2017    3.487       3.746   --
                                                                                        2016    3.070       3.487   --
                                                                                        2015    3.209       3.070   --
                                                                                        2014    3.122       3.209   --
                                                                                        2013    3.098       3.122   --
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)................... 2018    2.297       2.054   --
                                                                                        2017    1.880       2.297   --
                                                                                        2016    1.735       1.880   --
                                                                                        2015    1.782       1.735   --
                                                                                        2014    1.706       1.782   --
                                                                                        2013    1.635       1.706   --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)........................ 2018    3.660       3.084   --
                                                                                        2017    3.296       3.660   --
                                                                                        2016    2.526       3.296   --
                                                                                        2015    2.687       2.526   --
                                                                                        2014    2.658       2.687   --
                                                                                        2013    2.554       2.658   --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13)....... 2018    1.364       1.168   --
                                                                                        2017    1.067       1.364   --
                                                                                        2016    0.960       1.067   --
                                                                                        2015    1.119       0.960   --
                                                                                        2014    1.200       1.119   --
                                                                                        2013    1.181       1.200   --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13).......... 2018    2.418       2.252   --
                                                                                        2017    1.995       2.418   --
                                                                                        2016    1.853       1.995   --
                                                                                        2015    1.785       1.853   --
                                                                                        2014    1.580       1.785   --
                                                                                        2013    1.511       1.580   --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)......................... 2018    2.292       2.088   --
                                                                                        2017    2.078       2.292   --
                                                                                        2016    2.067       2.078   --
                                                                                        2015    2.105       2.067   --
                                                                                        2014    1.863       2.105   --
                                                                                        2013    1.806       1.863   --
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (12/13)................... 2014   43.115      45.043   --
                                                                                        2013   41.025      43.115   --

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (12/13)......................... 2018   1.938
                                                                                           2017   1.647
                                                                                           2016   1.613
                                                                                           2015   1.691
                                                                                           2014   1.431
                                                                                           2013   1.363
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (12/13)..... 2018   1.693
                                                                                           2017   1.457
                                                                                           2016   1.360
                                                                                           2015   1.378
                                                                                           2014   1.307
                                                                                           2013   1.272
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (12/13)....... 2018   1.781
                                                                                           2017   1.477
                                                                                           2016   1.363
                                                                                           2015   1.382
                                                                                           2014   1.307
                                                                                           2013   1.261
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (12/13)..... 2018   1.594
                                                                                           2017   1.419
                                                                                           2016   1.334
                                                                                           2015   1.352
                                                                                           2014   1.282
                                                                                           2013   1.256
 BHFTI Harris Oakmark International Subaccount (Class A) (12/13).......................... 2018   3.596
                                                                                           2017   2.766
                                                                                           2016   2.566
                                                                                           2015   2.698
                                                                                           2014   2.873
                                                                                           2013   2.736
 BHFTI Invesco Comstock Subaccount (Class B) (12/13)...................................... 2018   1.470
                                                                                           2017   1.253
                                                                                           2016   1.075
                                                                                           2015   1.150
                                                                                           2014   1.058
                                                                                           2013   1.012
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13).............................. 2018   4.134
                                                                                           2017   3.311
                                                                                           2016   2.982
                                                                                           2015   3.043
                                                                                           2014   2.830
                                                                                           2013   2.702
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13).............................. 2018   2.724
                                                                                           2017   2.644
                                                                                           2016   2.033
                                                                                           2015   2.205
                                                                                           2014   2.120
                                                                                           2013   2.030
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)............................ 2016   3.468
                                                                                           2015   3.556
                                                                                           2014   3.403
                                                                                           2013   3.376
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)..................... 2018   1.448
                                                                                           2017   1.261
                                                                                           2016   1.215
                                                                                           2015   1.238
                                                                                           2014   1.140
                                                                                           2013   1.112
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (12/13)................... 2018   2.173
                                                                                           2017   1.706
                                                                                           2016   1.731
                                                                                           2015   1.773
                                                                                           2014   1.917
                                                                                           2013   1.832
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (12/13)............................. 2018   1.475



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (12/13)......................... 1.791    --
                                                                                           1.938    --
                                                                                           1.647    --
                                                                                           1.613    --
                                                                                           1.691    --
                                                                                           1.431    --
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (12/13)..... 1.610    --
                                                                                           1.693    --
                                                                                           1.457    --
                                                                                           1.360    --
                                                                                           1.378    --
                                                                                           1.307    --
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (12/13)....... 1.668    --
                                                                                           1.781    --
                                                                                           1.477    --
                                                                                           1.363    --
                                                                                           1.382    --
                                                                                           1.307    --
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (12/13)..... 1.530    --
                                                                                           1.594    --
                                                                                           1.419    --
                                                                                           1.334    --
                                                                                           1.352    --
                                                                                           1.282    --
 BHFTI Harris Oakmark International Subaccount (Class A) (12/13).......................... 2.726    --
                                                                                           3.596    --
                                                                                           2.766    --
                                                                                           2.566    --
                                                                                           2.698    --
                                                                                           2.873    --
 BHFTI Invesco Comstock Subaccount (Class B) (12/13)...................................... 1.283    --
                                                                                           1.470    --
                                                                                           1.253    --
                                                                                           1.075    --
                                                                                           1.150    --
                                                                                           1.058    --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13).............................. 3.749    --
                                                                                           4.134    --
                                                                                           3.311    --
                                                                                           2.982    --
                                                                                           3.043    --
                                                                                           2.830    --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13).............................. 2.335    --
                                                                                           2.724    --
                                                                                           2.644    --
                                                                                           2.033    --
                                                                                           2.205    --
                                                                                           2.120    --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)............................ 3.585    --
                                                                                           3.468    --
                                                                                           3.556    --
                                                                                           3.403    --
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)..................... 1.336    --
                                                                                           1.448    --
                                                                                           1.261    --
                                                                                           1.215    --
                                                                                           1.238    --
                                                                                           1.140    --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (12/13)................... 1.857    --
                                                                                           2.173    --
                                                                                           1.706    --
                                                                                           1.731    --
                                                                                           1.773    --
                                                                                           1.917    --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (12/13)............................. 1.273    --

                           GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2017    1.085       1.475        --
                                                                                  2016    1.089       1.085        --
                                                                                  2015    1.055       1.089        --
                                                                                  2014    1.040       1.055        --
                                                                                  2013    0.992       1.040        --
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)............... 2018    1.037       1.009        --
                                                                                  2017    1.005       1.037        --
                                                                                  2016    0.962       1.005        --
                                                                                  2015    0.997       0.962        --
                                                                                  2014    0.972       0.997        --
                                                                                  2013    0.978       0.972        --
 BHFTI PIMCO Total Return Subaccount (Class B) (12/13)........................... 2018    2.100       2.083        --
                                                                                  2017    2.022       2.100        --
                                                                                  2016    1.982       2.022        --
                                                                                  2015    1.994       1.982        --
                                                                                  2014    1.926       1.994        --
                                                                                  2013    1.933       1.926        --
 BHFTI Pioneer Fund Subaccount (Class A) (12/13)................................. 2018    3.312       3.312        --
                                                                                  2017    3.312       3.312        --
                                                                                  2016    3.282       3.312        --
                                                                                  2015    3.300       3.282        --
                                                                                  2014    2.986       3.300        --
                                                                                  2013    2.874       2.986        --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13)..................... 2016    3.399       3.495        --
                                                                                  2015    3.464       3.399        --
                                                                                  2014    3.332       3.464        --
                                                                                  2013    3.321       3.332        --
 BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13)....... 2018    1.379       1.323        --
                                                                                  2017    1.191       1.379        --
                                                                                  2016    1.146       1.191        --
                                                                                  2015    1.168       1.146        --
                                                                                  2014    1.081       1.168        --
                                                                                  2013    1.055       1.081        --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)................ 2018   12.111      10.936        --
                                                                                  2017   10.418      12.111        --
                                                                                  2016    9.040      10.418        --
                                                                                  2015    9.432       9.040        --
                                                                                  2014    8.376       9.432        --
                                                                                  2013    8.069       8.376        --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)............... 2018    4.967       4.436        --
                                                                                  2017    4.565       4.967        --
                                                                                  2016    3.976       4.565        --
                                                                                  2015    4.394       3.976        --
                                                                                  2014    4.032       4.394        --
                                                                                  2013    3.866       4.032        --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)....................... 2018    8.879       8.794        --
                                                                                  2017    8.580       8.879        --
                                                                                  2016    8.370       8.580        --
                                                                                  2015    8.371       8.370        --
                                                                                  2014    7.864       8.371        --
                                                                                  2013    7.876       7.864        --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13).............. 2018    7.783       7.923        --
                                                                                  2017    5.846       7.783        --
                                                                                  2016    5.876       5.846        --
                                                                                  2015    5.562       5.876        --
                                                                                  2014    5.138       5.562        --
                                                                                  2013    4.887       5.138        --
 BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)................... 2018    2.268       2.193        --
                                                                                  2017    2.126       2.268        --
                                                                                  2016    1.811       2.126        --
                                                                                  2015    1.942       1.811        --
                                                                                  2014    1.781       1.942        --
                                                                                  2013    1.712       1.781        --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)............. 2018    2.989       3.025        --

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    2.980
                                                                                           2016    2.988
                                                                                           2015    3.006
                                                                                           2014    3.024
                                                                                           2013    3.025
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)...................... 2018    1.685
                                                                                           2017    1.585
                                                                                           2016    1.526
                                                                                           2015    1.544
                                                                                           2014    1.487
                                                                                           2013    1.476
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)...................... 2018    1.858
                                                                                           2017    1.689
                                                                                           2016    1.602
                                                                                           2015    1.629
                                                                                           2014    1.562
                                                                                           2013    1.536
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)...................... 2018    2.014
                                                                                           2017    1.766
                                                                                           2016    1.659
                                                                                           2015    1.690
                                                                                           2014    1.619
                                                                                           2013    1.575
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)...................... 2018    2.153
                                                                                           2017    1.817
                                                                                           2016    1.691
                                                                                           2015    1.730
                                                                                           2014    1.654
                                                                                           2013    1.596
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)...................... 2018    9.827
                                                                                           2017    8.586
                                                                                           2016    8.073
                                                                                           2015    7.918
                                                                                           2014    7.205
                                                                                           2013    6.994
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13)..... 2018    7.853
                                                                                           2017    6.635
                                                                                           2016    6.218
                                                                                           2015    6.109
                                                                                           2014    5.555
                                                                                           2013    5.311
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13).............................. 2018   11.452
                                                                                           2017    9.207
                                                                                           2016    8.796
                                                                                           2015    8.610
                                                                                           2014    7.800
                                                                                           2013    7.512
 BHFTII Jennison Growth Subaccount (Class A) (12/13)...................................... 2018    1.726
                                                                                           2017    1.264
                                                                                           2016    1.270
                                                                                           2015    1.153
                                                                                           2014    1.064
                                                                                           2013    1.018
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)......................... 2018    2.084
                                                                                           2017    2.030
                                                                                           2016    1.995
                                                                                           2015    2.002
                                                                                           2014    1.904
                                                                                           2013    1.908
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13).......................... 2018    4.016
                                                                                           2017    3.495
                                                                                           2016    2.928
                                                                                           2015    3.027
                                                                                           2014    2.788
                                                                                           2013    2.678
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (12/13)..................... 2018    2.089



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.989        --
                                                                                            2.980        --
                                                                                            2.988        --
                                                                                            3.006        --
                                                                                            3.024        --
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)......................  1.631        --
                                                                                            1.685        --
                                                                                            1.585        --
                                                                                            1.526        --
                                                                                            1.544        --
                                                                                            1.487        --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)......................  1.765        --
                                                                                            1.858        --
                                                                                            1.689        --
                                                                                            1.602        --
                                                                                            1.629        --
                                                                                            1.562        --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)......................  1.879        --
                                                                                            2.014        --
                                                                                            1.766        --
                                                                                            1.659        --
                                                                                            1.690        --
                                                                                            1.619        --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)......................  1.966        --
                                                                                            2.153        --
                                                                                            1.817        --
                                                                                            1.691        --
                                                                                            1.730        --
                                                                                            1.654        --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)......................  9.401        --
                                                                                            9.827        --
                                                                                            8.586        --
                                                                                            8.073        --
                                                                                            7.918        --
                                                                                            7.205        --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13).....  7.799        --
                                                                                            7.853        --
                                                                                            6.635        --
                                                                                            6.218        --
                                                                                            6.109        --
                                                                                            5.555        --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13).............................. 10.728        --
                                                                                           11.452        --
                                                                                            9.207        --
                                                                                            8.796        --
                                                                                            8.610        --
                                                                                            7.800        --
 BHFTII Jennison Growth Subaccount (Class A) (12/13)......................................  1.721        --
                                                                                            1.726        --
                                                                                            1.264        --
                                                                                            1.270        --
                                                                                            1.153        --
                                                                                            1.064        --
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13).........................  2.067        --
                                                                                            2.084        --
                                                                                            2.030        --
                                                                                            1.995        --
                                                                                            2.002        --
                                                                                            1.904        --
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13)..........................  3.530        --
                                                                                            4.016        --
                                                                                            3.495        --
                                                                                            2.928        --
                                                                                            3.027        --
                                                                                            2.788        --
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (12/13).....................  1.788        --

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.683
                                                                                           2016    1.671
                                                                                           2015    1.699
                                                                                           2014    1.819
                                                                                           2013    1.723
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (12/13).................. 2018    4.277
                                                                                           2017    3.752
                                                                                           2016    3.113
                                                                                           2015    3.271
                                                                                           2014    3.133
                                                                                           2013    2.980
 BHFTII MetLife Stock Index Subaccount (Class A) (12/13).................................. 2018   11.285
                                                                                           2017    9.341
                                                                                           2016    8.415
                                                                                           2015    8.368
                                                                                           2014    7.426
                                                                                           2013    7.130
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (12/13)............................ 2018    1.327
                                                                                           2017    1.189
                                                                                           2016    1.098
                                                                                           2015    1.109
                                                                                           2014    1.029
                                                                                           2013    1.003
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (12/13)................................... 2018    3.783
                                                                                           2017    3.225
                                                                                           2016    2.837
                                                                                           2015    2.858
                                                                                           2014    2.595
                                                                                           2013    2.476
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13)............................. 2018    3.887
                                                                                           2017    3.378
                                                                                           2016    2.863
                                                                                           2015    2.864
                                                                                           2014    2.881
                                                                                           2013    2.774
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)....................... 2018    3.950
                                                                                           2017    2.977
                                                                                           2016    2.950
                                                                                           2015    2.686
                                                                                           2014    2.483
                                                                                           2013    2.383
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)....................... 2018    4.915
                                                                                           2017    4.035
                                                                                           2016    3.641
                                                                                           2015    3.575
                                                                                           2014    3.373
                                                                                           2013    3.227
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   42.107
   .
                                                                                           2017   39.140
                                                                                           2016   37.499
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13)............. 2018    2.279
                                                                                           2017    2.249
                                                                                           2016    2.234
                                                                                           2015    2.234
                                                                                           2014    2.186
                                                                                           2013    2.192
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (12/13)................ 2018    1.502
                                                                                           2017    1.348
                                                                                           2016    1.032
                                                                                           2015    1.107
                                                                                           2014    1.052
                                                                                           2013    1.005
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (12/13).................... 2018    9.654



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.089        --
                                                                                            1.683        --
                                                                                            1.671        --
                                                                                            1.699        --
                                                                                            1.819        --
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (12/13)..................  3.785        --
                                                                                            4.277        --
                                                                                            3.752        --
                                                                                            3.113        --
                                                                                            3.271        --
                                                                                            3.133        --
 BHFTII MetLife Stock Index Subaccount (Class A) (12/13).................................. 10.701        --
                                                                                           11.285        --
                                                                                            9.341        --
                                                                                            8.415        --
                                                                                            8.368        --
                                                                                            7.426        --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (12/13)............................  1.243        --
                                                                                            1.327        --
                                                                                            1.189        --
                                                                                            1.098        --
                                                                                            1.109        --
                                                                                            1.029        --
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (12/13)...................................  3.383        --
                                                                                            3.783        --
                                                                                            3.225        --
                                                                                            2.837        --
                                                                                            2.858        --
                                                                                            2.595        --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13).............................  3.604        --
                                                                                            3.887        --
                                                                                            3.378        --
                                                                                            2.863        --
                                                                                            2.864        --
                                                                                            2.881        --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13).......................  3.881        --
                                                                                            3.950        --
                                                                                            2.977        --
                                                                                            2.950        --
                                                                                            2.686        --
                                                                                            2.483        --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13).......................  4.554        --
                                                                                            4.915        --
                                                                                            4.035        --
                                                                                            3.641        --
                                                                                            3.575        --
                                                                                            3.373        --
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 40.265        --
   .
                                                                                           42.107        --
                                                                                           39.140        --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13).............  2.287        --
                                                                                            2.279        --
                                                                                            2.249        --
                                                                                            2.234        --
                                                                                            2.234        --
                                                                                            2.186        --
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (12/13)................  1.243        --
                                                                                            1.502        --
                                                                                            1.348        --
                                                                                            1.032        --
                                                                                            1.107        --
                                                                                            1.052        --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (12/13)....................  8.958        --

                           GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017    7.987       9.654        --
                                                                                   2016    7.459       7.987        --
                                                                                   2015    7.473       7.459        --
                                                                                   2014    6.733       7.473        --
                                                                                   2013    6.454       6.733        --
 Fidelity VIP Freedom 2020 Subaccount (5/15)...................................... 2018   20.696      19.321        --
                                                                                   2017   17.908      20.696        --
                                                                                   2016   17.028      17.908        --
                                                                                   2015   17.878      17.028        --
 Fidelity VIP Freedom 2025 Subaccount (5/15)...................................... 2018   22.053      20.435        --
                                                                                   2017   18.870      22.053        --
                                                                                   2016   17.912      18.870        --
                                                                                   2015   18.880      17.912        --
 Fidelity VIP Freedom 2030 Subaccount (5/15)...................................... 2018   22.473      20.539        --
                                                                                   2017   18.732      22.473        --
                                                                                   2016   17.715      18.732        --
                                                                                   2015   18.798      17.715        --
 Fidelity VIP Freedom 2040 Subaccount (5/15)...................................... 2018   29.789      26.613        --
                                                                                   2017   24.305      29.789        --
                                                                                   2016   22.954      24.305        --
                                                                                   2015   24.428      22.954        --
 Fidelity VIP Freedom 2050 Subaccount (5/15)...................................... 2018   30.439      27.192        --
                                                                                   2017   24.835      30.439        --
                                                                                   2016   23.446      24.835        --
                                                                                   2015   24.971      23.446        --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)........................ 2018    8.834       7.484        --
                                                                                   2017    7.373       8.834        --
                                                                                   2016    6.627       7.373        --
                                                                                   2015    6.777       6.627        --
                                                                                   2014    6.430       6.777        --
                                                                                   2013    6.127       6.430        --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)............. 2018    1.947       1.629        --
                                                                                   2017    1.395       1.947        --
                                                                                   2016    1.195       1.395        --
                                                                                   2015    1.495       1.195        --
                                                                                   2014    1.642       1.495        --
                                                                                   2013    1.599       1.642        --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)........................ 2018    4.921       4.136        --
                                                                                   2017    4.243       4.921        --
                                                                                   2016    3.982       4.243        --
                                                                                   2015    4.285       3.982        --
                                                                                   2014    4.850       4.285        --
                                                                                   2013    4.621       4.850        --
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (12/13)................... 2018   10.525      10.392        --
                                                                                   2017    8.332      10.525        --
                                                                                   2016    7.477       8.332        --
                                                                                   2015    7.249       7.477        --
                                                                                   2014    6.497       7.249        --
                                                                                   2013    6.243       6.497        --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)........... 2014    5.212       5.256        --
                                                                                   2013    4.979       5.212        --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)............ 2018    8.077       7.888        --
                                                                                   2017    6.797       8.077        --
                                                                                   2016    6.229       6.797        --
                                                                                   2015    6.168       6.229        --
                                                                                   2014    5.591       6.168        --
                                                                                   2013    5.358       5.591        --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)....... 2018    1.510       1.428        --
                                                                                   2017    1.275       1.510        --
                                                                                   2016    1.115       1.275        --
                                                                                   2015    1.172       1.115        --
                                                                                   2014    1.038       1.172        --
                                                                                   2013    1.001       1.038        --

                           GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)....... 2018   4.092       4.068    --
                                                                                  2017   3.274       4.092    --
                                                                                  2016   3.066       3.274    --
                                                                                  2015   2.810       3.066    --
                                                                                  2014   2.480       2.810    --
                                                                                  2013   2.364       2.480    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)....... 2018   4.246       4.365    --
                                                                                  2017   3.437       4.246    --
                                                                                  2016   3.268       3.437    --
                                                                                  2015   3.438       3.268    --
                                                                                  2014   3.324       3.438    --
                                                                                  2013   3.122       3.324    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (12/13)........................... 2018   3.613       3.511    --
                                                                                  2017   3.437       3.613    --
                                                                                  2016   3.307       3.437    --
                                                                                  2015   3.288       3.307    --
                                                                                  2014   3.318       3.288    --
                                                                                  2013   3.309       3.318    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (12/13)................... 2018   5.881       5.791    --
                                                                                  2017   5.068       5.881    --
                                                                                  2016   4.799       5.068    --
                                                                                  2015   4.912       4.799    --
                                                                                  2014   4.521       4.912    --
                                                                                  2013   4.381       4.521    --





                              GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (12/13)................. 2018    5.904       5.327        --
                                                                            2017    4.527       5.904        --
                                                                            2016    4.535       4.527        --
                                                                            2015    4.275       4.535        --
                                                                            2014    4.212       4.275        --
                                                                            2013    4.016       4.212        --
 American Funds Growth Subaccount (Class 2) (12/13)........................ 2018   41.714      41.277        --
                                                                            2017   32.775      41.714        --
                                                                            2016   30.175      32.775        --
                                                                            2015   28.466      30.175        --
                                                                            2014   26.444      28.466        --
                                                                            2013   25.361      26.444        --
 American Funds Growth-Income Subaccount (Class 2) (12/13)................. 2018   27.417      26.712        --
                                                                            2017   22.582      27.417        --
                                                                            2016   20.412      22.582        --
                                                                            2015   20.281      20.412        --
                                                                            2014   18.479      20.281        --
                                                                            2013   17.722      18.479        --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (12/13)................... 2018    3.590       3.469        --
                                                                            2017    3.348       3.590        --
                                                                            2016    2.954       3.348        --
                                                                            2015    3.093       2.954        --
                                                                            2014    3.015       3.093        --
                                                                            2013    2.993       3.015        --
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)....... 2018    2.238       1.996        --
                                                                            2017    1.835       2.238        --
                                                                            2016    1.697       1.835        --
                                                                            2015    1.746       1.697        --
                                                                            2014    1.675       1.746        --
                                                                            2013    1.605       1.675        --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)............ 2018    3.547       2.983        --

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    3.201
                                                                                           2016    2.458
                                                                                           2015    2.620
                                                                                           2014    2.596
                                                                                           2013    2.495
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13).......... 2018    1.333
                                                                                           2017    1.045
                                                                                           2016    0.942
                                                                                           2015    1.100
                                                                                           2014    1.182
                                                                                           2013    1.163
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13)............. 2018    2.324
                                                                                           2017    1.921
                                                                                           2016    1.788
                                                                                           2015    1.726
                                                                                           2014    1.531
                                                                                           2013    1.464
 BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)............................ 2018    2.230
                                                                                           2017    2.026
                                                                                           2016    2.019
                                                                                           2015    2.060
                                                                                           2014    1.827
                                                                                           2013    1.772
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (12/13)...................... 2014   40.459
                                                                                           2013   38.501
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (12/13)......................... 2018    1.874
                                                                                           2017    1.595
                                                                                           2016    1.566
                                                                                           2015    1.645
                                                                                           2014    1.395
                                                                                           2013    1.328
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (12/13)..... 2018    1.660
                                                                                           2017    1.432
                                                                                           2016    1.339
                                                                                           2015    1.360
                                                                                           2014    1.292
                                                                                           2013    1.258
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (12/13)....... 2018    1.747
                                                                                           2017    1.451
                                                                                           2016    1.343
                                                                                           2015    1.364
                                                                                           2014    1.292
                                                                                           2013    1.247
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (12/13)..... 2018    1.563
                                                                                           2017    1.395
                                                                                           2016    1.314
                                                                                           2015    1.334
                                                                                           2014    1.268
                                                                                           2013    1.242
 BHFTI Harris Oakmark International Subaccount (Class A) (12/13).......................... 2018    3.483
                                                                                           2017    2.684
                                                                                           2016    2.496
                                                                                           2015    2.629
                                                                                           2014    2.805
                                                                                           2013    2.671
 BHFTI Invesco Comstock Subaccount (Class B) (12/13)...................................... 2018    1.458
                                                                                           2017    1.245
                                                                                           2016    1.070
                                                                                           2015    1.147
                                                                                           2014    1.058
                                                                                           2013    1.011
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13).............................. 2018    4.002
                                                                                           2017    3.212
                                                                                           2016    2.898
                                                                                           2015    2.963
                                                                                           2014    2.761
                                                                                           2013    2.637



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            3.547        --
                                                                                            3.201        --
                                                                                            2.458        --
                                                                                            2.620        --
                                                                                            2.596        --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13)..........  1.138        --
                                                                                            1.333        --
                                                                                            1.045        --
                                                                                            0.942        --
                                                                                            1.100        --
                                                                                            1.182        --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13).............  2.160        --
                                                                                            2.324        --
                                                                                            1.921        --
                                                                                            1.788        --
                                                                                            1.726        --
                                                                                            1.531        --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)............................  2.028        --
                                                                                            2.230        --
                                                                                            2.026        --
                                                                                            2.019        --
                                                                                            2.060        --
                                                                                            1.827        --
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (12/13)...................... 42.241        --
                                                                                           40.459        --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (12/13).........................  1.728        --
                                                                                            1.874        --
                                                                                            1.595        --
                                                                                            1.566        --
                                                                                            1.645        --
                                                                                            1.395        --
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (12/13).....  1.576        --
                                                                                            1.660        --
                                                                                            1.432        --
                                                                                            1.339        --
                                                                                            1.360        --
                                                                                            1.292        --
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (12/13).......  1.633        --
                                                                                            1.747        --
                                                                                            1.451        --
                                                                                            1.343        --
                                                                                            1.364        --
                                                                                            1.292        --
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (12/13).....  1.498        --
                                                                                            1.563        --
                                                                                            1.395        --
                                                                                            1.314        --
                                                                                            1.334        --
                                                                                            1.268        --
 BHFTI Harris Oakmark International Subaccount (Class A) (12/13)..........................  2.635        --
                                                                                            3.483        --
                                                                                            2.684        --
                                                                                            2.496        --
                                                                                            2.629        --
                                                                                            2.805        --
 BHFTI Invesco Comstock Subaccount (Class B) (12/13)......................................  1.270        --
                                                                                            1.458        --
                                                                                            1.245        --
                                                                                            1.070        --
                                                                                            1.147        --
                                                                                            1.058        --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13)..............................  3.622        --
                                                                                            4.002        --
                                                                                            3.212        --
                                                                                            2.898        --
                                                                                            2.963        --
                                                                                            2.761        --

                           GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13)..................... 2018    2.655       2.272   --
                                                                                  2017    2.583       2.655   --
                                                                                  2016    1.990       2.583   --
                                                                                  2015    2.163       1.990   --
                                                                                  2014    2.083       2.163   --
                                                                                  2013    1.995       2.083   --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)................... 2016    3.334       3.444   --
                                                                                  2015    3.425       3.334   --
                                                                                  2014    3.285       3.425   --
                                                                                  2013    3.259       3.285   --
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)............ 2018    1.433       1.320   --
                                                                                  2017    1.250       1.433   --
                                                                                  2016    1.208       1.250   --
                                                                                  2015    1.232       1.208   --
                                                                                  2014    1.137       1.232   --
                                                                                  2013    1.109       1.137   --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (12/13).......... 2018    2.100       1.792   --
                                                                                  2017    1.652       2.100   --
                                                                                  2016    1.680       1.652   --
                                                                                  2015    1.724       1.680   --
                                                                                  2014    1.868       1.724   --
                                                                                  2013    1.785       1.868   --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (12/13).................... 2018    1.462       1.260   --
                                                                                  2017    1.078       1.462   --
                                                                                  2016    1.085       1.078   --
                                                                                  2015    1.053       1.085   --
                                                                                  2014    1.040       1.053   --
                                                                                  2013    0.992       1.040   --
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)............... 2018    1.029       0.999   --
                                                                                  2017    0.999       1.029   --
                                                                                  2016    0.958       0.999   --
                                                                                  2015    0.994       0.958   --
                                                                                  2014    0.971       0.994   --
                                                                                  2013    0.978       0.971   --
 BHFTI PIMCO Total Return Subaccount (Class B) (12/13)........................... 2018    2.031       2.010   --
                                                                                  2017    1.959       2.031   --
                                                                                  2016    1.924       1.959   --
                                                                                  2015    1.940       1.924   --
                                                                                  2014    1.877       1.940   --
                                                                                  2013    1.884       1.877   --
 BHFTI Pioneer Fund Subaccount (Class A) (12/13)................................. 2016    3.141       3.168   --
                                                                                  2015    3.165       3.141   --
                                                                                  2014    2.870       3.165   --
                                                                                  2013    2.762       2.870   --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13)..................... 2016    3.256       3.346   --
                                                                                  2015    3.325       3.256   --
                                                                                  2014    3.205       3.325   --
                                                                                  2013    3.195       3.205   --
 BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13)....... 2018    1.367       1.310   --
                                                                                  2017    1.183       1.367   --
                                                                                  2016    1.140       1.183   --
                                                                                  2015    1.164       1.140   --
                                                                                  2014    1.080       1.164   --
                                                                                  2013    1.054       1.080   --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)................ 2018   11.450      10.318   --
                                                                                  2017    9.869      11.450   --
                                                                                  2016    8.580       9.869   --
                                                                                  2015    8.971       8.580   --
                                                                                  2014    7.983       8.971   --
                                                                                  2013    7.691       7.983   --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)............... 2018    4.769       4.251   --
                                                                                  2017    4.391       4.769   --
                                                                                  2016    3.832       4.391   --
                                                                                  2015    4.244       3.832   --
                                                                                  2014    3.902       4.244   --
                                                                                  2013    3.742       3.902   --
Brighthouse Funds Trust II

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)................................ 2018    8.289
                                                                                           2017    8.026
                                                                                           2016    7.846
                                                                                           2015    7.862
                                                                                           2014    7.401
                                                                                           2013    7.413
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13)....................... 2018    7.430
                                                                                           2017    5.592
                                                                                           2016    5.632
                                                                                           2015    5.342
                                                                                           2014    4.945
                                                                                           2013    4.704
 BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)............................ 2018    2.198
                                                                                           2017    2.064
                                                                                           2016    1.762
                                                                                           2015    1.893
                                                                                           2014    1.740
                                                                                           2013    1.673
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)...................... 2018    2.790
                                                                                           2017    2.788
                                                                                           2016    2.801
                                                                                           2015    2.823
                                                                                           2014    2.846
                                                                                           2013    2.847
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)...................... 2018    1.643
                                                                                           2017    1.549
                                                                                           2016    1.494
                                                                                           2015    1.514
                                                                                           2014    1.461
                                                                                           2013    1.451
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)...................... 2018    1.811
                                                                                           2017    1.650
                                                                                           2016    1.568
                                                                                           2015    1.598
                                                                                           2014    1.535
                                                                                           2013    1.509
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)...................... 2018    1.964
                                                                                           2017    1.725
                                                                                           2016    1.624
                                                                                           2015    1.658
                                                                                           2014    1.591
                                                                                           2013    1.548
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)...................... 2018    2.099
                                                                                           2017    1.775
                                                                                           2016    1.655
                                                                                           2015    1.697
                                                                                           2014    1.626
                                                                                           2013    1.569
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)...................... 2018    9.227
                                                                                           2017    8.078
                                                                                           2016    7.611
                                                                                           2015    7.479
                                                                                           2014    6.820
                                                                                           2013    6.620
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13)..... 2018    7.498
                                                                                           2017    6.347
                                                                                           2016    5.960
                                                                                           2015    5.868
                                                                                           2014    5.346
                                                                                           2013    5.112
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13).............................. 2018   10.792
                                                                                           2017    8.693
                                                                                           2016    8.323
                                                                                           2015    8.163
                                                                                           2014    7.409
                                                                                           2013    7.136
 BHFTII Jennison Growth Subaccount (Class A) (12/13)...................................... 2018    1.711



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)................................  8.193        --
                                                                                            8.289        --
                                                                                            8.026        --
                                                                                            7.846        --
                                                                                            7.862        --
                                                                                            7.401        --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13).......................  7.549        --
                                                                                            7.430        --
                                                                                            5.592        --
                                                                                            5.632        --
                                                                                            5.342        --
                                                                                            4.945        --
 BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)............................  2.124        --
                                                                                            2.198        --
                                                                                            2.064        --
                                                                                            1.762        --
                                                                                            1.893        --
                                                                                            1.740        --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)......................  2.818        --
                                                                                            2.790        --
                                                                                            2.788        --
                                                                                            2.801        --
                                                                                            2.823        --
                                                                                            2.846        --
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)......................  1.587        --
                                                                                            1.643        --
                                                                                            1.549        --
                                                                                            1.494        --
                                                                                            1.514        --
                                                                                            1.461        --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)......................  1.718        --
                                                                                            1.811        --
                                                                                            1.650        --
                                                                                            1.568        --
                                                                                            1.598        --
                                                                                            1.535        --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)......................  1.829        --
                                                                                            1.964        --
                                                                                            1.725        --
                                                                                            1.624        --
                                                                                            1.658        --
                                                                                            1.591        --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)......................  1.913        --
                                                                                            2.099        --
                                                                                            1.775        --
                                                                                            1.655        --
                                                                                            1.697        --
                                                                                            1.626        --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)......................  8.809        --
                                                                                            9.227        --
                                                                                            8.078        --
                                                                                            7.611        --
                                                                                            7.479        --
                                                                                            6.820        --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13).....  7.431        --
                                                                                            7.498        --
                                                                                            6.347        --
                                                                                            5.960        --
                                                                                            5.868        --
                                                                                            5.346        --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13).............................. 10.089        --
                                                                                           10.792        --
                                                                                            8.693        --
                                                                                            8.323        --
                                                                                            8.163        --
                                                                                            7.409        --
 BHFTII Jennison Growth Subaccount (Class A) (12/13)......................................  1.704        --

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.256
                                                                                           2016    1.264
                                                                                           2015    1.150
                                                                                           2014    1.063
                                                                                           2013    1.018
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)......................... 2018    2.005
                                                                                           2017    1.958
                                                                                           2016    1.928
                                                                                           2015    1.939
                                                                                           2014    1.847
                                                                                           2013    1.851
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13).......................... 2018    3.878
                                                                                           2017    3.382
                                                                                           2016    2.839
                                                                                           2015    2.940
                                                                                           2014    2.714
                                                                                           2013    2.607
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (12/13)..................... 2018    2.011
                                                                                           2017    1.623
                                                                                           2016    1.614
                                                                                           2015    1.645
                                                                                           2014    1.764
                                                                                           2013    1.672
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (12/13).................. 2018    4.116
                                                                                           2017    3.619
                                                                                           2016    3.008
                                                                                           2015    3.167
                                                                                           2014    3.039
                                                                                           2013    2.892
 BHFTII MetLife Stock Index Subaccount (Class A) (12/13).................................. 2018   10.677
                                                                                           2017    8.855
                                                                                           2016    7.993
                                                                                           2015    7.965
                                                                                           2014    7.082
                                                                                           2013    6.801
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (12/13)............................ 2018    1.316
                                                                                           2017    1.182
                                                                                           2016    1.093
                                                                                           2015    1.106
                                                                                           2014    1.028
                                                                                           2013    1.002
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (12/13)................................... 2018    3.639
                                                                                           2017    3.109
                                                                                           2016    2.739
                                                                                           2015    2.765
                                                                                           2014    2.516
                                                                                           2013    2.401
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13)............................. 2018    3.753
                                                                                           2017    3.268
                                                                                           2016    2.776
                                                                                           2015    2.782
                                                                                           2014    2.804
                                                                                           2013    2.700
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)....................... 2018    3.802
                                                                                           2017    2.871
                                                                                           2016    2.851
                                                                                           2015    2.600
                                                                                           2014    2.409
                                                                                           2013    2.312
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)....................... 2018    4.714
                                                                                           2017    3.878
                                                                                           2016    3.507
                                                                                           2015    3.450
                                                                                           2014    3.261
                                                                                           2013    3.120
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   40.201
   .



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            1.711   --
                                                                                            1.256   --
                                                                                            1.264   --
                                                                                            1.150   --
                                                                                            1.063   --
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13).........................  1.986   --
                                                                                            2.005   --
                                                                                            1.958   --
                                                                                            1.928   --
                                                                                            1.939   --
                                                                                            1.847   --
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13)..........................  3.402   --
                                                                                            3.878   --
                                                                                            3.382   --
                                                                                            2.839   --
                                                                                            2.940   --
                                                                                            2.714   --
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (12/13).....................  1.717   --
                                                                                            2.011   --
                                                                                            1.623   --
                                                                                            1.614   --
                                                                                            1.645   --
                                                                                            1.764   --
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (12/13)..................  3.636   --
                                                                                            4.116   --
                                                                                            3.619   --
                                                                                            3.008   --
                                                                                            3.167   --
                                                                                            3.039   --
 BHFTII MetLife Stock Index Subaccount (Class A) (12/13).................................. 10.104   --
                                                                                           10.677   --
                                                                                            8.855   --
                                                                                            7.993   --
                                                                                            7.965   --
                                                                                            7.082   --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (12/13)............................  1.230   --
                                                                                            1.316   --
                                                                                            1.182   --
                                                                                            1.093   --
                                                                                            1.106   --
                                                                                            1.028   --
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (12/13)...................................  3.247   --
                                                                                            3.639   --
                                                                                            3.109   --
                                                                                            2.739   --
                                                                                            2.765   --
                                                                                            2.516   --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13).............................  3.473   --
                                                                                            3.753   --
                                                                                            3.268   --
                                                                                            2.776   --
                                                                                            2.782   --
                                                                                            2.804   --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13).......................  3.728   --
                                                                                            3.802   --
                                                                                            2.871   --
                                                                                            2.851   --
                                                                                            2.600   --
                                                                                            2.409   --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13).......................  4.359   --
                                                                                            4.714   --
                                                                                            3.878   --
                                                                                            3.507   --
                                                                                            3.450   --
                                                                                            3.261   --
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 38.364   --
   .

                            GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2017   37.442      40.201        --
                                                                                     2016   35.920      37.442        --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13)....... 2018    2.175       2.179        --
                                                                                     2017    2.151       2.175        --
                                                                                     2016    2.141       2.151        --
                                                                                     2015    2.146       2.141        --
                                                                                     2014    2.104       2.146        --
                                                                                     2013    2.110       2.104        --
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (12/13).......... 2018    1.489       1.230        --
                                                                                     2017    1.340       1.489        --
                                                                                     2016    1.028       1.340        --
                                                                                     2015    1.105       1.028        --
                                                                                     2014    1.052       1.105        --
                                                                                     2013    1.005       1.052        --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (12/13).............. 2018    9.220       8.539        --
                                                                                     2017    7.643       9.220        --
                                                                                     2016    7.152       7.643        --
                                                                                     2015    7.180       7.152        --
                                                                                     2014    6.482       7.180        --
                                                                                     2013    6.214       6.482        --
 Fidelity VIP Freedom 2020 Subaccount (5/15)........................................ 2018   20.177      18.799        --
                                                                                     2017   17.494      20.177        --
                                                                                     2016   16.668      17.494        --
                                                                                     2015   17.523      16.668        --
 Fidelity VIP Freedom 2025 Subaccount (5/15)........................................ 2018   21.501      19.883        --
                                                                                     2017   18.434      21.501        --
                                                                                     2016   17.533      18.434        --
                                                                                     2015   18.505      17.533        --
 Fidelity VIP Freedom 2030 Subaccount (5/15)........................................ 2018   21.910      19.984        --
                                                                                     2017   18.299      21.910        --
                                                                                     2016   17.341      18.299        --
                                                                                     2015   18.425      17.341        --
 Fidelity VIP Freedom 2040 Subaccount (5/15)........................................ 2018   29.273      26.100        --
                                                                                     2017   23.933      29.273        --
                                                                                     2016   22.647      23.933        --
                                                                                     2015   24.134      22.647        --
 Fidelity VIP Freedom 2050 Subaccount (5/15)........................................ 2018   29.912      26.668        --
                                                                                     2017   24.454      29.912        --
                                                                                     2016   23.133      24.454        --
                                                                                     2015   24.670      23.133        --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13).......................... 2018    8.505       7.190        --
                                                                                     2017    7.112       8.505        --
                                                                                     2016    6.406       7.112        --
                                                                                     2015    6.564       6.406        --
                                                                                     2014    6.240       6.564        --
                                                                                     2013    5.946       6.240        --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)............... 2018    1.863       1.556        --
                                                                                     2017    1.338       1.863        --
                                                                                     2016    1.148       1.338        --
                                                                                     2015    1.440       1.148        --
                                                                                     2014    1.584       1.440        --
                                                                                     2013    1.543       1.584        --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13).......................... 2018    4.675       3.921        --
                                                                                     2017    4.038       4.675        --
                                                                                     2016    3.798       4.038        --
                                                                                     2015    4.095       3.798        --
                                                                                     2014    4.644       4.095        --
                                                                                     2013    4.425       4.644        --
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (12/13)..................... 2018   10.026       9.879        --

                           GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   7.952       10.026        --
                                                                                   2016   7.150       7.952         --
                                                                                   2015   6.946       7.150         --
                                                                                   2014   6.238       6.946         --
                                                                                   2013   5.995       6.238         --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)........... 2014   5.007       5.046         --
                                                                                   2013   4.783       5.007         --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)............ 2018   7.665       7.471         --
                                                                                   2017   6.463       7.665         --
                                                                                   2016   5.935       6.463         --
                                                                                   2015   5.889       5.935         --
                                                                                   2014   5.348       5.889         --
                                                                                   2013   5.126       5.348         --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)....... 2018   1.497       1.413         --
                                                                                   2017   1.267       1.497         --
                                                                                   2016   1.110       1.267         --
                                                                                   2015   1.170       1.110         --
                                                                                   2014   1.038       1.170         --
                                                                                   2013   1.001       1.038         --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)........ 2018   3.934       3.904         --
                                                                                   2017   3.153       3.934         --
                                                                                   2016   2.960       3.153         --
                                                                                   2015   2.718       2.960         --
                                                                                   2014   2.403       2.718         --
                                                                                   2013   2.291       2.403         --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)........ 2018   4.094       4.201         --
                                                                                   2017   3.321       4.094         --
                                                                                   2016   3.164       3.321         --
                                                                                   2015   3.336       3.164         --
                                                                                   2014   3.231       3.336         --
                                                                                   2013   3.035       3.231         --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (12/13)............................ 2018   3.447       3.343         --
                                                                                   2017   3.285       3.447         --
                                                                                   2016   3.168       3.285         --
                                                                                   2015   3.155       3.168         --
                                                                                   2014   3.191       3.155         --
                                                                                   2013   3.182       3.191         --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (12/13).................... 2018   5.588       5.491         --
                                                                                   2017   4.825       5.588         --
                                                                                   2016   4.578       4.825         --
                                                                                   2015   4.695       4.578         --
                                                                                   2014   4.330       4.695         --
                                                                                   2013   4.196       4.330         --





                         GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.90%
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (12/13)........ 2018    5.783       5.213       48,260
                                                                   2017    4.438       5.783       64,628
                                                                   2016    4.451       4.438      124,565
                                                                   2015    4.200       4.451           --
                                                                   2014    4.142       4.200           --
                                                                   2013    3.950       4.142           --
 American Funds Growth Subaccount (Class 2) (12/13)............... 2018   40.323      39.861        4,932
                                                                   2017   31.714      40.323        8,419
                                                                   2016   29.228      31.714       11,448
                                                                   2015   27.599      29.228           --
                                                                   2014   25.665      27.599           --
                                                                   2013   24.614      25.665           --

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 American Funds Growth-Income Subaccount (Class 2) (12/13)................................ 2018   26.503
                                                                                           2017   21.851
                                                                                           2016   19.771
                                                                                           2015   19.664
                                                                                           2014   17.934
                                                                                           2013   17.201
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (12/13).................................. 2018    3.514
                                                                                           2017    3.281
                                                                                           2016    2.897
                                                                                           2015    3.037
                                                                                           2014    2.963
                                                                                           2013    2.941
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)...................... 2018    2.208
                                                                                           2017    1.813
                                                                                           2016    1.678
                                                                                           2015    1.728
                                                                                           2014    1.659
                                                                                           2013    1.591
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)........................... 2018    3.492
                                                                                           2017    3.154
                                                                                           2016    2.425
                                                                                           2015    2.587
                                                                                           2014    2.566
                                                                                           2013    2.466
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13).......... 2018    1.317
                                                                                           2017    1.034
                                                                                           2016    0.933
                                                                                           2015    1.090
                                                                                           2014    1.173
                                                                                           2013    1.154
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13)............. 2018    2.278
                                                                                           2017    1.885
                                                                                           2016    1.757
                                                                                           2015    1.697
                                                                                           2014    1.507
                                                                                           2013    1.442
 BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)............................ 2018    2.200
                                                                                           2017    2.000
                                                                                           2016    1.995
                                                                                           2015    2.039
                                                                                           2014    1.809
                                                                                           2013    1.755
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (12/13)...................... 2014   39.192
                                                                                           2013   37.298
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (12/13)......................... 2018    1.842
                                                                                           2017    1.570
                                                                                           2016    1.543
                                                                                           2015    1.622
                                                                                           2014    1.377
                                                                                           2013    1.311
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (12/13)..... 2018    1.644
                                                                                           2017    1.420
                                                                                           2016    1.329
                                                                                           2015    1.351
                                                                                           2014    1.285
                                                                                           2013    1.251
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (12/13)....... 2018    1.730
                                                                                           2017    1.439
                                                                                           2016    1.332
                                                                                           2015    1.355
                                                                                           2014    1.285
                                                                                           2013    1.240
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (12/13)..... 2018    1.548



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 American Funds Growth-Income Subaccount (Class 2) (12/13)................................ 25.795        8,481
                                                                                           26.503        9,303
                                                                                           21.851       12,339
                                                                                           19.771           --
                                                                                           19.664           --
                                                                                           17.934           --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (12/13)..................................  3.392        9,230
                                                                                            3.514       10,511
                                                                                            3.281       18,026
                                                                                            2.897           --
                                                                                            3.037           --
                                                                                            2.963           --
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)......................  1.968      126,526
                                                                                            2.208      126,714
                                                                                            1.813       93,606
                                                                                            1.678           --
                                                                                            1.728           --
                                                                                            1.659           --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)...........................  2.933       22,710
                                                                                            3.492       23,203
                                                                                            3.154       34,759
                                                                                            2.425           --
                                                                                            2.587           --
                                                                                            2.566           --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13)..........  1.124       29,784
                                                                                            1.317       25,216
                                                                                            1.034       61,878
                                                                                            0.933           --
                                                                                            1.090           --
                                                                                            1.173           --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13).............  2.116       10,406
                                                                                            2.278       14,528
                                                                                            1.885       19,193
                                                                                            1.757           --
                                                                                            1.697           --
                                                                                            1.507           --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)............................  1.998       50,314
                                                                                            2.200       63,045
                                                                                            2.000      102,532
                                                                                            1.995           --
                                                                                            2.039           --
                                                                                            1.809           --
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (12/13)...................... 40.906           --
                                                                                           39.192           --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (12/13).........................  1.697       59,405
                                                                                            1.842       60,995
                                                                                            1.570       90,756
                                                                                            1.543           --
                                                                                            1.622           --
                                                                                            1.377           --
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (12/13).....  1.559      181,979
                                                                                            1.644      169,160
                                                                                            1.420      426,894
                                                                                            1.329       35,516
                                                                                            1.351           --
                                                                                            1.285           --
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (12/13).......  1.616       60,767
                                                                                            1.730       68,497
                                                                                            1.439       57,754
                                                                                            1.332        3,262
                                                                                            1.355           --
                                                                                            1.285           --
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (12/13).....  1.482       62,992

                         GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2017   1.383       1.548        59,211
                                                                               2016   1.304       1.383       431,807
                                                                               2015   1.325       1.304            --
                                                                               2014   1.261       1.325            --
                                                                               2013   1.235       1.261            --
 BHFTI Harris Oakmark International Subaccount (Class A) (12/13).............. 2018   3.427       2.590        38,370
                                                                               2017   2.644       3.427        40,008
                                                                               2016   2.461       2.644        67,122
                                                                               2015   2.595       2.461            --
                                                                               2014   2.772       2.595            --
                                                                               2013   2.639       2.772            --
 BHFTI Invesco Comstock Subaccount (Class B) (12/13).......................... 2018   1.452       1.264         4,613
                                                                               2017   1.241       1.452         8,754
                                                                               2016   1.068       1.241         6,729
                                                                               2015   1.146       1.068            --
                                                                               2014   1.058       1.146            --
                                                                               2013   1.011       1.058            --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13).................. 2018   3.938       3.560        12,345
                                                                               2017   3.163       3.938        13,324
                                                                               2016   2.857       3.163        36,779
                                                                               2015   2.924       2.857            --
                                                                               2014   2.728       2.924            --
                                                                               2013   2.605       2.728            --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13).................. 2018   2.622       2.241        23,936
                                                                               2017   2.553       2.622        23,995
                                                                               2016   1.969       2.553        39,002
                                                                               2015   2.142       1.969            54
                                                                               2014   2.065       2.142            --
                                                                               2013   1.978       2.065            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)................ 2016   3.269       3.376            --
                                                                               2015   3.362       3.269            --
                                                                               2014   3.227       3.362            --
                                                                               2013   3.202       3.227            --
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)......... 2018   1.426       1.311        71,674
                                                                               2017   1.245       1.426        95,480
                                                                               2016   1.204       1.245       116,361
                                                                               2015   1.230       1.204            --
                                                                               2014   1.136       1.230            --
                                                                               2013   1.108       1.136            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (12/13)....... 2018   2.065       1.760        88,631
                                                                               2017   1.626       2.065        94,757
                                                                               2016   1.655       1.626        78,272
                                                                               2015   1.700       1.655            --
                                                                               2014   1.844       1.700            --
                                                                               2013   1.763       1.844            --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (12/13)................. 2018   1.456       1.254       293,189
                                                                               2017   1.075       1.456       311,269
                                                                               2016   1.082       1.075       651,260
                                                                               2015   1.051       1.082            --
                                                                               2014   1.040       1.051            --
                                                                               2013   0.992       1.040            --
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)............ 2018   1.025       0.994       137,250
                                                                               2017   0.996       1.025       140,772
                                                                               2016   0.956       0.996       160,664
                                                                               2015   0.993       0.956            --
                                                                               2014   0.971       0.993            --
                                                                               2013   0.977       0.971            --
 BHFTI PIMCO Total Return Subaccount (Class B) (12/13)........................ 2018   1.997       1.974       195,391
                                                                               2017   1.928       1.997       258,828
                                                                               2016   1.896       1.928       685,385
                                                                               2015   1.913       1.896            --
                                                                               2014   1.853       1.913            --
                                                                               2013   1.860       1.853            --
 BHFTI Pioneer Fund Subaccount (Class A) (12/13).............................. 2016   3.073       3.098            --
                                                                               2015   3.099       3.073            --
                                                                               2014   2.813       3.099            --
                                                                               2013   2.707       2.813            --

                           GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13)..................... 2016    3.186       3.274           --
                                                                                  2015    3.257       3.186           --
                                                                                  2014    3.143       3.257           --
                                                                                  2013    3.133       3.143           --
 BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13)....... 2018    1.360       1.303           --
                                                                                  2017    1.178       1.360       37,232
                                                                                  2016    1.137       1.178       59,534
                                                                                  2015    1.162       1.137           --
                                                                                  2014    1.079       1.162           --
                                                                                  2013    1.053       1.079           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)................ 2018   11.133      10.022       18,456
                                                                                  2017    9.606      11.133       19,418
                                                                                  2016    8.360       9.606       19,269
                                                                                  2015    8.749       8.360           --
                                                                                  2014    7.793       8.749           --
                                                                                  2013    7.509       7.793           --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)............... 2018    4.673       4.161       42,887
                                                                                  2017    4.307       4.673       48,985
                                                                                  2016    3.762       4.307      105,029
                                                                                  2015    4.171       3.762           --
                                                                                  2014    3.839       4.171           --
                                                                                  2013    3.681       3.839           --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)....................... 2018    8.009       7.909       34,940
                                                                                  2017    7.763       8.009       43,252
                                                                                  2016    7.596       7.763      112,072
                                                                                  2015    7.619       7.596           --
                                                                                  2014    7.180       7.619           --
                                                                                  2013    7.191       7.180           --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13).............. 2018    7.260       7.369       24,863
                                                                                  2017    5.470       7.260       15,528
                                                                                  2016    5.514       5.470       23,233
                                                                                  2015    5.235       5.514           --
                                                                                  2014    4.851       5.235           --
                                                                                  2013    4.615       4.851           --
 BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)................... 2018    2.164       2.091           --
                                                                                  2017    2.034       2.164       87,058
                                                                                  2016    1.738       2.034       74,718
                                                                                  2015    1.869       1.738           62
                                                                                  2014    1.719       1.869           --
                                                                                  2013    1.654       1.719           --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)............. 2018    2.696       2.720      260,200
                                                                                  2017    2.697       2.696      262,937
                                                                                  2016    2.711       2.697       84,329
                                                                                  2015    2.736       2.711           --
                                                                                  2014    2.761       2.736           --
                                                                                  2013    2.762       2.761           --
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)............. 2018    1.622       1.566      258,769
                                                                                  2017    1.531       1.622      247,691
                                                                                  2016    1.478       1.531      215,365
                                                                                  2015    1.500       1.478           --
                                                                                  2014    1.449       1.500           --
                                                                                  2013    1.438       1.449           --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)............. 2018    1.788       1.694      533,331
                                                                                  2017    1.631       1.788      522,750
                                                                                  2016    1.551       1.631    1,188,437
                                                                                  2015    1.582       1.551           --
                                                                                  2014    1.522       1.582           --
                                                                                  2013    1.496       1.522           --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)............. 2018    1.939       1.804    2,204,447
                                                                                  2017    1.705       1.939    2,403,784
                                                                                  2016    1.607       1.705    3,573,422
                                                                                  2015    1.642       1.607           --
                                                                                  2014    1.577       1.642           --
                                                                                  2013    1.535       1.577           --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)............. 2018    2.072       1.887      697,491

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.755
                                                                                           2016    1.637
                                                                                           2015    1.681
                                                                                           2014    1.612
                                                                                           2013    1.555
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)...................... 2018    8.941
                                                                                           2017    7.836
                                                                                           2016    7.390
                                                                                           2015    7.269
                                                                                           2014    6.635
                                                                                           2013    6.441
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13)..... 2018    7.326
                                                                                           2017    6.208
                                                                                           2016    5.836
                                                                                           2015    5.751
                                                                                           2014    5.245
                                                                                           2013    5.015
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13).............................. 2018   10.476
                                                                                           2017    8.447
                                                                                           2016    8.095
                                                                                           2015    7.948
                                                                                           2014    7.221
                                                                                           2013    6.955
 BHFTII Jennison Growth Subaccount (Class A) (12/13)...................................... 2018    1.704
                                                                                           2017    1.252
                                                                                           2016    1.261
                                                                                           2015    1.149
                                                                                           2014    1.063
                                                                                           2013    1.018
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)......................... 2018    1.967
                                                                                           2017    1.922
                                                                                           2016    1.895
                                                                                           2015    1.908
                                                                                           2014    1.819
                                                                                           2013    1.823
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13).......................... 2018    3.811
                                                                                           2017    3.326
                                                                                           2016    2.795
                                                                                           2015    2.898
                                                                                           2014    2.677
                                                                                           2013    2.572
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (12/13)..................... 2018    1.973
                                                                                           2017    1.594
                                                                                           2016    1.587
                                                                                           2015    1.619
                                                                                           2014    1.738
                                                                                           2013    1.647
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (12/13).................. 2018    4.038
                                                                                           2017    3.554
                                                                                           2016    2.956
                                                                                           2015    3.116
                                                                                           2014    2.994
                                                                                           2013    2.848
 BHFTII MetLife Stock Index Subaccount (Class A) (12/13).................................. 2018   10.386
                                                                                           2017    8.622
                                                                                           2016    7.791
                                                                                           2015    7.771
                                                                                           2014    6.917
                                                                                           2013    6.642
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (12/13)............................ 2018    1.310
                                                                                           2017    1.178
                                                                                           2016    1.091
                                                                                           2015    1.105
                                                                                           2014    1.028
                                                                                           2013    1.002
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (12/13)................................... 2018    3.569



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.072    1,030,229
                                                                                            1.755    1,364,553
                                                                                            1.637           --
                                                                                            1.681           --
                                                                                            1.612           --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)......................  8.527       54,277
                                                                                            8.941       61,055
                                                                                            7.836       62,513
                                                                                            7.390           --
                                                                                            7.269           --
                                                                                            6.635           --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13).....  7.253        4,172
                                                                                            7.326        4,564
                                                                                            6.208        6,501
                                                                                            5.836           --
                                                                                            5.751           --
                                                                                            5.245           --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13)..............................  9.784       32,416
                                                                                           10.476       32,622
                                                                                            8.447       37,171
                                                                                            8.095           --
                                                                                            7.948           --
                                                                                            7.221           --
 BHFTII Jennison Growth Subaccount (Class A) (12/13)......................................  1.695      123,288
                                                                                            1.704      121,908
                                                                                            1.252      146,636
                                                                                            1.261           --
                                                                                            1.149           --
                                                                                            1.063           --
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13).........................  1.946       27,907
                                                                                            1.967       30,458
                                                                                            1.922       59,933
                                                                                            1.895           --
                                                                                            1.908           --
                                                                                            1.819           --
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13)..........................  3.340       46,164
                                                                                            3.811       68,413
                                                                                            3.326      137,021
                                                                                            2.795           --
                                                                                            2.898           --
                                                                                            2.677           --
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (12/13).....................  1.683       38,863
                                                                                            1.973       37,875
                                                                                            1.594       64,957
                                                                                            1.587           --
                                                                                            1.619           --
                                                                                            1.738           --
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (12/13)..................  3.563       26,830
                                                                                            4.038       36,362
                                                                                            3.554       54,214
                                                                                            2.956           36
                                                                                            3.116           --
                                                                                            2.994           --
 BHFTII MetLife Stock Index Subaccount (Class A) (12/13)..................................  9.819       28,415
                                                                                           10.386       34,958
                                                                                            8.622       29,705
                                                                                            7.791           --
                                                                                            7.771           --
                                                                                            6.917           --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (12/13)............................  1.224       64,773
                                                                                            1.310       64,602
                                                                                            1.178       57,831
                                                                                            1.091           --
                                                                                            1.105           --
                                                                                            1.028           --
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (12/13)...................................  3.181      105,753

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    3.052
                                                                                           2016    2.692
                                                                                           2015    2.720
                                                                                           2014    2.477
                                                                                           2013    2.364
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13)............................. 2018    3.688
                                                                                           2017    3.215
                                                                                           2016    2.733
                                                                                           2015    2.742
                                                                                           2014    2.766
                                                                                           2013    2.664
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)....................... 2018    3.730
                                                                                           2017    2.820
                                                                                           2016    2.802
                                                                                           2015    2.559
                                                                                           2014    2.372
                                                                                           2013    2.278
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)....................... 2018    4.617
                                                                                           2017    3.802
                                                                                           2016    3.441
                                                                                           2015    3.389
                                                                                           2014    3.206
                                                                                           2013    3.068
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   39.280
   .
                                                                                           2017   36.621
                                                                                           2016   35.156
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13)............. 2018    2.126
                                                                                           2017    2.104
                                                                                           2016    2.096
                                                                                           2015    2.103
                                                                                           2014    2.064
                                                                                           2013    2.070
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (12/13)................ 2018    1.483
                                                                                           2017    1.335
                                                                                           2016    1.026
                                                                                           2015    1.103
                                                                                           2014    1.052
                                                                                           2013    1.005
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (12/13).................... 2018    9.010
                                                                                           2017    7.477
                                                                                           2016    7.003
                                                                                           2015    7.037
                                                                                           2014    6.360
                                                                                           2013    6.097
 Fidelity VIP Freedom 2020 Subaccount (5/15).............................................. 2018   19.923
                                                                                           2017   17.291
                                                                                           2016   16.490
                                                                                           2015   17.348
 Fidelity VIP Freedom 2025 Subaccount (5/15).............................................. 2018   21.230
                                                                                           2017   18.220
                                                                                           2016   17.347
                                                                                           2015   18.321
 Fidelity VIP Freedom 2030 Subaccount (5/15).............................................. 2018   21.634
                                                                                           2017   18.086
                                                                                           2016   17.156
                                                                                           2015   18.241
 Fidelity VIP Freedom 2040 Subaccount (5/15).............................................. 2018   29.019
                                                                                           2017   23.748
                                                                                           2016   22.495
                                                                                           2015   23.988
 Fidelity VIP Freedom 2050 Subaccount (5/15).............................................. 2018   29.652
                                                                                           2017   24.266
                                                                                           2016   22.978
                                                                                           2015   24.520



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            3.569      144,766
                                                                                            3.052      228,635
                                                                                            2.692           --
                                                                                            2.720           --
                                                                                            2.477           --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13).............................  3.410        8,510
                                                                                            3.688       10,842
                                                                                            3.215        3,947
                                                                                            2.733           --
                                                                                            2.742           --
                                                                                            2.766           --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13).......................  3.654      224,225
                                                                                            3.730      268,136
                                                                                            2.820      436,431
                                                                                            2.802           39
                                                                                            2.559           --
                                                                                            2.372           --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13).......................  4.265       75,116
                                                                                            4.617       88,171
                                                                                            3.802      122,437
                                                                                            3.441           --
                                                                                            3.389           --
                                                                                            3.206           --
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 37.448        8,764
   .
                                                                                           39.280        9,636
                                                                                           36.621       18,608
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13).............  2.127       27,840
                                                                                            2.126       27,423
                                                                                            2.104       50,228
                                                                                            2.096           --
                                                                                            2.103           --
                                                                                            2.064           --
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (12/13)................  1.224        5,992
                                                                                            1.483       14,842
                                                                                            1.335       25,822
                                                                                            1.026           --
                                                                                            1.103           --
                                                                                            1.052           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (12/13)....................  8.336       66,460
                                                                                            9.010       85,395
                                                                                            7.477      158,183
                                                                                            7.003           --
                                                                                            7.037           --
                                                                                            6.360           --
 Fidelity VIP Freedom 2020 Subaccount (5/15).............................................. 18.543       49,509
                                                                                           19.923       63,006
                                                                                           17.291       98,961
                                                                                           16.490           --
 Fidelity VIP Freedom 2025 Subaccount (5/15).............................................. 19.613       36,340
                                                                                           21.230       38,578
                                                                                           18.220       79,781
                                                                                           17.347           --
 Fidelity VIP Freedom 2030 Subaccount (5/15).............................................. 19.712      145,064
                                                                                           21.634      139,649
                                                                                           18.086      115,111
                                                                                           17.156           --
 Fidelity VIP Freedom 2040 Subaccount (5/15).............................................. 25.847       18,197
                                                                                           29.019       18,376
                                                                                           23.748        7,760
                                                                                           22.495           --
 Fidelity VIP Freedom 2050 Subaccount (5/15).............................................. 26.409       10,237
                                                                                           29.652        8,553
                                                                                           24.266        6,075
                                                                                           22.978           --

                           GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)........................ 2018   8.344       7.048        59,331
                                                                                   2017   6.985       8.344        81,118
                                                                                   2016   6.297       6.985        92,941
                                                                                   2015   6.460       6.297            --
                                                                                   2014   6.147       6.460            --
                                                                                   2013   5.858       6.147            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)............. 2018   1.823       1.521        88,922
                                                                                   2017   1.310       1.823        83,878
                                                                                   2016   1.126       1.310       168,845
                                                                                   2015   1.413       1.126            --
                                                                                   2014   1.556       1.413            --
                                                                                   2013   1.516       1.556            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)........................ 2018   4.556       3.818           159
                                                                                   2017   3.940       4.556           159
                                                                                   2016   3.709       3.940           353
                                                                                   2015   4.003       3.709            --
                                                                                   2014   4.545       4.003            --
                                                                                   2013   4.331       4.545            --
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (12/13)................... 2018   9.785       9.632        10,917
                                                                                   2017   7.769       9.785        15,309
                                                                                   2016   6.993       7.769        31,893
                                                                                   2015   6.800       6.993            --
                                                                                   2014   6.113       6.800            --
                                                                                   2013   5.874       6.113            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)........... 2014   4.907       4.944            --
                                                                                   2013   4.688       4.907            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)............ 2018   7.467       7.271         5,873
                                                                                   2017   6.302       7.467         6,486
                                                                                   2016   5.793       6.302         5,096
                                                                                   2015   5.754       5.793            --
                                                                                   2014   5.231       5.754            --
                                                                                   2013   5.014       5.231            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)....... 2018   1.491       1.406        45,798
                                                                                   2017   1.263       1.491        46,671
                                                                                   2016   1.108       1.263        52,618
                                                                                   2015   1.168       1.108            --
                                                                                   2014   1.038       1.168            --
                                                                                   2013   1.000       1.038            --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)........ 2018   3.858       3.824       124,513
                                                                                   2017   3.095       3.858       129,427
                                                                                   2016   2.908       3.095       222,679
                                                                                   2015   2.673       2.908            --
                                                                                   2014   2.366       2.673            --
                                                                                   2013   2.255       2.366            --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)........ 2018   4.021       4.121         3,651
                                                                                   2017   3.265       4.021         6,825
                                                                                   2016   3.113       3.265        12,622
                                                                                   2015   3.285       3.113            --
                                                                                   2014   3.185       3.285            --
                                                                                   2013   2.993       3.185            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (12/13)............................ 2018   3.366       3.262        25,469
                                                                                   2017   3.212       3.366        31,136
                                                                                   2016   3.100       3.212        51,470
                                                                                   2015   3.091       3.100            --
                                                                                   2014   3.129       3.091            --
                                                                                   2013   3.121       3.129            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (12/13).................... 2018   5.446       5.347         4,988
                                                                                   2017   4.707       5.446         4,430
                                                                                   2016   4.471       4.707         1,078
                                                                                   2015   4.590       4.471            --
                                                                                   2014   4.238       4.590            --
                                                                                   2013   4.106       4.238            --

                          GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.15%
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (12/13)................................ 2018    5.492
                                                                                           2017    4.225
                                                                                           2016    4.248
                                                                                           2015    4.018
                                                                                           2014    3.973
                                                                                           2013    3.789
 American Funds Growth Subaccount (Class 2) (12/13)....................................... 2018   37.045
                                                                                           2017   29.209
                                                                                           2016   26.986
                                                                                           2015   25.546
                                                                                           2014   23.815
                                                                                           2013   22.844
 American Funds Growth-Income Subaccount (Class 2) (12/13)................................ 2018   24.349
                                                                                           2017   20.125
                                                                                           2016   18.255
                                                                                           2015   18.201
                                                                                           2014   16.642
                                                                                           2013   15.963
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (12/13).................................. 2018    3.331
                                                                                           2017    3.118
                                                                                           2016    2.760
                                                                                           2015    2.901
                                                                                           2014    2.838
                                                                                           2013    2.817
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)...................... 2018    2.137
                                                                                           2017    1.758
                                                                                           2016    1.632
                                                                                           2015    1.685
                                                                                           2014    1.622
                                                                                           2013    1.555
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)........................... 2018    3.358
                                                                                           2017    3.041
                                                                                           2016    2.343
                                                                                           2015    2.506
                                                                                           2014    2.492
                                                                                           2013    2.396
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13).......... 2018    1.280
                                                                                           2017    1.007
                                                                                           2016    0.910
                                                                                           2015    1.067
                                                                                           2014    1.151
                                                                                           2013    1.133
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13)............. 2018    2.168
                                                                                           2017    1.799
                                                                                           2016    1.680
                                                                                           2015    1.627
                                                                                           2014    1.449
                                                                                           2013    1.386
 BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)............................ 2018    2.126
                                                                                           2017    1.938
                                                                                           2016    1.938
                                                                                           2015    1.985
                                                                                           2014    1.766
                                                                                           2013    1.713
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (12/13)...................... 2014   36.197
                                                                                           2013   34.451
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (12/13)......................... 2018    1.766
                                                                                           2017    1.509
                                                                                           2016    1.486
                                                                                           2015    1.567
                                                                                           2014    1.333
                                                                                           2013    1.270
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (12/13)..... 2018    1.605



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (12/13)................................  4.938          --
                                                                                            5.492          --
                                                                                            4.225          --
                                                                                            4.248          --
                                                                                            4.018          --
                                                                                            3.973          --
 American Funds Growth Subaccount (Class 2) (12/13)....................................... 36.529         513
                                                                                           37.045         405
                                                                                           29.209         276
                                                                                           26.986         132
                                                                                           25.546          18
                                                                                           23.815          --
 American Funds Growth-Income Subaccount (Class 2) (12/13)................................ 23.639       1,025
                                                                                           24.349         325
                                                                                           20.125         307
                                                                                           18.255         355
                                                                                           18.201         287
                                                                                           16.642          --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (12/13)..................................  3.208      16,668
                                                                                            3.331      11,943
                                                                                            3.118       9,049
                                                                                            2.760       7,515
                                                                                            2.901       5,098
                                                                                            2.838          --
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)......................  1.900          --
                                                                                            2.137          --
                                                                                            1.758      19,760
                                                                                            1.632      17,753
                                                                                            1.685       2,545
                                                                                            1.622          --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)...........................  2.813          --
                                                                                            3.358          --
                                                                                            3.041          --
                                                                                            2.343          --
                                                                                            2.506          --
                                                                                            2.492          --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13)..........  1.089          --
                                                                                            1.280          --
                                                                                            1.007          --
                                                                                            0.910          --
                                                                                            1.067          --
                                                                                            1.151          --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13).............  2.009          --
                                                                                            2.168          --
                                                                                            1.799          --
                                                                                            1.680          --
                                                                                            1.627          --
                                                                                            1.449          --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)............................  1.926      10,950
                                                                                            2.126       7,090
                                                                                            1.938       6,223
                                                                                            1.938       4,653
                                                                                            1.985       3,063
                                                                                            1.766          --
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (12/13)...................... 37.750          --
                                                                                           36.197          --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (12/13).........................  1.623          --
                                                                                            1.766          --
                                                                                            1.509         977
                                                                                            1.486          61
                                                                                            1.567          --
                                                                                            1.333          --
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (12/13).....  1.518          --

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.389
                                                                                           2016   1.304
                                                                                           2015   1.328
                                                                                           2014   1.267
                                                                                           2013   1.233
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (12/13)....... 2018   1.689
                                                                                           2017   1.408
                                                                                           2016   1.307
                                                                                           2015   1.332
                                                                                           2014   1.267
                                                                                           2013   1.223
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (12/13)..... 2018   1.511
                                                                                           2017   1.353
                                                                                           2016   1.279
                                                                                           2015   1.303
                                                                                           2014   1.243
                                                                                           2013   1.218
 BHFTI Harris Oakmark International Subaccount (Class A) (12/13).......................... 2018   3.293
                                                                                           2017   2.547
                                                                                           2016   2.376
                                                                                           2015   2.512
                                                                                           2014   2.690
                                                                                           2013   2.562
 BHFTI Invesco Comstock Subaccount (Class B) (12/13)...................................... 2018   1.437
                                                                                           2017   1.231
                                                                                           2016   1.062
                                                                                           2015   1.142
                                                                                           2014   1.057
                                                                                           2013   1.011
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13).............................. 2018   3.781
                                                                                           2017   3.045
                                                                                           2016   2.757
                                                                                           2015   2.829
                                                                                           2014   2.645
                                                                                           2013   2.527
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13).............................. 2018   2.540
                                                                                           2017   2.479
                                                                                           2016   1.917
                                                                                           2015   2.090
                                                                                           2014   2.020
                                                                                           2013   1.935
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)............................ 2016   3.112
                                                                                           2015   3.209
                                                                                           2014   3.088
                                                                                           2013   3.064
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)..................... 2018   1.408
                                                                                           2017   1.232
                                                                                           2016   1.194
                                                                                           2015   1.223
                                                                                           2014   1.132
                                                                                           2013   1.105
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (12/13)................... 2018   1.980
                                                                                           2017   1.563
                                                                                           2016   1.595
                                                                                           2015   1.642
                                                                                           2014   1.785
                                                                                           2013   1.707
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (12/13)............................. 2018   1.441
                                                                                           2017   1.066
                                                                                           2016   1.076
                                                                                           2015   1.048
                                                                                           2014   1.039
                                                                                           2013   0.992
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)........................ 2018   1.014



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.605           --
                                                                                           1.389           --
                                                                                           1.304           --
                                                                                           1.328           --
                                                                                           1.267           --
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (12/13)....... 1.573           --
                                                                                           1.689           --
                                                                                           1.408           --
                                                                                           1.307           --
                                                                                           1.332           --
                                                                                           1.267           --
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (12/13)..... 1.443           --
                                                                                           1.511           --
                                                                                           1.353           --
                                                                                           1.279           --
                                                                                           1.303           --
                                                                                           1.243           --
 BHFTI Harris Oakmark International Subaccount (Class A) (12/13).......................... 2.483        7,995
                                                                                           3.293        2,638
                                                                                           2.547        2,516
                                                                                           2.376        1,011
                                                                                           2.512          489
                                                                                           2.690           --
 BHFTI Invesco Comstock Subaccount (Class B) (12/13)...................................... 1.247           --
                                                                                           1.437           --
                                                                                           1.231           --
                                                                                           1.062           --
                                                                                           1.142           --
                                                                                           1.057           --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13).............................. 3.410           --
                                                                                           3.781           --
                                                                                           3.045        1,694
                                                                                           2.757        1,451
                                                                                           2.829           --
                                                                                           2.645           --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13).............................. 2.165           --
                                                                                           2.540           --
                                                                                           2.479           --
                                                                                           1.917           --
                                                                                           2.090           --
                                                                                           2.020           --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)............................ 3.211           --
                                                                                           3.112           --
                                                                                           3.209           --
                                                                                           3.088           --
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)..................... 1.291           --
                                                                                           1.408           --
                                                                                           1.232           --
                                                                                           1.194           --
                                                                                           1.223           --
                                                                                           1.132           --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (12/13)................... 1.683           --
                                                                                           1.980           --
                                                                                           1.563           --
                                                                                           1.595           --
                                                                                           1.642           --
                                                                                           1.785           --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (12/13)............................. 1.237           --
                                                                                           1.441           --
                                                                                           1.066        6,062
                                                                                           1.076        3,988
                                                                                           1.048           --
                                                                                           1.039           --
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)........................ 0.981           --

                           GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2017    0.988       1.014          --
                                                                                  2016    0.950       0.988          --
                                                                                  2015    0.990       0.950          --
                                                                                  2014    0.971       0.990          --
                                                                                  2013    0.977       0.971          --
 BHFTI PIMCO Total Return Subaccount (Class B) (12/13)........................... 2018    1.914       1.888      22,372
                                                                                  2017    1.853       1.914      14,968
                                                                                  2016    1.827       1.853      10,953
                                                                                  2015    1.848       1.827       8,866
                                                                                  2014    1.794       1.848       7,756
                                                                                  2013    1.801       1.794          --
 BHFTI Pioneer Fund Subaccount (Class A) (12/13)................................. 2016    2.909       2.931          --
                                                                                  2015    2.941       2.909          --
                                                                                  2014    2.677       2.941          --
                                                                                  2013    2.576       2.677          --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13)..................... 2016    3.020       3.100          --
                                                                                  2015    3.095       3.020          --
                                                                                  2014    2.993       3.095          --
                                                                                  2013    2.984       2.993          --
 BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13)....... 2018    1.344       1.287          --
                                                                                  2017    1.167       1.344          --
                                                                                  2016    1.129       1.167          --
                                                                                  2015    1.157       1.129          --
                                                                                  2014    1.077       1.157          --
                                                                                  2013    1.051       1.077          --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)................ 2018   10.379       9.320          --
                                                                                  2017    8.977      10.379          --
                                                                                  2016    7.832       8.977          --
                                                                                  2015    8.217       7.832          --
                                                                                  2014    7.338       8.217          --
                                                                                  2013    7.071       7.338          --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)............... 2018    4.441       3.944       2,944
                                                                                  2017    4.103       4.441       2,025
                                                                                  2016    3.594       4.103       1,104
                                                                                  2015    3.994       3.594          --
                                                                                  2014    3.685       3.994          --
                                                                                  2013    3.534       3.685          --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)....................... 2018    7.350       7.240          --
                                                                                  2017    7.142       7.350          --
                                                                                  2016    7.006       7.142          --
                                                                                  2015    7.045       7.006          --
                                                                                  2014    6.655       7.045          --
                                                                                  2013    6.667       6.655          --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13).............. 2018    6.851       6.937       1,998
                                                                                  2017    5.175       6.851       1,457
                                                                                  2016    5.230       5.175         818
                                                                                  2015    4.978       5.230          --
                                                                                  2014    4.624       4.978          --
                                                                                  2013    4.399       4.624          --
 BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)................... 2018    2.081       2.009          --
                                                                                  2017    1.961       2.081       4,282
                                                                                  2016    1.680       1.961       2,715
                                                                                  2015    1.811       1.680          27
                                                                                  2014    1.670       1.811          --
                                                                                  2013    1.606       1.670          --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)............. 2018    2.474       2.490          --
                                                                                  2017    2.481       2.474          --
                                                                                  2016    2.501       2.481          --
                                                                                  2015    2.530       2.501          --
                                                                                  2014    2.559       2.530          --
                                                                                  2013    2.560       2.559          --
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)............. 2018    1.572       1.513          --

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.487
                                                                                           2016   1.439
                                                                                           2015   1.464
                                                                                           2014   1.418
                                                                                           2013   1.408
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)...................... 2018   1.733
                                                                                           2017   1.584
                                                                                           2016   1.510
                                                                                           2015   1.544
                                                                                           2014   1.489
                                                                                           2013   1.464
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)...................... 2018   1.879
                                                                                           2017   1.656
                                                                                           2016   1.564
                                                                                           2015   1.603
                                                                                           2014   1.543
                                                                                           2013   1.502
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)...................... 2018   2.008
                                                                                           2017   1.704
                                                                                           2016   1.594
                                                                                           2015   1.640
                                                                                           2014   1.577
                                                                                           2013   1.522
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)...................... 2018   8.264
                                                                                           2017   7.260
                                                                                           2016   6.864
                                                                                           2015   6.769
                                                                                           2014   6.194
                                                                                           2013   6.014
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13)..... 2018   6.913
                                                                                           2017   5.873
                                                                                           2016   5.535
                                                                                           2015   5.468
                                                                                           2014   4.999
                                                                                           2013   4.781
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13).............................. 2018   9.727
                                                                                           2017   7.863
                                                                                           2016   7.554
                                                                                           2015   7.435
                                                                                           2014   6.772
                                                                                           2013   6.524
 BHFTII Jennison Growth Subaccount (Class A) (12/13)...................................... 2018   1.687
                                                                                           2017   1.242
                                                                                           2016   1.255
                                                                                           2015   1.146
                                                                                           2014   1.063
                                                                                           2013   1.017
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)......................... 2018   1.875
                                                                                           2017   1.837
                                                                                           2016   1.816
                                                                                           2015   1.832
                                                                                           2014   1.752
                                                                                           2013   1.756
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13).......................... 2018   3.648
                                                                                           2017   3.192
                                                                                           2016   2.689
                                                                                           2015   2.795
                                                                                           2014   2.589
                                                                                           2013   2.487
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (12/13)..................... 2018   1.880
                                                                                           2017   1.523
                                                                                           2016   1.520
                                                                                           2015   1.555
                                                                                           2014   1.673
                                                                                           2013   1.586
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (12/13).................. 2018   3.850



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.572           --
                                                                                           1.487           --
                                                                                           1.439           --
                                                                                           1.464           --
                                                                                           1.418           --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)...................... 1.637           --
                                                                                           1.733           --
                                                                                           1.584           --
                                                                                           1.510           --
                                                                                           1.544           --
                                                                                           1.489           --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)...................... 1.743           --
                                                                                           1.879           --
                                                                                           1.656           --
                                                                                           1.564           --
                                                                                           1.603           --
                                                                                           1.543           --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)...................... 1.824           --
                                                                                           2.008           --
                                                                                           1.704       49,754
                                                                                           1.594       32,241
                                                                                           1.640       15,151
                                                                                           1.577           --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)...................... 7.862           --
                                                                                           8.264           --
                                                                                           7.260           --
                                                                                           6.864           --
                                                                                           6.769           --
                                                                                           6.194           --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13)..... 6.828        1,912
                                                                                           6.913        1,332
                                                                                           5.873          724
                                                                                           5.535           --
                                                                                           5.468           --
                                                                                           4.999           --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13).............................. 9.061           --
                                                                                           9.727           --
                                                                                           7.863           --
                                                                                           7.554           --
                                                                                           7.435           --
                                                                                           6.772           --
 BHFTII Jennison Growth Subaccount (Class A) (12/13)...................................... 1.673           --
                                                                                           1.687           --
                                                                                           1.242           --
                                                                                           1.255           --
                                                                                           1.146           --
                                                                                           1.063           --
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)......................... 1.851           --
                                                                                           1.875           --
                                                                                           1.837           --
                                                                                           1.816           --
                                                                                           1.832           --
                                                                                           1.752           --
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13).......................... 3.189            6
                                                                                           3.648           10
                                                                                           3.192        2,180
                                                                                           2.689        1,579
                                                                                           2.795            9
                                                                                           2.589           --
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (12/13)..................... 1.600           --
                                                                                           1.880           --
                                                                                           1.523           --
                                                                                           1.520           --
                                                                                           1.555           --
                                                                                           1.673           --
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (12/13).................. 3.388           --

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    3.396
                                                                                           2016    2.832
                                                                                           2015    2.993
                                                                                           2014    2.882
                                                                                           2013    2.743
 BHFTII MetLife Stock Index Subaccount (Class A) (12/13).................................. 2018    9.691
                                                                                           2017    8.066
                                                                                           2016    7.306
                                                                                           2015    7.306
                                                                                           2014    6.519
                                                                                           2013    6.261
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (12/13)............................ 2018    1.297
                                                                                           2017    1.169
                                                                                           2016    1.085
                                                                                           2015    1.101
                                                                                           2014    1.028
                                                                                           2013    1.002
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (12/13)................................... 2018    3.399
                                                                                           2017    2.914
                                                                                           2016    2.577
                                                                                           2015    2.611
                                                                                           2014    2.383
                                                                                           2013    2.274
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13)............................. 2018    3.530
                                                                                           2017    3.085
                                                                                           2016    2.629
                                                                                           2015    2.644
                                                                                           2014    2.675
                                                                                           2013    2.576
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)....................... 2018    3.556
                                                                                           2017    2.695
                                                                                           2016    2.685
                                                                                           2015    2.457
                                                                                           2014    2.284
                                                                                           2013    2.193
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)....................... 2018    4.383
                                                                                           2017    3.618
                                                                                           2016    3.283
                                                                                           2015    3.241
                                                                                           2014    3.074
                                                                                           2013    2.942
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   37.069
   .
                                                                                           2017   34.646
                                                                                           2016   33.315
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13)............. 2018    2.006
                                                                                           2017    1.991
                                                                                           2016    1.988
                                                                                           2015    2.000
                                                                                           2014    1.967
                                                                                           2013    1.973
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (12/13)................ 2018    1.468
                                                                                           2017    1.325
                                                                                           2016    1.020
                                                                                           2015    1.100
                                                                                           2014    1.051
                                                                                           2013    1.004
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (12/13).................... 2018    8.507
                                                                                           2017    7.077
                                                                                           2016    6.645
                                                                                           2015    6.694
                                                                                           2014    6.065
                                                                                           2013    5.815
 Fidelity VIP Freedom 2020 Subaccount (5/15).............................................. 2018   19.301



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            3.850          --
                                                                                            3.396          --
                                                                                            2.832          --
                                                                                            2.993          --
                                                                                            2.882          --
 BHFTII MetLife Stock Index Subaccount (Class A) (12/13)..................................  9.139          --
                                                                                            9.691          --
                                                                                            8.066       1,659
                                                                                            7.306       1,224
                                                                                            7.306          --
                                                                                            6.519          --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (12/13)............................  1.208          --
                                                                                            1.297          --
                                                                                            1.169          --
                                                                                            1.085          --
                                                                                            1.101          --
                                                                                            1.028          --
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (12/13)...................................  3.023          --
                                                                                            3.399          --
                                                                                            2.914          --
                                                                                            2.577          --
                                                                                            2.611          --
                                                                                            2.383          --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13).............................  3.256       3,788
                                                                                            3.530       2,669
                                                                                            3.085       1,476
                                                                                            2.629          --
                                                                                            2.644          --
                                                                                            2.675          --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13).......................  3.474          --
                                                                                            3.556          --
                                                                                            2.695          --
                                                                                            2.685          --
                                                                                            2.457          --
                                                                                            2.284          --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13).......................  4.039       3,086
                                                                                            4.383       2,201
                                                                                            3.618       1,655
                                                                                            3.283          27
                                                                                            3.241          --
                                                                                            3.074          --
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 35.251         346
   .
                                                                                           37.069         230
                                                                                           34.646         123
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13).............  2.002          --
                                                                                            2.006          --
                                                                                            1.991          --
                                                                                            1.988          --
                                                                                            2.000          --
                                                                                            1.967          --
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (12/13)................  1.208          --
                                                                                            1.468          --
                                                                                            1.325          --
                                                                                            1.020          --
                                                                                            1.100          --
                                                                                            1.051          --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (12/13)....................  7.850       6,257
                                                                                            8.507       4,269
                                                                                            7.077       3,374
                                                                                            6.645       2,695
                                                                                            6.694       1,597
                                                                                            6.065          --
 Fidelity VIP Freedom 2020 Subaccount (5/15).............................................. 17.919          --

                           GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   16.793      19.301          --
                                                                                   2016   16.056      16.793          --
                                                                                   2015   16.918      16.056          --
 Fidelity VIP Freedom 2025 Subaccount (5/15)...................................... 2018   20.567      18.953          --
                                                                                   2017   17.696      20.567          --
                                                                                   2016   16.890      17.696          --
                                                                                   2015   17.867      16.890          --
 Fidelity VIP Freedom 2030 Subaccount (5/15)...................................... 2018   20.959      19.049          --
                                                                                   2017   17.566      20.959          --
                                                                                   2016   16.704      17.566          --
                                                                                   2015   17.789      16.704          --
 Fidelity VIP Freedom 2040 Subaccount (5/15)...................................... 2018   28.393      25.225         126
                                                                                   2017   23.294      28.393          43
                                                                                   2016   22.120      23.294          --
                                                                                   2015   23.626      22.120          --
 Fidelity VIP Freedom 2050 Subaccount (5/15)...................................... 2018   29.012      25.775          --
                                                                                   2017   23.801      29.012          --
                                                                                   2016   22.594      23.801          --
                                                                                   2015   24.151      22.594          --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)........................ 2018   7.957       6.704           --
                                                                                   2017   6.677       7.957           --
                                                                                   2016   6.035       6.677           --
                                                                                   2015   6.206       6.035           --
                                                                                   2014   5.921       6.206           --
                                                                                   2013   5.643       5.921           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)............. 2018   1.726       1.437           --
                                                                                   2017   1.244       1.726           --
                                                                                   2016   1.071       1.244           --
                                                                                   2015   1.348       1.071           --
                                                                                   2014   1.488       1.348           --
                                                                                   2013   1.450       1.488           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)........................ 2018   4.273       3.572           --
                                                                                   2017   3.704       4.273           --
                                                                                   2016   3.496       3.704           --
                                                                                   2015   3.782       3.496           --
                                                                                   2014   4.305       3.782           --
                                                                                   2013   4.103       4.305           --
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (12/13)................... 2018   9.208       9.041           --
                                                                                   2017   7.329       9.208           --
                                                                                   2016   6.613       7.329           --
                                                                                   2015   6.447       6.613           --
                                                                                   2014   5.810       6.447           --
                                                                                   2013   5.584       5.810           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)........... 2014   4.667       4.698           --
                                                                                   2013   4.459       4.667           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)............ 2018   6.994       6.793           --
                                                                                   2017   5.918       6.994           --
                                                                                   2016   5.453       5.918           --
                                                                                   2015   5.430       5.453           --
                                                                                   2014   4.948       5.430           --
                                                                                   2013   4.744       4.948           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)....... 2018   1.476       1.388           --
                                                                                   2017   1.253       1.476           --
                                                                                   2016   1.102       1.253           --
                                                                                   2015   1.165       1.102           --
                                                                                   2014   1.037       1.165           --
                                                                                   2013   1.000       1.037           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)........ 2018   3.673       3.631        3,690
                                                                                   2017   2.954       3.673        2,640
                                                                                   2016   2.782       2.954        1,465
                                                                                   2015   2.564       2.782           --
                                                                                   2014   2.275       2.564           --
                                                                                   2013   2.169       2.275           --

                           GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)....... 2018   3.842       3.928          --
                                                                                  2017   3.127       3.842          --
                                                                                  2016   2.990       3.127          --
                                                                                  2015   3.163       2.990          --
                                                                                  2014   3.074       3.163          --
                                                                                  2013   2.889       3.074          --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (12/13)........................... 2018   3.174       3.067          --
                                                                                  2017   3.036       3.174          --
                                                                                  2016   2.938       3.036          --
                                                                                  2015   2.936       2.938          --
                                                                                  2014   2.980       2.936          --
                                                                                  2013   2.972       2.980          --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (12/13)................... 2018   5.109       5.003          --
                                                                                  2017   4.427       5.109          --
                                                                                  2016   4.215       4.427         571
                                                                                  2015   4.338       4.215         501
                                                                                  2014   4.015       4.338          --
                                                                                  2013   3.891       4.015          --


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2018 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 4/28/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/27/2018, Brighthouse Funds Trust II-BlackRock Large Cap Value Portfolio merged into Brighthouse Funds Trust II-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/27/2018, Brighthouse Funds Trust I-Pyramis(Reg. TM) Managed Risk Portfolio merged into Brighthouse Funds Trust I-Schroders Global Multi-Asset Portfolio and is no longer available as a funding option.

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Divisions of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Notes 2 and 3A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Divisions, except for the Divisions included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Divisions and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

    INDIVIDUAL DIVISIONS                            STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF         CHANGES IN
           ACCOUNT               OPERATIONS          NET ASSETS             FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
  American Funds Global       For the year ended  For the years ended  For the years ended December 31,
  Growth Division             December 31, 2018   December 31, 2018    2018, 2017 and 2016
  Delaware VIP Small Cap                          and 2017             (Commenced October 31, 2013
  Value Division                                                       and began transactions in 2016)
  Fidelity VIP Mid Cap
  Division
  FTVIPT Templeton
  Developing Markets VIP
  Division
  FTVIPT Templeton Foreign
  VIP Division
  Janus Henderson Enterprise
  Division
  LMPVET ClearBridge
  Variable Appreciation
  Division
  LMPVET ClearBridge
  Variable Dividend Strategy
  Division
  LMPVET ClearBridge
  Variable Large Gap Growth
  Division
  LMPVET ClearBridge
  Variable Small Gap Growth
  Division
  LMPVIT Western Asset
  Core Plus Division

-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

    INDIVIDUAL DIVISIONS                             STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF          CHANGES IN
           ACCOUNT               OPERATIONS           NET ASSETS             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------
  BHFTI Allianz Global        For the period from  For the period from  For the period from January 1,
  Investors Dynamic           January 1, 2018      January 1, 2018      2018 through April 27, 2018 and
  Multi-Asset Plus Division   through April 27,    through April 27,    the years ended December 31,
                              2018                 2018 and for the     2017, 2016, 2015, and the period
                                                   year ended           from April 28, 2014
                                                   December 31, 2017    (commencement of operations)
                                                                        through December 31, 2014

--------------------------------------------------------------------------------------------------------
  BHFTI BlackRock High        For the year ended   For the years ended  For the years ended December 31,
  Yield Division              December 31, 2018    December 31, 2018    2018, 2017, 2016, 2015, and 2014
  Fidelity VIP Contrafund                          and 2017             (commenced December 13, 2013
  Division                                                              and began transactions in 2014)

--------------------------------------------------------------------------------------------------------
  BHFTI Brighthouse/Artisan   For the year ended   For the years ended  For the years ended December 31,
  International Division      December 31, 2018    December 31, 2018    2018, 2017, 2016, and 2015
  BHFTI Wells Capital                              and 2017             (commenced November 19, 2014
  Management Mid Cap                                                    and began transactions in 2015)
  Value Division
  BlackRock Global
  Allocation V.I. Division
  Ivy VIP Asset Strategy
  Division
  PIMCO VIT Dynamic
  Bond Division

--------------------------------------------------------------------------------------------------------
  BHFTI Invesco Comstock      For the year ended   For the years ended  For the years ended December 31,
  Division                    December 31, 2018    December 31, 2018    2018, 2017, 2016 and 2015
  BHFTI T. Rowe Price Large                        and 2017             (commenced December 13, 2013
  Cap Value Division                                                    and began transactions in 2015)
  TAP 1919 Variable Socially
  Responsive Balanced
  Division

--------------------------------------------------------------------------------------------------------
  BHFTI PanAgora Global       For the year ended   For the years ended  For the years ended December 31,
  Diversified Risk Division   December 31, 2018    December 31, 2018    2018, 2017, 2016, 2015, and the
                                                   and 2017             period from April 28, 2014
                                                                        (commencement of operations)
                                                                        through December 31, 2014

--------------------------------------------------------------------------------------------------------
  BHFTI Schroders Global      For the period from  For the period from  For the period from January 1,
  Multi-Asset II Division     January 1, 2018      January 1, 2018      2018 through April 27, 2018 and
  BHFTII MFS Value II         through April 27,    through April 27,    for the years ended December 31,
  Division                    2018                 2018 and for the     2017, 2016, 2015, and 2014
                                                   year ended
                                                   December 31, 2017

--------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

    INDIVIDUAL DIVISIONS
   COMPRISING THE SEPARATE     STATEMENT OF
           ACCOUNT              OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed       For the year ended
  Income Division            December 31, 2018




------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Freedom 2020  For the year ended
  Division                   December 31, 2018
  Fidelity VIP Freedom 2025
  Division
  Fidelity VIP Freedom 2030
  Division
  Fidelity VIP Freedom 2040
  Division
  Fidelity VIP Freedom 2050
  Division

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Freedom 2035  For the period from April 30, 2018 (commencement of operations) through
  Division                   December 31, 2018
  Fidelity VIP Freedom 2045
  Division

------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley VIF Global  For the year ended
  Infrastructure Division    December 31, 2018
  PIMCO VIT Commodity
  RealReturn Strategy
  Division
  PIMCO VIT Emerging
  Markets Bond Division

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Multi-  For the year ended
  Alternatives Fund/VA       December 31, 2018
  Division

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

    INDIVIDUAL DIVISIONS       STATEMENTS OF
   COMPRISING THE SEPARATE      CHANGES IN
           ACCOUNT              NET ASSETS                                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed       For the years ended                                   For the years ended December 31,
  Income Division            December 31, 2018                                     2018, 2017, 2016, and the period
                             and 2017                                              from May 1, 2015
                                                                                   (commencement of operations)
                                                                                   through December 31, 2015

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Freedom 2020  For the years ended                                   For the years ended December 31,
  Division                   December 31, 2018                                     2018, 2017 and 2016
  Fidelity VIP Freedom 2025  and 2017                                              (commenced May 1, 2015 and
  Division                                                                         began transactions in 2016)
  Fidelity VIP Freedom 2030
  Division
  Fidelity VIP Freedom 2040
  Division
  Fidelity VIP Freedom 2050
  Division

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Freedom 2035
  Division
  Fidelity VIP Freedom 2045
  Division

------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley VIF Global  For the years ended                                   For the years ended December 31,
  Infrastructure Division    December 31, 2018                                     2018, 2017, 2016, 2015 and the
  PIMCO VIT Commodity        and 2017                                              period from November 19, 2014
  RealReturn Strategy                                                              (commencement of operations)
  Division                                                                         through December 31, 2014
  PIMCO VIT Emerging
  Markets Bond Division

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Multi-  For the year ended December 31, 2018, and the period
  Alternatives Fund/VA       from April 28, 2017 (commencement of operations)
  Division                   through December 31, 2017

------------------------------------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 22, 2019



We have served as the Separate Account's auditor since 1984.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                                          AMERICAN FUNDS(R)
                                            AMERICAN FUNDS(R)      AMERICAN FUNDS(R)        GLOBAL SMALL          AMERICAN FUNDS(R)
                                                  BOND               GLOBAL GROWTH         CAPITALIZATION              GROWTH
                                                DIVISION               DIVISION               DIVISION                DIVISION
                                          --------------------   --------------------   --------------------    --------------------
ASSETS:
   Investments at fair value............  $         74,861,591   $            251,565   $        391,323,317    $        911,540,512
   Due from Metropolitan Life
     Insurance Company..................                     5                     --                      8                      --
                                          --------------------   --------------------   --------------------    --------------------
        Total Assets....................            74,861,596                251,565            391,323,325             911,540,512
                                          --------------------   --------------------   --------------------    --------------------
LIABILITIES:
   Accrued fees.........................                     3                     --                     12                       3
   Due to Metropolitan Life
     Insurance Company..................                    --                     --                     --                       1
                                          --------------------   --------------------   --------------------    --------------------
        Total Liabilities...............                     3                     --                     12                       4
                                          --------------------   --------------------   --------------------    --------------------

NET ASSETS..............................  $         74,861,593   $            251,565   $        391,323,313    $        911,540,508
                                          ====================   ====================   ====================    ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         74,742,527   $            251,565   $        390,797,800    $        910,650,511
   Net assets from Contracts in payout..               119,066                     --                525,513                 889,997
                                          --------------------   --------------------   --------------------    --------------------
        Total Net Assets................  $         74,861,593   $            251,565   $        391,323,313    $        911,540,508
                                          ====================   ====================   ====================    ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                         BHFTI AMERICAN        BHFTI AMERICAN
                                           AMERICAN FUNDS(R)       BHFTI AB GLOBAL      FUNDS(R) BALANCED      FUNDS(R) GROWTH
                                             GROWTH-INCOME       DYNAMIC ALLOCATION        ALLOCATION            ALLOCATION
                                               DIVISION               DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        704,784,997  $      1,327,086,695  $        773,156,173  $        403,169,474
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           704,784,997         1,327,086,695           773,156,173           403,169,474
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     1                     1                     1
   Due to Metropolitan Life
     Insurance Company..................                   203                     1                     2                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   204                     2                     3                     3
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        704,784,793  $      1,327,086,693  $        773,156,170  $        403,169,471
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        703,400,916  $      1,326,950,737  $        772,788,217  $        403,098,902
   Net assets from Contracts in payout..             1,383,877               135,956               367,953                70,569
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        704,784,793  $      1,327,086,693  $        773,156,170  $        403,169,471
                                          ====================  ====================  ====================  ====================


                                                                   BHFTI AMERICAN                              BHFTI BLACKROCK
                                            BHFTI AMERICAN        FUNDS(R) MODERATE     BHFTI AQR GLOBAL       GLOBAL TACTICAL
                                            FUNDS(R) GROWTH          ALLOCATION           RISK BALANCED          STRATEGIES
                                               DIVISION               DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        315,250,776  $        782,649,529  $      1,003,736,400  $      1,660,961,199
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           315,250,776           782,649,529         1,003,736,400         1,660,961,199
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                     1                     1                     1
   Due to Metropolitan Life
     Insurance Company..................                     4                     2                     1                     4
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     6                     3                     2                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        315,250,770  $        782,649,526  $      1,003,736,398  $      1,660,961,194
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        315,205,303  $        782,379,625  $      1,003,691,007  $      1,660,781,477
   Net assets from Contracts in payout..                45,467               269,901                45,391               179,717
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        315,250,770  $        782,649,526  $      1,003,736,398  $      1,660,961,194
                                          ====================  ====================  ====================  ====================



                                             BHFTI BLACKROCK      BHFTI BRIGHTHOUSE
                                               HIGH YIELD       ASSET ALLOCATION 100
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            389,658  $        204,491,236
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................               389,658           204,491,236
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                     2
   Due to Metropolitan Life
     Insurance Company..................                     1                     1
                                          --------------------  --------------------
        Total Liabilities...............                     1                     3
                                          --------------------  --------------------

NET ASSETS..............................  $            389,657  $        204,491,233
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            389,657  $        198,917,924
   Net assets from Contracts in payout..                    --             5,573,309
                                          --------------------  --------------------
        Total Net Assets................  $            389,657  $        204,491,233
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                                       BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/
                                            BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     ABERDEEN EMERGING          ARTISAN
                                              BALANCED PLUS        SMALL CAP VALUE       MARKETS EQUITY         INTERNATIONAL
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,308,331,918  $         15,380,957  $         47,553,447  $              2,007
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         3,308,331,918            15,380,957            47,553,447                 2,007
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     3                     4                     1
   Due to Metropolitan Life
     Insurance Company..................                     1                     2                     2                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     2                     5                     6                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      3,308,331,916  $         15,380,952  $         47,553,441  $              2,006
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,308,137,511  $         15,380,952  $         47,545,601  $              2,006
   Net assets from Contracts in payout..               194,405                    --                 7,840                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      3,308,331,916  $         15,380,952  $         47,553,441  $              2,006
                                          ====================  ====================  ====================  ====================


                                                                 BHFTI BRIGHTHOUSE/                           BHFTI BRIGHTHOUSE/
                                           BHFTI BRIGHTHOUSE/         FRANKLIN         BHFTI BRIGHTHOUSE/         WELLINGTON
                                               EATON VANCE          LOW DURATION            TEMPLETON              LARGE CAP
                                              FLOATING RATE         TOTAL RETURN       INTERNATIONAL BOND          RESEARCH
                                                DIVISION              DIVISION              DIVISION               DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         29,267,600  $         75,568,736  $          6,165,088  $        636,225,844
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    10
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            29,267,600            75,568,736             6,165,088           636,225,854
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                     3                     2                     7
   Due to Metropolitan Life
     Insurance Company..................                     1                     2                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                     5                     2                     7
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         29,267,597  $         75,568,731  $          6,165,086  $        636,225,847
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         29,267,597  $         75,515,431  $          6,165,086  $        628,511,754
   Net assets from Contracts in payout..                    --                53,300                    --             7,714,093
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         29,267,597  $         75,568,731  $          6,165,086  $        636,225,847
                                          ====================  ====================  ====================  ====================




                                              BHFTI CLARION       BHFTI CLEARBRIDGE
                                           GLOBAL REAL ESTATE     AGGRESSIVE GROWTH
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        172,053,745  $        444,649,581
   Due from Metropolitan Life
     Insurance Company..................                     4                    18
                                          --------------------  --------------------
        Total Assets....................           172,053,749           444,649,599
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     7
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                     5                     7
                                          --------------------  --------------------

NET ASSETS..............................  $        172,053,744  $        444,649,592
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        171,894,467  $        444,459,374
   Net assets from Contracts in payout..               159,277               190,218
                                          --------------------  --------------------
        Total Net Assets................  $        172,053,744  $        444,649,592
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                            BHFTI FIDELITY
                                          INSTITUTIONAL ASSET       BHFTI HARRIS          BHFTI INVESCO
                                             MANAGEMENT(R)             OAKMARK            BALANCED-RISK         BHFTI INVESCO
                                           GOVERNMENT INCOME        INTERNATIONAL          ALLOCATION             COMSTOCK
                                               DIVISION               DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        396,922,184  $        398,451,168  $        462,317,379  $             49,589
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           396,922,184           398,451,168           462,317,379                49,589
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                    10                     1                     1
   Due to Metropolitan Life
     Insurance Company..................                    --                     6                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     2                    16                     2                     2
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        396,922,182  $        398,451,152  $        462,317,377  $             49,587
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        396,911,216  $        397,812,241  $        462,236,446  $             49,587
   Net assets from Contracts in payout..                10,966               638,911                80,931                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        396,922,182  $        398,451,152  $        462,317,377  $             49,587
                                          ====================  ====================  ====================  ====================



                                                                                             BHFTI
                                             BHFTI INVESCO       BHFTI JPMORGAN         JPMORGAN GLOBAL       BHFTI JPMORGAN
                                           SMALL CAP GROWTH         CORE BOND          ACTIVE ALLOCATION      SMALL CAP VALUE
                                               DIVISION             DIVISION               DIVISION              DIVISION
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        47,102,746  $         81,327,658  $        788,207,299  $         17,643,229
   Due from Metropolitan Life
     Insurance Company..................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           47,102,746            81,327,658           788,207,299            17,643,229
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   10                     1                     2                     5
   Due to Metropolitan Life
     Insurance Company..................                    5                     1                     2                     2
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   15                     2                     4                     7
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        47,102,731  $         81,327,656  $        788,207,295  $         17,643,222
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        47,081,218  $         81,291,378  $        788,189,606  $         17,642,417
   Net assets from Contracts in payout..               21,513                36,278                17,689                   805
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        47,102,731  $         81,327,656  $        788,207,295  $         17,643,222
                                          ===================  ====================  ====================  ====================



                                                                    BHFTI METLIFE
                                           BHFTI LOOMIS SAYLES       MULTI-INDEX
                                             GLOBAL MARKETS         TARGETED RISK
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         98,196,436  $        820,528,593
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            98,196,436           820,528,593
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     8                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                     2
                                          --------------------  --------------------
        Total Liabilities...............                     8                     2
                                          --------------------  --------------------

NET ASSETS..............................  $         98,196,428  $        820,528,591
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         98,187,494  $        820,491,539
   Net assets from Contracts in payout..                 8,934                37,052
                                          --------------------  --------------------
        Total Net Assets................  $         98,196,428  $        820,528,591
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                              BHFTI MFS(R)            BHFTI                                       BHFTI
                                                RESEARCH         MORGAN STANLEY       BHFTI OPPENHEIMER      PANAGORA GLOBAL
                                              INTERNATIONAL      MID CAP GROWTH         GLOBAL EQUITY       DIVERSIFIED RISK
                                                DIVISION            DIVISION              DIVISION              DIVISION
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       153,947,910  $       340,007,460  $        226,269,180  $         72,446,308
   Due from Metropolitan Life
     Insurance Company..................                    8                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................          153,947,918          340,007,460           226,269,180            72,446,308
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    6                    6                     7                    --
   Due to Metropolitan Life
     Insurance Company..................                   --                   21                     9                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    6                   27                    16                    --
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $       153,947,912  $       340,007,433  $        226,269,164  $         72,446,308
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       153,583,442  $       339,377,280  $        226,005,628  $         72,419,503
   Net assets from Contracts in payout..              364,470              630,153               263,536                26,805
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $       153,947,912  $       340,007,433  $        226,269,164  $         72,446,308
                                          ===================  ===================  ====================  ====================


                                                  BHFTI                                                           BHFTI
                                             PIMCO INFLATION         BHFTI PIMCO       BHFTI SCHRODERS         SSGA GROWTH
                                             PROTECTED BOND         TOTAL RETURN     GLOBAL MULTI-ASSET      AND INCOME ETF
                                                DIVISION              DIVISION            DIVISION              DIVISION
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        349,179,160  $       757,914,156  $       768,330,203  $        680,006,928
   Due from Metropolitan Life
     Insurance Company..................                     1                    5                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           349,179,161          757,914,161          768,330,203           680,006,928
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                    3                    1                     3
   Due to Metropolitan Life
     Insurance Company..................                    --                   --                    1                     2
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                     6                    3                    2                     5
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        349,179,155  $       757,914,158  $       768,330,201  $        680,006,923
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        348,737,705  $       757,294,984  $       768,156,166  $        679,812,678
   Net assets from Contracts in payout..               441,450              619,174              174,035               194,245
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        349,179,155  $       757,914,158  $       768,330,201  $        680,006,923
                                          ====================  ===================  ===================  ====================



                                                  BHFTI          BHFTI T. ROWE PRICE
                                             SSGA GROWTH ETF       LARGE CAP VALUE
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        127,430,866  $           409,219
   Due from Metropolitan Life
     Insurance Company..................                    --                   --
                                          --------------------  --------------------
        Total Assets....................           127,430,866              409,219
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                   --
   Due to Metropolitan Life
     Insurance Company..................                     1                    1
                                          --------------------  --------------------
        Total Liabilities...............                     2                    1
                                          --------------------  --------------------

NET ASSETS..............................  $        127,430,864  $           409,218
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        127,409,958  $           409,218
   Net assets from Contracts in payout..                20,906                   --
                                          --------------------  --------------------
        Total Net Assets................  $        127,430,864  $           409,218
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                           BHFTI VICTORY          BHFTI WELLS
                                           BHFTI T. ROWE PRICE     BHFTI TCW CORE            SYCAMORE         CAPITAL MANAGEMENT
                                             MID CAP GROWTH         FIXED INCOME           MID CAP VALUE         MID CAP VALUE
                                                DIVISION              DIVISION               DIVISION              DIVISION
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        430,092,964  $             238,242  $        327,214,073  $            289,514
   Due from Metropolitan Life
     Insurance Company..................                    --                     --                    --                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Assets....................           430,092,964                238,242           327,214,073               289,514
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                     --                    11                     1
   Due to Metropolitan Life
     Insurance Company..................                     2                     --                     6                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                     5                     --                    17                     1
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $        430,092,959  $             238,242  $        327,214,056  $            289,513
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        429,626,881  $             238,242  $        326,612,035  $            289,513
   Net assets from Contracts in payout..               466,078                     --               602,021                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $        430,092,959  $             238,242  $        327,214,056  $            289,513
                                          ====================  =====================  ====================  ====================


                                                 BHFTII                                                       BHFTII BLACKROCK
                                             BAILLIE GIFFORD      BHFTII BLACKROCK      BHFTII BLACKROCK         ULTRA-SHORT
                                           INTERNATIONAL STOCK       BOND INCOME      CAPITAL APPRECIATION        TERM BOND
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        106,646,296  $        391,692,989  $        170,334,158  $         50,362,904
   Due from Metropolitan Life
     Insurance Company..................                    --                    42                     3                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           106,646,296           391,693,031           170,334,161            50,362,904
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                     5                     6                     6
   Due to Metropolitan Life
     Insurance Company..................                    14                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    20                     5                     6                     7
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        106,646,276  $        391,693,026  $        170,334,155  $         50,362,897
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        106,311,640  $        389,589,335  $        169,361,927  $         50,021,519
   Net assets from Contracts in payout..               334,636             2,103,691               972,228               341,378
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        106,646,276  $        391,693,026  $        170,334,155  $         50,362,897
                                          ====================  ====================  ====================  ====================



                                            BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                            ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                 DIVISION              DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        335,855,276   $        925,660,949
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          ---------------------  --------------------
        Total Assets....................           335,855,276            925,660,949
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     --
   Due to Metropolitan Life
     Insurance Company..................                     2                      2
                                          ---------------------  --------------------
        Total Liabilities...............                     3                      2
                                          ---------------------  --------------------

NET ASSETS..............................  $        335,855,273   $        925,660,947
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        335,609,504   $        924,988,451
   Net assets from Contracts in payout..               245,769                672,496
                                          ---------------------  --------------------
        Total Net Assets................  $        335,855,273   $        925,660,947
                                          =====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                                                            BHFTII BRIGHTHOUSE/
                                                                                       BHFTII BRIGHTHOUSE/      DIMENSIONAL
                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE          ARTISAN           INTERNATIONAL
                                           ASSET ALLOCATION 60   ASSET ALLOCATION 80      MID CAP VALUE        SMALL COMPANY
                                                DIVISION              DIVISION              DIVISION             DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,131,421,273  $      1,533,821,667  $        171,734,118  $          7,285,392
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         3,131,421,273         1,533,821,667           171,734,118             7,285,392
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --                     8                     5
   Due to Metropolitan Life
     Insurance Company..................                     3                     2                     5                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                     2                    13                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      3,131,421,270  $      1,533,821,665  $        171,734,105  $          7,285,386
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,129,803,625  $      1,531,298,719  $        171,012,491  $          7,285,386
   Net assets from Contracts in payout..             1,617,645             2,522,946               721,614                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      3,131,421,270  $      1,533,821,665  $        171,734,105  $          7,285,386
                                          ====================  ====================  ====================  ====================



                                                                 BHFTII BRIGHTHOUSE/
                                                                     WELLINGTON              BHFTII
                                          BHFTII BRIGHTHOUSE/        CORE EQUITY            FRONTIER               BHFTII
                                          WELLINGTON BALANCED       OPPORTUNITIES        MID CAP GROWTH        JENNISON GROWTH
                                               DIVISION               DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        521,756,855  $        471,467,581  $        422,776,435  $        185,385,859
   Due from Metropolitan Life
     Insurance Company..................                    45                    --                     6                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           521,756,900           471,467,581           422,776,441           185,385,859
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                     9                     4                     6
   Due to Metropolitan Life
     Insurance Company..................                    --                    14                    --                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     2                    23                     4                    11
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        521,756,898  $        471,467,558  $        422,776,437  $        185,385,848
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        513,860,340  $        469,163,451  $        421,784,553  $        185,023,380
   Net assets from Contracts in payout..             7,896,558             2,304,107               991,884               362,468
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        521,756,898  $        471,467,558  $        422,776,437  $        185,385,848
                                          ====================  ====================  ====================  ====================




                                                 BHFTII                BHFTII
                                              LOOMIS SAYLES         LOOMIS SAYLES
                                             SMALL CAP CORE       SMALL CAP GROWTH
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        144,075,687  $         54,202,428
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           144,075,687            54,202,428
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                     5
   Due to Metropolitan Life
     Insurance Company..................                    32                     4
                                          --------------------  --------------------
        Total Liabilities...............                    38                     9
                                          --------------------  --------------------

NET ASSETS..............................  $        144,075,649  $         54,202,419
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        143,176,289  $         54,147,911
   Net assets from Contracts in payout..               899,360                54,508
                                          --------------------  --------------------
        Total Net Assets................  $        144,075,649  $         54,202,419
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                             BHFTII METLIFE         BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE
                                          AGGREGATE BOND INDEX    MID CAP STOCK INDEX   MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                                DIVISION               DIVISION              DIVISION              DIVISION
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        974,062,168   $        453,810,250  $        424,811,679  $        297,512,817
   Due from Metropolitan Life
     Insurance Company..................                    --                      7                    --                    22
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................           974,062,168            453,810,257           424,811,679           297,512,839
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     3                      6                     5                     9
   Due to Metropolitan Life
     Insurance Company..................                    18                     --                     4                    --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    21                      6                     9                     9
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $        974,062,147   $        453,810,251  $        424,811,670  $        297,512,830
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        971,492,121   $        452,990,558  $        424,293,975  $        297,118,925
   Net assets from Contracts in payout..             2,570,026                819,693               517,695               393,905
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $        974,062,147   $        453,810,251  $        424,811,670  $        297,512,830
                                          =====================  ====================  ====================  =====================


                                                                                                                   BHFTII
                                             BHFTII METLIFE         BHFTII MFS(R)                             NEUBERGER BERMAN
                                               STOCK INDEX          TOTAL RETURN       BHFTII MFS(R) VALUE         GENESIS
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,669,705,770  $        117,516,288  $        598,234,097  $        255,498,599
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     5                     6
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         2,669,705,770           117,516,288           598,234,102           255,498,605
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     3                     8                     6
   Due to Metropolitan Life
     Insurance Company..................                    42                    70                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    47                    73                     8                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      2,669,705,723  $        117,516,215  $        598,234,094  $        255,498,599
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,634,491,971  $        115,909,946  $        592,693,784  $        254,738,812
   Net assets from Contracts in payout..            35,213,752             1,606,269             5,540,310               759,787
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      2,669,705,723  $        117,516,215  $        598,234,094  $        255,498,599
                                          ====================  ====================  ====================  ====================


                                                 BHFTII                BHFTII
                                              T. ROWE PRICE         T. ROWE PRICE
                                            LARGE CAP GROWTH      SMALL CAP GROWTH
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        539,361,971  $        388,577,929
   Due from Metropolitan Life
     Insurance Company..................                    11                     7
                                          --------------------  --------------------
        Total Assets....................           539,361,982           388,577,936
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     5
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                     5                     5
                                          --------------------  --------------------

NET ASSETS..............................  $        539,361,977  $        388,577,931
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        529,461,033  $        388,101,373
   Net assets from Contracts in payout..             9,900,944               476,558
                                          --------------------  --------------------
        Total Net Assets................  $        539,361,977  $        388,577,931
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                   BHFTII WESTERN
                                                 BHFTII           ASSET MANAGEMENT       BHFTII WESTERN
                                             VAN ECK GLOBAL        STRATEGIC BOND       ASSET MANAGEMENT           BLACKROCK
                                            NATURAL RESOURCES       OPPORTUNITIES        U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                                DIVISION              DIVISION              DIVISION               DIVISION
                                          --------------------  --------------------  --------------------  ----------------------
ASSETS:
   Investments at fair value............  $         24,101,863  $        422,543,764  $        137,000,889   $              88,249
   Due from Metropolitan Life
     Insurance Company..................                    --                     6                    --                      --
                                          --------------------  --------------------  --------------------  ----------------------
        Total Assets....................            24,101,863           422,543,770           137,000,889                  88,249
                                          --------------------  --------------------  --------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                     3                     8                     7                       1
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                     1                      --
                                          --------------------  --------------------  --------------------  ----------------------
        Total Liabilities...............                     4                     8                     8                       1
                                          --------------------  --------------------  --------------------  ----------------------

NET ASSETS..............................  $         24,101,859  $        422,543,762  $        137,000,881   $              88,248
                                          ====================  ====================  ====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         24,101,859  $        421,006,905  $        136,768,202   $              88,248
   Net assets from Contracts in payout..                    --             1,536,857               232,679                      --
                                          --------------------  --------------------  --------------------  ----------------------
        Total Net Assets................  $         24,101,859  $        422,543,762  $        137,000,881   $              88,248
                                          ====================  ====================  ====================  ======================




                                               CALVERT VP            CALVERT VP            DELAWARE VIP          FIDELITY(R) VIP
                                              SRI BALANCED           SRI MID CAP          SMALL CAP VALUE          CONTRAFUND
                                                DIVISION              DIVISION               DIVISION               DIVISION
                                          --------------------  ---------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         44,653,284  $           7,168,515  $               7,334  $            603,131
   Due from Metropolitan Life
     Insurance Company..................                    --                     --                     --                     1
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Assets....................            44,653,284              7,168,515                  7,334               603,132
                                          --------------------  ---------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     --                     --                     1
   Due to Metropolitan Life
     Insurance Company..................                    --                      1                      1                    --
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Liabilities...............                     1                      1                      1                     1
                                          --------------------  ---------------------  ---------------------  --------------------

NET ASSETS..............................  $         44,653,283  $           7,168,514  $               7,333  $            603,131
                                          ====================  =====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         44,653,283  $           7,168,514  $               7,333  $            603,131
   Net assets from Contracts in payout..                    --                     --                     --                    --
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Net Assets................  $         44,653,283  $           7,168,514  $               7,333  $            603,131
                                          ====================  =====================  =====================  ====================




                                             FIDELITY(R) VIP        FIDELITY(R) VIP
                                              EQUITY-INCOME          FREEDOM 2020
                                                DIVISION               DIVISION
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         63,735,710  $           1,037,993
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................            63,735,710              1,037,993
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     2                      1
   Due to Metropolitan Life
     Insurance Company..................                     1                      1
                                          --------------------  ---------------------
        Total Liabilities...............                     3                      2
                                          --------------------  ---------------------

NET ASSETS..............................  $         63,735,707  $           1,037,991
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         62,825,788  $           1,037,991
   Net assets from Contracts in payout..               909,919                     --
                                          --------------------  ---------------------
        Total Net Assets................  $         63,735,707  $           1,037,991
                                          ====================  =====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                             FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                              FREEDOM 2025          FREEDOM 2030          FREEDOM 2035          FREEDOM 2040
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,132,048  $          2,953,025  $            105,595  $            498,780
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             1,132,048             2,953,025               105,595               498,780
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                     1                     2                     1
   Due to Metropolitan Life
     Insurance Company..................                     3                     2                     2                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                     3                     4                     3
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          1,132,045  $          2,953,022  $            105,591  $            498,777
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,132,045  $          2,953,022  $            105,591  $            498,777
   Net assets from Contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          1,132,045  $          2,953,022  $            105,591  $            498,777
                                          ====================  ====================  ====================  ====================



                                             FIDELITY(R) VIP         FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP
                                              FREEDOM 2045            FREEDOM 2050         FUNDSMANAGER 50%       FUNDSMANAGER 60%
                                                DIVISION                DIVISION               DIVISION               DIVISION
                                          ---------------------  ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $             124,902  $             362,111  $         258,652,350  $         229,662,249
   Due from Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets....................                124,902                362,111            258,652,350            229,662,249
                                          ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     --                     --                     --                     --
   Due to Metropolitan Life
     Insurance Company..................                      2                      2                     --                      1
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities...............                      2                      2                     --                      1
                                          ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $             124,900  $             362,109  $         258,652,350  $         229,662,248
                                          =====================  =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             124,900  $             362,109  $         258,652,350  $         229,662,248
   Net assets from Contracts in payout..                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Net Assets................  $             124,900  $             362,109  $         258,652,350  $         229,662,248
                                          =====================  =====================  =====================  =====================


                                              FIDELITY(R) VIP
                                             GOVERNMENT MONEY
                                                  MARKET         FIDELITY(R) VIP GROWTH
                                                 DIVISION               DIVISION
                                          ---------------------  ----------------------
ASSETS:
   Investments at fair value............  $           5,355,641  $          87,558,491
   Due from Metropolitan Life
     Insurance Company..................                     --                     --
                                          ---------------------  ----------------------
        Total Assets....................              5,355,641             87,558,491
                                          ---------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                     --                     --
   Due to Metropolitan Life
     Insurance Company..................                     --                      1
                                          ---------------------  ----------------------
        Total Liabilities...............                     --                      1
                                          ---------------------  ----------------------

NET ASSETS..............................  $           5,355,641  $          87,558,490
                                          =====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           5,355,641  $          87,558,490
   Net assets from Contracts in payout..                     --                     --
                                          ---------------------  ----------------------
        Total Net Assets................  $           5,355,641  $          87,558,490
                                          =====================  ======================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                             FIDELITY(R) VIP                            FTVIPT TEMPLETON
                                            INVESTMENT GRADE       FIDELITY(R) VIP         DEVELOPING         FTVIPT TEMPLETON
                                                  BOND                 MID CAP             MARKETS VIP           FOREIGN VIP
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          8,809,328  $            418,140  $            135,271  $                610
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             8,809,328               418,140               135,271                   610
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --                    --                     1
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          8,809,328  $            418,140  $            135,271  $                609
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,809,328  $            418,140  $            135,271  $                609
   Net assets from Contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          8,809,328  $            418,140  $            135,271  $                609
                                          ====================  ====================  ====================  ====================


                                                                                             LMPVET                LMPVET
                                              IVY VIP ASSET        JANUS HENDERSON    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                STRATEGY             ENTERPRISE           APPRECIATION        DIVIDEND STRATEGY
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              2,018  $            105,151  $             42,700  $             64,392
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 2,018               105,151                42,700                64,392
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     1                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              2,017  $            105,150  $             42,700  $             64,392
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              2,017  $            105,150  $             42,700  $             64,392
   Net assets from Contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              2,017  $            105,150  $             42,700  $             64,392
                                          ====================  ====================  ====================  ====================


                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH      SMALL CAP GROWTH
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            489,482  $             15,048
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................               489,482                15,048
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     1
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                     1                     2
                                          --------------------  --------------------

NET ASSETS..............................  $            489,481  $             15,046
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            489,481  $             15,046
   Net assets from Contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $            489,481  $             15,046
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018


                                                                                        OPPENHEIMER GLOBAL          PIMCO VIT
                                             LMPVIT WESTERN      MORGAN STANLEY VIF     MULTI-ALTERNATIVES   COMMODITYREALRETURN(R)
                                             ASSET CORE PLUS    GLOBAL INFRASTRUCTURE         FUND/VA               STRATEGY
                                                DIVISION              DIVISION               DIVISION               DIVISION
                                          --------------------  ---------------------  --------------------  ----------------------
ASSETS:
   Investments at fair value............  $             83,068  $             62,114   $             14,988   $             35,712
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                     --
                                          --------------------  ---------------------  --------------------  ----------------------
        Total Assets....................                83,068                62,114                 14,988                 35,712
                                          --------------------  ---------------------  --------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                    --                    --                     --                      3
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     --                     --
                                          --------------------  ---------------------  --------------------  ----------------------
        Total Liabilities...............                    --                    --                     --                      3
                                          --------------------  ---------------------  --------------------  ----------------------

NET ASSETS..............................  $             83,068  $             62,114   $             14,988   $             35,709
                                          ====================  =====================  ====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             83,068  $             62,114   $             14,988   $             35,709
   Net assets from Contracts in payout..                    --                    --                     --                     --
                                          --------------------  ---------------------  --------------------  ----------------------
        Total Net Assets................  $             83,068  $             62,114   $             14,988   $             35,709
                                          ====================  =====================  ====================  ======================

                                                                      PIMCO VIT         TAP 1919 VARIABLE
                                                PIMCO VIT         EMERGING MARKETS     SOCIALLY RESPONSIVE
                                              DYNAMIC BOND              BOND                BALANCED
                                                DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             85,044  $             62,181  $             26,671
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     1
                                          --------------------  --------------------  --------------------
        Total Assets....................                85,044                62,181                26,672
                                          --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     1                     1
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                    --
                                          --------------------  --------------------  --------------------
        Total Liabilities...............                     2                     1                     1
                                          --------------------  --------------------  --------------------

NET ASSETS..............................  $             85,042  $             62,180  $             26,671
                                          ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             85,042  $             62,180  $             26,671
   Net assets from Contracts in payout..                    --                    --                    --
                                          --------------------  --------------------  --------------------
        Total Net Assets................  $             85,042  $             62,180  $             26,671
                                          ====================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                             AMERICAN FUNDS(R)
                                                 AMERICAN FUNDS(R)     AMERICAN FUNDS(R)       GLOBAL SMALL
                                                       BOND              GLOBAL GROWTH        CAPITALIZATION
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,897,998  $              1,946  $            380,269
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,038,340                 2,600             5,912,751
      Administrative charges.................               175,329                   324               929,516
                                               --------------------  --------------------  --------------------
         Total expenses......................             1,213,669                 2,924             6,842,267
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               684,329                 (978)           (6,461,998)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               115,391                21,488            21,448,293
      Realized gains (losses) on sale of
         investments.........................             (910,035)                20,696            11,944,018
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             (794,644)                42,184            33,392,311
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (1,887,366)              (65,677)          (77,795,335)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (2,682,010)              (23,493)          (44,403,024)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (1,997,681)  $           (24,471)  $       (50,865,022)
                                               ====================  ====================  ====================



                                                AMERICAN FUNDS(R)      AMERICAN FUNDS(R)     BHFTI AB GLOBAL
                                                     GROWTH              GROWTH-INCOME     DYNAMIC ALLOCATION
                                                    DIVISION               DIVISION             DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          4,427,211  $         11,044,694  $         25,059,637
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            13,203,843            10,281,794            15,005,102
      Administrative charges.................             1,919,073             1,559,815             3,796,658
                                               --------------------  --------------------  --------------------
         Total expenses......................            15,122,916            11,841,609            18,801,760
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......          (10,695,705)             (796,915)             6,257,877
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............           105,999,586            56,417,446             6,078,823
      Realized gains (losses) on sale of
         investments.........................            44,143,407            31,254,710            29,065,753
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......           150,142,993            87,672,156            35,144,576
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................         (143,530,513)         (103,808,158)         (164,320,962)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             6,612,480          (16,136,002)         (129,176,386)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (4,083,225)  $       (16,932,917)  $      (122,918,509)
                                               ====================  ====================  ====================

                                                   BHFTI ALLIANZ
                                                 GLOBAL INVESTORS       BHFTI AMERICAN        BHFTI AMERICAN
                                                DYNAMIC MULTI-ASSET    FUNDS(R) BALANCED      FUNDS(R) GROWTH
                                                       PLUS               ALLOCATION            ALLOCATION
                                                   DIVISION (a)            DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,610,216  $         12,731,814  $          5,608,871
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               259,275             8,782,762             4,757,494
      Administrative charges.................                64,831             2,118,208             1,103,904
                                               --------------------  --------------------  --------------------
         Total expenses......................               324,106            10,900,970             5,861,398
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             1,286,110             1,830,844             (252,527)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             3,951,737            46,348,270            26,839,412
      Realized gains (losses) on sale of
         investments.........................             1,852,431            11,789,111             9,030,816
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             5,804,168            58,137,381            35,870,228
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (9,038,924)         (103,970,096)          (65,152,673)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (3,234,756)          (45,832,715)          (29,282,445)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (1,948,646)  $       (44,001,871)  $       (29,534,972)
                                               ====================  ====================  ====================



                                                  BHFTI AMERICAN
                                                  FUNDS(R) GROWTH
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,481,450
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             3,901,711
      Administrative charges.................               946,937
                                               --------------------
         Total expenses......................             4,848,648
                                               --------------------
           Net investment income (loss)......           (3,367,198)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            53,080,051
      Realized gains (losses) on sale of
         investments.........................            15,832,959
                                               --------------------
           Net realized gains (losses).......            68,913,010
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................          (65,213,137)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             3,699,873
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            332,675
                                               ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                  BHFTI AMERICAN                              BHFTI BLACKROCK
                                                 FUNDS(R) MODERATE    BHFTI AQR GLOBAL        GLOBAL TACTICAL
                                                    ALLOCATION          RISK BALANCED           STRATEGIES
                                                     DIVISION             DIVISION               DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         15,195,384  $          4,349,308  $         26,903,010
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             8,982,108            11,303,512            18,825,556
      Administrative charges.................             2,162,176             2,851,197             4,757,100
                                               --------------------  --------------------  --------------------
         Total expenses......................            11,144,284            14,154,709            23,582,656
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             4,051,100           (9,805,401)             3,320,354
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            42,409,200           105,253,250           134,693,215
      Realized gains (losses) on sale of
         investments.........................             8,592,650          (32,965,523)             5,058,214
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            51,001,850            72,287,727           139,751,429
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (93,170,445)         (147,999,159)         (298,288,753)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (42,168,595)          (75,711,432)         (158,537,324)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (38,117,495)  $       (85,516,833)  $      (155,216,970)
                                               ====================  ====================  ====================


                                                  BHFTI BLACKROCK      BHFTI BRIGHTHOUSE    BHFTI BRIGHTHOUSE
                                                    HIGH YIELD       ASSET ALLOCATION 100     BALANCED PLUS
                                                     DIVISION              DIVISION             DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             20,351  $          2,694,056  $         61,254,948
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 4,405             2,426,769            36,739,082
      Administrative charges.................                   898               570,478             9,235,220
                                               --------------------  --------------------  --------------------
         Total expenses......................                 5,303             2,997,247            45,974,302
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                15,048             (303,191)            15,280,646
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --             8,660,608           314,712,923
      Realized gains (losses) on sale of
         investments.........................                   300             4,057,224            15,505,128
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                   300            12,717,832           330,218,051
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              (31,733)          (37,541,071)         (656,965,469)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (31,433)          (24,823,239)         (326,747,418)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (16,385)  $       (25,126,430)  $      (311,466,772)
                                               ====================  ====================  ====================

                                                                      BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/
                                                 BHFTI BRIGHTHOUSE     ABERDEEN EMERGING          ARTISAN
                                                  SMALL CAP VALUE       MARKETS EQUITY         INTERNATIONAL
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            195,036  $          1,368,929  $                 28
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               171,822               531,226                    24
      Administrative charges.................                46,940               132,236                     4
                                               --------------------  --------------------  --------------------
         Total expenses......................               218,762               663,462                    28
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (23,726)               705,467                    --
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             1,025,620                    --                    --
      Realized gains (losses) on sale of
         investments.........................               264,126               632,886                   108
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             1,289,746               632,886                   108
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (4,153,340)           (9,802,919)                 (357)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (2,863,594)           (9,170,033)                 (249)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (2,887,320)  $        (8,464,566)  $              (249)
                                               ====================  ====================  ====================

                                                BHFTI BRIGHTHOUSE/
                                                    EATON VANCE
                                                   FLOATING RATE
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,051,573
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               346,539
      Administrative charges.................                74,923
                                               --------------------
         Total expenses......................               421,462
                                               --------------------
           Net investment income (loss)......               630,111
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................              (19,836)
                                               --------------------
           Net realized gains (losses).......              (19,836)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             (971,344)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             (991,180)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          (361,069)
                                               ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                BHFTI BRIGHTHOUSE/                          BHFTI BRIGHTHOUSE/
                                                     FRANKLIN         BHFTI BRIGHTHOUSE/        WELLINGTON
                                                   LOW DURATION            TEMPLETON             LARGE CAP
                                                   TOTAL RETURN       INTERNATIONAL BOND         RESEARCH
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,420,455  $                 --  $          7,467,739
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               827,961                69,528             7,197,359
      Administrative charges.................               190,567                17,241               290,895
                                               --------------------  --------------------  --------------------
         Total expenses......................             1,018,528                86,769             7,488,254
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               401,927              (86,769)              (20,515)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --            85,964,366
      Realized gains (losses) on sale of
         investments.........................             (592,907)             (186,380)            23,996,409
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             (592,907)             (186,380)           109,960,775
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (483,201)               259,364         (156,055,251)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (1,076,108)                72,984          (46,094,476)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          (674,181)  $           (13,785)  $       (46,114,991)
                                               ====================  ====================  ====================

                                                                                              BHFTI FIDELITY
                                                                                            INSTITUTIONAL ASSET
                                                   BHFTI CLARION       BHFTI CLEARBRIDGE       MANAGEMENT(R)
                                                GLOBAL REAL ESTATE     AGGRESSIVE GROWTH     GOVERNMENT INCOME
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         11,799,896  $          3,309,331  $         11,679,894
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,082,790             5,671,040             4,260,489
      Administrative charges.................               419,328             1,184,547             1,053,525
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,502,118             6,855,587             5,314,014
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             9,297,778           (3,546,256)             6,365,880
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --            25,545,886                    --
      Realized gains (losses) on sale of
         investments.........................           (2,633,527)            32,834,205           (3,867,446)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......           (2,633,527)            58,380,091           (3,867,446)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (26,591,436)          (89,558,096)           (9,374,429)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (29,224,963)          (31,178,005)          (13,241,875)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (19,927,185)  $       (34,724,261)  $        (6,875,995)
                                               ====================  ====================  ====================


                                                   BHFTI HARRIS          BHFTI INVESCO
                                                      OAKMARK            BALANCED-RISK         BHFTI INVESCO
                                                   INTERNATIONAL          ALLOCATION             COMSTOCK
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          8,531,171  $          6,075,923  $                390
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,160,072             5,218,524                   555
      Administrative charges.................             1,072,465             1,302,228                   131
                                               --------------------  --------------------  --------------------
         Total expenses......................             6,232,537             6,520,752                   686
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             2,298,634             (444,829)                 (296)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            20,509,801            40,780,773                 4,671
      Realized gains (losses) on sale of
         investments.........................             4,359,615           (4,624,062)                   148
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            24,869,416            36,156,711                 4,819
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................         (158,849,111)          (75,432,041)              (12,421)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................         (133,979,695)          (39,275,330)               (7,602)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $      (131,681,061)  $       (39,720,159)  $            (7,898)
                                               ====================  ====================  ====================



                                                   BHFTI INVESCO
                                                 SMALL CAP GROWTH
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               607,350
      Administrative charges.................               117,314
                                               --------------------
         Total expenses......................               724,664
                                               --------------------
           Net investment income (loss)......             (724,664)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             7,579,319
      Realized gains (losses) on sale of
         investments.........................               206,731
                                               --------------------
           Net realized gains (losses).......             7,786,050
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................          (12,142,503)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (4,356,453)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (5,081,117)
                                               ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                            BHFTI
                                                 BHFTI JPMORGAN        JPMORGAN GLOBAL       BHFTI JPMORGAN      BHFTI LOOMIS SAYLES
                                                    CORE BOND         ACTIVE ALLOCATION      SMALL CAP VALUE       GLOBAL MARKETS
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,443,287  $         13,907,309  $            242,643  $          2,154,031
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               956,906             8,582,780               230,002             1,207,782
      Administrative charges................               224,967             2,158,309                56,493               266,548
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,181,873            10,741,089               286,495             1,474,330
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             1,261,414             3,166,220              (43,852)               679,701
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            46,725,615             1,331,671             7,418,735
      Realized gains (losses) on sale of
        investments.........................             (836,959)             3,686,566               688,041             5,483,249
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (836,959)            50,412,181             2,019,712            12,901,984
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,837,782)         (126,399,614)           (4,894,564)          (20,116,179)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (2,674,741)          (75,987,433)           (2,874,852)           (7,214,195)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (1,413,327)  $       (72,821,213)  $        (2,918,704)  $        (6,534,494)
                                              ====================  ====================  ====================  ====================

                                                  BHFTI METLIFE         BHFTI MFS(R)              BHFTI
                                                   MULTI-INDEX            RESEARCH           MORGAN STANLEY       BHFTI OPPENHEIMER
                                                  TARGETED RISK         INTERNATIONAL        MID CAP GROWTH         GLOBAL EQUITY
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         15,900,693  $          3,746,048  $                 --  $          2,981,521
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             9,072,983             1,911,169             4,403,639             2,978,210
      Administrative charges................             2,289,134               370,200               244,699               400,760
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            11,362,117             2,281,369             4,648,338             3,378,970
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             4,538,576             1,464,679           (4,648,338)             (397,449)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            58,839,570                    --            68,606,666            25,485,282
      Realized gains (losses) on sale of
        investments.........................             5,337,209             2,813,023            24,757,574            11,842,013
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            64,176,779             2,813,023            93,364,240            37,327,295
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (145,430,446)          (31,784,610)          (56,133,261)          (73,719,904)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (81,253,667)          (28,971,587)            37,230,979          (36,392,609)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (76,715,091)  $       (27,506,908)  $         32,582,641  $       (36,790,058)
                                              ====================  ====================  ====================  ====================

                                                      BHFTI                 BHFTI
                                                 PANAGORA GLOBAL       PIMCO INFLATION
                                                DIVERSIFIED RISK       PROTECTED BOND
                                                    DIVISION              DIVISION
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $         6,296,408
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               862,456            4,043,561
      Administrative charges................               215,435              923,567
                                              --------------------  -------------------
        Total expenses......................             1,077,891            4,967,128
                                              --------------------  -------------------
           Net investment income (loss).....           (1,077,891)            1,329,280
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             6,381,941                   --
      Realized gains (losses) on sale of
        investments.........................               146,917          (9,388,897)
                                              --------------------  -------------------
           Net realized gains (losses)......             6,528,858          (9,388,897)
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (13,167,717)          (6,574,439)
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (6,638,859)         (15,963,336)
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (7,716,750)  $      (14,634,056)
                                              ====================  ===================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                        BHFTI
                                                   BHFTI PIMCO         BHFTI SCHRODERS       BHFTI SCHRODERS         SSGA GROWTH
                                                  TOTAL RETURN       GLOBAL MULTI-ASSET   GLOBAL MULTI-ASSET II    AND INCOME ETF
                                                    DIVISION              DIVISION            DIVISION (a)            DIVISION
                                              --------------------  --------------------  ---------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         11,680,938  $         12,723,835  $         6,969,912    $        18,559,516
                                              --------------------  --------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             8,724,629             7,641,230            1,326,061              7,983,562
      Administrative charges................             1,911,204             1,923,936              332,989              1,981,266
                                              --------------------  --------------------  ---------------------  -------------------
        Total expenses......................            10,635,833             9,565,166            1,659,050              9,964,828
                                              --------------------  --------------------  ---------------------  -------------------
           Net investment income (loss).....             1,045,105             3,158,669            5,310,862              8,594,688
                                              --------------------  --------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            42,752,085           54,403,161             35,417,526
      Realized gains (losses) on sale of
        investments.........................           (8,796,586)             3,151,953         (17,749,212)             12,012,881
                                              --------------------  --------------------  ---------------------  -------------------
           Net realized gains (losses)......           (8,796,586)            45,904,038           36,653,949             47,430,407
                                              --------------------  --------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           (6,466,381)         (128,644,774)         (59,788,846)          (113,441,953)
                                              --------------------  --------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (15,262,967)          (82,740,736)         (23,134,897)           (66,011,546)
                                              --------------------  --------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (14,217,862)  $       (79,582,067)  $      (17,824,035)    $      (57,416,858)
                                              ====================  ====================  =====================  ===================


                                                      BHFTI         BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE     BHFTI TCW CORE
                                                 SSGA GROWTH ETF      LARGE CAP VALUE       MID CAP GROWTH         FIXED INCOME
                                                    DIVISION             DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,980,722  $             9,284   $                --  $              5,782
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,490,155                5,018             5,229,632                 2,759
      Administrative charges................               351,656                  973             1,030,405                   417
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................             1,841,811                5,991             6,260,037                 3,176
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....             1,138,911                3,293           (6,260,037)                 2,606
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             8,398,459               49,647            69,699,811                    --
      Realized gains (losses) on sale of
        investments.........................             2,117,700              (1,687)             9,790,001                 (511)
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......            10,516,159               47,960            79,489,812                 (511)
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (25,633,736)             (98,805)          (85,021,781)               (5,232)
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (15,117,577)             (50,845)           (5,531,969)               (5,743)
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (13,978,666)  $          (47,552)   $      (11,792,006)  $            (3,137)
                                              ====================  ====================  ===================  ====================

                                                  BHFTI VICTORY          BHFTI WELLS
                                                    SYCAMORE         CAPITAL MANAGEMENT
                                                  MID CAP VALUE         MID CAP VALUE
                                                    DIVISION              DIVISION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,522,800  $              3,263
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             4,285,344                 3,647
      Administrative charges................               699,444                   752
                                              --------------------  --------------------
        Total expenses......................             4,984,788                 4,399
                                              --------------------  --------------------
           Net investment income (loss).....           (2,461,988)               (1,136)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            69,887,009                29,154
      Realized gains (losses) on sale of
        investments.........................             4,916,726                 (995)
                                              --------------------  --------------------
           Net realized gains (losses)......            74,803,735                28,159
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (112,705,634)              (76,605)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (37,901,899)              (48,446)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (40,363,887)  $           (49,582)
                                              ====================  ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                      BHFTII
                                                  BAILLIE GIFFORD      BHFTII BLACKROCK      BHFTII BLACKROCK
                                                INTERNATIONAL STOCK       BOND INCOME      CAPITAL APPRECIATION
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,364,914  $         13,823,630  $              19,540
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,460,817             4,585,925              2,026,933
      Administrative charges.................               151,975               807,665                464,094
                                               --------------------  --------------------  ---------------------
         Total expenses......................             1,612,792             5,393,590              2,491,027
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             (247,878)             8,430,040            (2,471,487)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --             26,458,870
      Realized gains (losses) on sale of
         investments.........................             2,678,723           (3,300,348)             12,429,188
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......             2,678,723           (3,300,348)             38,888,058
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................          (26,191,316)          (13,666,818)           (32,921,031)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (23,512,593)          (16,967,166)              5,967,027
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (23,760,471)  $        (8,537,126)  $           3,495,540
                                               ====================  ====================  =====================


                                                 BHFTII BLACKROCK
                                                    ULTRA-SHORT       BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE
                                                     TERM BOND        ASSET ALLOCATION 20    ASSET ALLOCATION 40
                                                     DIVISION              DIVISION               DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            404,209  $           8,139,991  $         21,319,732
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               550,873              3,893,818            10,980,373
      Administrative charges.................               131,429                879,382             2,533,703
                                               --------------------  ---------------------  --------------------
         Total expenses......................               682,302              4,773,200            13,514,076
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             (278,093)              3,366,791             7,805,656
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 3,050              4,763,575            32,035,971
      Realized gains (losses) on sale of
         investments.........................               165,594            (1,966,005)             7,493,466
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......               168,644              2,797,570            39,529,437
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               241,176           (20,365,598)         (104,154,220)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               409,820           (17,568,028)          (64,624,783)
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            131,727  $        (14,201,237)  $       (56,819,127)
                                               ====================  =====================  ====================


                                                                                             BHFTII BRIGHTHOUSE/
                                                BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE          ARTISAN
                                                ASSET ALLOCATION 60    ASSET ALLOCATION 80      MID CAP VALUE
                                                     DIVISION               DIVISION              DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         60,332,513  $          24,241,432  $          1,022,663
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            37,235,380             18,637,160             2,288,231
      Administrative charges.................             8,728,513              4,203,624               357,691
                                               --------------------  ---------------------  --------------------
         Total expenses......................            45,963,893             22,840,784             2,645,922
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......            14,368,620              1,400,648           (1,623,259)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............           139,444,021             81,339,127            11,433,260
      Realized gains (losses) on sale of
         investments.........................            61,238,566             44,640,730             4,133,217
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......           200,682,587            125,979,857            15,566,477
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................         (462,497,546)          (282,546,629)          (42,659,193)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................         (261,814,959)          (156,566,772)          (27,092,716)
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $      (247,446,339)  $       (155,166,124)  $       (28,715,975)
                                               ====================  =====================  ====================

                                                BHFTII BRIGHTHOUSE/
                                                    DIMENSIONAL
                                                   INTERNATIONAL
                                                   SMALL COMPANY
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $            224,290
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                91,329
      Administrative charges.................                22,211
                                               --------------------
         Total expenses......................               113,540
                                               --------------------
           Net investment income (loss)......               110,750
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               631,312
      Realized gains (losses) on sale of
         investments.........................                11,158
                                               --------------------
           Net realized gains (losses).......               642,470
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................           (2,740,019)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (2,097,549)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (1,986,799)
                                               ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                     BHFTII BRIGHTHOUSE/
                                                                         WELLINGTON              BHFTII
                                               BHFTII BRIGHTHOUSE/       CORE EQUITY            FRONTIER               BHFTII
                                               WELLINGTON BALANCED      OPPORTUNITIES        MID CAP GROWTH        JENNISON GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         10,123,096  $          8,544,974  $                 --  $            357,743
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,196,435             5,657,783             5,912,045             2,256,482
      Administrative charges................               206,355             1,145,195               214,752               428,183
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             7,402,790             6,802,978             6,126,797             2,684,665
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             2,720,306             1,741,996           (6,126,797)           (2,326,922)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            44,058,872            29,218,459            55,190,660            31,762,526
      Realized gains (losses) on sale of
        investments.........................             8,648,197             7,929,869            17,565,872             8,123,213
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            52,707,069            37,148,328            72,756,532            39,885,739
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (82,402,849)          (43,246,876)          (95,558,241)          (38,210,053)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (29,695,780)           (6,098,548)          (22,801,709)             1,675,686
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (26,975,474)  $        (4,356,552)  $       (28,928,506)  $          (651,236)
                                              ====================  ====================  ====================  ====================


                                                     BHFTII                BHFTII
                                                  LOOMIS SAYLES         LOOMIS SAYLES        BHFTII METLIFE        BHFTII METLIFE
                                                 SMALL CAP CORE       SMALL CAP GROWTH    AGGREGATE BOND INDEX   MID CAP STOCK INDEX
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             10,636  $                 --  $         30,232,637  $          5,990,932
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,856,891               648,743            11,117,180             5,848,163
      Administrative charges................               361,009                98,823             2,286,514             1,004,479
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             2,217,900               747,566            13,403,694             6,852,642
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (2,207,264)             (747,566)            16,828,943             (861,710)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            18,719,075             8,153,720                    --            45,749,833
      Realized gains (losses) on sale of
        investments.........................             4,310,058             1,906,742           (7,777,871)            20,172,325
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            23,029,133            10,060,462           (7,777,871)            65,922,158
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (40,023,872)          (10,074,579)          (29,059,862)         (127,738,599)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (16,994,739)              (14,117)          (36,837,733)          (61,816,441)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (19,202,003)  $          (761,683)  $       (20,008,790)  $       (62,678,151)
                                              ====================  ====================  ====================  ====================



                                                 BHFTII METLIFE        BHFTII METLIFE
                                               MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                                    DIVISION              DIVISION
                                              --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................  $         13,870,863  $          3,539,501
                                              --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,194,074             3,910,582
      Administrative charges................               971,045               604,639
                                              --------------------  ---------------------
        Total expenses......................             6,165,119             4,515,221
                                              --------------------  ---------------------
           Net investment income (loss).....             7,705,744             (975,720)
                                              --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            24,768,365
      Realized gains (losses) on sale of
        investments.........................             7,834,520            17,391,398
                                              --------------------  ---------------------
           Net realized gains (losses)......             7,834,520            42,159,763
                                              --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................          (91,215,920)          (79,691,483)
                                              --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (83,381,400)          (37,531,720)
                                              --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (75,675,656)  $       (38,507,440)
                                              ====================  =====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                                BHFTII METLIFE        BHFTII MFS(R)                                 BHFTII
                                                  STOCK INDEX         TOTAL RETURN       BHFTII MFS(R) VALUE    MFS(R) VALUE II
                                                   DIVISION             DIVISION              DIVISION           DIVISION (a)
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        52,787,977  $         2,913,144  $          9,380,098  $          6,973,423
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................           34,680,590            1,376,234             6,824,376               842,231
      Administrative charges................            3,741,683              261,210             1,234,524               180,071
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................           38,422,273            1,637,444             8,058,900             1,022,302
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....           14,365,704            1,275,700             1,321,198             5,951,121
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........          175,963,031            8,310,102            45,179,567            64,459,752
      Realized gains (losses) on sale of
        investments.........................          159,402,430            2,627,471             4,099,761          (90,349,599)
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......          335,365,461           10,937,573            49,279,328          (25,889,847)
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................        (502,073,849)         (21,195,730)         (119,754,398)            11,408,552
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................        (166,708,388)         (10,258,157)          (70,475,070)          (14,481,295)
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $     (152,342,684)  $       (8,982,457)  $       (69,153,872)  $        (8,530,174)
                                              ===================  ===================  ====================  ====================


                                                     BHFTII                BHFTII                BHFTII                BHFTII
                                                NEUBERGER BERMAN        T. ROWE PRICE         T. ROWE PRICE        VAN ECK GLOBAL
                                                     GENESIS          LARGE CAP GROWTH      SMALL CAP GROWTH      NATURAL RESOURCES
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            685,109  $          1,676,195  $            246,630  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             3,390,326             6,671,252             5,117,506               315,557
      Administrative charges................               431,998             1,105,944               646,726                79,491
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             3,822,324             7,777,196             5,764,232               395,048
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (3,137,215)           (6,101,001)           (5,517,602)             (395,048)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            37,383,306           112,132,999            39,470,791                    --
      Realized gains (losses) on sale of
        investments.........................            12,514,947            18,514,457            18,147,485             (761,463)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            49,898,253           130,647,456            57,618,276             (761,463)
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (67,400,301)         (133,824,761)          (82,396,321)           (8,618,297)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (17,502,048)           (3,177,305)          (24,778,045)           (9,379,760)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (20,639,263)  $        (9,278,306)  $       (30,295,647)  $        (9,774,808)
                                              ====================  ====================  ====================  ====================

                                                  BHFTII WESTERN
                                                 ASSET MANAGEMENT      BHFTII WESTERN
                                                  STRATEGIC BOND      ASSET MANAGEMENT
                                                   OPPORTUNITIES       U.S. GOVERNMENT
                                                     DIVISION             DIVISION
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         24,687,387  $         3,138,354
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,036,684            1,564,485
      Administrative charges................               986,114              325,739
                                              --------------------  -------------------
        Total expenses......................             6,022,798            1,890,224
                                              --------------------  -------------------
           Net investment income (loss).....            18,664,589            1,248,130
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                   --
      Realized gains (losses) on sale of
        investments.........................             1,364,969          (1,552,551)
                                              --------------------  -------------------
           Net realized gains (losses)......             1,364,969          (1,552,551)
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (45,377,042)            (754,838)
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (44,012,073)          (2,307,389)
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (25,347,484)  $       (1,059,259)
                                              ====================  ===================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                    BLACKROCK             CALVERT VP              CALVERT VP
                                             GLOBAL ALLOCATION V.I.      SRI BALANCED             SRI MID CAP
                                                    DIVISION               DIVISION                DIVISION
                                             ----------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $                 827   $             868,500  $              43,714
                                             ----------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  1,191                 545,862                 79,924
      Administrative charges...............                    252                  38,412                     --
                                             ----------------------  ---------------------  ---------------------
         Total expenses....................                  1,443                 584,274                 79,924
                                             ----------------------  ---------------------  ---------------------
           Net investment income (loss)....                  (616)                 284,226               (36,210)
                                             ----------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  4,184               4,494,379                819,422
      Realized gains (losses) on sale of
         investments.......................                (1,488)                 839,022                141,903
                                             ----------------------  ---------------------  ---------------------
           Net realized gains (losses).....                  2,696               5,333,401                961,325
                                             ----------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................               (12,549)             (7,323,486)            (1,285,025)
                                             ----------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                (9,853)             (1,990,085)              (323,700)
                                             ----------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (10,469)   $         (1,705,859)  $           (359,910)
                                             ======================  =====================  =====================

                                                 DELAWARE VIP          FIDELITY(R) VIP        FIDELITY(R) VIP
                                                SMALL CAP VALUE          CONTRAFUND            EQUITY-INCOME
                                                   DIVISION               DIVISION               DIVISION
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $                  71  $               3,157  $           1,616,553
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                     93                  6,253                700,036
      Administrative charges...............                     11                    765                 51,496
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                    104                  7,018                751,532
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                   (33)                (3,861)                865,021
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    603                 70,904              3,471,431
      Realized gains (losses) on sale of
         investments.......................                  1,941                 20,327                370,408
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                  2,544                 91,231              3,841,839
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                (4,457)              (129,154)           (11,245,135)
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                (1,913)               (37,923)            (7,403,296)
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             (1,946)  $            (41,784)  $         (6,538,275)
                                             =====================  =====================  =====================

                                                 FIDELITY(R) VIP         FIDELITY(R) VIP        FIDELITY(R) VIP
                                                  FREEDOM 2020            FREEDOM 2025           FREEDOM 2030
                                                    DIVISION                DIVISION               DIVISION
                                             ----------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $               14,122  $              13,126  $              36,868
                                             ----------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                   9,259                  8,164                 24,946
      Administrative charges...............                   1,098                    842                  3,070
                                             ----------------------  ---------------------  ---------------------
         Total expenses....................                  10,357                  9,006                 28,016
                                             ----------------------  ---------------------  ---------------------
           Net investment income (loss)....                   3,765                  4,120                  8,852
                                             ----------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  39,596                 16,848                 78,103
      Realized gains (losses) on sale of
         investments.......................                  25,253                 10,761                  6,705
                                             ----------------------  ---------------------  ---------------------
           Net realized gains (losses).....                  64,849                 27,609                 84,808
                                             ----------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................               (144,778)              (116,316)              (378,077)
                                             ----------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                (79,929)               (88,707)              (293,269)
                                             ----------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             (76,164)  $            (84,587)  $           (284,417)
                                             ======================  =====================  =====================

                                                FIDELITY(R) VIP
                                                 FREEDOM 2035
                                                 DIVISION (b)
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $               1,093
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                    417
      Administrative charges...............                     --
                                             ---------------------
         Total expenses....................                    417
                                             ---------------------
           Net investment income (loss)....                    676
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    422
      Realized gains (losses) on sale of
         investments.......................                  1,254
                                             ---------------------
           Net realized gains (losses).....                  1,676
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................               (12,427)
                                             ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................               (10,751)
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (10,075)
                                             =====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                                FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP
                                                 FREEDOM 2040           FREEDOM 2045           FREEDOM 2050
                                                   DIVISION             DIVISION (b)             DIVISION
                                             ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               5,115  $               1,255  $              3,656
                                             ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  4,318                    328                 2,538
      Administrative charges...............                    524                     --                   273
                                             ---------------------  ---------------------  --------------------
         Total expenses....................                  4,842                    328                 2,811
                                             ---------------------  ---------------------  --------------------
           Net investment income (loss)....                    273                    927                   845
                                             ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 11,363                    482                 7,287
      Realized gains (losses) on sale of
         investments.......................                  9,689                    357               (7,378)
                                             ---------------------  ---------------------  --------------------
           Net realized gains (losses).....                 21,052                    839                  (91)
                                             ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................               (78,959)               (15,977)              (50,380)
                                             ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................               (57,907)               (15,138)              (50,471)
                                             ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (57,634)  $            (14,211)  $           (49,626)
                                             =====================  =====================  ====================


                                                                                             FIDELITY(R) VIP
                                                FIDELITY(R) VIP       FIDELITY(R) VIP       GOVERNMENT MONEY
                                               FUNDSMANAGER 50%      FUNDSMANAGER 60%            MARKET
                                                   DIVISION              DIVISION               DIVISION
                                             --------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $          3,992,199  $           3,129,769  $              88,071
                                             --------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................             5,815,442              5,223,826                 51,122
      Administrative charges...............                    --                     --                     --
                                             --------------------  ---------------------  ---------------------
         Total expenses....................             5,815,442              5,223,826                 51,122
                                             --------------------  ---------------------  ---------------------
           Net investment income (loss)....           (1,823,243)            (2,094,057)                 36,949
                                             --------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            22,810,532             32,014,536                     --
      Realized gains (losses) on sale of
         investments.......................             2,690,054              4,236,187                     --
                                             --------------------  ---------------------  ---------------------
           Net realized gains (losses).....            25,500,586             36,250,723                     --
                                             --------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................          (43,710,159)           (55,081,469)                     --
                                             --------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................          (18,209,573)           (18,830,746)                     --
                                             --------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $       (20,032,816)  $        (20,924,803)  $              36,949
                                             ====================  =====================  =====================


                                                                        FIDELITY(R) VIP
                                                                       INVESTMENT GRADE        FIDELITY(R) VIP
                                             FIDELITY(R) VIP GROWTH          BOND                  MID CAP
                                                    DIVISION               DIVISION               DIVISION
                                             ----------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................   $            241,662   $            225,729  $               2,237
                                             ----------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                961,889                 89,427                  4,983
      Administrative charges...............                     --                     --                    622
                                             ----------------------  --------------------  ---------------------
         Total expenses....................                961,889                 89,427                  5,605
                                             ----------------------  --------------------  ---------------------
           Net investment income (loss)....              (720,227)                136,302                (3,368)
                                             ----------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             14,110,184                 60,006                 58,304
      Realized gains (losses) on sale of
         investments.......................              4,663,825               (50,541)                 26,038
                                             ----------------------  --------------------  ---------------------
           Net realized gains (losses).....             18,774,009                  9,465                 84,342
                                             ----------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................           (18,154,623)              (301,382)              (150,743)
                                             ----------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                619,386              (291,917)               (66,401)
                                             ----------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $          (100,841)   $          (155,615)  $            (69,769)
                                             ======================  ====================  =====================


                                                FTVIPT TEMPLETON
                                                   DEVELOPING
                                                   MARKETS VIP
                                                    DIVISION
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $               1,212
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  1,165
      Administrative charges...............                    144
                                             ---------------------
         Total expenses....................                  1,309
                                             ---------------------
           Net investment income (loss)....                   (97)
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     --
      Realized gains (losses) on sale of
         investments.......................                  2,258
                                             ---------------------
           Net realized gains (losses).....                  2,258
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................               (27,683)
                                             ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................               (25,425)
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (25,522)
                                             =====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                                 FTVIPT TEMPLETON        IVY VIP ASSET        JANUS HENDERSON
                                                    FOREIGN VIP            STRATEGY             ENTERPRISE
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 19  $                 41  $                123
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                     4                    24                   996
      Administrative charges.................                    --                     4                   123
                                               --------------------  --------------------  --------------------
         Total expenses......................                     4                    28                 1,119
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                    15                    13                 (996)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    90                 5,677
      Realized gains (losses) on sale of
         investments.........................                    --                  (47)                 9,013
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                    --                    43                14,690
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 (131)                 (183)              (13,731)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 (131)                 (140)                   959
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              (116)  $              (127)  $               (37)
                                               ====================  ====================  ====================


                                                      LMPVET                LMPVET                LMPVET
                                               CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                   APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                587  $              1,087  $              1,551
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   381                   560                 4,152
      Administrative charges.................                    47                    69                   513
                                               --------------------  --------------------  --------------------
         Total expenses......................                   428                   629                 4,665
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                   159                   458               (3,114)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 1,981                 4,236                14,589
      Realized gains (losses) on sale of
         investments.........................                   888                   700                18,349
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                 2,869                 4,936                32,938
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               (4,002)               (9,239)              (36,755)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               (1,133)               (4,303)               (3,817)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              (974)  $            (3,845)  $            (6,931)
                                               ====================  ====================  ====================


                                                      LMPVET
                                               CLEARBRIDGE VARIABLE      LMPVIT WESTERN      MORGAN STANLEY VIF
                                                 SMALL CAP GROWTH        ASSET CORE PLUS    GLOBAL INFRASTRUCTURE
                                                     DIVISION               DIVISION              DIVISION
                                               --------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $               3,101  $              1,901
                                               --------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   196                    731                   769
      Administrative charges.................                    23                     90                   172
                                               --------------------  ---------------------  ---------------------
         Total expenses......................                   219                    821                   941
                                               --------------------  ---------------------  ---------------------
           Net investment income (loss)......                 (219)                  2,280                   960
                                               --------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 1,900                     --                 2,586
      Realized gains (losses) on sale of
         investments.........................                 5,394                  (912)               (1,805)
                                               --------------------  ---------------------  ---------------------
           Net realized gains (losses).......                 7,294                  (912)                   781
                                               --------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................               (3,935)                (4,458)               (8,527)
                                               --------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 3,359                (5,370)               (7,746)
                                               --------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              3,140  $             (3,090)  $            (6,786)
                                               ====================  =====================  =====================


                                                OPPENHEIMER GLOBAL
                                                MULTI-ALTERNATIVES
                                                      FUND/VA
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 26
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   162
      Administrative charges.................                    37
                                               --------------------
         Total expenses......................                   199
                                               --------------------
           Net investment income (loss)......                 (173)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................                   (1)
                                               --------------------
           Net realized gains (losses).......                   (1)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................                 (537)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 (538)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              (711)
                                               ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     PIMCO VIT                                  PIMCO VIT         TAP 1919 VARIABLE
                                              COMMODITYREALRETURN(R)        PIMCO VIT       EMERGING MARKETS     SOCIALLY RESPONSIVE
                                                     STRATEGY             DYNAMIC BOND            BOND                BALANCED
                                                     DIVISION               DIVISION            DIVISION              DIVISION
                                              ----------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................   $                824   $             3,100  $             2,523  $                280
                                              ----------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    512                 1,449                  726                   204
      Administrative charges................                    107                   322                  162                    25
                                              ----------------------  -------------------  -------------------  --------------------
        Total expenses......................                    619                 1,771                  888                   229
                                              ----------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....                    205                 1,329                1,635                    51
                                              ----------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                     --                   144                   --                 2,262
      Realized gains (losses) on sale of
        investments.........................                  (994)                 1,629                (181)                    54
                                              ----------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......                  (994)                 1,773                (181)                 2,316
                                              ----------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                (5,871)               (4,192)              (5,833)               (3,047)
                                              ----------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                (6,865)               (2,419)              (6,014)                 (731)
                                              ----------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $            (6,660)   $           (1,090)  $           (4,379)  $              (680)
                                              ======================  ===================  ===================  ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                           AMERICAN FUNDS(R) BOND            AMERICAN FUNDS(R) GLOBAL GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                           2018               2017               2018               2017
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         684,329  $         384,952  $           (978)  $         (1,589)
   Net realized gains (losses).....          (794,644)          1,121,667             42,184             41,446
   Change in unrealized gains
     (losses) on investments.......        (1,887,366)            470,463           (65,677)             81,565
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,997,681)          1,977,082           (24,471)            121,422
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,166,816          1,996,059              5,012             50,854
   Net transfers (including fixed
     account)......................          1,066,392          3,944,388              (698)           (15,899)
   Contract charges................          (409,504)          (431,156)                 --                 --
   Transfers for Contract benefits
     and terminations..............       (13,706,662)       (11,068,529)          (102,027)          (335,503)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (11,882,958)        (5,559,238)           (97,713)          (300,548)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (13,880,639)        (3,582,156)          (122,184)          (179,126)
NET ASSETS:
   Beginning of year...............         88,742,232         92,324,388            373,749            552,875
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      74,861,593  $      88,742,232  $         251,565  $         373,749
                                     =================  =================  =================  =================

                                       AMERICAN FUNDS(R) GLOBAL SMALL
                                               CAPITALIZATION                   AMERICAN FUNDS(R) GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                           2018               2017               2018               2017
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (6,461,998)  $     (4,894,692)  $    (10,695,705)  $     (9,536,324)
   Net realized gains (losses).....         33,392,311          5,710,371        150,142,993        131,300,788
   Change in unrealized gains
     (losses) on investments.......       (77,795,335)        104,016,189      (143,530,513)        120,057,167
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (50,865,022)        104,831,868        (4,083,225)        241,821,631
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          6,574,096          9,244,131         15,156,666         19,867,658
   Net transfers (including fixed
     account)......................        (2,410,656)       (16,771,071)       (33,846,579)       (30,326,526)
   Contract charges................        (1,959,053)        (2,106,440)        (2,894,768)        (2,902,347)
   Transfers for Contract benefits
     and terminations..............       (61,562,503)       (52,583,670)      (134,437,276)      (120,135,425)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (59,358,116)       (62,217,050)      (156,021,957)      (133,496,640)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (110,223,138)         42,614,818      (160,105,182)        108,324,991
NET ASSETS:
   Beginning of year...............        501,546,451        458,931,633      1,071,645,690        963,320,699
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     391,323,313  $     501,546,451  $     911,540,508  $   1,071,645,690
                                     =================  =================  =================  =================

                                                                                    BHFTI AB GLOBAL
                                       AMERICAN FUNDS(R) GROWTH-INCOME            DYNAMIC ALLOCATION
                                                  DIVISION                             DIVISION
                                     ----------------------------------  -----------------------------------
                                           2018              2017               2018              2017
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (796,915)  $      (639,685)   $      6,257,877  $      3,923,264
   Net realized gains (losses).....        87,672,156        76,155,145         35,144,576        22,066,851
   Change in unrealized gains
     (losses) on investments.......     (103,808,158)        79,975,984      (164,320,962)       161,039,666
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (16,932,917)       155,491,444      (122,918,509)       187,029,781
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         9,457,065        13,204,987          1,104,256         3,110,336
   Net transfers (including fixed
     account)......................      (17,194,299)      (18,279,377)       (37,099,844)      (31,331,679)
   Contract charges................       (2,898,679)       (3,039,925)       (21,697,420)      (22,286,388)
   Transfers for Contract benefits
     and terminations..............     (113,503,013)     (100,026,191)      (126,992,973)      (96,085,886)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......     (124,138,926)     (108,140,506)      (184,685,981)     (146,593,617)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets..............     (141,071,843)        47,350,938      (307,604,490)        40,436,164
NET ASSETS:
   Beginning of year...............       845,856,636       798,505,698      1,634,691,183     1,594,255,019
                                     ----------------  ----------------   ----------------  ----------------
   End of year.....................  $    704,784,793  $    845,856,636   $  1,327,086,693  $  1,634,691,183
                                     ================  ================   ================  ================

                                             BHFTI ALLIANZ GLOBAL
                                      INVESTORS DYNAMIC MULTI-ASSET PLUS
                                                   DIVISION
                                     ------------------------------------
                                          2018 (a)             2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,286,110  $         204,576
   Net realized gains (losses).....          5,804,168            468,055
   Change in unrealized gains
     (losses) on investments.......        (9,038,924)          9,444,691
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,948,646)         10,117,322
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........              2,476            629,475
   Net transfers (including fixed
     account)......................       (76,033,739)           (39,705)
   Contract charges................          (287,144)        (1,016,610)
   Transfers for Contract benefits
     and terminations..............        (1,454,519)        (4,432,644)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (77,772,926)        (4,859,484)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (79,721,572)          5,257,838
NET ASSETS:
   Beginning of year...............         79,721,572         74,463,734
                                     -----------------  -----------------
   End of year.....................  $              --  $      79,721,572
                                     =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           BHFTI AMERICAN FUNDS(R)              BHFTI AMERICAN FUNDS(R)
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                           2018               2017               2018              2017
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,830,844  $       2,161,272  $       (252,527)  $        (81,007)
   Net realized gains (losses).....        58,137,381         52,476,769         35,870,228         34,102,973
   Change in unrealized gains
     (losses) on investments.......     (103,970,096)         73,356,473       (65,152,673)         48,200,536
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (44,001,871)        127,994,514       (29,534,972)         82,222,502
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         5,037,351         11,422,860          7,476,966          8,610,277
   Net transfers (including fixed
     account)......................        21,511,092         25,042,409          5,634,249         11,413,137
   Contract charges................       (8,455,751)        (8,727,976)        (3,844,852)        (3,885,811)
   Transfers for Contract benefits
     and terminations..............     (120,419,294)       (90,792,139)       (56,118,263)       (42,157,439)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......     (102,326,602)       (63,054,846)       (46,851,900)       (26,019,836)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............     (146,328,473)         64,939,668       (76,386,872)         56,202,666
NET ASSETS:
   Beginning of year...............       919,484,643        854,544,975        479,556,343        423,353,677
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $    773,156,170  $     919,484,643  $     403,169,471  $     479,556,343
                                     ================  =================  =================  =================

                                                                               BHFTI AMERICAN FUNDS(R)
                                       BHFTI AMERICAN FUNDS(R) GROWTH            MODERATE ALLOCATION
                                                  DIVISION                            DIVISION
                                     ----------------------------------  ------------------------------------
                                           2018              2017               2018               2017
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (3,367,198)  $    (3,437,400)  $       4,051,100  $       4,927,153
   Net realized gains (losses).....        68,913,010        52,237,401         51,001,850         49,154,748
   Change in unrealized gains
     (losses) on investments.......      (65,213,137)        42,426,288       (93,170,445)         50,457,040
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           332,675        91,226,289       (38,117,495)        104,538,941
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         1,045,691         3,129,754          5,992,456         10,177,061
   Net transfers (including fixed
     account)......................      (20,365,695)      (25,716,039)        (8,153,286)          3,134,194
   Contract charges................       (2,966,803)       (3,188,196)        (8,770,526)        (9,339,391)
   Transfers for Contract benefits
     and terminations..............      (58,768,471)      (41,399,596)      (117,877,180)      (102,656,211)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (81,055,278)      (67,174,077)      (128,808,536)       (98,684,347)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (80,722,603)        24,052,212      (166,926,031)          5,854,594
NET ASSETS:
   Beginning of year...............       395,973,373       371,921,161        949,575,557        943,720,963
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $    315,250,770  $    395,973,373  $     782,649,526  $     949,575,557
                                     ================  ================  =================  =================

                                                                                BHFTI BLACKROCK GLOBAL
                                       BHFTI AQR GLOBAL RISK BALANCED             TACTICAL STRATEGIES
                                                  DIVISION                             DIVISION
                                     ----------------------------------  ------------------------------------
                                           2018              2017               2018               2017
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (9,805,401)  $      5,830,934  $       3,320,354  $    (11,320,298)
   Net realized gains (losses).....        72,287,727        35,678,250        139,751,429         31,778,610
   Change in unrealized gains
     (losses) on investments.......     (147,999,159)        59,097,981      (298,288,753)        206,006,523
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (85,516,833)       100,607,165      (155,216,970)        226,464,835
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........           924,209         2,112,964          1,063,251          4,650,432
   Net transfers (including fixed
     account)......................      (36,716,431)      (37,092,178)       (27,458,179)       (41,699,688)
   Contract charges................      (16,999,078)      (17,688,004)       (27,322,232)       (27,693,575)
   Transfers for Contract benefits
     and terminations..............      (92,301,744)      (78,640,645)      (159,665,680)      (121,604,856)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......     (145,093,044)     (131,307,863)      (213,382,840)      (186,347,687)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............     (230,609,877)      (30,700,698)      (368,599,810)         40,117,148
NET ASSETS:
   Beginning of year...............     1,234,346,275     1,265,046,973      2,029,561,004      1,989,443,856
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $  1,003,736,398  $  1,234,346,275  $   1,660,961,194  $   2,029,561,004
                                     ================  ================  =================  =================


                                         BHFTI BLACKROCK HIGH YIELD
                                                  DIVISION
                                     -----------------------------------
                                           2018               2017
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          15,048  $         16,280
   Net realized gains (losses).....                300             2,486
   Change in unrealized gains
     (losses) on investments.......           (31,733)             5,249
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (16,385)            24,015
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             20,770            30,972
   Net transfers (including fixed
     account)......................           (16,731)            95,204
   Contract charges................               (52)              (83)
   Transfers for Contract benefits
     and terminations..............           (11,547)          (67,535)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            (7,560)            58,558
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............           (23,945)            82,573
NET ASSETS:
   Beginning of year...............            413,602           331,029
                                     -----------------  ----------------
   End of year.....................  $         389,657  $        413,602
                                     =================  ================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                BHFTI BRIGHTHOUSE                           BHFTI
                                              ASSET ALLOCATION 100                BRIGHTHOUSE BALANCED PLUS
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (303,191)  $         232,600  $      15,280,646  $      11,522,465
   Net realized gains (losses)......         12,717,832         15,310,143        330,218,051        201,475,134
   Change in unrealized gains
     (losses) on investments........       (37,541,071)         30,087,720      (656,965,469)        363,045,503
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (25,126,430)         45,630,463      (311,466,772)        576,043,102
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          8,274,923          9,231,079          2,193,312         12,656,717
   Net transfers (including fixed
     account).......................        (2,697,266)        (1,120,771)        117,588,779         89,765,898
   Contract charges.................          (496,671)          (497,424)       (50,332,938)       (48,907,654)
   Transfers for Contract benefits
     and terminations...............       (24,091,363)       (23,297,723)      (319,087,701)      (236,195,782)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (19,010,377)       (15,684,839)      (249,638,548)      (182,680,821)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (44,136,807)         29,945,624      (561,105,320)        393,362,281
NET ASSETS:
   Beginning of year................        248,628,040        218,682,416      3,869,437,236      3,476,074,955
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     204,491,233  $     248,628,040  $   3,308,331,916  $   3,869,437,236
                                      =================  =================  =================  =================

                                                      BHFTI                      BHFTI BRIGHTHOUSE/ABERDEEN
                                           BRIGHTHOUSE SMALL CAP VALUE             EMERGING MARKETS EQUITY
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -----------------------------------
                                             2018               2017               2018              2017
                                      -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (23,726)  $        (47,693)  $         705,467  $       (91,671)
   Net realized gains (losses)......          1,289,746            866,719            632,886           674,283
   Change in unrealized gains
     (losses) on investments........        (4,153,340)          1,074,488        (9,802,919)        12,750,253
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (2,887,320)          1,893,514        (8,464,566)        13,332,865
                                      -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            746,033            934,909            132,442           448,813
   Net transfers (including fixed
     account).......................          (525,857)            (5,314)          4,713,483         (923,938)
   Contract charges.................           (38,794)           (39,495)          (441,570)         (487,852)
   Transfers for Contract benefits
     and terminations...............        (1,704,395)        (1,719,493)        (6,810,285)       (5,467,540)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (1,523,013)          (829,393)        (2,405,930)       (6,430,517)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............        (4,410,333)          1,064,121       (10,870,496)         6,902,348
NET ASSETS:
   Beginning of year................         19,791,285         18,727,164         58,423,937        51,521,589
                                      -----------------  -----------------  -----------------  ----------------
   End of year......................  $      15,380,952  $      19,791,285  $      47,553,441  $     58,423,937
                                      =================  =================  =================  ================

                                            BHFTI BRIGHTHOUSE/ARTISAN             BHFTI BRIGHTHOUSE/EATON
                                                  INTERNATIONAL                     VANCE FLOATING RATE
                                                    DIVISION                             DIVISION
                                      ------------------------------------  -----------------------------------
                                             2018              2017               2018              2017
                                       ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $             --  $             (4)  $        630,111  $         688,302
   Net realized gains (losses)......                108               (25)          (19,836)           (10,409)
   Change in unrealized gains
     (losses) on investments........              (357)                731         (971,344)           (41,125)
                                       ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              (249)                702         (361,069)            636,768
                                       ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                 --                 --            70,727            204,827
   Net transfers (including fixed
     account).......................                149              (276)         4,351,742          5,154,344
   Contract charges.................                 --                 --          (82,039)           (79,844)
   Transfers for Contract benefits
     and terminations...............              (704)              (263)       (4,337,423)        (2,767,183)
                                       ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......              (555)              (539)             3,007          2,512,144
                                       ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............              (804)                163         (358,062)          3,148,912
NET ASSETS:
   Beginning of year................              2,810              2,647        29,625,659         26,476,747
                                       ----------------  -----------------  ----------------  -----------------
   End of year......................   $          2,006  $           2,810  $     29,267,597  $      29,625,659
                                       ================  =================  ================  =================

                                          BHFTI BRIGHTHOUSE/FRANKLIN
                                           LOW DURATION TOTAL RETURN
                                                   DIVISION
                                      ------------------------------------
                                            2018               2017
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         401,927  $         141,681
   Net realized gains (losses)......          (592,907)          (303,532)
   Change in unrealized gains
     (losses) on investments........          (483,201)            210,867
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (674,181)             49,016
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            445,950            815,703
   Net transfers (including fixed
     account).......................          3,797,220         12,563,661
   Contract charges.................          (622,147)          (644,029)
   Transfers for Contract benefits
     and terminations...............       (11,344,205)       (10,845,648)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (7,723,182)          1,889,687
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (8,397,363)          1,938,703
NET ASSETS:
   Beginning of year................         83,966,094         82,027,391
                                      -----------------  -----------------
   End of year......................  $      75,568,731  $      83,966,094
                                      =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           BHFTI BRIGHTHOUSE/TEMPLETON          BHFTI BRIGHTHOUSE/WELLINGTON
                                               INTERNATIONAL BOND                    LARGE CAP RESEARCH
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (86,769)  $        (95,182)  $        (20,515)  $         401,986
   Net realized gains (losses)......          (186,380)          (105,608)        109,960,775         50,417,197
   Change in unrealized gains
     (losses) on investments........            259,364            118,596      (156,055,251)         89,214,450
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (13,785)           (82,194)       (46,114,991)        140,033,633
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              9,016             50,180          5,990,125          7,747,770
   Net transfers (including fixed
     account).......................          (190,192)            456,036       (11,628,578)       (14,456,561)
   Contract charges.................           (79,974)           (86,627)          (675,562)          (719,905)
   Transfers for Contract benefits
     and terminations...............        (1,009,793)          (678,345)       (75,636,334)       (72,009,635)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (1,270,943)          (258,756)       (81,950,349)       (79,438,331)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,284,728)          (340,950)      (128,065,340)         60,595,302
NET ASSETS:
   Beginning of year................          7,449,814          7,790,764        764,291,187        703,695,885
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       6,165,086  $       7,449,814  $     636,225,847  $     764,291,187
                                      =================  =================  =================  =================

                                                      BHFTI                           BHFTI CLEARBRIDGE
                                           CLARION GLOBAL REAL ESTATE                 AGGRESSIVE GROWTH
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       9,297,778  $       4,855,176  $     (3,546,256)  $     (2,894,403)
   Net realized gains (losses)......        (2,633,527)        (1,356,724)         58,380,091         21,644,586
   Change in unrealized gains
     (losses) on investments........       (26,591,436)         16,141,560       (89,558,096)         71,712,587
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (19,927,185)         19,640,012       (34,724,261)         90,462,770
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          3,127,240          4,750,240          7,211,782         10,572,734
   Net transfers (including fixed
     account).......................        (2,861,283)        (1,232,426)       (26,737,375)       (19,034,767)
   Contract charges.................          (850,985)          (931,391)        (3,288,938)        (3,562,761)
   Transfers for Contract benefits
     and terminations...............       (25,714,082)       (23,958,730)       (73,417,981)       (59,675,536)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (26,299,110)       (21,372,307)       (96,232,512)       (71,700,330)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (46,226,295)        (1,732,295)      (130,956,773)         18,762,440
NET ASSETS:
   Beginning of year................        218,280,039        220,012,334        575,606,365        556,843,925
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     172,053,744  $     218,280,039  $     444,649,592  $     575,606,365
                                      =================  =================  =================  =================

                                       BHFTI FIDELITY INSTITUTIONAL ASSET           BHFTI HARRIS OAKMARK
                                         MANAGEMENT(R) GOVERNMENT INCOME                INTERNATIONAL
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       6,365,880  $       4,514,174  $       2,298,634  $       2,118,352
   Net realized gains (losses)......        (3,867,446)        (1,575,732)         24,869,416          6,011,613
   Change in unrealized gains
     (losses) on investments........        (9,374,429)          3,534,060      (158,849,111)        126,507,000
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (6,875,995)          6,472,502      (131,681,061)        134,636,965
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            315,071          1,183,495          8,249,242         10,782,211
   Net transfers (including fixed
     account).......................        (1,378,118)       (12,263,866)         34,312,542       (23,898,999)
   Contract charges.................        (6,519,654)        (6,955,636)        (2,570,197)        (2,848,104)
   Transfers for Contract benefits
     and terminations...............       (47,354,212)       (41,648,791)       (64,091,347)       (58,716,931)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (54,936,913)       (59,684,798)       (24,099,760)       (74,681,823)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (61,812,908)       (53,212,296)      (155,780,821)         59,955,142
NET ASSETS:
   Beginning of year................        458,735,090        511,947,386        554,231,973        494,276,831
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     396,922,182  $     458,735,090  $     398,451,152  $     554,231,973
                                      =================  =================  =================  =================

                                                  BHFTI INVESCO
                                            BALANCED-RISK ALLOCATION
                                                    DIVISION
                                      -----------------------------------
                                             2018              2017
                                      -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (444,829)  $     13,789,581
   Net realized gains (losses)......         36,156,711        27,435,789
   Change in unrealized gains
     (losses) on investments........       (75,432,041)         4,350,900
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (39,720,159)        45,576,270
                                      -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            280,853         2,203,911
   Net transfers (including fixed
     account).......................        (2,960,834)        30,485,473
   Contract charges.................        (7,126,038)       (7,355,491)
   Transfers for Contract benefits
     and terminations...............       (44,166,177)      (37,271,958)
                                      -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (53,972,196)      (11,938,065)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets...............       (93,692,355)        33,638,205
NET ASSETS:
   Beginning of year................        556,009,732       522,371,527
                                      -----------------  ----------------
   End of year......................  $     462,317,377  $    556,009,732
                                      =================  ================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                         BHFTI
                                           BHFTI INVESCO COMSTOCK              INVESCO SMALL CAP GROWTH
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2018              2017              2018              2017
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (296)  $            699  $      (724,664)  $       (675,731)
   Net realized gains (losses).....              4,819             1,632         7,786,050          5,262,828
   Change in unrealized gains
     (losses) on investments.......           (12,421)             4,646      (12,142,503)          6,984,538
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (7,898)             6,977       (5,081,117)         11,571,635
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                 --            11,401           855,023          1,259,381
   Net transfers (including fixed
     account)......................             15,815            23,957         2,697,918        (1,361,763)
   Contract charges................                (1)               (1)         (206,035)          (195,858)
   Transfers for Contract benefits
     and terminations..............            (6,287)           (8,784)       (7,637,544)        (5,944,306)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......              9,527            26,573       (4,290,638)        (6,242,546)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              1,629            33,550       (9,371,755)          5,329,089
NET ASSETS:
   Beginning of year...............             47,958            14,408        56,474,486         51,145,397
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $          49,587  $         47,958  $     47,102,731  $      56,474,486
                                     =================  ================  ================  =================

                                                                                    BHFTI JPMORGAN
                                          BHFTI JPMORGAN CORE BOND             GLOBAL ACTIVE ALLOCATION
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ----------------------------------
                                           2018               2017              2018              2017
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,261,414  $       1,134,059  $      3,166,220  $     10,887,708
   Net realized gains (losses).....         (836,959)          (156,412)        50,412,181         4,939,898
   Change in unrealized gains
     (losses) on investments.......       (1,837,782)            946,145     (126,399,614)       102,421,518
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (1,413,327)          1,923,792      (72,821,213)       118,249,124
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........           203,450            781,361           364,010         3,148,203
   Net transfers (including fixed
     account)......................         1,448,618          8,851,274        78,754,749       (9,987,433)
   Contract charges................         (787,600)          (847,128)      (11,841,397)      (11,032,222)
   Transfers for Contract benefits
     and terminations..............      (13,801,682)       (12,352,615)      (67,929,776)      (50,185,977)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (12,937,214)        (3,567,108)         (652,414)      (68,057,429)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (14,350,541)        (1,643,316)      (73,473,627)        50,191,695
NET ASSETS:
   Beginning of year...............        95,678,197         97,321,513       861,680,922       811,489,227
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     81,327,656  $      95,678,197  $    788,207,295  $    861,680,922
                                     ================  =================  ================  ================

                                                    BHFTI                         BHFTI LOOMIS SAYLES
                                          JPMORGAN SMALL CAP VALUE                  GLOBAL MARKETS
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (43,852)  $       (33,459)  $         679,701  $         161,236
   Net realized gains (losses).....          2,019,712         1,792,477         12,901,984          4,980,956
   Change in unrealized gains
     (losses) on investments.......        (4,894,564)       (1,290,638)       (20,116,179)         18,870,177
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (2,918,704)           468,380        (6,534,494)         24,012,369
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             46,729           199,027            999,559          1,977,723
   Net transfers (including fixed
     account)......................          (768,700)         (198,561)        (3,131,031)        (4,030,414)
   Contract charges................          (174,137)         (185,099)          (810,469)          (881,864)
   Transfers for Contract benefits
     and terminations..............        (3,170,905)       (2,152,323)       (16,759,623)       (14,505,394)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (4,067,013)       (2,336,956)       (19,701,564)       (17,439,949)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,985,717)       (1,868,576)       (26,236,058)          6,572,420
NET ASSETS:
   Beginning of year...............         24,628,939        26,497,515        124,432,486        117,860,066
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      17,643,222  $     24,628,939  $      98,196,428  $     124,432,486
                                     =================  ================  =================  =================

                                                BHFTI METLIFE
                                          MULTI-INDEX TARGETED RISK
                                                  DIVISION
                                     -----------------------------------
                                           2018               2017
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      4,538,576  $       2,139,776
   Net realized gains (losses).....        64,176,779         30,922,567
   Change in unrealized gains
     (losses) on investments.......     (145,430,446)         89,709,027
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (76,715,091)        122,771,370
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........           748,523          5,106,272
   Net transfers (including fixed
     account)......................        20,489,469          2,725,483
   Contract charges................      (12,407,270)       (12,176,759)
   Transfers for Contract benefits
     and terminations..............      (77,781,554)       (52,368,635)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (68,950,832)       (56,713,639)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............     (145,665,923)         66,057,731
NET ASSETS:
   Beginning of year...............       966,194,514        900,136,783
                                     ----------------  -----------------
   End of year.....................  $    820,528,591  $     966,194,514
                                     ================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                    BHFTI                        BHFTI MORGAN STANLEY
                                        MFS(R) RESEARCH INTERNATIONAL               MID CAP GROWTH
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,464,679  $      1,153,813  $     (4,648,338)  $    (2,909,008)
   Net realized gains (losses).....          2,813,023         1,415,099         93,364,240        17,261,420
   Change in unrealized gains
     (losses) on investments.......       (31,784,610)        43,982,063       (56,133,261)        85,780,558
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (27,506,908)        46,550,975         32,582,641       100,132,970
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,701,008         3,813,844          5,677,315         6,647,229
   Net transfers (including fixed
     account)......................            736,469      (10,943,262)          1,298,690       (6,073,102)
   Contract charges................          (895,648)         (994,027)          (481,430)         (443,639)
   Transfers for Contract benefits
     and terminations..............       (23,354,398)      (21,425,862)       (38,693,482)      (29,996,813)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (20,812,569)      (29,549,307)       (32,198,907)      (29,866,325)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (48,319,477)        17,001,668            383,734        70,266,645
NET ASSETS:
   Beginning of year...............        202,267,389       185,265,721        339,623,699       269,357,054
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     153,947,912  $    202,267,389  $     340,007,433  $    339,623,699
                                     =================  ================  =================  ================

                                                    BHFTI                           BHFTI PANAGORA
                                          OPPENHEIMER GLOBAL EQUITY             GLOBAL DIVERSIFIED RISK
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                            2018              2017               2018              2017
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (397,449)  $      (658,217)  $     (1,077,891)  $     (1,204,233)
   Net realized gains (losses).....         37,327,295        13,988,566          6,528,858            797,418
   Change in unrealized gains
     (losses) on investments.......       (73,719,904)        65,880,609       (13,167,717)         10,637,787
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (36,790,058)        79,210,958        (7,716,750)         10,230,972
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          3,590,374         4,318,629             65,784            482,417
   Net transfers (including fixed
     account)......................          9,912,669       (9,995,622)        (8,040,968)         12,108,474
   Contract charges................        (1,070,883)       (1,103,059)        (1,179,387)        (1,254,703)
   Transfers for Contract benefits
     and terminations..............       (32,226,019)      (30,292,514)        (6,075,186)        (5,393,409)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (19,793,859)      (37,072,566)       (15,229,757)          5,942,779
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (56,583,917)        42,138,392       (22,946,507)         16,173,751
NET ASSETS:
   Beginning of year...............        282,853,081       240,714,689         95,392,815         79,219,064
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     226,269,164  $    282,853,081  $      72,446,308  $      95,392,815
                                     =================  ================  =================  =================

                                                 BHFTI PIMCO
                                          INFLATION PROTECTED BOND             BHFTI PIMCO TOTAL RETURN
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2018              2017               2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,329,280  $       1,342,846  $      1,045,105  $       4,870,970
   Net realized gains (losses).....       (9,388,897)        (4,187,546)       (8,796,586)          1,942,483
   Change in unrealized gains
     (losses) on investments.......       (6,574,439)         12,261,154       (6,466,381)         22,817,382
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (14,634,056)          9,416,454      (14,217,862)         29,630,835
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         2,930,108          5,334,696         7,191,752         12,115,447
   Net transfers (including fixed
     account)......................       (3,556,735)         30,757,475       (9,430,049)         55,309,551
   Contract charges................       (3,260,729)        (3,467,644)       (6,079,401)        (6,434,877)
   Transfers for Contract benefits
     and terminations..............      (58,283,108)       (51,938,296)     (127,865,736)      (108,240,821)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (62,170,464)       (19,313,769)     (136,183,434)       (47,250,700)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (76,804,520)        (9,897,315)     (150,401,296)       (17,619,865)
NET ASSETS:
   Beginning of year...............       425,983,675        435,880,990       908,315,454        925,935,319
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    349,179,155  $     425,983,675  $    757,914,158  $     908,315,454
                                     ================  =================  ================  =================

                                                    BHFTI
                                        SCHRODERS GLOBAL MULTI-ASSET
                                                  DIVISION
                                     -----------------------------------
                                           2018               2017
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      3,158,669  $     (2,462,878)
   Net realized gains (losses).....        45,904,038         15,061,284
   Change in unrealized gains
     (losses) on investments.......     (128,644,774)         54,268,929
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (79,582,067)         66,867,335
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........           355,391          2,343,769
   Net transfers (including fixed
     account)......................       359,318,742        (1,145,660)
   Contract charges................      (10,798,092)        (7,311,990)
   Transfers for Contract benefits
     and terminations..............      (65,103,706)       (33,646,789)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       283,772,335       (39,760,670)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............       204,190,268         27,106,665
NET ASSETS:
   Beginning of year...............       564,139,933        537,033,268
                                     ----------------  -----------------
   End of year.....................  $    768,330,201  $     564,139,933
                                     ================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  BHFTI                             BHFTI SSGA
                                     SCHRODERS GLOBAL MULTI-ASSET II           GROWTH AND INCOME ETF
                                                DIVISION                             DIVISION
                                    ----------------------------------  -----------------------------------
                                        2018 (a)            2017              2018               2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,310,862  $      (899,009)  $       8,594,688  $     10,386,039
   Net realized gains (losses)....        36,653,949         2,342,236         47,430,407        11,148,158
   Change in unrealized gains
     (losses) on investments......      (59,788,846)        54,207,140      (113,441,953)        95,975,484
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (17,824,035)        55,650,367       (57,416,858)       117,509,681
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........            57,766         2,929,464          3,284,546         7,828,489
   Net transfers (including fixed
     account).....................     (393,330,557)        16,656,320       (10,646,177)      (21,747,400)
   Contract charges...............       (1,433,298)       (5,082,009)        (8,629,191)       (9,168,108)
   Transfers for Contract benefits
     and terminations.............       (9,912,775)      (23,925,298)      (116,127,748)      (86,607,473)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       Contract transactions......     (404,618,864)       (9,421,523)      (132,118,570)     (109,694,492)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............     (422,442,899)        46,228,844      (189,535,428)         7,815,189
NET ASSETS:
   Beginning of year..............       422,442,899       376,214,055        869,542,351       861,727,162
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $             --  $    422,442,899  $     680,006,923  $    869,542,351
                                    ================  ================  =================  ================

                                                                                       BHFTI
                                          BHFTI SSGA GROWTH ETF            T. ROWE PRICE LARGE CAP VALUE
                                                DIVISION                             DIVISION
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,138,911  $      1,290,711  $           3,293  $          4,835
   Net realized gains (losses)....        10,516,159         3,016,141             47,960            48,741
   Change in unrealized gains
     (losses) on investments......      (25,633,736)        20,976,065           (98,805)            23,850
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (13,978,666)        25,282,917           (47,552)            77,426
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         2,093,140         2,975,527              5,371            44,186
   Net transfers (including fixed
     account).....................       (1,389,726)          (60,439)          (116,206)            77,096
   Contract charges...............       (1,020,064)       (1,042,753)               (56)              (61)
   Transfers for Contract benefits
     and terminations.............      (15,329,840)      (15,165,437)           (11,057)          (61,455)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       Contract transactions......      (15,646,490)      (13,293,102)          (121,948)            59,766
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,625,156)        11,989,815          (169,500)           137,192
NET ASSETS:
   Beginning of year..............       157,056,020       145,066,205            578,718           441,526
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    127,430,864  $    157,056,020  $         409,218  $        578,718
                                    ================  ================  =================  ================

                                                   BHFTI
                                       T. ROWE PRICE MID CAP GROWTH          BHFTI TCW CORE FIXED INCOME
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                          2018              2017                2018              2017
                                    ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,260,037)  $     (6,096,475)   $          2,606  $            947
   Net realized gains (losses)....        79,489,812         49,719,764              (511)             (131)
   Change in unrealized gains
     (losses) on investments......      (85,021,781)         57,760,642            (5,232)             3,477
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (11,792,006)        101,383,931            (3,137)             4,293
                                    ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         7,979,505         10,627,642                 --             1,078
   Net transfers (including fixed
     account).....................      (10,448,692)        (2,606,563)                 --          (51,424)
   Contract charges...............       (2,211,372)        (2,256,763)                (2)               (3)
   Transfers for Contract benefits
     and terminations.............      (59,595,016)       (52,403,267)           (14,027)          (17,008)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       Contract transactions......      (64,275,575)       (46,638,951)           (14,029)          (67,357)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (76,067,581)         54,744,980           (17,166)          (63,064)
NET ASSETS:
   Beginning of year..............       506,160,540        451,415,560            255,408           318,472
                                    ----------------  -----------------   ----------------  ----------------
   End of year....................  $    430,092,959  $     506,160,540   $        238,242  $        255,408
                                    ================  =================   ================  ================

                                                   BHFTI
                                      VICTORY SYCAMORE MID CAP VALUE
                                                 DIVISION
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,461,988)  $    (1,066,659)
   Net realized gains (losses)....        74,803,735         5,902,965
   Change in unrealized gains
     (losses) on investments......     (112,705,634)        28,563,919
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (40,363,887)        33,400,225
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         4,599,317         7,000,693
   Net transfers (including fixed
     account).....................       (8,334,121)       (1,087,546)
   Contract charges...............       (1,432,482)       (1,535,273)
   Transfers for Contract benefits
     and terminations.............      (52,061,753)      (45,451,743)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       Contract transactions......      (57,229,039)      (41,073,869)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (97,592,926)       (7,673,644)
NET ASSETS:
   Beginning of year..............       424,806,982       432,480,626
                                    ----------------  ----------------
   End of year....................  $    327,214,056  $    424,806,982
                                    ================  ================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               BHFTI WELLS CAPITAL                         BHFTII
                                            MANAGEMENT MID CAP VALUE         BAILLIE GIFFORD INTERNATIONAL STOCK
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -------------------------------------
                                             2018              2017                2018              2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (1,136)  $           (812)  $       (247,878)  $       (157,306)
   Net realized gains (losses)......             28,159                530          2,678,723          2,005,558
   Change in unrealized gains
     (losses) on investments........           (76,605)             30,168       (26,191,316)         36,135,010
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (49,582)             29,886       (23,760,471)         37,983,262
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                 --                138          1,438,230          1,837,132
   Net transfers (including fixed
     account).......................              4,585              4,742          3,655,824        (6,093,311)
   Contract charges.................                (8)                (9)          (367,032)          (400,844)
   Transfers for Contract benefits
     and terminations...............            (7,985)           (16,561)       (14,197,616)       (13,718,026)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......            (3,408)           (11,690)        (9,470,594)       (18,375,049)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (52,990)             18,196       (33,231,065)         19,608,213
NET ASSETS:
   Beginning of year................            342,503            324,307        139,877,341        120,269,128
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         289,513  $         342,503  $     106,646,276  $     139,877,341
                                      =================  =================  =================  =================

                                                    BHFTII                                BHFTII
                                             BLACKROCK BOND INCOME            BLACKROCK CAPITAL APPRECIATION
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018              2017                2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,430,040  $       8,056,197  $     (2,471,487)  $     (2,251,481)
   Net realized gains (losses)......        (3,300,348)          (462,981)         38,888,058         12,764,019
   Change in unrealized gains
     (losses) on investments........       (13,666,818)          4,619,528       (32,921,031)         38,506,910
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (8,537,126)         12,212,744          3,495,540         49,019,448
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          3,664,688          6,188,153          2,155,757          2,768,885
   Net transfers (including fixed
     account).......................            102,605         23,106,602          3,832,325        (5,972,941)
   Contract charges.................        (2,240,327)        (2,388,256)        (1,025,484)        (1,037,964)
   Transfers for Contract benefits
     and terminations...............       (56,707,349)       (53,749,282)       (26,069,535)       (18,981,157)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (55,180,383)       (26,842,783)       (21,106,937)       (23,223,177)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (63,717,509)       (14,630,039)       (17,611,397)         25,796,271
NET ASSETS:
   Beginning of year................        455,410,535        470,040,574        187,945,552        162,149,281
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     391,693,026  $     455,410,535  $     170,334,155  $     187,945,552
                                      =================  =================  =================  =================

                                                    BHFTII                                BHFTII
                                        BLACKROCK ULTRA-SHORT TERM BOND       BRIGHTHOUSE ASSET ALLOCATION 20
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018              2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (278,093)  $       (700,411)  $       3,366,791  $       3,410,307
   Net realized gains (losses)......            168,644             60,067          2,797,570          5,725,055
   Change in unrealized gains
     (losses) on investments........            241,176            266,651       (20,365,598)         14,237,838
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            131,727          (373,693)       (14,201,237)         23,373,200
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            131,922          1,841,539          2,757,238          4,050,828
   Net transfers (including fixed
     account).......................          9,861,911          3,864,447        (5,843,803)          (655,687)
   Contract charges.................          (469,633)          (489,782)        (2,850,031)        (3,028,422)
   Transfers for Contract benefits
     and terminations...............       (15,709,056)        (8,551,899)       (53,035,334)       (60,336,378)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (6,184,856)        (3,335,695)       (58,971,930)       (59,969,659)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (6,053,129)        (3,709,388)       (73,173,167)       (36,596,459)
NET ASSETS:
   Beginning of year................         56,416,026         60,125,414        409,028,440        445,624,899
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      50,362,897  $      56,416,026  $     335,855,273  $     409,028,440
                                      =================  =================  =================  =================

                                                    BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 40
                                                   DIVISION
                                      ------------------------------------
                                             2018               2017
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       7,805,656  $       8,480,498
   Net realized gains (losses)......         39,529,437         45,744,531
   Change in unrealized gains
     (losses) on investments........      (104,154,220)         51,406,697
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (56,819,127)        105,631,726
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          7,368,658         14,090,002
   Net transfers (including fixed
     account).......................       (19,336,067)       (14,808,050)
   Contract charges.................        (8,489,757)        (9,107,743)
   Transfers for Contract benefits
     and terminations...............      (152,736,750)      (151,444,181)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (173,193,916)      (161,269,972)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............      (230,013,043)       (55,638,246)
NET ASSETS:
   Beginning of year................      1,155,673,990      1,211,312,236
                                      -----------------  -----------------
   End of year......................  $     925,660,947  $   1,155,673,990
                                      =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                     BHFTII                               BHFTII
                                         BRIGHTHOUSE ASSET ALLOCATION 60      BRIGHTHOUSE ASSET ALLOCATION 80
                                                    DIVISION                             DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017              2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      14,368,620  $      19,072,269  $       1,400,648  $       6,027,006
   Net realized gains (losses)......        200,682,587        204,600,879        125,979,857        135,691,672
   Change in unrealized gains
     (losses) on investments........      (462,497,546)        267,993,873      (282,546,629)        165,033,962
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (247,446,339)        491,667,021      (155,166,124)        306,752,640
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........         36,739,673         57,932,423         32,023,975         43,342,542
   Net transfers (including fixed
     account).......................       (36,898,271)       (21,745,672)       (28,161,480)       (20,010,213)
   Contract charges.................       (31,832,894)       (33,935,618)       (12,178,913)       (12,702,647)
   Transfers for Contract benefits
     and terminations...............      (518,094,167)      (442,881,408)      (236,287,529)      (192,677,018)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (550,085,659)      (440,630,275)      (244,603,947)      (182,047,336)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............      (797,531,998)         51,036,746      (399,770,071)        124,705,304
NET ASSETS:
   Beginning of year................      3,928,953,268      3,877,916,522      1,933,591,736      1,808,886,432
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $   3,131,421,270  $   3,928,953,268  $   1,533,821,665  $   1,933,591,736
                                      =================  =================  =================  =================

                                                    BHFTII                    BHFTII BRIGHTHOUSE/DIMENSIONAL
                                       BRIGHTHOUSE/ARTISAN MID CAP VALUE        INTERNATIONAL SMALL COMPANY
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                            2018               2017               2018                2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (1,623,259)  $     (1,518,868)  $         110,750  $          60,829
   Net realized gains (losses)......         15,566,477          3,525,345            642,470            382,702
   Change in unrealized gains
     (losses) on investments........       (42,659,193)         22,185,986        (2,740,019)          1,781,452
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (28,715,975)         24,192,463        (1,986,799)          2,224,983
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          2,656,137          4,203,421             45,448             63,299
   Net transfers (including fixed
     account).......................        (2,200,517)        (8,072,795)            832,258          (159,645)
   Contract charges.................          (569,278)          (612,038)           (51,653)           (56,558)
   Transfers for Contract benefits
     and terminations...............       (26,110,139)       (26,464,802)        (1,149,785)          (833,823)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (26,223,797)       (30,946,214)          (323,732)          (986,727)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (54,939,772)        (6,753,751)        (2,310,531)          1,238,256
NET ASSETS:
   Beginning of year................        226,673,877        233,427,628          9,595,917          8,357,661
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     171,734,105  $     226,673,877  $       7,285,386  $       9,595,917
                                      =================  =================  =================  =================

                                                     BHFTII                     BHFTII BRIGHTHOUSE/WELLINGTON
                                         BRIGHTHOUSE/WELLINGTON BALANCED          CORE EQUITY OPPORTUNITIES
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018              2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       2,720,306  $       3,805,647  $       1,741,996  $         815,139
   Net realized gains (losses)......         52,707,069         23,049,190         37,148,328         23,311,211
   Change in unrealized gains
     (losses) on investments........       (82,402,849)         50,501,388       (43,246,876)         66,394,541
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (26,975,474)         77,356,225        (4,356,552)         90,520,891
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          5,264,212          8,269,596          5,603,941          8,110,994
   Net transfers (including fixed
     account).......................        (3,101,512)        (4,147,326)       (26,814,117)       (17,483,984)
   Contract charges.................          (283,597)          (300,463)        (2,598,546)        (2,761,142)
   Transfers for Contract benefits
     and terminations...............       (63,305,703)       (58,955,901)       (71,109,914)       (62,931,863)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (61,426,600)       (55,134,094)       (94,918,636)       (75,065,995)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (88,402,074)         22,222,131       (99,275,188)         15,454,896
NET ASSETS:
   Beginning of year................        610,158,972        587,936,841        570,742,746        555,287,850
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     521,756,898  $     610,158,972  $     471,467,558  $     570,742,746
                                      =================  =================  =================  =================


                                        BHFTII FRONTIER MID CAP GROWTH
                                                   DIVISION
                                      ------------------------------------
                                            2018               2017
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (6,126,797)  $     (6,020,390)
   Net realized gains (losses)......         72,756,532         26,427,851
   Change in unrealized gains
     (losses) on investments........       (95,558,241)         82,851,733
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (28,928,506)        103,259,194
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          3,645,626          4,102,396
   Net transfers (including fixed
     account).......................        (9,513,715)        (8,115,219)
   Contract charges.................          (579,336)          (610,404)
   Transfers for Contract benefits
     and terminations...............       (50,297,421)       (45,437,009)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (56,744,846)       (50,060,236)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (85,673,352)         53,198,958
NET ASSETS:
   Beginning of year................        508,449,789        455,250,831
                                      -----------------  -----------------
   End of year......................  $     422,776,437  $     508,449,789
                                      =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                        BHFTII
                                           BHFTII JENNISON GROWTH            LOOMIS SAYLES SMALL CAP CORE
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,326,922)  $    (2,124,364)  $     (2,207,264)  $    (2,009,459)
   Net realized gains (losses).....         39,885,739        18,197,469         23,029,133        15,896,503
   Change in unrealized gains
     (losses) on investments.......       (38,210,053)        39,899,960       (40,023,872)         9,390,051
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (651,236)        55,973,065       (19,202,003)        23,277,095
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,762,584         2,947,583          2,205,845         3,092,619
   Net transfers (including fixed
     account)......................          9,029,320           130,091        (3,382,877)       (2,092,741)
   Contract charges................        (1,090,263)       (1,072,527)          (696,424)         (730,158)
   Transfers for Contract benefits
     and terminations..............       (27,795,485)      (21,282,234)       (20,192,372)      (19,220,210)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (17,093,844)      (19,277,087)       (22,065,828)      (18,950,490)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (17,745,080)        36,695,978       (41,267,831)         4,326,605
NET ASSETS:
   Beginning of year...............        203,130,928       166,434,950        185,343,480       181,016,875
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     185,385,848  $    203,130,928  $     144,075,649  $    185,343,480
                                     =================  ================  =================  ================

                                                   BHFTII                               BHFTII
                                       LOOMIS SAYLES SMALL CAP GROWTH        METLIFE AGGREGATE BOND INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2018              2017              2018               2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (747,566)  $      (633,406)  $      16,828,943  $     17,047,515
   Net realized gains (losses).....         10,060,462         3,505,237        (7,777,871)         (759,983)
   Change in unrealized gains
     (losses) on investments.......       (10,074,579)         8,668,646       (29,059,862)         3,486,073
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (761,683)        11,540,477       (20,008,790)        19,773,605
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,137,141         1,269,391         14,691,224        23,503,658
   Net transfers (including fixed
     account)......................          6,237,168       (1,010,201)          (894,001)        71,464,358
   Contract charges................          (140,406)         (119,058)        (6,212,134)       (6,535,417)
   Transfers for Contract benefits
     and terminations..............        (6,836,531)       (5,506,258)      (140,143,494)     (130,286,348)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            397,372       (5,366,126)      (132,558,405)      (41,853,749)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (364,311)         6,174,351      (152,567,195)      (22,080,144)
NET ASSETS:
   Beginning of year...............         54,566,730        48,392,379      1,126,629,342     1,148,709,486
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      54,202,419  $     54,566,730  $     974,062,147  $  1,126,629,342
                                     =================  ================  =================  ================

                                                   BHFTII                               BHFTII
                                         METLIFE MID CAP STOCK INDEX          METLIFE MSCI EAFE(R) INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (861,710)  $       (86,238)  $       7,705,744  $      6,821,892
   Net realized gains (losses).....         65,922,158        54,030,656          7,834,520         9,980,536
   Change in unrealized gains
     (losses) on investments.......      (127,738,599)        22,260,577       (91,215,920)        90,321,216
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (62,678,151)        76,204,995       (75,675,656)       107,123,644
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         10,396,487        13,688,175         10,122,934        14,028,712
   Net transfers (including fixed
     account)......................        (5,711,041)       (5,386,844)         25,633,067      (31,020,811)
   Contract charges................        (1,934,011)       (2,050,956)        (2,016,659)       (2,198,948)
   Transfers for Contract benefits
     and terminations..............       (66,449,981)      (59,933,134)       (57,988,176)      (52,600,370)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (63,698,546)      (53,682,759)       (24,248,834)      (71,791,417)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (126,376,697)        22,522,236       (99,924,490)        35,332,227
NET ASSETS:
   Beginning of year...............        580,186,948       557,664,712        524,736,160       489,403,933
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     453,810,251  $    580,186,948  $     424,811,670  $    524,736,160
                                     =================  ================  =================  ================

                                                   BHFTII
                                        METLIFE RUSSELL 2000(R) INDEX
                                                  DIVISION
                                     -----------------------------------
                                            2018              2017
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (975,720)  $      (514,893)
   Net realized gains (losses).....         42,159,763        28,279,676
   Change in unrealized gains
     (losses) on investments.......       (79,691,483)        17,271,752
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (38,507,440)        45,036,535
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          6,852,241         9,620,298
   Net transfers (including fixed
     account)......................        (1,203,662)         1,575,485
   Contract charges................        (1,010,682)       (1,047,385)
   Transfers for Contract benefits
     and terminations..............       (42,522,989)      (36,609,580)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (37,885,092)      (26,461,182)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (76,392,532)        18,575,353
NET ASSETS:
   Beginning of year...............        373,905,362       355,330,009
                                     -----------------  ----------------
   End of year.....................  $     297,512,830  $    373,905,362
                                     =================  ================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                         BHFTII METLIFE STOCK INDEX           BHFTII MFS(R) TOTAL RETURN
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2018              2017               2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     14,365,704  $      13,689,433  $      1,275,700  $       1,733,488
   Net realized gains (losses).....       335,365,461        221,254,342        10,937,573         11,329,207
   Change in unrealized gains
     (losses) on investments.......     (502,073,849)        326,468,528      (21,195,730)          2,085,703
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (152,342,684)        561,412,303       (8,982,457)         15,148,398
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........        39,382,302         52,505,907         1,643,789          2,195,575
   Net transfers (including fixed
     account)......................      (50,319,982)       (65,927,211)       (3,417,899)          1,389,791
   Contract charges................       (7,187,199)        (7,535,414)         (432,906)          (471,152)
   Transfers for Contract benefits
     and terminations..............     (350,940,199)      (320,802,517)      (16,392,302)       (19,550,057)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......     (369,065,078)      (341,759,235)      (18,599,318)       (16,435,843)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............     (521,407,762)        219,653,068      (27,581,775)        (1,287,445)
NET ASSETS:
   Beginning of year...............     3,191,113,485      2,971,460,417       145,097,990        146,385,435
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  2,669,705,723  $   3,191,113,485  $    117,516,215  $     145,097,990
                                     ================  =================  ================  =================


                                             BHFTII MFS(R) VALUE                 BHFTII MFS(R) VALUE II
                                                  DIVISION                              DIVISION
                                     -----------------------------------  ------------------------------------
                                            2018              2017             2018 (a)             2017
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,321,198  $      3,259,229  $       5,951,121  $       2,953,484
   Net realized gains (losses).....         49,279,328        36,637,754       (25,889,847)        (3,510,786)
   Change in unrealized gains
     (losses) on investments.......      (119,754,398)        37,801,662         11,408,552         15,257,924
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (69,153,872)        77,698,645        (8,530,174)         14,700,622
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          7,489,984         8,478,120          1,438,339          4,433,464
   Net transfers (including fixed
     account)......................        219,806,311      (10,925,494)      (236,447,555)          3,052,126
   Contract charges................        (2,654,248)       (1,999,998)          (420,741)        (1,319,477)
   Transfers for Contract benefits
     and terminations..............       (81,035,818)      (55,996,065)       (10,291,478)       (28,879,364)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        143,606,229      (60,443,437)      (245,721,435)       (22,713,251)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         74,452,357        17,255,208      (254,251,609)        (8,012,629)
NET ASSETS:
   Beginning of year...............        523,781,737       506,526,529        254,251,609        262,264,238
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     598,234,094  $    523,781,737  $              --  $     254,251,609
                                     =================  ================  =================  =================

                                                                                       BHFTII
                                       BHFTII NEUBERGER BERMAN GENESIS     T. ROWE PRICE LARGE CAP GROWTH
                                                  DIVISION                            DIVISION
                                     ----------------------------------  -----------------------------------
                                           2018              2017              2018               2017
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (3,137,215)  $    (2,931,011)  $     (6,101,001)  $    (6,183,150)
   Net realized gains (losses).....        49,898,253        36,628,408        130,647,456        46,716,332
   Change in unrealized gains
     (losses) on investments.......      (67,400,301)         7,109,136      (133,824,761)       112,964,163
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (20,639,263)        40,806,533        (9,278,306)       153,497,345
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         3,592,563         5,334,821         11,138,742        14,066,430
   Net transfers (including fixed
     account)......................       (5,131,524)       (5,128,452)            229,573         8,296,374
   Contract charges................         (647,558)         (673,221)        (1,965,384)       (1,857,240)
   Transfers for Contract benefits
     and terminations..............      (35,791,575)      (32,612,137)       (70,403,522)      (56,046,547)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (37,978,094)      (33,078,989)       (61,000,591)      (35,540,983)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (58,617,357)         7,727,544       (70,278,897)       117,956,362
NET ASSETS:
   Beginning of year...............       314,115,956       306,388,412        609,640,874       491,684,512
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    255,498,599  $    314,115,956  $     539,361,977  $    609,640,874
                                     ================  ================  =================  ================

                                                    BHFTII
                                        T. ROWE PRICE SMALL CAP GROWTH
                                                   DIVISION
                                     ------------------------------------
                                            2018               2017
                                      ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (5,517,602)  $     (4,623,495)
   Net realized gains (losses).....         57,618,276         39,161,019
   Change in unrealized gains
     (losses) on investments.......       (82,396,321)         50,456,480
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (30,295,647)         84,994,004
                                      ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          7,435,971          9,518,108
   Net transfers (including fixed
     account)......................        (3,649,914)          3,554,656
   Contract charges................        (1,208,814)        (1,199,696)
   Transfers for Contract benefits
     and terminations..............       (50,903,991)       (42,605,162)
                                      ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (48,326,748)       (30,732,094)
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (78,622,395)         54,261,910
NET ASSETS:
   Beginning of year...............        467,200,326        412,938,416
                                      ----------------  -----------------
   End of year.....................   $    388,577,931  $     467,200,326
                                      ================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                     BHFTII                   BHFTII WESTERN ASSET MANAGEMENT
                                        VAN ECK GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                                    DIVISION                             DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017              2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (395,048)  $       (430,265)  $      18,664,589  $      13,458,730
   Net realized gains (losses)......          (761,463)          (798,339)          1,364,969          4,574,266
   Change in unrealized gains
     (losses) on investments........        (8,618,297)          1,025,927       (45,377,042)         16,325,415
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (9,774,808)          (202,677)       (25,347,484)         34,358,411
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........             35,318            201,815          5,451,556          7,736,409
   Net transfers (including fixed
     account).......................          1,683,759          5,504,707        (2,285,045)          7,271,506
   Contract charges.................          (375,361)          (393,637)        (1,916,764)        (2,092,968)
   Transfers for Contract benefits
     and terminations...............        (4,736,909)        (3,432,665)       (67,624,089)       (68,874,992)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (3,393,193)          1,880,220       (66,374,342)       (55,960,045)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (13,168,001)          1,677,543       (91,721,826)       (21,601,634)
NET ASSETS:
   Beginning of year................         37,269,860         35,592,317        514,265,588        535,867,222
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      24,101,859  $      37,269,860  $     422,543,762  $     514,265,588
                                      =================  =================  =================  =================

                                             BHFTII WESTERN ASSET
                                          MANAGEMENT U.S. GOVERNMENT         BLACKROCK GLOBAL ALLOCATION V.I.
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                            2018               2017               2018                2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,248,130  $       1,967,595  $           (616)  $         (3,923)
   Net realized gains (losses)......        (1,552,551)          (544,768)              2,696              9,227
   Change in unrealized gains
     (losses) on investments........          (754,838)          (649,450)           (12,549)             40,371
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (1,059,259)            773,377           (10,469)             45,675
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          1,414,724          2,098,063                 --                 --
   Net transfers (including fixed
     account).......................          1,001,762         11,624,638              3,516             52,415
   Contract charges.................          (860,978)          (906,327)                (3)                (3)
   Transfers for Contract benefits
     and terminations...............       (23,173,581)       (21,317,804)            (1,072)          (523,165)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (21,618,073)        (8,501,430)              2,441          (470,753)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (22,677,332)        (7,728,053)            (8,028)          (425,078)
NET ASSETS:
   Beginning of year................        159,678,213        167,406,266             96,276            521,354
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     137,000,881  $     159,678,213  $          88,248  $          96,276
                                      =================  =================  =================  =================


                                             CALVERT VP SRI BALANCED               CALVERT VP SRI MID CAP
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         284,226  $         427,146  $        (36,210)  $        (28,270)
   Net realized gains (losses)......          5,333,401          1,402,624            961,325             43,582
   Change in unrealized gains
     (losses) on investments........        (7,323,486)          3,490,565        (1,285,025)            924,637
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (1,705,859)          5,320,335          (359,910)            939,949
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          1,290,376          1,522,145            248,688            270,196
   Net transfers (including fixed
     account).......................          (895,924)          (613,174)             29,460            249,644
   Contract charges.................           (19,891)           (20,392)              (542)              (862)
   Transfers for Contract benefits
     and terminations...............        (5,884,822)        (6,924,098)        (1,494,700)        (2,848,236)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (5,510,261)        (6,035,519)        (1,217,094)        (2,329,258)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (7,216,120)          (715,184)        (1,577,004)        (1,389,309)
NET ASSETS:
   Beginning of year................         51,869,403         52,584,587          8,745,518         10,134,827
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      44,653,283  $      51,869,403  $       7,168,514  $       8,745,518
                                      =================  =================  =================  =================


                                          DELAWARE VIP SMALL CAP VALUE
                                                    DIVISION
                                      ------------------------------------
                                             2018              2017
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            (33)  $              21
   Net realized gains (losses)......              2,544              4,018
   Change in unrealized gains
     (losses) on investments........            (4,457)            (1,043)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            (1,946)              2,996
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                 --              4,828
   Net transfers (including fixed
     account).......................                722                658
   Contract charges.................                 --                 --
   Transfers for Contract benefits
     and terminations...............           (13,453)           (20,955)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (12,731)           (15,469)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (14,677)           (12,473)
NET ASSETS:
   Beginning of year................             22,010             34,483
                                      -----------------  -----------------
   End of year......................  $           7,333  $          22,010
                                      =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                         FIDELITY(R) VIP CONTRAFUND            FIDELITY(R) VIP EQUITY-INCOME
                                                  DIVISION                               DIVISION
                                    ------------------------------------  --------------------------------------
                                           2018              2017                2018                2017
                                    -----------------  -----------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         (3,861)  $         (2,290)  $          865,021  $          507,075
   Net realized gains (losses)....             91,231            130,198           3,841,839           2,148,956
   Change in unrealized gains
      (losses) on investments.....          (129,154)             67,138        (11,245,135)           6,057,345
                                    -----------------  -----------------  ------------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........           (41,784)            195,046         (6,538,275)           8,713,376
                                    -----------------  -----------------  ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             13,773             99,714             887,161           1,035,049
   Net transfers (including fixed
      account)....................                304           (24,596)           (989,519)           (883,859)
   Contract charges...............               (13)               (29)             (9,548)            (10,633)
   Transfers for Contract benefits
      and terminations............          (174,871)          (671,037)         (7,954,122)        (11,275,305)
                                    -----------------  -----------------  ------------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....          (160,807)          (595,948)         (8,066,028)        (11,134,748)
                                    -----------------  -----------------  ------------------  ------------------
      Net increase (decrease)
        in net assets.............          (202,591)          (400,902)        (14,604,303)         (2,421,372)
NET ASSETS:
   Beginning of year..............            805,722          1,206,624          78,340,010          80,761,382
                                    -----------------  -----------------  ------------------  ------------------
   End of year....................  $         603,131  $         805,722  $       63,735,707  $       78,340,010
                                    =================  =================  ==================  ==================


                                        FIDELITY(R) VIP FREEDOM 2020           FIDELITY(R) VIP FREEDOM 2025
                                                  DIVISION                               DIVISION
                                    -------------------------------------  ------------------------------------
                                           2018                2017              2018               2017
                                    ------------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            3,765  $           3,420  $           4,120  $           (344)
   Net realized gains (losses)....              64,849             88,905             27,609            120,259
   Change in unrealized gains
      (losses) on investments.....           (144,778)            100,067          (116,316)             67,331
                                    ------------------  -----------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            (76,164)            192,392           (84,587)            187,246
                                    ------------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             202,161            518,803            159,140            359,080
   Net transfers (including fixed
      account)....................             153,395           (27,656)            536,789            221,347
   Contract charges...............                  --                 --                 --               (15)
   Transfers for Contract benefits
      and terminations............           (496,652)        (1,139,402)          (298,297)        (1,402,284)
                                    ------------------  -----------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....           (141,096)          (648,255)            397,632          (821,872)
                                    ------------------  -----------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............           (217,260)          (455,863)            313,045          (634,626)
NET ASSETS:
   Beginning of year..............           1,255,251          1,711,114            819,000          1,453,626
                                    ------------------  -----------------  -----------------  -----------------
   End of year....................  $        1,037,991  $       1,255,251  $       1,132,045  $         819,000
                                    ==================  =================  =================  =================

                                                                              FIDELITY(R) VIP
                                        FIDELITY(R) VIP FREEDOM 2030           FREEDOM 2035         FIDELITY(R) VIP FREEDOM 2040
                                                  DIVISION                       DIVISION                     DIVISION
                                    --------------------------------------  ------------------  ------------------------------------
                                           2018                2017              2018 (b)              2018              2017
                                    ------------------  ------------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            8,852  $            2,295  $              676  $             273  $             612
   Net realized gains (losses)....              84,808             264,577               1,676             21,052             20,276
   Change in unrealized gains
      (losses) on investments.....           (378,077)             341,834            (12,427)           (78,959)             67,940
                                    ------------------  ------------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........           (284,417)             608,706            (10,075)           (57,634)             88,828
                                    ------------------  ------------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             188,522           2,090,378              46,356             88,343            358,332
   Net transfers (including fixed
      account)....................             161,673             (3,536)             149,210             54,651            (2,632)
   Contract charges...............                 (5)                 (3)                (10)               (51)                (5)
   Transfers for Contract benefits
      and terminations............           (133,924)         (1,756,313)            (79,890)          (120,996)           (94,333)
                                    ------------------  ------------------  ------------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             216,266             330,526             115,666             21,947            261,362
                                    ------------------  ------------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............            (68,151)             939,232             105,591           (35,687)            350,190
NET ASSETS:
   Beginning of year..............           3,021,173           2,081,941                  --            534,464            184,274
                                    ------------------  ------------------  ------------------  -----------------  -----------------
   End of year....................  $        2,953,022  $        3,021,173  $          105,591  $         498,777  $         534,464
                                    ==================  ==================  ==================  =================  =================

                                      FIDELITY(R) VIP
                                       FREEDOM 2045
                                         DIVISION
                                    ------------------
                                         2018 (b)
                                    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $              927
   Net realized gains (losses)....                 839
   Change in unrealized gains
      (losses) on investments.....            (15,977)
                                    ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            (14,211)
                                    ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........              59,651
   Net transfers (including fixed
      account)....................             110,163
   Contract charges...............                (12)
   Transfers for Contract benefits
      and terminations............            (30,691)
                                    ------------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             139,111
                                    ------------------
      Net increase (decrease)
        in net assets.............             124,900
NET ASSETS:
   Beginning of year..............                  --
                                    ------------------
   End of year....................  $          124,900
                                    ==================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          FIDELITY(R) VIP FREEDOM 2050        FIDELITY(R) VIP FUNDSMANAGER 50%
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -------------------------------------
                                            2018                2017               2018               2017
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             845  $             422  $      (1,823,243)  $     (2,467,365)
   Net realized gains (losses)......               (91)             15,025          25,500,586          3,985,124
   Change in unrealized gains
     (losses) on investments........           (50,380)             27,522        (43,710,159)         34,017,799
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (49,626)             42,969        (20,032,816)         35,535,558
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            161,714            172,611           1,291,831             72,753
   Net transfers (including fixed
     account).......................             13,240           (18,181)                  --                 --
   Contract charges.................               (33)                 --                  --                 --
   Transfers for Contract benefits
     and terminations...............           (16,804)           (91,183)        (38,312,008)       (16,483,915)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......            158,117             63,247        (37,020,177)       (16,411,162)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............            108,491            106,216        (57,052,993)         19,124,396
NET ASSETS:
   Beginning of year................            253,618            147,402         315,705,343        296,580,947
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $         362,109  $         253,618  $      258,652,350  $     315,705,343
                                      =================  =================  ==================  =================

                                                                                       FIDELITY(R) VIP
                                        FIDELITY(R) VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -------------------------------------
                                             2018               2017               2018                2017
                                      -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (2,094,057)  $     (2,575,304)   $          36,949  $        (15,926)
   Net realized gains (losses)......         36,250,723         12,885,269                  --                 --
   Change in unrealized gains
     (losses) on investments........       (55,081,469)         29,289,392                  --                 --
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (20,924,803)         39,599,357              36,949           (15,926)
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            141,669            345,604             358,462            358,961
   Net transfers (including fixed
     account).......................                 --                 --             880,526           (63,710)
   Contract charges.................                 --                 --                  --                 --
   Transfers for Contract benefits
     and terminations...............       (36,528,395)       (39,688,857)           (929,472)        (1,392,372)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (36,386,726)       (39,343,253)             309,516        (1,097,121)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (57,311,529)            256,104             346,465        (1,113,047)
NET ASSETS:
   Beginning of year................        286,973,777        286,717,673           5,009,176          6,122,223
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $     229,662,248  $     286,973,777   $       5,355,641  $       5,009,176
                                      =================  =================   =================  =================


                                             FIDELITY(R) VIP GROWTH         FIDELITY(R) VIP INVESTMENT GRADE BOND
                                                    DIVISION                              DIVISION
                                      ------------------------------------  --------------------------------------
                                             2018              2017                2018                2017
                                      -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (720,227)  $       (678,855)   $         136,302  $         149,417
   Net realized gains (losses)......         18,774,009         11,702,690               9,465             55,597
   Change in unrealized gains
     (losses) on investments........       (18,154,623)         15,803,560           (301,382)            167,272
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (100,841)         26,827,395           (155,615)            372,286
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            938,550          1,014,660             313,722            359,045
   Net transfers (including fixed
     account).......................          (967,645)          (658,702)           (142,849)            406,064
   Contract charges.................            (1,389)            (1,825)               (234)              (474)
   Transfers for Contract benefits
     and terminations...............       (10,948,033)       (12,406,063)         (1,445,603)        (3,261,495)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (10,978,517)       (12,051,930)         (1,274,964)        (2,496,860)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (11,079,358)         14,775,465         (1,430,579)        (2,124,574)
NET ASSETS:
   Beginning of year................         98,637,848         83,862,383          10,239,907         12,364,481
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $      87,558,490  $      98,637,848   $       8,809,328  $      10,239,907
                                      =================  =================   =================  =================


                                             FIDELITY(R) VIP MID CAP
                                                    DIVISION
                                      -------------------------------------
                                             2018               2017
                                      ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (3,368)  $         (2,655)
   Net realized gains (losses)......              84,342             43,722
   Change in unrealized gains
     (losses) on investments........           (150,743)             74,905
                                      ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            (69,769)            115,972
                                      ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........               1,407             46,181
   Net transfers (including fixed
     account).......................            (90,828)            (4,218)
   Contract charges.................                  --                (2)
   Transfers for Contract benefits
     and terminations...............            (99,544)          (130,255)
                                      ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (188,965)           (88,294)
                                      ------------------  -----------------
     Net increase (decrease)
        in net assets...............           (258,734)             27,678
NET ASSETS:
   Beginning of year................             676,874            649,196
                                      ------------------  -----------------
   End of year......................  $          418,140  $         676,874
                                      ==================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              FTVIPT TEMPLETON
                                           DEVELOPING MARKETS VIP            FTVIPT TEMPLETON FOREIGN VIP
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            (97)  $            298  $             15  $              27
   Net realized gains (losses).....              2,258            38,407                --                209
   Change in unrealized gains
     (losses) on investments.......           (27,683)            23,352             (131)                 12
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (25,522)            62,057             (116)                248
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                410             6,955                --              2,536
   Net transfers (including fixed
     account)......................             12,917            20,568                --                 --
   Contract charges................                 --                --                --                (1)
   Transfers for Contract benefits
     and terminations..............            (5,444)         (157,868)               (1)            (3,447)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......              7,883         (130,345)               (1)              (912)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           (17,639)          (68,288)             (117)              (664)
NET ASSETS:
   Beginning of year...............            152,910           221,198               726              1,390
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $         135,271  $        152,910  $            609  $             726
                                     =================  ================  ================  =================


                                           IVY VIP ASSET STRATEGY              JANUS HENDERSON ENTERPRISE
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                            2018              2017               2018               2017
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $              13  $               9  $           (996)  $         (1,501)
   Net realized gains (losses).....                 43               (67)             14,690             26,483
   Change in unrealized gains
     (losses) on investments.......              (183)                477           (13,731)             20,550
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              (127)                419               (37)             45,532
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                 --                 --              1,399             17,548
   Net transfers (including fixed
     account)......................                 21                 14            (7,863)           (10,844)
   Contract charges................                 --                 --                 --                 --
   Transfers for Contract benefits
     and terminations..............              (704)              (256)           (38,141)          (150,208)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......              (683)              (242)           (44,605)          (143,504)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............              (810)                177           (44,642)           (97,972)
NET ASSETS:
   Beginning of year...............              2,827              2,650            149,792            247,764
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $           2,017  $           2,827  $         105,150  $         149,792
                                     =================  =================  =================  =================

                                                   LMPVET                         LMPVET CLEARBRIDGE
                                      CLEARBRIDGE VARIABLE APPRECIATION       VARIABLE DIVIDEND STRATEGY
                                                  DIVISION                             DIVISION
                                     ----------------------------------  ------------------------------------
                                           2018              2017               2018               2017
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            159  $            163  $             458  $             404
   Net realized gains (losses).....             2,869             1,638              4,936                962
   Change in unrealized gains
     (losses) on investments.......           (4,002)             5,404            (9,239)              9,356
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             (974)             7,205            (3,845)             10,722
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........               586            10,021                 --              2,658
   Net transfers (including fixed
     account)......................             (205)             (782)            (1,356)           (10,215)
   Contract charges................                --                --                 --                 --
   Transfers for Contract benefits
     and terminations..............           (5,136)             (134)                (3)                (2)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......           (4,755)             9,105            (1,359)            (7,559)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (5,729)            16,310            (5,204)              3,163
NET ASSETS:
   Beginning of year...............            48,429            32,119             69,596             66,433
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $         42,700  $         48,429  $          64,392  $          69,596
                                     ================  ================  =================  =================

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH
                                                  DIVISION
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (3,114)  $         (3,878)
   Net realized gains (losses).....             32,938             41,524
   Change in unrealized gains
     (losses) on investments.......           (36,755)             83,444
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (6,931)            121,090
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........              6,734             92,127
   Net transfers (including fixed
     account)......................             49,969            (1,137)
   Contract charges................                 --                 --
   Transfers for Contract benefits
     and terminations..............           (69,279)          (396,623)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......           (12,576)          (305,633)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (19,507)          (184,543)
NET ASSETS:
   Beginning of year...............            508,988            693,531
                                     -----------------  -----------------
   End of year.....................  $         489,481  $         508,988
                                     =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                            LMPVET CLEARBRIDGE
                                         VARIABLE SMALL CAP GROWTH         LMPVIT WESTERN ASSET CORE PLUS
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                          2018               2017              2018               2017
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (219)  $           (292)  $          2,280  $           3,569
   Net realized gains (losses)....             7,294              3,756             (912)              (476)
   Change in unrealized gains
     (losses) on investments......           (3,935)              3,359           (4,458)              3,912
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             3,140              6,823           (3,090)              7,005
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........             1,171              2,472                --             42,729
   Net transfers (including fixed
     account).....................           (3,696)                677             4,097             13,534
   Contract charges...............                --                 --                --                 --
   Transfers for Contract benefits
     and terminations.............          (13,008)           (23,739)          (22,754)          (123,779)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....          (15,533)           (20,590)          (18,657)           (67,516)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............          (12,393)           (13,767)          (21,747)           (60,511)
NET ASSETS:
   Beginning of year..............            27,439             41,206           104,815            165,326
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $         15,046  $          27,439  $         83,068  $         104,815
                                    ================  =================  ================  =================

                                              MORGAN STANLEY                         OPPENHEIMER
                                         VIF GLOBAL INFRASTRUCTURE        GLOBAL MULTI-ALTERNATIVES FUND/VA
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                          2018              2017               2018            2017 (c)
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            960  $             578  $          (173)  $            (78)
   Net realized gains (losses)....               781              2,991               (1)                 --
   Change in unrealized gains
     (losses) on investments......           (8,527)              3,316             (537)               (97)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (6,786)              6,885             (711)              (175)
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........             1,300                 --                --                 --
   Net transfers (including fixed
     account).....................             8,856              6,491                --             15,885
   Contract charges...............              (28)               (26)               (3)                (3)
   Transfers for Contract benefits
     and terminations.............           (2,872)            (1,590)               (3)                (2)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             7,256              4,875               (6)             15,880
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............               470             11,760             (717)             15,705
NET ASSETS:
   Beginning of year..............            61,644             49,884            15,705                 --
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $         62,114  $          61,644  $         14,988  $          15,705
                                    ================  =================  ================  =================

                                                 PIMCO VIT
                                      COMMODITYREALRETURN(R) STRATEGY          PIMCO VIT DYNAMIC BOND
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                           2018              2017               2018              2017
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $            205  $          4,716  $           1,329  $             57
   Net realized gains (losses)....              (994)           (2,033)              1,773               193
   Change in unrealized gains
     (losses) on investments......            (5,871)           (1,763)            (4,192)             3,635
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            (6,660)               920            (1,090)             3,885
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........                 --                --                 --                --
   Net transfers (including fixed
     account).....................                142            11,449           (11,630)             8,643
   Contract charges...............               (12)              (12)                (9)              (10)
   Transfers for Contract benefits
     and terminations.............            (7,646)          (11,873)           (23,275)           (3,338)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....            (7,516)             (436)           (34,914)             5,295
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............           (14,176)               484           (36,004)             9,180
NET ASSETS:
   Beginning of year..............             49,885            49,401            121,046           111,866
                                     ----------------  ----------------  -----------------  ----------------
   End of year....................   $         35,709  $         49,885  $          85,042  $        121,046
                                     ================  ================  =================  ================

                                                 PIMCO VIT
                                           EMERGING MARKETS BOND
                                                 DIVISION
                                    -----------------------------------
                                           2018              2017
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           1,635  $          2,431
   Net realized gains (losses)....              (181)               499
   Change in unrealized gains
     (losses) on investments......            (5,833)             2,731
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            (4,379)             5,661
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........                 --                --
   Net transfers (including fixed
     account).....................                714          (16,605)
   Contract charges...............               (17)              (16)
   Transfers for Contract benefits
     and terminations.............            (5,176)           (1,341)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....            (4,479)          (17,962)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............            (8,858)          (12,301)
NET ASSETS:
   Beginning of year..............             71,038            83,339
                                    -----------------  ----------------
   End of year....................  $          62,180  $         71,038
                                    =================  ================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                                          TAP 1919 VARIABLE
                                                                                                    SOCIALLY RESPONSIVE BALANCED
                                                                                                              DIVISION
                                                                                                ------------------------------------
                                                                                                       2018              2017
                                                                                                -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................  $              51  $              88
   Net realized gains (losses)................................................................              2,316              1,910
   Change in unrealized gains
      (losses) on investments.................................................................            (3,047)                981
                                                                                                -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations.......................................................................              (680)              2,979
                                                                                                -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners....................................................................              5,938             14,689
   Net transfers (including fixed
      account)................................................................................              (104)              3,804
   Contract charges...........................................................................                 --                (1)
   Transfers for Contract benefits
      and terminations........................................................................            (2,609)            (4,947)
                                                                                                -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.................................................................              3,225             13,545
                                                                                                -----------------  -----------------
      Net increase (decrease)
        in net assets.........................................................................              2,545             16,524
NET ASSETS:
   Beginning of year..........................................................................             24,126              7,602
                                                                                                -----------------  -----------------
   End of year................................................................................  $          26,671  $          24,126
                                                                                                =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT E
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, series or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series(R)                           Janus Aspen Series ("Janus Aspen")
   ("American Funds")                                        Legg Mason Partners Variable Equity Trust
BlackRock Variable Series Funds, Inc. ("BlackRock")            ("LMPVET")
Brighthouse Funds Trust I ("BHFTI")                          Legg Mason Partners Variable Income Trust
Brighthouse Funds Trust II ("BHFTII")                          ("LMPVIT")
Calvert Variable Series, Inc. ("Calvert")                    Morgan Stanley Variable Insurance Fund, Inc.
Delaware VIP Trust ("Delaware VIP")                            ("Morgan Stanley VIF")
Fidelity(R) Variable Insurance Products ("Fidelity VIP")     Oppenheimer Variable Account Funds
Franklin Templeton Variable Insurance Products Trust           ("Oppenheimer VA")
   ("FTVIPT")                                                PIMCO Variable Insurance Trust ("PIMCO VIT")
Ivy Variable Insurance Portfolios ("Ivy VIP")                Trust for Advised Portfolios ("TAP")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.


2.  LIST OF DIVISIONS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2018:

American Funds(R) Bond Division                         BHFTI BlackRock High Yield Division (a)
American Funds(R) Global Growth Division                BHFTI Brighthouse Asset Allocation 100 Division (a)
American Funds(R) Global Small Capitalization           BHFTI Brighthouse Balanced Plus Division
   Division (a)                                         BHFTI Brighthouse Small Cap Value Division
American Funds(R) Growth Division                       BHFTI Brighthouse/Aberdeen Emerging Markets
American Funds(R) Growth-Income Division                   Equity Division (a)
BHFTI AB Global Dynamic Allocation Division             BHFTI Brighthouse/Artisan International Division
BHFTI American Funds(R) Balanced Allocation             BHFTI Brighthouse/Eaton Vance Floating Rate
   Division (a)                                            Division
BHFTI American Funds(R) Growth Allocation               BHFTI Brighthouse/Franklin Low Duration Total
   Division (a)                                            Return Division
BHFTI American Funds(R) Growth Division                 BHFTI Brighthouse/Templeton International Bond
BHFTI American Funds(R) Moderate Allocation                Division
   Division (a)                                         BHFTI Brighthouse/Wellington Large Cap Research
BHFTI AQR Global Risk Balanced Division                    Division (a)
BHFTI BlackRock Global Tactical Strategies Division     BHFTI Clarion Global Real Estate Division (a)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF DIVISIONS -- (CONTINUED)


BHFTI ClearBridge Aggressive Growth Division (a)           BHFTII MetLife Mid Cap Stock Index Division (a)
BHFTI Fidelity Institutional Asset Management(R)           BHFTII MetLife MSCI EAFE(R) Index Division (a)
   Government Income Division                              BHFTII MetLife Russell 2000(R) Index Division (a)
BHFTI Harris Oakmark International Division (a)            BHFTII MetLife Stock Index Division (a)
BHFTI Invesco Balanced-Risk Allocation Division            BHFTII MFS(R) Total Return Division (a)
BHFTI Invesco Comstock Division                            BHFTII MFS(R) Value Division (a)
BHFTI Invesco Small Cap Growth Division (a)                BHFTII Neuberger Berman Genesis Division (a)
BHFTI JPMorgan Core Bond Division                          BHFTII T. Rowe Price Large Cap Growth Division (a)
BHFTI JPMorgan Global Active Allocation Division           BHFTII T. Rowe Price Small Cap Growth Division (a)
BHFTI JPMorgan Small Cap Value Division (a)                BHFTII Van Eck Global Natural Resources Division
BHFTI Loomis Sayles Global Markets Division                BHFTII Western Asset Management Strategic Bond
BHFTI MetLife Multi-Index Targeted Risk Division             Opportunities Division (a)
BHFTI MFS(R) Research International Division (a)           BHFTII Western Asset Management U.S. Government
BHFTI Morgan Stanley Mid Cap Growth Division (a)             Division (a)
BHFTI Oppenheimer Global Equity Division (a)               BlackRock Global Allocation V.I. Division
BHFTI PanAgora Global Diversified Risk Division            Calvert VP SRI Balanced Division
BHFTI PIMCO Inflation Protected Bond Division (a)          Calvert VP SRI Mid Cap Division
BHFTI PIMCO Total Return Division (a)                      Delaware VIP Small Cap Value Division
BHFTI Schroders Global Multi-Asset Division                Fidelity(R) VIP Contrafund Division
BHFTI SSGA Growth and Income ETF Division (a)              Fidelity(R) VIP Equity-Income Division
BHFTI SSGA Growth ETF Division (a)                         Fidelity(R) VIP Freedom 2020 Division
BHFTI T. Rowe Price Large Cap Value Division               Fidelity(R) VIP Freedom 2025 Division
BHFTI T. Rowe Price Mid Cap Growth Division (a)            Fidelity(R) VIP Freedom 2030 Division
BHFTI TCW Core Fixed Income Division                       Fidelity(R) VIP Freedom 2035 Division (b)
BHFTI Victory Sycamore Mid Cap Value Division (a)          Fidelity(R) VIP Freedom 2040 Division
BHFTI Wells Capital Management Mid Cap Value               Fidelity(R) VIP Freedom 2045 Division (b)
   Division                                                Fidelity(R) VIP Freedom 2050 Division
BHFTII Baillie Gifford International Stock Division (a)    Fidelity(R) VIP FundsManager 50% Division
BHFTII BlackRock Bond Income Division (a)                  Fidelity(R) VIP FundsManager 60% Division
BHFTII BlackRock Capital Appreciation Division (a)         Fidelity(R) VIP Government Money Market Division
BHFTII BlackRock Ultra-Short Term Bond                     Fidelity(R) VIP Growth Division
   Division (a)                                            Fidelity(R) VIP Investment Grade Bond Division
BHFTII Brighthouse Asset Allocation 20 Division (a)        Fidelity(R) VIP Mid Cap Division
BHFTII Brighthouse Asset Allocation 40 Division (a)        FTVIPT Templeton Developing Markets VIP Division
BHFTII Brighthouse Asset Allocation 60 Division (a)        FTVIPT Templeton Foreign VIP Division
BHFTII Brighthouse Asset Allocation 80 Division (a)        Ivy VIP Asset Strategy Division
BHFTII Brighthouse/Artisan Mid Cap Value                   Janus Henderson Enterprise Division
   Division (a)                                            LMPVET ClearBridge Variable Appreciation Division
BHFTII Brighthouse/Dimensional International Small         LMPVET ClearBridge Variable Dividend Strategy
   Company Division                                          Division
BHFTII Brighthouse/Wellington Balanced Division (a)        LMPVET ClearBridge Variable Large Cap Growth
BHFTII Brighthouse/Wellington Core Equity                    Division
   Opportunities Division (a)                              LMPVET ClearBridge Variable Small Cap Growth
BHFTII Frontier Mid Cap Growth Division (a)                  Division
BHFTII Jennison Growth Division (a)                        LMPVIT Western Asset Core Plus Division
BHFTII Loomis Sayles Small Cap Core Division (a)           Morgan Stanley VIF Global Infrastructure Division
BHFTII Loomis Sayles Small Cap Growth Division (a)         Oppenheimer Global Multi-Alternatives Fund/VA
BHFTII MetLife Aggregate Bond Index Division (a)             Division

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF DIVISIONS -- (CONCLUDED)


PIMCO VIT CommodityRealReturn(R) Strategy              PIMCO VIT Emerging Markets Bond Division
   Division                                            TAP 1919 Variable Socially Responsive Balanced
PIMCO VIT Dynamic Bond Division                          Division

(a) This Division invests in two or more share classes within the underlying fund, series or portfolio of the Trusts.
(b) This Division began operations during the year ended December 31, 2018.


3.  PORTFOLIO CHANGES


A. The following Divisions ceased operations during the year ended December 31, 2018:

BHFTI Allianz Global Investors Dynamic Multi-Asset Plus Division
BHFTI Schroders Global Multi-Asset II Division
BHFTII MFS(R) Value II Division

B. The operations of the Divisions were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGES:

Former Name                                            New Name

BHFTI Pyramis Government Income Portfolio              BHFTI Fidelity Institutional Asset Management
                                                         Government Income Portfolio
PIMCO VIT Unconstrained Bond Portfolio                 PIMCO VIT Dynamic Bond Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI JPMorgan Global Active Allocation Portfolio
   Plus Portfolio
BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio
BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio


4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)



SECURITY VALUATION
A Division's investment in shares of a fund, series or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.


ANNUITY PAYOUTS
Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables. The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.


PURCHASE PAYMENTS
Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.


NET TRANSFERS
Assets transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide additional amounts at death to pay expenses that may be due upon the death of the Contract owner, unless the Contract owner is a non-natural person and then the benefit is payable upon the death of the Annuitant. This amount may not be sufficient to cover expenses that the Contract owner's heirs may have to pay.

      Enhanced Stepped-Up Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual Contract anniversary value in the Contract or the greater of the account balance, annual increase amount or highest annual Contract anniversary value in the Contract.

      Preservation and Growth Rider -- For an additional charge, the Company will guarantee at a future date the Account Value (adjusted for withdrawals) will not be less than the initial Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018.

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.00% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Benefit Rider                                                                          0.10% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth Rider                                                                              1.15% - 1.80%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract. The range of the effective rates disclosed above excludes any waivers granted to certain Divisions.

The following optional rider charges paid to the Company are charged at each Contract anniversary date through the redemption of units, which are recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the Contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES -- (CONCLUDED)


      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

A Contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. The Company reserves the right to charge a transfer fee ranging from $0 to $25 after twelve transfers are made in a Contract year or, for certain Contracts. Currently, the Company is not charging a transfer fee.

In addition, certain Contracts impose a surrender charge of 0% to 9% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2018 and 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS



                                                                       AS OF DECEMBER 31, 2018
                                                                   ------------------------------

                                                                      SHARES          COST ($)
                                                                   -------------    -------------
     American Funds(R) Bond Division.............................      7,239,999       79,159,079
     American Funds(R) Global Growth Division....................          9,865          248,584
     American Funds(R) Global Small Capitalization Division......     18,493,497      387,221,734
     American Funds(R) Growth Division...........................     13,119,466      797,972,235
     American Funds(R) Growth-Income Division....................     15,696,771      624,762,121
     BHFTI AB Global Dynamic Allocation Division.................    116,004,082    1,205,876,079
     BHFTI Allianz Global Investors Dynamic Multi-Asset
       Plus Division.............................................             --               --
     BHFTI American Funds(R) Balanced Allocation Division........     81,728,812      769,984,885
     BHFTI American Funds(R) Growth Allocation Division..........     44,746,677      398,506,026
     BHFTI American Funds(R) Growth Division.....................     32,872,865      307,848,722
     BHFTI American Funds(R) Moderate Allocation Division........     84,337,205      793,103,993
     BHFTI AQR Global Risk Balanced Division.....................    126,415,164    1,311,330,854
     BHFTI BlackRock Global Tactical Strategies Division.........    180,147,635    1,790,051,743
     BHFTI BlackRock High Yield Division.........................         54,334          410,136
     BHFTI Brighthouse Asset Allocation 100 Division.............     17,914,055      206,894,231
     BHFTI Brighthouse Balanced Plus Division....................    333,501,201    3,536,940,532
     BHFTI Brighthouse Small Cap Value Division..................      1,148,690       17,032,322
     BHFTI Brighthouse/Aberdeen Emerging Markets
       Equity Division...........................................      5,032,077       48,950,740
     BHFTI Brighthouse/Artisan International Division............            203            2,062
     BHFTI Brighthouse/Eaton Vance Floating Rate Division........      2,947,392       30,284,903
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Division..................................................      8,013,652       78,623,461
     BHFTI Brighthouse/Templeton International Bond Division.....        612,832        6,864,192
     BHFTI Brighthouse/Wellington Large Cap Research Division....     48,382,459      565,872,056
     BHFTI Clarion Global Real Estate Division...................     16,130,355      199,800,284
     BHFTI ClearBridge Aggressive Growth Division................     27,959,257      371,786,226
     BHFTI Fidelity Institutional Asset Management(R) Government
       Income Division...........................................     38,724,116      416,646,078
     BHFTI Harris Oakmark International Division.................     33,482,160      474,245,885
     BHFTI Invesco Balanced-Risk Allocation Division.............     52,715,779      536,674,222
     BHFTI Invesco Comstock Division.............................          3,762           56,935
     BHFTI Invesco Small Cap Growth Division.....................      4,051,143       57,757,641
     BHFTI JPMorgan Core Bond Division...........................      8,132,766       84,786,697
     BHFTI JPMorgan Global Active Allocation Division............     73,049,796      810,167,767
     BHFTI JPMorgan Small Cap Value Division.....................      1,259,291       19,098,722
     BHFTI Loomis Sayles Global Markets Division.................      6,274,533       87,430,941
     BHFTI MetLife Multi-Index Targeted Risk Division............     72,548,947      845,811,828
     BHFTI MFS(R) Research International Division................     14,364,746      160,298,240
     BHFTI Morgan Stanley Mid Cap Growth Division................     18,552,582      243,143,097
     BHFTI Oppenheimer Global Equity Division....................     11,102,210      191,307,051
     BHFTI PanAgora Global Diversified Risk Division.............      7,273,726       76,603,755
     BHFTI PIMCO Inflation Protected Bond Division...............     36,824,990      399,459,567
     BHFTI PIMCO Total Return Division...........................     67,640,378      793,883,449
     BHFTI Schroders Global Multi-Asset Division.................     70,103,121      818,394,999
     BHFTI Schroders Global Multi-Asset II Division..............             --               --
     BHFTI SSGA Growth and Income ETF Division...................     62,728,392      691,121,450
     BHFTI SSGA Growth ETF Division..............................     11,819,279      132,211,685
     BHFTI T. Rowe Price Large Cap Value Division................         14,414          476,216
     BHFTI T. Rowe Price Mid Cap Growth Division.................     45,455,731      442,077,326
     BHFTI TCW Core Fixed Income Division........................         23,920          243,856

                                                                         FOR THE YEAR ENDED
                                                                          DECEMBER 31, 2018
                                                                   -----------------------------------
                                                                      COST OF           PROCEEDS
                                                                   PURCHASES ($)     FROM SALES ($)
                                                                   ----------------  -----------------
     American Funds(R) Bond Division.............................      6,813,078         17,896,334
     American Funds(R) Global Growth Division....................         34,404            111,608
     American Funds(R) Global Small Capitalization Division......     27,928,057         72,299,892
     American Funds(R) Growth Division...........................    119,292,344        180,010,422
     American Funds(R) Growth-Income Division....................     71,017,323        139,535,697
     BHFTI AB Global Dynamic Allocation Division.................     31,235,431        203,584,715
     BHFTI Allianz Global Investors Dynamic Multi-Asset
       Plus Division.............................................      7,312,318(a)      79,847,401(a)
     BHFTI American Funds(R) Balanced Allocation Division........     73,160,031        127,307,525
     BHFTI American Funds(R) Growth Allocation Division..........     51,633,580         71,898,600
     BHFTI American Funds(R) Growth Division.....................     56,058,422         87,400,850
     BHFTI American Funds(R) Moderate Allocation Division........     62,437,325        144,785,563
     BHFTI AQR Global Risk Balanced Division.....................    109,618,559        159,263,759
     BHFTI BlackRock Global Tactical Strategies Division.........    161,696,172        237,065,445
     BHFTI BlackRock High Yield Division.........................         55,946             48,460
     BHFTI Brighthouse Asset Allocation 100 Division.............     20,534,436         31,187,405
     BHFTI Brighthouse Balanced Plus Division....................    393,080,973        312,725,954
     BHFTI Brighthouse Small Cap Value Division..................      2,195,313          2,716,432
     BHFTI Brighthouse/Aberdeen Emerging Markets
       Equity Division...........................................      5,689,915          7,390,382
     BHFTI Brighthouse/Artisan International Division............            280                835
     BHFTI Brighthouse/Eaton Vance Floating Rate Division........      6,519,031          5,885,918
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Division..................................................      9,320,380         16,641,641
     BHFTI Brighthouse/Templeton International Bond Division.....        197,682          1,555,400
     BHFTI Brighthouse/Wellington Large Cap Research Division....     96,887,492         92,894,011
     BHFTI Clarion Global Real Estate Division...................     15,420,314         32,421,654
     BHFTI ClearBridge Aggressive Growth Division................     37,480,766        111,713,660
     BHFTI Fidelity Institutional Asset Management(R) Government
       Income Division...........................................     16,706,089         65,277,124
     BHFTI Harris Oakmark International Division.................     53,097,287         54,388,603
     BHFTI Invesco Balanced-Risk Allocation Division.............     52,184,583         65,820,838
     BHFTI Invesco Comstock Division.............................         21,691              7,790
     BHFTI Invesco Small Cap Growth Division.....................     15,277,839         12,713,830
     BHFTI JPMorgan Core Bond Division...........................      5,152,436         16,828,239
     BHFTI JPMorgan Global Active Allocation Division............    142,620,719         93,381,299
     BHFTI JPMorgan Small Cap Value Division.....................      2,374,905          5,154,103
     BHFTI Loomis Sayles Global Markets Division.................     12,798,194         24,401,323
     BHFTI MetLife Multi-Index Targeted Risk Division............     86,235,340         91,808,029
     BHFTI MFS(R) Research International Division................      8,461,460         27,809,384
     BHFTI Morgan Stanley Mid Cap Growth Division................     90,862,046         59,102,615
     BHFTI Oppenheimer Global Equity Division....................     40,383,427         35,089,455
     BHFTI PanAgora Global Diversified Risk Division.............      7,839,964         17,765,676
     BHFTI PIMCO Inflation Protected Bond Division...............     11,860,453         72,701,644
     BHFTI PIMCO Total Return Division...........................     23,306,371        158,444,709
     BHFTI Schroders Global Multi-Asset Division.................    448,436,212        118,753,125
     BHFTI Schroders Global Multi-Asset II Division..............     62,406,639(a)     407,311,484(a)
     BHFTI SSGA Growth and Income ETF Division...................     57,486,407        145,592,766
     BHFTI SSGA Growth ETF Division..............................     15,403,903         21,513,031
     BHFTI T. Rowe Price Large Cap Value Division................         87,132            156,144
     BHFTI T. Rowe Price Mid Cap Growth Division.................     80,579,131         81,414,937
     BHFTI TCW Core Fixed Income Division........................          5,782             17,205

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                      FOR THE YEAR ENDED
                                                                   AS OF DECEMBER 31, 2018             DECEMBER 31, 2018
                                                              -------------------------------  ------------------------------------
                                                                                                   COST OF           PROCEEDS
                                                                  SHARES          COST ($)      PURCHASES ($)     FROM SALES ($)
                                                              --------------    -------------  -----------------  -----------------
     BHFTI Victory Sycamore Mid Cap Value Division..........      21,477,596      373,703,785      75,639,960         65,443,925
     BHFTI Wells Capital Management Mid Cap Value Division..          29,155          343,460          39,505             14,897
     BHFTII Baillie Gifford International Stock Division....       9,744,555      105,666,668       6,391,766         16,110,232
     BHFTII BlackRock Bond Income Division..................       3,855,771      410,372,552      22,134,512         68,884,907
     BHFTII BlackRock Capital Appreciation Division.........       4,543,690      140,483,893      41,898,505         39,018,072
     BHFTII BlackRock Ultra-Short Term Bond Division........         496,294       49,778,559      14,744,227         21,204,126
     BHFTII Brighthouse Asset Allocation 20 Division........      32,687,035      357,148,704      21,030,796         71,872,363
     BHFTII Brighthouse Asset Allocation 40 Division........      86,144,879      949,249,519      57,748,969        191,101,261
     BHFTII Brighthouse Asset Allocation 60 Division........     278,525,269    3,101,589,463     212,185,636        608,458,656
     BHFTII Brighthouse Asset Allocation 80 Division........     124,651,188    1,460,254,558     115,239,284        277,103,460
     BHFTII Brighthouse/Artisan Mid Cap Value Division......         827,860      180,155,232      16,617,862         33,031,657
     BHFTII Brighthouse/Dimensional International Small
        Company Division....................................         662,911        9,222,465       2,034,468          1,616,142
     BHFTII Brighthouse/Wellington Balanced Division........      29,302,389      506,754,588      57,071,418         71,718,889
     BHFTII Brighthouse/Wellington Core Equity
        Opportunities Division..............................      15,878,735      467,527,986      40,431,106        104,389,284
     BHFTII Frontier Mid Cap Growth Division................      13,266,082      362,560,800      57,872,009         65,552,986
     BHFTII Jennison Growth Division........................      12,965,307      182,915,447      58,080,074         45,738,320
     BHFTII Loomis Sayles Small Cap Core Division...........         641,723      152,425,665      22,417,402         27,971,391
     BHFTII Loomis Sayles Small Cap Growth Division.........       4,298,423       54,789,079      19,834,275         12,030,755
     BHFTII MetLife Aggregate Bond Index Division...........      94,020,531    1,014,152,733      55,101,254        170,830,706
     BHFTII MetLife Mid Cap Stock Index Division............      28,132,731      422,896,103      63,337,733         82,148,157
     BHFTII MetLife MSCI EAFE(R) Index Division.............      35,480,950      420,640,116      34,169,864         50,712,961
     BHFTII MetLife Russell 2000(R) Index Division..........      16,675,681      260,539,989      43,818,643         57,911,085
     BHFTII MetLife Stock Index Division....................      57,521,840    1,980,818,416     268,136,563        446,872,906
     BHFTII MFS(R) Total Return Division....................         775,421      114,289,476      14,300,748         23,314,198
     BHFTII MFS(R) Value Division...........................      43,785,790      659,589,975     317,876,422        127,769,434
     BHFTII MFS(R) Value II Division........................              --               --      73,352,490(a)     248,663,047(a)
     BHFTII Neuberger Berman Genesis Division...............      13,911,100      226,488,869      42,583,442         46,315,465
     BHFTII T. Rowe Price Large Cap Growth Division.........      26,445,461      525,847,393     139,562,574         94,531,171
     BHFTII T. Rowe Price Small Cap Growth Division.........      19,063,241      339,761,528      52,012,334         66,385,899
     BHFTII Van Eck Global Natural Resources Division.......       3,162,974       36,349,756       2,900,552          6,688,796
     BHFTII Western Asset Management Strategic Bond
        Opportunities Division..............................      33,542,170      430,926,619      33,939,328         81,649,091
     BHFTII Western Asset Management U.S. Government
        Division............................................      11,975,944      143,236,971       8,435,828         28,805,785
     BlackRock Global Allocation V.I. Division..............           6,815           99,104          30,394             24,385
     Calvert VP SRI Balanced Division.......................      23,017,157       44,733,872       6,437,447          7,169,104
     Calvert VP SRI Mid Cap Division........................         260,863        7,855,994       1,233,854          1,667,736
     Delaware VIP Small Cap Value Division..................             224            8,112           2,077             14,239
     Fidelity(R) VIP Contrafund Division....................          19,263          607,263          93,136            186,899
     Fidelity(R) VIP Equity-Income Division.................       3,128,901       68,260,415       5,322,004          9,051,579
     Fidelity(R) VIP Freedom 2020 Division..................          83,039        1,069,676         422,636            520,369
     Fidelity(R) VIP Freedom 2025 Division..................          86,350        1,162,913         738,489            319,887
     Fidelity(R) VIP Freedom 2030 Division..................         228,739        2,959,359         473,169            169,945
     Fidelity(R) VIP Freedom 2035 Division..................           5,296          118,022         266,359(b)         149,591(b)
     Fidelity(R) VIP Freedom 2040 Division..................          26,475          505,430         158,781            125,196
     Fidelity(R) VIP Freedom 2045 Division..................           6,644          140,879         177,238(b)          36,716(b)
     Fidelity(R) VIP Freedom 2050 Division..................          21,554          379,262         289,525            123,274
     Fidelity(R) VIP FundsManager 50% Division..............      22,144,893      263,538,206      26,824,686         42,857,574
     Fidelity(R) VIP FundsManager 60% Division..............      22,471,844      232,411,868      35,144,305         41,610,550
     Fidelity(R) VIP Government Money Market Division.......       5,355,641        5,355,641       4,504,755          4,158,290

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                   -------------------------------   -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    --------------   --------------   --------------
     Fidelity(R) VIP Growth Division.............................      1,387,175        65,623,267      16,290,335        13,878,895
     Fidelity(R) VIP Investment Grade Bond Division..............        713,884         9,134,785         890,044         1,968,699
     Fidelity(R) VIP Mid Cap Division............................         14,310           446,165          61,018           195,048
     FTVIPT Templeton Developing Markets VIP Division............         15,840           120,918          17,819            10,032
     FTVIPT Templeton Foreign VIP Division.......................             48               687              20                 8
     Ivy VIP Asset Strategy Division.............................            243             2,440             219               800
     Janus Henderson Enterprise Division.........................          1,669            95,122           8,174            48,097
     LMPVET ClearBridge Variable Appreciation Division...........          1,098            40,757           3,347             5,961
     LMPVET ClearBridge Variable Dividend Strategy Division......          3,686            59,854           6,899             3,565
     LMPVET ClearBridge Variable Large Cap Growth Division.......         20,523           468,015         102,317           103,418
     LMPVET ClearBridge Variable Small Cap Growth Division.......            630            13,749           3,036            16,889
     LMPVIT Western Asset Core Plus Division.....................         15,298            89,346           8,330            24,707
     Morgan Stanley VIF Global Infrastructure Division...........          9,189            71,051          26,978            16,179
     Oppenheimer Global Multi-Alternatives Fund/VA Division......          1,583            15,622              28               213
     PIMCO VIT CommodityRealReturn(R) Strategy Division..........          5,962            46,345           1,230             8,541
     PIMCO VIT Dynamic Bond Division.............................          8,217            83,948          60,711            94,155
     PIMCO VIT Emerging Markets Bond Division....................          5,177            66,105           3,562             6,408
     TAP 1919 Variable Socially Responsive Balanced Division.....          1,064            29,234           8,467             2,930

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                          AMERICAN FUNDS(R)              AMERICAN FUNDS(R)
                                       AMERICAN FUNDS(R) BOND               GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2018            2017            2018            2017            2018            2017
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       4,884,182       5,189,712          64,628         124,565      11,417,354      12,941,976
Units issued and transferred
   from other funding options....         592,038         765,011           2,150          15,891       1,038,985         650,457
Units redeemed and transferred
   to other funding options......     (1,264,914)     (1,070,541)        (18,518)        (75,828)     (2,335,530)     (2,175,079)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       4,211,306       4,884,182          48,260          64,628      10,120,809      11,417,354
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                        AMERICAN FUNDS(R)                BHFTI AB GLOBAL
                                     AMERICAN FUNDS(R) GROWTH             GROWTH-INCOME                DYNAMIC ALLOCATION
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                       2018            2017            2018           2017            2018            2017
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      3,364,829       3,811,794       3,958,831      4,507,518     116,190,138     127,172,700
Units issued and transferred
   from other funding options....        275,064         204,460         307,288        232,771       1,371,296       2,114,307
Units redeemed and transferred
   to other funding options......      (717,770)       (651,425)       (860,212)      (781,458)    (14,907,864)    (13,096,869)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      2,922,123       3,364,829       3,405,907      3,958,831     102,653,570     116,190,138
                                   =============  ==============  ==============  =============  ==============  ==============

                                   BHFTI ALLIANZ GLOBAL INVESTORS      BHFTI AMERICAN FUNDS(R)        BHFTI AMERICAN FUNDS(R)
                                      DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                              DIVISION                        DIVISION                       DIVISION
                                   -------------------------------  -----------------------------  ------------------------------
                                      2018 (a)          2017             2018           2017            2018            2017
                                   --------------  --------------   -------------  --------------  --------------  --------------

Units beginning of year..........      68,135,638      72,586,643      58,085,561      62,532,762      28,757,029      30,410,462
Units issued and transferred
   from other funding options....       2,649,279       6,240,343       3,854,941       4,094,865       2,638,905       2,567,687
Units redeemed and transferred
   to other funding options......    (70,784,917)    (10,691,348)    (10,239,489)     (8,542,066)     (5,430,306)     (4,221,120)
                                   --------------  --------------   -------------  --------------  --------------  --------------
Units end of year................              --      68,135,638      51,701,013      58,085,561      25,965,628      28,757,029
                                   ==============  ==============   =============  ==============  ==============  ==============


                                                BHFTI                          BHFTI                        BHFTI AQR
                                      AMERICAN FUNDS(R) GROWTH      AMERICAN FUNDS(R) MODERATE        GLOBAL RISK BALANCED
                                              DIVISION                  ALLOCATION DIVISION                 DIVISION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2018            2017            2018           2017            2018            2017
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      20,103,266      23,833,859      63,563,450     70,805,087     104,234,505     115,858,295
Units issued and transferred
   from other funding options....       1,091,340       1,155,011       1,738,313      2,514,467       1,605,624       2,731,189
Units redeemed and transferred
   to other funding options......     (4,895,427)     (4,885,604)    (10,380,509)    (9,756,104)    (14,198,404)    (14,354,979)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      16,299,179      20,103,266      54,921,254     63,563,450      91,641,725     104,234,505
                                   ==============  ==============  ==============  =============  ==============  ==============

                                    BHFTI BLACKROCK GLOBAL                   BHFTI                     BHFTI BRIGHTHOUSE
                                      TACTICAL STRATEGIES            BLACKROCK HIGH YIELD            ASSET ALLOCATION 100
                                           DIVISION                        DIVISION                        DIVISION
                                 -----------------------------  ------------------------------  ------------------------------
                                      2018           2017            2018            2017            2018            2017
                                 --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year........     151,440,679    166,138,266          33,615          35,582      10,787,709      11,416,804
Units issued and transferred
   from other funding options..       2,017,820      2,583,581           6,468          13,749       2,043,373       1,016,487
Units redeemed and transferred
   to other funding options....    (18,262,482)   (17,281,168)         (3,637)        (15,716)     (2,812,658)     (1,645,582)
                                 --------------  -------------  --------------  --------------  --------------  --------------
Units end of year..............     135,196,017    151,440,679          36,446          33,615      10,018,424      10,787,709
                                 ==============  =============  ==============  ==============  ==============  ==============


                                             BHFTI                           BHFTI                BHFTI BRIGHTHOUSE/ABERDEEN
                                   BRIGHTHOUSE BALANCED PLUS      BRIGHTHOUSE SMALL CAP VALUE       EMERGING MARKETS EQUITY
                                           DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  -----------------------------  ------------------------------
                                      2018            2017            2018           2017            2018            2017
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........     254,482,460     267,191,129        611,465         648,258       4,781,863       5,375,922
Units issued and transferred
   from other funding options..      12,793,387      14,067,221         76,349          84,989         898,119         650,264
Units redeemed and transferred
   to other funding options....    (29,472,220)    (26,775,890)      (119,419)       (121,782)     (1,084,816)     (1,244,323)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............     237,803,627     254,482,460        568,395         611,465       4,595,166       4,781,863
                                 ==============  ==============  =============  ==============  ==============  ==============

                                   BHFTI BRIGHTHOUSE/ARTISAN          BHFTI BRIGHTHOUSE/          BHFTI BRIGHTHOUSE/FRANKLIN
                                         INTERNATIONAL             EATON VANCE FLOATING RATE       LOW DURATION TOTAL RETURN
                                           DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........             256             313       2,489,148       2,268,533       8,361,024       8,173,168
Units issued and transferred
   from other funding options..              23              15         657,891         698,790       1,481,790       2,165,265
Units redeemed and transferred
   to other funding options....            (71)            (72)       (665,821)       (478,175)     (2,256,871)     (1,977,409)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............             208             256       2,481,218       2,489,148       7,585,943       8,361,024
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                   BHFTI BRIGHTHOUSE/TEMPLETON     BHFTI BRIGHTHOUSE/WELLINGTON                 BHFTI
                                       INTERNATIONAL BOND               LARGE CAP RESEARCH           CLARION GLOBAL REAL ESTATE
                                            DIVISION                         DIVISION                         DIVISION
                                 -------------------------------  -------------------------------  ------------------------------
                                       2018           2017             2018            2017             2018            2017
                                  --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year........          589,796         610,154      11,512,938      12,937,320       10,875,352      12,014,777
Units issued and transferred
   from other funding options..           45,315          76,636         313,753         333,691          847,383       1,068,135
Units redeemed and transferred
   to other funding options....        (146,032)        (96,994)     (1,649,565)     (1,758,073)      (2,218,538)     (2,207,560)
                                  --------------  --------------  --------------  --------------   --------------  --------------
Units end of year..............          489,079         589,796      10,177,126      11,512,938        9,504,197      10,875,352
                                  ==============  ==============  ==============  ==============   ==============  ==============

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                 BHFTI FIDELITY INSTITUTIONAL
                                       BHFTI CLEARBRIDGE              ASSET MANAGEMENT(R)                   BHFTI
                                       AGGRESSIVE GROWTH               GOVERNMENT INCOME        HARRIS OAKMARK INTERNATIONAL
                                           DIVISION                        DIVISION                       DIVISION
                                 -----------------------------  ------------------------------  ------------------------------
                                     2018            2017            2018            2017            2018           2017
                                 -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year........     29,749,965      34,182,457      41,565,748      47,006,535      16,803,885     19,261,195
Units issued and transferred
   from other funding options..      1,971,212       2,400,788       2,542,786       2,754,429       2,917,904      1,630,199
Units redeemed and transferred
   to other funding options....    (7,063,313)     (6,833,280)     (7,666,551)     (8,195,216)     (3,788,971)    (4,087,509)
                                 -------------  --------------  --------------  --------------  --------------  -------------
Units end of year..............     24,657,864      29,749,965      36,441,983      41,565,748      15,932,818     16,803,885
                                 =============  ==============  ==============  ==============  ==============  =============



                                          BHFTI INVESCO                                                      BHFTI
                                    BALANCED-RISK ALLOCATION        BHFTI INVESCO COMSTOCK         INVESCO SMALL CAP GROWTH
                                            DIVISION                       DIVISION                        DIVISION
                                 ------------------------------  -----------------------------  ------------------------------
                                      2018            2017            2018           2017            2018            2017
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........     445,688,739     454,902,610          10,379          7,061       1,615,884       1,830,196
Units issued and transferred
   from other funding options..      20,645,988      59,335,497             810         10,322         377,544         228,994
Units redeemed and transferred
   to other funding options....    (65,286,620)    (68,549,368)         (4,232)        (7,004)       (483,841)       (443,306)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............     401,048,107     445,688,739           6,957         10,379       1,509,587       1,615,884
                                 ==============  ==============  ==============  =============  ==============  ==============

                                               BHFTI                     BHFTI JPMORGAN                       BHFTI
                                        JPMORGAN CORE BOND          GLOBAL ACTIVE ALLOCATION        JPMORGAN SMALL CAP VALUE
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2018           2017            2018            2017           2018            2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       8,421,961      8,737,449     606,636,328     658,264,125      1,036,634       1,149,179
Units issued and transferred
   from other funding options....       1,018,129      1,370,016      81,237,942      25,194,411        112,636         197,683
Units redeemed and transferred
   to other funding options......     (2,185,742)    (1,685,504)    (82,532,270)    (76,822,208)      (272,753)       (310,228)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       7,254,348      8,421,961     605,342,000     606,636,328        876,517       1,036,634
                                   ==============  =============  ==============  ==============  =============  ==============


                                        BHFTI LOOMIS SAYLES               BHFTI METLIFE                  BHFTI MFS(R)
                                          GLOBAL MARKETS            MULTI-INDEX TARGETED RISK       RESEARCH INTERNATIONAL
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                       2018            2017            2018           2017            2018           2017
                                   -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........      5,880,789       6,761,244    689,687,735     733,282,833      11,333,543     13,120,940
Units issued and transferred
   from other funding options....        461,247         592,870     42,420,641      42,539,347       2,061,420        700,417
Units redeemed and transferred
   to other funding options......    (1,358,363)     (1,473,325)   (93,220,825)    (86,134,445)     (3,288,121)    (2,487,814)
                                   -------------  --------------  -------------  --------------  --------------  -------------
Units end of year................      4,983,673       5,880,789    638,887,551     689,687,735      10,106,842     11,333,543
                                   =============  ==============  =============  ==============  ==============  =============

                                       BHFTI MORGAN STANLEY             BHFTI OPPENHEIMER                BHFTI PANAGORA
                                          MID CAP GROWTH                  GLOBAL EQUITY              GLOBAL DIVERSIFIED RISK
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2018           2017            2018           2017            2018            2017
                                   -------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........     13,380,312      14,691,729     15,776,074      16,415,762      80,775,666      74,593,960
Units issued and transferred
   from other funding options....      1,750,935       1,352,701      3,565,405       3,138,908       4,141,274      28,348,135
Units redeemed and transferred
   to other funding options......    (2,827,197)     (2,664,118)    (2,982,613)     (3,778,596)    (17,688,209)    (22,166,429)
                                   -------------  --------------  -------------  --------------  --------------  --------------
Units end of year................     12,304,050      13,380,312     16,358,866      15,776,074      67,228,731      80,775,666
                                   =============  ==============  =============  ==============  ==============  ==============


                                            BHFTI PIMCO                    BHFTI PIMCO                       BHFTI
                                     INFLATION PROTECTED BOND             TOTAL RETURN           SCHRODERS GLOBAL MULTI-ASSET
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018           2017           2018            2017
                                   -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........     28,145,710      29,444,296     49,441,770      52,424,443    395,258,412     424,763,788
Units issued and transferred
   from other funding options....      2,367,559       3,946,131      5,135,111       5,919,475    300,782,846      17,227,523
Units redeemed and transferred
   to other funding options......    (6,573,648)     (5,244,717)   (12,734,230)     (8,902,148)   (94,196,840)    (46,732,899)
                                   -------------  --------------  -------------  --------------  -------------  --------------
Units end of year................     23,939,621      28,145,710     41,842,651      49,441,770    601,844,418     395,258,412
                                   =============  ==============  =============  ==============  =============  ==============

                                          BHFTI SCHRODERS                   BHFTI SSGA
                                       GLOBAL MULTI-ASSET II           GROWTH AND INCOME ETF          BHFTI SSGA GROWTH ETF
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                      2018 (a)         2017            2018            2017            2018           2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........      31,603,768     32,392,292      49,193,853      55,792,678      8,624,728       9,414,590
Units issued and transferred
   from other funding options....         435,175      3,474,394       1,146,995       1,427,147        566,355         542,921
Units redeemed and transferred
   to other funding options......    (32,038,943)    (4,262,918)     (8,699,114)     (8,025,972)    (1,437,885)     (1,332,783)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................              --     31,603,768      41,641,734      49,193,853      7,753,198       8,624,728
                                   ==============  =============  ==============  ==============  =============  ==============


                                        BHFTI T. ROWE PRICE            BHFTI T. ROWE PRICE                BHFTI TCW
                                          LARGE CAP VALUE                MID CAP GROWTH               CORE FIXED INCOME
                                             DIVISION                       DIVISION                      DIVISION
                                   -----------------------------  -----------------------------  ----------------------------
                                        2018           2017            2018           2017           2018            2017
                                   --------------  -------------  -------------  --------------  -------------  -------------

Units beginning of year..........          23,096         22,303     21,768,491      23,983,678         25,274         31,998
Units issued and transferred
   from other funding options....             551          5,544      2,414,342       2,390,090             --          2,533
Units redeemed and transferred
   to other funding options......         (2,651)        (4,751)    (5,123,091)     (4,605,277)        (1,409)        (9,257)
                                   --------------  -------------  -------------  --------------  -------------  -------------
Units end of year................          20,996         23,096     19,059,742      21,768,491         23,865         25,274
                                   ==============  =============  =============  ==============  =============  =============

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                          BHFTI VICTORY               BHFTI WELLS CAPITAL            BHFTII BAILLIE GIFFORD
                                     SYCAMORE MID CAP VALUE        MANAGEMENT MID CAP VALUE            INTERNATIONAL STOCK
                                            DIVISION                       DIVISION                         DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  -------------   --------------  --------------

Units beginning of year........      10,507,414      11,613,954          12,681         13,137        7,456,089       8,556,834
Units issued and transferred
   from other funding options..         724,755         891,549             293            616        1,204,756         443,472
Units redeemed and transferred
   to other funding options....     (2,133,466)     (1,998,089)           (440)        (1,072)      (1,735,564)     (1,544,217)
                                 --------------  --------------  --------------  -------------   --------------  --------------
Units end of year..............       9,098,703      10,507,414          12,534         12,681        6,925,281       7,456,089
                                 ==============  ==============  ==============  =============   ==============  ==============


                                       BHFTII BLACKROCK                BHFTII BLACKROCK               BHFTII BLACKROCK
                                          BOND INCOME                CAPITAL APPRECIATION           ULTRA-SHORT TERM BOND
                                           DIVISION                        DIVISION                       DIVISION
                                 -----------------------------  ------------------------------  -----------------------------
                                      2018           2017            2018            2017            2018           2017
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........       9,495,090     10,189,467       5,314,588       5,990,155      4,077,356       4,242,132
Units issued and transferred
   from other funding options..       1,802,873      1,020,199       2,675,802         454,381      2,037,543       1,384,500
Units redeemed and transferred
   to other funding options....     (3,045,361)    (1,714,576)     (3,132,530)     (1,129,948)    (2,492,289)     (1,549,276)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............       8,252,602      9,495,090       4,857,860       5,314,588      3,622,610       4,077,356
                                 ==============  =============  ==============  ==============  =============  ==============


                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE
                                       ASSET ALLOCATION 20             ASSET ALLOCATION 40              ASSET ALLOCATION 60
                                            DIVISION                        DIVISION                         DIVISION
                                 -------------------------------  ------------------------------  ------------------------------
                                      2018             2017            2018            2017            2018            2017
                                 ---------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       26,632,640      30,580,692      68,087,417      78,507,145     213,872,364     240,019,648
Units issued and transferred
   from other funding options..        1,329,149       1,605,137       1,753,329       2,846,825       6,410,243       6,884,662
Units redeemed and transferred
   to other funding options....      (5,191,695)     (5,553,189)    (12,007,282)    (13,266,553)    (36,414,739)    (33,031,946)
                                 ---------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       22,770,094      26,632,640      57,833,464      68,087,417     183,867,868     213,872,364
                                 ===============  ==============  ==============  ==============  ==============  ==============


                                                                                                        BHFTII BRIGHTHOUSE/
                                       BHFTII BRIGHTHOUSE           BHFTII BRIGHTHOUSE/ARTISAN       DIMENSIONAL INTERNATIONAL
                                       ASSET ALLOCATION 80                 MID CAP VALUE                   SMALL COMPANY
                                            DIVISION                         DIVISION                        DIVISION
                                 -------------------------------  -------------------------------  ------------------------------
                                      2018            2017              2018            2017            2018            2017
                                 --------------  ---------------  ---------------  --------------  --------------  --------------

Units beginning of year........      98,239,149      108,427,987        4,884,190       5,613,562         353,646         396,617
Units issued and transferred
   from other funding options..       3,264,001        4,160,601        1,250,707         354,635          75,651          57,886
Units redeemed and transferred
   to other funding options....    (15,869,329)     (14,349,439)      (1,829,266)     (1,084,007)        (86,959)       (100,857)
                                 --------------  ---------------  ---------------  --------------  --------------  --------------
Units end of year..............      85,633,821       98,239,149        4,305,631       4,884,190         342,338         353,646
                                 ==============  ===============  ===============  ==============  ==============  ==============

                                                                      BHFTII BRIGHTHOUSE/
                                       BHFTII BRIGHTHOUSE/          WELLINGTON CORE EQUITY              BHFTII FRONTIER
                                       WELLINGTON BALANCED               OPPORTUNITIES                  MID CAP GROWTH
                                            DIVISION                       DIVISION                        DIVISION
                                 ------------------------------  -----------------------------  ------------------------------
                                      2018            2017            2018            2017           2018            2017
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........      10,336,562      11,309,419      11,256,241     12,871,913       6,921,843       7,660,214
Units issued and transferred
   from other funding options..         278,076         355,054       2,597,736        440,785         175,275         287,763
Units redeemed and transferred
   to other funding options....     (1,307,009)     (1,327,911)     (4,284,663)    (2,056,457)       (902,045)     (1,026,134)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............       9,307,629      10,336,562       9,569,314     11,256,241       6,195,073       6,921,843
                                 ==============  ==============  ==============  =============  ==============  ==============



                                                                            BHFTII                       BHFTII LOOMIS
                                     BHFTII JENNISON GROWTH      LOOMIS SAYLES SMALL CAP CORE       SAYLES SMALL CAP GROWTH
                                            DIVISION                       DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  -----------------------------
                                      2018            2017            2018            2017           2018            2017
                                 --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year........      14,946,828      16,378,562       3,862,700       4,342,911      2,468,467       2,721,567
Units issued and transferred
   from other funding options..       4,054,234       2,774,059       1,547,099         309,418        851,282         350,340
Units redeemed and transferred
   to other funding options....     (5,123,123)     (4,205,793)     (2,008,926)       (789,629)      (818,588)       (603,440)
                                 --------------  --------------  --------------  --------------  -------------  --------------
Units end of year..............      13,877,939      14,946,828       3,400,873       3,862,700      2,501,161       2,468,467
                                 ==============  ==============  ==============  ==============  =============  ==============

                                          BHFTII METLIFE                  BHFTII METLIFE                     BHFTII
                                       AGGREGATE BOND INDEX             MID CAP STOCK INDEX        METLIFE MSCI EAFE(R) INDEX
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2018            2017           2018            2017           2018            2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........      64,574,871     67,082,177      16,065,965      17,710,513     30,129,062      34,611,269
Units issued and transferred
   from other funding options....       6,508,568      8,681,776       1,482,360       1,661,104      3,860,582       2,000,862
Units redeemed and transferred
   to other funding options......    (14,333,116)   (11,189,082)     (3,283,685)     (3,305,652)    (5,298,743)     (6,483,069)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................      56,750,323     64,574,871      14,264,640      16,065,965     28,690,901      30,129,062
                                   ==============  =============  ==============  ==============  =============  ==============


                                              BHFTII                          BHFTII                         BHFTII
                                   METLIFE RUSSELL 2000(R) INDEX        METLIFE STOCK INDEX            MFS(R) TOTAL RETURN
                                             DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  -----------------------------
                                        2018           2017             2018           2017            2018            2017
                                   -------------  --------------   --------------  -------------  --------------  -------------

Units beginning of year..........     10,459,851      11,262,895       37,306,057     41,650,103       3,778,366      4,213,037
Units issued and transferred
   from other funding options....      1,324,048       1,402,837        2,803,382      2,270,070       1,378,803        249,028
Units redeemed and transferred
   to other funding options......    (2,330,076)     (2,205,881)      (7,017,619)    (6,614,116)     (1,835,133)      (683,699)
                                   -------------  --------------   --------------  -------------  --------------  -------------
Units end of year................      9,453,823      10,459,851       33,091,820     37,306,057       3,322,036      3,778,366
                                   =============  ==============   ==============  =============  ==============  =============

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                                                             BHFTII
                                        BHFTII MFS(R) VALUE           BHFTII MFS(R) VALUE II        NEUBERGER BERMAN GENESIS
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2018            2017         2018 (a)          2017            2018           2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........      20,677,338     23,336,266      12,582,216      13,722,798      9,828,019      11,028,717
Units issued and transferred
   from other funding options....      43,375,774      1,568,234         374,437       1,798,783        969,840         563,212
Units redeemed and transferred
   to other funding options......    (11,493,915)    (4,227,162)    (12,956,653)     (2,939,365)    (2,118,684)     (1,763,910)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................      52,559,197     20,677,338              --      12,582,216      8,679,175       9,828,019
                                   ==============  =============  ==============  ==============  =============  ==============


                                        BHFTII T. ROWE PRICE           BHFTII T. ROWE PRICE              BHFTII VAN ECK
                                          LARGE CAP GROWTH               SMALL CAP GROWTH           GLOBAL NATURAL RESOURCES
                                              DIVISION                       DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2018            2017            2018            2017           2018            2017
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      18,998,068      20,326,210      10,715,353     11,498,401       2,921,930       2,736,220
Units issued and transferred
   from other funding options....       2,419,023       2,808,055         990,362      1,160,544         562,897         871,443
Units redeemed and transferred
   to other funding options......     (4,201,036)     (4,136,197)     (2,048,240)    (1,943,592)       (797,205)       (685,733)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      17,216,055      18,998,068       9,657,475     10,715,353       2,687,622       2,921,930
                                   ==============  ==============  ==============  =============  ==============  ==============

                                     BHFTII WESTERN ASSET
                                     MANAGEMENT STRATEGIC            BHFTII WESTERN ASSET                  BLACKROCK
                                      BOND OPPORTUNITIES          MANAGEMENT U.S. GOVERNMENT        GLOBAL ALLOCATION V.I.
                                           DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      15,854,082      17,633,082       9,021,983       9,582,786           4,188          25,590
Units issued and transferred
   from other funding options..       1,926,343       1,548,493       1,233,035       1,247,608           1,095           2,408
Units redeemed and transferred
   to other funding options....     (4,049,078)     (3,327,493)     (2,481,436)     (1,808,411)         (1,073)        (23,810)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      13,731,347      15,854,082       7,773,582       9,021,983           4,210           4,188
                                 ==============  ==============  ==============  ==============  ==============  ==============



                                                                                                           DELAWARE
                                    CALVERT VP SRI BALANCED         CALVERT VP SRI MID CAP            VIP SMALL CAP VALUE
                                           DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       1,186,460       1,327,240         145,874         186,977          14,842          25,822
Units issued and transferred
   from other funding options..          53,540          62,878           8,709          12,518           1,043           6,250
Units redeemed and transferred
   to other funding options....       (176,408)       (203,658)        (28,278)        (53,621)         (9,893)        (17,230)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       1,063,592       1,186,460         126,305         145,874           5,992          14,842
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                           FIDELITY(R)
                                         VIP CONTRAFUND            FIDELITY(R) VIP EQUITY-INCOME    FIDELITY(R) VIP FREEDOM 2020
                                            DIVISION                         DIVISION                         DIVISION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017            2018             2017             2018            2017
                                 ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year........           89,664         161,557        2,048,365       2,327,096           63,006          98,961
Units issued and transferred
   from other funding options..            2,826          14,938        1,160,922          56,808           19,669          28,432
Units redeemed and transferred
   to other funding options....         (19,772)        (86,831)      (1,393,911)       (335,539)         (26,400)        (64,387)
                                 ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year..............           72,718          89,664        1,815,376       2,048,365           56,275          63,006
                                 ===============  ==============  ===============  ==============  ===============  ==============


                                                                                                    FIDELITY(R) VIP
                                  FIDELITY(R) VIP FREEDOM 2025     FIDELITY(R) VIP FREEDOM 2030      FREEDOM 2035
                                            DIVISION                         DIVISION                  DIVISION
                                 -------------------------------  -------------------------------  ----------------
                                       2018            2017             2018            2017           2018 (b)
                                 ---------------  --------------  ---------------  --------------  ----------------

Units beginning of year........           38,578          79,781          139,649         115,111               --
Units issued and transferred
   from other funding options..           34,949          30,413           17,341         112,071            9,423
Units redeemed and transferred
   to other funding options....         (15,249)        (71,616)          (7,122)        (87,533)          (5,205)
                                 ---------------  --------------  ---------------  --------------  ----------------
Units end of year..............           58,278          38,578          149,868         139,649            4,218
                                 ===============  ==============  ===============  ==============  ================

                                                                 FIDELITY(R) VIP
                                  FIDELITY(R) VIP FREEDOM 2040    FREEDOM 2045     FIDELITY(R) VIP FREEDOM 2050
                                            DIVISION                DIVISION                 DIVISION
                                 ------------------------------  ---------------  ------------------------------
                                      2018            2017          2018 (b)           2018            2017
                                 --------------  --------------  --------------   --------------  --------------

Units beginning of year........          18,419           7,760              --            8,553           6,075
Units issued and transferred
   from other funding options..           5,137          14,593           6,055            9,650           7,180
Units redeemed and transferred
   to other funding options....         (4,247)         (3,934)         (1,244)          (4,474)         (4,702)
                                 --------------  --------------  --------------   --------------  --------------
Units end of year..............          19,309          18,419           4,811           13,729           8,553
                                 ==============  ==============  ==============   ==============  ==============


                                           FIDELITY(R)                     FIDELITY(R)                   FIDELITY(R) VIP
                                      VIP FUNDSMANAGER 50%            VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                            DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  -------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------  ---------------

Units beginning of year........      21,200,158      22,355,817      19,728,179      22,614,243         311,112          379,214
Units issued and transferred
   from other funding options..          88,690          86,412          15,389          26,377         289,526          130,667
Units redeemed and transferred
   to other funding options....     (2,597,963)     (1,242,071)     (2,536,443)     (2,912,441)       (270,287)        (198,769)
                                 --------------  --------------  --------------  --------------  --------------  ---------------
Units end of year..............      18,690,885      21,200,158      17,207,125      19,728,179         330,351          311,112
                                 ==============  ==============  ==============  ==============  ==============  ===============

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                            FIDELITY(R)                      FIDELITY(R)
                                      FIDELITY(R) VIP GROWTH         VIP INVESTMENT GRADE BOND               VIP MID CAP
                                             DIVISION                        DIVISION                         DIVISION
                                 --------------------------------  ------------------------------  ------------------------------
                                      2018              2017            2018            2017            2018            2017
                                 ---------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year........          980,268        1,115,679         293,120         365,398          81,118          92,941
Units issued and transferred
   from other funding options..           41,735           34,152          24,756          34,876             190           6,610
Units redeemed and transferred
   to other funding options....        (142,047)        (169,563)        (61,940)       (107,154)        (21,977)        (18,433)
                                 ---------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..............          879,956          980,268         255,936         293,120          59,331          81,118
                                 ===============  ===============  ==============  ==============  ==============  ==============


                                        FTVIPT TEMPLETON                      FTVIPT
                                     DEVELOPING MARKETS VIP            TEMPLETON FOREIGN VIP          IVY VIP ASSET STRATEGY
                                            DIVISION                         DIVISION                        DIVISION
                                 ------------------------------  --------------------------------  ------------------------------
                                      2018            2017            2018             2017             2018            2017
                                 --------------  --------------  ---------------  ---------------  --------------  --------------

Units beginning of year........          83,878         168,845              159              353             167             183
Units issued and transferred
   from other funding options..          10,248          25,811               --              616               5               5
Units redeemed and transferred
   to other funding options....         (5,204)       (110,778)               --            (810)            (44)            (21)
                                 --------------  --------------  ---------------  ---------------  --------------  --------------
Units end of year..............          88,922          83,878              159              159             128             167
                                 ==============  ==============  ===============  ===============  ==============  ==============

                                                                       LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                    JANUS HENDERSON ENTERPRISE        VARIABLE APPRECIATION       VARIABLE DIVIDEND STRATEGY
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2018           2017            2018            2017           2018            2017
                                   --------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year..........          15,309         31,893           6,486          5,096          46,671          52,618
Units issued and transferred
   from other funding options....             286          2,537             114          1,552           1,103           3,419
Units redeemed and transferred
   to other funding options......         (4,678)       (19,121)           (727)          (162)         (1,976)         (9,366)
                                   --------------  -------------  --------------  -------------  --------------  --------------
Units end of year................          10,917         15,309           5,873          6,486          45,798          46,671
                                   ==============  =============  ==============  =============  ==============  ==============


                                        LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE                   LMPVIT
                                     VARIABLE LARGE CAP GROWTH        VARIABLE SMALL CAP GROWTH       WESTERN ASSET CORE PLUS
                                             DIVISION                         DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  -----------------------------
                                        2018            2017            2018            2017           2018            2017
                                   --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........         132,067         224,143           6,825          12,622         31,136          51,470
Units issued and transferred
   from other funding options....          20,505          31,352             259           1,436          1,741          19,420
Units redeemed and transferred
   to other funding options......        (24,369)       (123,428)         (3,433)         (7,233)        (7,408)        (39,754)
                                   --------------  --------------  --------------  --------------  -------------  --------------
Units end of year................         128,203         132,067           3,651           6,825         25,469          31,136
                                   ==============  ==============  ==============  ==============  =============  ==============

                                                                                                            PIMCO VIT
                                          MORGAN STANLEY               OPPENHEIMER GLOBAL            COMMODITYREALRETURN(R)
                                     VIF GLOBAL INFRASTRUCTURE     MULTI-ALTERNATIVES FUND/VA               STRATEGY
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2018           2017            2018          2017 (c)         2018            2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........           4,622          4,158           1,578              --          6,917           6,890
Units issued and transferred
   from other funding options....           1,743          1,158              --           1,578             79           2,358
Units redeemed and transferred
   to other funding options......         (1,245)          (694)              --              --        (1,137)         (2,331)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................           5,120          4,622           1,578           1,578          5,859           6,917
                                   ==============  =============  ==============  ==============  =============  ==============



                                                                            PIMCO VIT             TAP 1919 VARIABLE SOCIALLY
                                      PIMCO VIT DYNAMIC BOND          EMERGING MARKETS BOND           RESPONSIVE BALANCED
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                       2018            2017            2018           2017            2018           2017
                                   -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........         11,816          11,278          6,421           8,142           4,430          1,649
Units issued and transferred
   from other funding options....          5,615             936            110           1,408           1,062          3,765
Units redeemed and transferred
   to other funding options......        (9,093)           (398)          (531)         (3,129)           (504)          (984)
                                   -------------  --------------  -------------  --------------  --------------  -------------
Units end of year................          8,338          11,816          6,000           6,421           4,988          4,430
                                   =============  ==============  =============  ==============  ==============  =============

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, series, or portfolio, and total return ratios for the respective stated periods in the five years ended December 31, 2018:

                                                          AS OF DECEMBER 31
                                           -----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  ---------------
  American Funds(R) Bond Division    2018     4,211,306      1.01 - 21.27       74,861,593
                                     2017     4,884,182      1.03 - 21.56       88,742,232
                                     2016     5,189,712      1.01 - 20.94       92,324,388
                                     2015     5,343,073      0.99 - 20.47       93,643,199
                                     2014     5,917,641     14.68 - 20.55      105,024,754

  American Funds(R) Global Growth    2018        48,260              5.21          251,565
     Division (Commenced             2017        64,628              5.78          373,749
     10/31/2013 and began            2016       124,565              4.44          552,875
     transactions in 2016)

  American Funds(R) Global           2018    10,120,809      3.85 - 45.89      391,323,313
     Small Capitalization Division   2017    11,417,354      4.37 - 51.69      501,546,451
                                     2016    12,941,976      3.53 - 41.36      458,931,633
                                     2015    14,155,887      3.51 - 40.82      497,974,630
                                     2014    15,709,137      3.56 - 41.02      552,526,997

  American Funds(R) Growth Division  2018     2,922,123     1.79 - 420.04      911,540,508
                                     2017     3,364,829     1.82 - 424.27    1,071,645,690
                                     2016     3,811,794     1.44 - 333.19      963,320,699
                                     2015     4,232,055     1.35 - 306.61      997,764,490
                                     2014     4,789,973     1.28 - 289.09    1,071,813,826

  American Funds(R) Growth-Income    2018     3,405,907    20.20 - 271.82      704,784,793
     Division                        2017     3,958,831    20.90 - 278.86      845,856,636
                                     2016     4,507,518    17.35 - 229.57      798,505,698
                                     2015     4,944,457    15.81 - 207.40      797,586,116
                                     2014     5,420,861    15.84 - 205.97      871,662,648

  BHFTI AB Global Dynamic            2018   102,653,570     12.10 - 13.07    1,327,086,693
     Allocation Division             2017   116,190,138     13.28 - 14.20    1,634,691,183
                                     2016   127,172,700     11.94 - 12.64    1,594,255,019
                                     2015   130,172,083     11.77 - 12.33    1,594,775,590
                                     2014   131,033,623     11.93 - 12.37    1,616,024,275

  BHFTI Allianz Global               2018            --                --               --
     Investors Dynamic               2017    68,135,638       1.14 - 1.17       79,721,572
     Multi-Asset Plus Division       2016    72,586,643       1.01 - 1.03       74,463,734
     (Commenced 04/28/2014 and       2015    56,051,809       1.01 - 1.02       57,080,060
     closed 4/27/2018)               2014    11,555,790              1.04       12,033,381

  BHFTI American Funds(R)            2018    51,701,013      1.50 - 16.55      773,156,170
     Balanced Allocation Division    2017    58,085,561      1.59 - 17.34      919,484,643
                                     2016    62,532,762      1.38 - 14.89      854,544,975
                                     2015    62,147,594      1.29 - 13.87      802,015,862
                                     2014    62,423,987      1.32 - 14.01      823,208,734

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           ---------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           --------------  ----------------  -----------------
  American Funds(R) Bond Division    2018       2.31         0.50 - 2.15       (2.84) - (1.36)
                                     2017       1.88         0.50 - 2.15           1.31 - 3.00
                                     2016       1.67         0.50 - 2.15           0.60 - 2.28
                                     2015       1.62         0.50 - 2.30       (2.01) - (0.37)
                                     2014       1.87         0.50 - 2.55           2.63 - 4.60

  American Funds(R) Global Growth    2018       0.60                0.90                (9.86)
     Division (Commenced             2017       0.53                0.90                 30.30
     10/31/2013 and began            2016       1.37                0.90                (0.28)
     transactions in 2016)

  American Funds(R) Global           2018       0.08         0.50 - 2.50     (12.77) - (11.13)
     Small Capitalization Division   2017       0.43         0.50 - 2.50         22.80 - 25.08
                                     2016       0.24         0.50 - 2.50         (0.42) - 1.44
                                     2015         --         0.50 - 2.55       (6.41) - (0.38)
                                     2014       0.12         0.50 - 2.55         (0.45) - 1.46

  American Funds(R) Growth Division  2018       0.42         0.50 - 2.35       (2.58) - (1.00)
                                     2017       0.49         0.50 - 2.35         25.32 - 27.34
                                     2016       0.76         0.50 - 2.35           6.95 - 8.67
                                     2015       0.58         0.50 - 2.35           4.38 - 6.17
                                     2014       0.77         0.50 - 2.55           5.78 - 7.81

  American Funds(R) Growth-Income    2018       1.35         0.50 - 2.35       (4.08) - (2.52)
     Division                        2017       1.36         0.50 - 2.35         19.55 - 21.47
                                     2016       1.46         0.50 - 2.35          8.88 - 10.69
                                     2015       1.28         0.50 - 2.55         (1.10) - 0.80
                                     2014       1.27         0.50 - 2.55           7.85 - 9.92

  BHFTI AB Global Dynamic            2018       1.66         1.10 - 2.10       (8.91) - (7.99)
     Allocation Division             2017       1.48         1.10 - 2.10         11.26 - 12.38
                                     2016       1.59         1.10 - 2.10           1.44 - 2.46
                                     2015       3.26         1.10 - 2.10       (1.51) - (0.52)
                                     2014       1.94         1.15 - 2.15           5.06 - 6.12

  BHFTI Allianz Global               2018       2.02         1.15 - 2.00       (2.67) - (2.40)
     Investors Dynamic               2017       1.51         1.15 - 2.00         13.21 - 14.17
     Multi-Asset Plus Division       2016       0.05         1.15 - 2.00         (0.02) - 0.83
     (Commenced 04/28/2014 and       2015       1.82         1.15 - 2.00       (2.94) - (2.12)
     closed 4/27/2018)               2014       0.87         1.15 - 2.15           3.84 - 4.55

  BHFTI American Funds(R)            2018       1.46         0.50 - 2.10       (6.31) - (4.58)
     Balanced Allocation Division    2017       1.49         0.50 - 2.10         14.44 - 16.44
                                     2016       1.62         0.50 - 2.10           5.57 - 7.34
                                     2015       1.39         0.50 - 2.10       (2.77) - (0.97)
                                     2014       1.26         0.50 - 2.30           3.64 - 5.70

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         -------------  ---------------  --------------
  BHFTI American Funds(R)          2018     25,965,628     1.56 - 16.87     403,169,471
     Growth Allocation Division    2017     28,757,029     1.67 - 17.99     479,556,343
                                   2016     30,410,462     1.44 - 14.90     423,353,677
                                   2015     31,243,407     1.33 - 13.75     404,659,720
                                   2014     32,454,186    12.33 - 13.92     428,719,024

  BHFTI American Funds(R)          2018     16,299,179     1.98 - 20.08     315,250,770
     Growth Division               2017     20,103,266     2.01 - 20.37     395,973,373
                                   2016     23,833,859     1.59 - 16.08     371,921,161
                                   2015     25,483,182     1.47 - 14.88     369,229,553
                                   2014     27,479,262    12.93 - 13.92     379,282,255

  BHFTI American Funds(R)          2018     54,921,254     1.48 - 15.47     782,649,526
     Moderate Allocation Division  2017     63,563,450     1.55 - 16.10     949,575,557
                                   2016     70,805,087     1.38 - 14.32     943,720,963
                                   2015     73,866,251    11.89 - 13.45     936,586,101
                                   2014     76,352,619    12.07 - 13.62     987,325,915

  BHFTI AQR Global Risk            2018     91,641,725     9.84 - 11.07   1,003,736,398
     Balanced Division             2017    104,234,505    10.64 - 11.96   1,234,346,275
                                   2016    115,858,295     9.81 - 11.01   1,265,046,973
                                   2015    126,093,556     9.12 - 10.21   1,279,345,923
                                   2014    138,096,106    10.21 - 11.40   1,568,831,639

  BHFTI BlackRock Global           2018    135,196,017    11.50 - 12.42   1,660,961,194
     Tactical Strategies Division  2017    151,440,679    12.70 - 13.53   2,029,561,004
                                   2016    166,138,266    11.44 - 12.07   1,989,443,856
                                   2015    172,629,165    11.18 - 11.69   2,004,095,320
                                   2014    173,246,218    11.38 - 11.81   2,038,618,922

  BHFTI BlackRock High Yield       2018         36,446     3.21 - 30.61         389,657
     Division (Commenced           2017         33,615     3.33 - 31.86         413,602
     12/13/2013 and began          2016         35,582     3.12 - 29.89         331,029
     transactions in 2014)         2015         13,360     2.76 - 26.52         172,276
                                   2014          5,135     2.90 - 27.94          15,808

  BHFTI Brighthouse Asset          2018     10,018,424     1.97 - 36.34     204,491,233
     Allocation 100 Division       2017     10,787,709     2.14 - 40.84     248,628,040
                                   2016     11,416,804     1.76 - 33.59     218,682,416
                                   2015     11,824,914     1.63 - 31.18     214,215,734
                                   2014     12,211,757     1.68 - 32.14     230,931,939

  BHFTI Brighthouse Balanced       2018    237,803,627    12.98 - 14.07   3,308,331,916
     Plus Division                 2017    254,482,460    14.31 - 15.35   3,869,437,236
                                   2016    267,191,129    12.36 - 13.12   3,476,074,955
                                   2015    269,246,848    11.65 - 12.24   3,272,800,741
                                   2014    257,684,739    12.41 - 12.88   3,306,532,931

  BHFTI Brighthouse Small Cap      2018        568,395     2.93 - 31.36      15,380,952
     Value Division                2017        611,465     3.49 - 37.18      19,791,285
                                   2016        648,258     3.15 - 33.45      18,727,164
                                   2015        655,473    22.19 - 25.61      15,330,460
                                   2014        671,658    23.82 - 27.21      16,801,002



                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  BHFTI American Funds(R)          2018      1.21         0.50 - 2.15       (7.78) - (6.24)
     Growth Allocation Division    2017      1.24         0.50 - 2.15         18.77 - 20.74
                                   2016      1.31         0.50 - 2.15           6.64 - 8.42
                                   2015      1.31         0.50 - 2.30       (3.01) - (1.25)
                                   2014      1.02         0.50 - 2.30           3.97 - 5.86

  BHFTI American Funds(R)          2018      0.39         0.95 - 2.25       (2.73) - (1.44)
     Growth Division               2017      0.40         0.95 - 2.25         25.06 - 26.70
                                   2016      0.30         0.95 - 2.25           6.67 - 8.07
                                   2015      0.87         0.95 - 2.25           1.83 - 5.33
                                   2014      0.55         1.15 - 2.25           0.53 - 6.95

  BHFTI American Funds(R)          2018      1.73         0.50 - 2.10       (5.43) - (3.90)
     Moderate Allocation Division  2017      1.77         0.50 - 2.10         10.62 - 12.40
                                   2016      1.91         0.50 - 2.10           4.79 - 6.48
                                   2015      1.49         0.50 - 2.10       (2.79) - (1.22)
                                   2014      1.45         0.50 - 2.30           3.68 - 5.57

  BHFTI AQR Global Risk            2018      0.38         1.10 - 2.05       (8.26) - (7.38)
     Balanced Division             2017      1.71         1.10 - 2.10           7.53 - 8.60
                                   2016        --         1.10 - 2.15           6.64 - 7.77
                                   2015      5.49         1.10 - 2.15      (11.50) - (4.32)
                                   2014        --         1.15 - 2.15           1.79 - 2.81

  BHFTI BlackRock Global           2018      1.42         1.10 - 2.10       (9.12) - (8.20)
     Tactical Strategies Division  2017      0.67         1.10 - 2.05         11.02 - 12.07
                                   2016      1.45         1.10 - 2.05           2.31 - 3.29
                                   2015      1.53         1.10 - 2.05       (2.14) - (1.20)
                                   2014      1.12         1.15 - 2.15           3.66 - 4.70

  BHFTI BlackRock High Yield       2018      4.97         0.90 - 1.60       (4.42) - (3.46)
     Division (Commenced           2017      5.40         0.90 - 1.60           6.05 - 7.10
     12/13/2013 and began          2016      5.83         0.90 - 1.60         12.17 - 13.24
     transactions in 2014)         2015      5.69         1.10 - 1.60       (5.57) - (4.84)
                                   2014        --         0.90 - 1.15         (1.82) - 2.48

  BHFTI Brighthouse Asset          2018      1.12         0.50 - 2.05     (11.90) - (10.52)
     Allocation 100 Division       2017      1.34         0.50 - 2.05         20.45 - 22.32
                                   2016      2.39         0.50 - 2.05           6.77 - 8.43
                                   2015      1.40         0.50 - 2.05       (4.00) - (2.50)
                                   2014      0.81         0.50 - 2.05           2.96 - 4.56

  BHFTI Brighthouse Balanced       2018      1.67         1.10 - 2.15       (9.34) - (8.38)
     Plus Division                 2017      1.55         1.10 - 2.15         15.82 - 17.04
                                   2016      2.87         1.10 - 2.15           6.06 - 7.18
                                   2015      2.09         1.10 - 2.15       (6.13) - (5.14)
                                   2014      1.73         1.15 - 2.15           7.32 - 8.39

  BHFTI Brighthouse Small Cap      2018      1.04         0.50 - 1.60     (16.59) - (15.66)
     Value Division                2017      0.91         0.50 - 1.55          9.99 - 11.14
                                   2016      1.05         0.50 - 1.55         29.24 - 30.60
                                   2015      0.09         0.50 - 1.55       (6.86) - (5.88)
                                   2014      0.04         0.50 - 1.55           0.15 - 1.21



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF DECEMBER 31
                                             ----------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO           NET
                                                 UNITS        HIGHEST ($)      ASSETS ($)
                                             ------------  ----------------  --------------
  BHFTI Brighthouse/Aberdeen           2018     4,595,166      1.12 - 10.81      47,553,441
     Emerging Markets Equity           2017     4,781,863      1.32 - 12.72      58,423,937
     Division                          2016     5,375,922      1.03 - 10.01      51,521,589
                                       2015     5,630,392       7.99 - 9.06      49,518,855
                                       2014     5,102,751      1.09 - 10.43      52,734,725

  BHFTI Brighthouse/Artisan            2018           208              9.65           2,006
     International Division            2017           256             10.98           2,810
     (Commenced 11/19/2014             2016           313              8.47           2,647
     and began transactions in 2015)   2015           308              9.46           2,913

  BHFTI Brighthouse/Eaton              2018     2,481,218     11.15 - 12.11      29,267,597
     Vance Floating Rate Division      2017     2,489,148     11.34 - 12.20      29,625,659
                                       2016     2,268,533     11.17 - 11.90      26,476,747
                                       2015     1,831,052     10.43 - 11.01      19,924,175
                                       2014     1,809,222     10.74 - 11.20      20,128,137

  BHFTI Brighthouse/Franklin           2018     7,585,943      9.23 - 10.56      75,568,731
     Low Duration Total Return         2017     8,361,024      9.56 - 10.57      83,966,094
     Division                          2016     8,173,168      9.63 - 10.48      82,027,391
                                       2015     8,644,210      9.52 - 10.22      85,200,113
                                       2014     9,626,185      9.76 - 10.33      96,688,495

  BHFTI Brighthouse/Templeton          2018       489,079     11.71 - 12.97       6,165,086
     International Bond Division       2017       589,796     11.83 - 12.96       7,449,814
                                       2016       610,154     12.06 - 13.07       7,790,764
                                       2015       611,605     12.19 - 13.08       7,837,819
                                       2014       617,146     12.98 - 13.62       8,355,488

  BHFTI Brighthouse/Wellington         2018    10,177,126     2.12 - 427.76     636,225,847
     Large Cap Research Division       2017    11,512,938     2.28 - 455.44     764,291,187
                                       2016    12,937,320     1.89 - 372.76     703,695,885
                                       2015    14,241,297    10.89 - 343.28     724,175,878
                                       2014    15,681,974    10.57 - 327.95     776,280,727

  BHFTI Clarion Global Real            2018     9,504,197      1.93 - 20.43     172,053,744
     Estate Division                   2017    10,875,352      2.13 - 22.47     218,280,039
                                       2016    12,014,777      1.94 - 20.39     220,012,334
                                       2015    12,591,472      1.94 - 20.32     233,288,277
                                       2014    13,729,569      1.98 - 20.71     260,956,015

  BHFTI ClearBridge Aggressive         2018    24,657,864     1.61 - 362.64     444,649,592
     Growth Division                   2017    29,749,965     1.75 - 392.14     575,606,365
                                       2016    34,182,457     1.49 - 332.84     556,843,925
                                       2015    38,732,875     1.47 - 325.77     615,095,439
                                       2014    40,881,802     1.55 - 341.18     672,850,047

  BHFTI Fidelity Institutional         2018    36,441,983     10.21 - 10.98     396,922,182
     Asset Management(R)               2017    41,565,748     10.44 - 11.12     458,735,090
     Government Income Division        2016    47,006,535     10.39 - 10.99     511,947,386
                                       2015    46,949,292     10.52 - 10.97     511,078,026
                                       2014    48,686,003     10.63 - 11.02     534,446,057



                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen           2018      2.60         0.90 - 2.25     (16.10) - (14.69)
     Emerging Markets Equity           2017      1.09         0.90 - 2.25         25.48 - 27.44
     Division                          2016      0.97         0.90 - 2.25          9.02 - 10.83
                                       2015      1.79         0.95 - 2.25      (15.73) - (2.68)
                                       2014      0.84         0.90 - 2.25       (8.60) - (7.07)

  BHFTI Brighthouse/Artisan            2018      1.22                1.35               (12.11)
     International Division            2017      1.08                1.35                 29.58
     (Commenced 11/19/2014             2016      0.90                1.35               (10.49)
     and began transactions in 2015)   2015      0.74                1.35                (4.78)

  BHFTI Brighthouse/Eaton              2018      3.53         1.10 - 2.05       (1.74) - (0.79)
     Vance Floating Rate Division      2017      3.78         1.10 - 2.05           1.58 - 2.55
                                       2016      3.80         1.10 - 2.05           7.05 - 8.07
                                       2015      3.48         1.10 - 2.05       (2.85) - (1.92)
                                       2014      3.50         1.15 - 2.05       (1.31) - (0.42)

  BHFTI Brighthouse/Franklin           2018      1.77         0.50 - 2.25       (1.81) - (0.07)
     Low Duration Total Return         2017      1.43         0.50 - 2.00         (0.67) - 0.83
     Division                          2016      2.92         0.50 - 2.00           1.09 - 2.62
                                       2015      3.05         0.50 - 2.00       (2.59) - (0.89)
                                       2014      2.12         0.50 - 2.05         (0.99) - 0.55

  BHFTI Brighthouse/Templeton          2018        --         0.95 - 2.00         (1.01) - 0.04
     International Bond Division       2017        --         0.95 - 2.00       (1.84) - (0.80)
                                       2016        --         0.95 - 2.00       (1.12) - (0.08)
                                       2015      8.18         0.95 - 2.00         (6.06) - 0.75
                                       2014      4.57         1.15 - 2.00       (2.25) - (0.02)

  BHFTI Brighthouse/Wellington         2018      1.00         0.00 - 2.50       (8.49) - (6.08)
     Large Cap Research Division       2017      1.05         0.00 - 2.50         19.14 - 22.18
                                       2016      2.40         0.00 - 2.50           5.78 - 8.59
                                       2015      0.91       (0.08) - 2.50           2.09 - 4.67
                                       2014      0.91       (0.08) - 2.50         10.89 - 13.87

  BHFTI Clarion Global Real            2018      5.96         0.50 - 2.25      (10.69) - (8.95)
     Estate Division                   2017      3.47         0.50 - 2.25          8.29 - 10.26
                                       2016      2.09         0.50 - 2.25         (1.37) - 0.50
                                       2015      3.83         0.50 - 2.25         (3.60) - 3.43
                                       2014      1.60         0.50 - 2.30          1.06 - 12.94

  BHFTI ClearBridge Aggressive         2018      0.61         0.50 - 2.25       (9.14) - (7.41)
     Growth Division                   2017      0.75         0.50 - 2.25         15.78 - 17.93
                                       2016      0.43         0.50 - 2.25           0.40 - 2.32
                                       2015      0.25         0.50 - 2.25       (6.17) - (4.43)
                                       2014      0.07         0.50 - 2.30          1.57 - 18.35

  BHFTI Fidelity Institutional         2018      2.79         1.15 - 2.10       (2.15) - (1.21)
     Asset Management(R)               2017      2.20         1.15 - 2.10           0.47 - 1.43
     Government Income Division        2016      2.08         1.10 - 2.10         (0.79) - 0.21
                                       2015      2.33         1.10 - 2.00       (1.56) - (0.67)
                                       2014      2.60         1.15 - 2.15           5.27 - 6.33



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTI Harris Oakmark           2018    15,932,818     2.48 - 29.06     398,451,152
     International Division      2017    16,803,885     3.29 - 38.42     554,231,973
                                 2016    19,261,195     2.55 - 29.60     494,276,831
                                 2015    20,998,453     2.38 - 27.50     503,695,677
                                 2014    21,821,539     2.51 - 28.95     553,476,475

  BHFTI Invesco Balanced-Risk    2018   401,048,107     1.10 - 11.70     462,317,377
     Allocation Division         2017   445,688,739      1.19 - 1.25     556,009,732
                                 2016   454,902,610      1.10 - 1.15     522,371,527
                                 2015   436,683,517     1.01 - 10.52     454,441,516
                                 2014   416,774,221      1.08 - 1.10     458,464,882

  BHFTI Invesco Comstock         2018         6,957     1.26 - 18.94          49,587
     Division (Commenced         2017        10,379     1.45 - 21.80          47,958
     12/13/2013 and began        2016         7,061     1.24 - 18.67          14,408
     transactions in 2015)       2015           549    15.67 - 16.10           8,672

  BHFTI Invesco Small Cap        2018     1,509,587     3.17 - 36.68      47,102,731
     Growth Division             2017     1,615,884     3.53 - 40.53      56,474,486
                                 2016     1,830,196     2.85 - 32.50      51,145,397
                                 2015     1,959,481     2.60 - 29.31      50,546,958
                                 2014     2,037,765     2.68 - 29.97      54,115,294

  BHFTI JPMorgan Core Bond       2018     7,254,348     9.85 - 11.41      81,327,656
     Division                    2017     8,421,961    10.01 - 11.54      95,678,197
                                 2016     8,737,449     9.84 - 11.30      97,321,513
                                 2015     8,785,778     9.78 - 11.19      97,049,152
                                 2014     8,518,360    10.46 - 11.26      94,969,104

  BHFTI JPMorgan Global          2018   605,342,000     1.23 - 13.14     788,207,295
     Active Allocation Division  2017   606,636,328     1.35 - 14.32     861,680,922
                                 2016   658,264,125     1.18 - 12.41     811,489,227
                                 2015   631,444,568     1.18 - 12.19     765,909,740
                                 2014   549,720,767      1.19 - 1.22     669,115,337

  BHFTI JPMorgan Small Cap       2018       876,517     2.24 - 21.10      17,643,222
     Value Division              2017     1,036,634     2.62 - 24.78      24,628,939
                                 2016     1,149,179     2.55 - 24.25      26,497,515
                                 2015     1,050,675     1.97 - 18.69      19,373,472
                                 2014     1,047,237    18.72 - 20.42      21,130,600

  BHFTI Loomis Sayles Global     2018     4,983,673     1.73 - 20.87      98,196,428
     Markets Division            2017     5,880,789     1.85 - 22.30     124,432,486
                                 2016     6,761,244     1.53 - 18.33     117,860,066
                                 2015     6,737,799     1.48 - 17.69     114,155,824
                                 2014     7,240,094     1.48 - 17.59     122,949,006

  BHFTI MetLife Multi-Index      2018   638,887,551     1.22 - 12.95     820,528,591
     Targeted Risk Division      2017   689,687,735     1.34 - 14.11     966,194,514
                                 2016   733,282,833     1.18 - 12.35     900,136,783
                                 2015   650,031,968     1.16 - 11.96     774,094,507
                                 2014   412,273,295      1.20 - 1.22     503,156,737



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI Harris Oakmark           2018      1.72         0.50 - 2.25     (25.67) - (24.23)
     International Division      2017      1.64         0.50 - 2.25         27.54 - 29.94
                                 2016      2.14         0.50 - 2.25           5.77 - 7.73
                                 2015      3.00         0.50 - 2.25       (6.65) - (3.85)
                                 2014      2.40         0.50 - 2.30       (7.93) - (6.13)

  BHFTI Invesco Balanced-Risk    2018      1.17         1.10 - 2.00       (8.30) - (7.46)
     Allocation Division         2017      3.73         1.15 - 2.10           7.72 - 8.75
                                 2016      0.15         1.15 - 2.10          9.40 - 10.44
                                 2015      2.77         1.10 - 2.10       (6.20) - (5.25)
                                 2014        --         1.15 - 2.10           3.39 - 4.37

  BHFTI Invesco Comstock         2018      0.65         0.90 - 1.35     (13.34) - (12.95)
     Division (Commenced         2017      2.63         0.90 - 1.35         16.44 - 16.97
     12/13/2013 and began        2016      2.45         0.90 - 1.35         15.73 - 16.25
     transactions in 2015)       2015      1.42         1.10 - 1.35       (7.23) - (7.00)

  BHFTI Invesco Small Cap        2018        --         0.50 - 2.25      (11.08) - (9.50)
     Growth Division             2017        --         0.50 - 2.15         22.78 - 24.71
                                 2016        --         0.50 - 2.25          8.96 - 10.88
                                 2015        --         0.50 - 2.25       (3.90) - (2.20)
                                 2014        --         0.50 - 2.30           5.46 - 7.37

  BHFTI JPMorgan Core Bond       2018      2.73         1.10 - 2.05       (2.02) - (1.08)
     Division                    2017      2.47         1.10 - 2.05           1.22 - 2.18
                                 2016      2.82         1.10 - 2.25         (0.04) - 1.11
                                 2015      2.31         1.10 - 2.25       (1.75) - (0.62)
                                 2014      1.47         1.15 - 2.25           2.75 - 3.89

  BHFTI JPMorgan Global          2018      1.62         1.10 - 2.05       (9.08) - (8.21)
     Active Allocation Division  2017      2.54         1.10 - 2.10         14.24 - 15.38
                                 2016      2.12         1.10 - 2.10           0.76 - 1.78
                                 2015      2.69         1.10 - 2.10       (1.20) - (0.21)
                                 2014      1.11         1.15 - 2.10           4.75 - 5.75

  BHFTI JPMorgan Small Cap       2018      1.08         0.90 - 2.05     (15.67) - (14.54)
     Value Division              2017      1.13         0.90 - 2.05           1.22 - 2.70
                                 2016      1.60         0.90 - 2.05         27.86 - 29.68
                                 2015      1.12         0.90 - 2.05       (9.31) - (8.08)
                                 2014      0.86         1.15 - 2.05           2.25 - 3.18

  BHFTI Loomis Sayles Global     2018      1.86         0.50 - 2.25       (7.50) - (5.86)
     Markets Division            2017      1.39         0.50 - 2.25         20.24 - 22.36
                                 2016      1.68         0.50 - 2.25           2.45 - 4.25
                                 2015      1.58         0.50 - 2.25         (1.02) - 0.72
                                 2014      2.10         0.50 - 2.25           1.17 - 2.95

  BHFTI MetLife Multi-Index      2018      1.75         0.90 - 2.10       (9.12) - (8.02)
     Targeted Risk Division      2017      1.47         0.90 - 2.10         13.15 - 14.51
                                 2016      1.32         0.90 - 2.10           2.19 - 3.43
                                 2015      1.20         1.10 - 2.10       (3.26) - (2.29)
                                 2014        --         1.15 - 2.10           6.99 - 8.01



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI MFS(R) Research         2018    10,106,842     1.64 - 18.92     153,947,912
     International Division     2017    11,333,543     1.94 - 22.16     202,267,389
                                2016    13,120,940     1.53 - 17.41     185,265,721
                                2015    14,035,549     1.57 - 17.69     201,136,412
                                2014    15,153,081     1.62 - 18.13     221,624,094

  BHFTI Morgan Stanley Mid      2018    12,304,050     2.59 - 31.15     340,007,433
     Cap Growth Division        2017    13,380,312     2.38 - 28.42     339,623,699
                                2016    14,691,729     1.72 - 20.41     269,357,054
                                2015    15,711,674     1.91 - 22.41     318,386,768
                                2014    17,054,063     2.04 - 23.71     367,615,842

  BHFTI Oppenheimer Global      2018    16,358,866     1.25 - 34.80     226,269,164
     Equity Division            2017    15,776,074     1.44 - 40.36     282,853,081
                                2016    16,415,762     1.07 - 29.72     240,714,689
                                2015    15,876,834     1.08 - 29.85     268,477,388
                                2014    14,055,032     1.17 - 28.93     271,471,540

  BHFTI PanAgora Global         2018    67,228,731      1.04 - 1.08      72,446,308
     Diversified Risk Division  2017    80,775,666      1.15 - 1.19      95,392,815
     (Commenced 4/28/2014)      2016    74,593,960      1.04 - 1.06      79,219,064
                                2015    27,943,566      0.96 - 0.97      27,029,557
                                2014     6,388,541      1.03 - 1.04       6,621,678

  BHFTI PIMCO Inflation         2018    23,939,621     0.99 - 16.77     349,179,155
     Protected Bond Division    2017    28,145,710     1.02 - 17.24     425,983,675
                                2016    29,444,296     1.00 - 16.72     435,880,990
                                2015    31,458,298    12.65 - 16.00     451,404,388
                                2014    34,187,129     0.99 - 16.59     512,607,268

  BHFTI PIMCO Total Return      2018    41,842,651     1.82 - 21.21     757,914,158
     Division                   2017    49,441,770     1.85 - 21.36     908,315,454
                                2016    52,424,443     1.80 - 20.54     925,935,319
                                2015    56,338,885     1.77 - 20.12     994,182,970
                                2014    61,356,539     1.80 - 20.22   1,090,762,284

  BHFTI Schroders Global        2018   601,844,418     1.21 - 12.91     768,330,201
     Multi-Asset Division       2017   395,258,412     1.36 - 14.41     564,139,933
                                2016   424,763,788     1.21 - 12.75     537,033,268
                                2015   411,432,972     1.17 - 12.20     498,402,470
                                2014   344,932,808      1.21 - 1.24     426,762,086

  BHFTI Schroders Global        2018            --               --              --
     Multi-Asset II Division    2017    31,603,768     1.36 - 13.47     422,442,899
     (Closed 4/27/2018)         2016    32,392,292     1.18 - 11.70     376,214,055
                                2015    27,478,865    11.04 - 11.31     309,530,805
                                2014    11,024,305     1.16 - 11.57     127,322,331

  BHFTI SSGA Growth and         2018    41,641,734    14.57 - 18.01     680,006,923
     Income ETF Division        2017    49,193,853    15.92 - 19.37     869,542,351
                                2016    55,792,678    14.03 - 16.80     861,727,162
                                2015    59,547,628    13.54 - 15.96     880,260,118
                                2014    62,846,863    14.11 - 16.36     959,208,935



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI MFS(R) Research         2018      2.02         0.50 - 2.25     (15.92) - (14.43)
     International Division     2017      1.80         0.50 - 2.15         25.62 - 27.52
                                2016      2.07         0.50 - 2.15       (2.89) - (1.37)
                                2015      2.78         0.50 - 2.15       (3.85) - (2.26)
                                2014      2.29         0.50 - 2.15       (8.84) - (7.41)

  BHFTI Morgan Stanley Mid      2018        --         0.50 - 2.25           7.69 - 9.60
     Cap Growth Division        2017      0.30         0.50 - 2.25         36.81 - 39.22
                                2016        --         0.50 - 2.25      (10.50) - (8.92)
                                2015        --         0.50 - 2.30       (7.18) - (5.50)
                                2014      0.04         0.50 - 2.30         (1.37) - 0.51

  BHFTI Oppenheimer Global      2018      1.10         0.50 - 2.15     (14.96) - (13.53)
     Equity Division            2017      0.99         0.50 - 2.15         33.90 - 36.24
                                2016      1.03         0.50 - 2.15       (1.85) - (0.16)
                                2015      1.04         0.50 - 2.15         (1.43) - 3.50
                                2014      0.91         0.50 - 2.30         (0.28) - 1.75

  BHFTI PanAgora Global         2018        --         1.15 - 2.00       (9.43) - (8.65)
     Diversified Risk Division  2017        --         1.15 - 2.00         10.37 - 11.31
     (Commenced 4/28/2014)      2016      2.54         1.15 - 2.00           8.92 - 9.85
                                2015      0.59         1.15 - 2.00       (7.35) - (6.56)
                                2014      0.51         1.15 - 2.00           3.16 - 3.75

  BHFTI PIMCO Inflation         2018      1.60         0.50 - 2.25       (4.59) - (2.76)
     Protected Bond Division    2017      1.56         0.50 - 2.25           1.17 - 3.14
                                2016        --         0.50 - 2.25           2.65 - 4.49
                                2015      4.92         0.50 - 2.25       (5.27) - (1.92)
                                2014      1.55         0.50 - 2.30         (1.54) - 2.51

  BHFTI PIMCO Total Return      2018      1.39         0.50 - 2.25       (2.46) - (0.62)
     Division                   2017      1.78         0.50 - 2.25           2.18 - 4.10
                                2016      2.59         0.50 - 2.25           0.33 - 2.18
                                2015      5.31         0.50 - 2.25       (2.22) - (0.36)
                                2014      2.35         0.50 - 2.30           0.46 - 3.82

  BHFTI Schroders Global        2018      1.66         0.90 - 2.10      (11.32) - (6.23)
     Multi-Asset Division       2017      0.79         1.10 - 2.10         11.93 - 13.05
                                2016      1.41         1.10 - 2.15           3.41 - 4.50
                                2015      1.00         1.10 - 2.15       (2.99) - (1.96)
                                2014      1.29         1.15 - 2.15           5.45 - 6.51

  BHFTI Schroders Global        2018      1.71         1.10 - 2.00       (4.55) - (4.26)
     Multi-Asset II Division    2017      1.02         0.90 - 2.10         14.06 - 15.43
     (Closed 4/27/2018)         2016      0.76         0.90 - 2.00           2.50 - 3.63
                                2015      0.68         1.10 - 2.00       (3.21) - (2.33)
                                2014        --         0.90 - 2.00           6.49 - 7.67

  BHFTI SSGA Growth and         2018      2.33         0.50 - 2.10       (8.47) - (6.99)
     Income ETF Division        2017      2.43         0.50 - 2.10         13.46 - 15.28
                                2016      2.36         0.50 - 2.10           3.59 - 5.26
                                2015      2.30         0.50 - 2.10       (4.00) - (2.45)
                                2014      2.23         0.50 - 2.10           0.03 - 5.28



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                             AS OF DECEMBER 31
                                              -----------------------------------------------
                                                               UNIT VALUE
                                                                LOWEST TO           NET
                                                  UNITS        HIGHEST ($)      ASSETS ($)
                                              ------------  ----------------  ---------------
  BHFTI SSGA Growth ETF                 2018     7,753,198     14.65 - 18.11      127,430,864
     Division                           2017     8,624,728     16.40 - 19.95      157,056,020
                                        2016     9,414,590     14.15 - 16.76      145,066,205
                                        2015    10,147,586     13.51 - 15.76      148,082,202
                                        2014    10,488,338     13.72 - 16.21      158,546,674

  BHFTI T. Rowe Price Large             2018        20,996     10.02 - 94.56          409,218
     Cap Value Division                 2017        23,096    11.13 - 105.25          578,718
     (Commenced 12/13/2013              2016        22,303      9.61 - 90.99          441,526
     and began transactions in 2015)    2015         1,871     69.65 - 79.35          137,796

  BHFTI T. Rowe Price Mid Cap           2018    19,059,742      2.25 - 39.81      430,092,959
     Growth Division                    2017    21,768,491      2.33 - 41.02      506,160,540
                                        2016    23,983,678      1.90 - 33.09      451,415,560
                                        2015    25,470,150      1.81 - 31.36      456,943,184
                                        2014    25,170,863      1.72 - 29.62      425,918,797

  BHFTI TCW Core Fixed Income           2018        23,865      9.95 - 10.01          238,242
     Division (Commenced 5/1/2015)      2017        25,274     10.02 - 10.12          255,408
                                        2016        31,998       9.90 - 9.97          318,472
                                        2015         2,096              9.86           20,663

  BHFTI Victory Sycamore Mid            2018     9,098,703      3.57 - 42.40      327,214,056
     Cap Value Division                 2017    10,507,414      4.03 - 47.43      424,806,982
                                        2016    11,613,954      3.73 - 43.54      432,480,626
                                        2015    12,869,603      3.27 - 37.88      422,756,206
                                        2014    13,839,475      3.65 - 41.83      504,220,570

  BHFTI Wells Capital                   2018        12,534     22.14 - 23.82          289,513
     Management Mid Cap Value           2017        12,681     25.94 - 27.78          342,503
     Division (Commenced                2016        13,137     23.79 - 25.35          324,307
     11/19/2014 and began               2015         7,543     21.36 - 22.65          166,859
     transactions in 2015)

  BHFTII Baillie Gifford                2018     6,925,281      1.60 - 19.47      106,646,276
     International Stock Division       2017     7,456,089      1.96 - 23.68      139,877,341
                                        2016     8,556,834      1.47 - 17.69      120,269,128
                                        2015     9,402,801      1.41 - 16.94      126,876,615
                                        2014    10,404,687      1.46 - 17.45      143,934,419

  BHFTII BlackRock Bond                 2018     8,252,602      6.74 - 83.47      391,693,026
     Income Division                    2017     9,495,090      6.86 - 84.41      455,410,535
                                        2016    10,189,467      6.68 - 81.69      470,040,574
                                        2015    10,737,933      6.57 - 79.81      478,889,253
                                        2014    11,340,124      6.62 - 79.94      498,013,818

  BHFTII BlackRock Capital              2018     4,857,860      6.61 - 76.69      170,334,155
     Appreciation Division              2017     5,314,588      6.54 - 75.43      187,945,552
                                        2016     5,990,155      4.95 - 56.76      162,149,281
                                        2015     6,648,572      5.01 - 57.13      180,849,248
                                        2014     7,221,426      4.78 - 54.16      184,744,024



                                                         FOR THE YEAR ENDED DECEMBER 31
                                              ---------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                  INCOME          LOWEST TO          LOWEST TO
                                                 RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                              --------------  ----------------  -----------------
  BHFTI SSGA Growth ETF                 2018       2.02         0.50 - 2.10      (10.65) - (9.20)
     Division                           2017       2.09         0.50 - 2.10         17.16 - 19.04
                                        2016       2.15         0.50 - 2.00           4.76 - 6.35
                                        2015       1.99         0.50 - 2.00       (4.25) - (2.80)
                                        2014       1.90         0.50 - 2.30           2.98 - 4.85

  BHFTI T. Rowe Price Large             2018       1.80         0.90 - 1.60      (10.61) - (9.98)
     Cap Value Division                 2017       2.07         0.90 - 1.60         15.10 - 15.90
     (Commenced 12/13/2013              2016       2.66         0.90 - 1.60         14.10 - 14.90
     and began transactions in 2015)    2015       0.63         1.10 - 1.60       (5.12) - (4.64)

  BHFTI T. Rowe Price Mid Cap           2018         --         0.50 - 2.25       (4.38) - (2.68)
     Growth Division                    2017         --         0.50 - 2.25         21.98 - 24.12
                                        2016         --         0.50 - 2.25           3.85 - 5.69
                                        2015         --         0.50 - 2.25           4.30 - 6.14
                                        2014         --         0.50 - 2.25         10.27 - 12.21

  BHFTI TCW Core Fixed Income           2018       2.32         1.20 - 1.35       (1.28) - (1.13)
     Division (Commenced 5/1/2015)      2017       1.60         1.20 - 1.60           1.19 - 1.59
                                        2016       0.70         1.20 - 1.60           0.59 - 0.99
                                        2015         --                1.35                (1.39)

  BHFTI Victory Sycamore Mid            2018       0.64         0.50 - 2.25     (12.16) - (10.60)
     Cap Value Division                 2017       0.99         0.50 - 2.25           7.05 - 8.93
                                        2016       0.71         0.50 - 2.25         12.93 - 14.93
                                        2015       0.54         0.50 - 2.30      (11.05) - (6.69)
                                        2014       0.55         0.50 - 2.30           7.15 - 9.10

  BHFTI Wells Capital                   2018       0.97         1.10 - 1.60     (14.68) - (14.24)
     Management Mid Cap Value           2017       1.05         1.10 - 1.60           9.04 - 9.58
     Division (Commenced                2016       0.87         1.10 - 1.60         11.39 - 11.95
     11/19/2014 and began               2015       0.46         1.10 - 1.60     (10.56) - (10.11)
     transactions in 2015)

  BHFTII Baillie Gifford                2018       1.06         0.95 - 2.25     (19.05) - (17.80)
     International Stock Division       2017       1.13         0.95 - 2.25         31.90 - 33.88
                                        2016       1.51         0.95 - 2.15           2.97 - 4.39
                                        2015       1.59         0.95 - 2.15       (4.23) - (2.89)
                                        2014       1.35         0.95 - 2.30       (5.54) - (3.99)

  BHFTII BlackRock Bond                 2018       3.25         0.50 - 2.25       (2.84) - (1.00)
     Income Division                    2017       2.99         0.50 - 2.25           1.54 - 3.43
                                        2016       3.06         0.50 - 2.25           0.58 - 2.46
                                        2015       3.72         0.50 - 2.25       (1.89) - (0.06)
                                        2014       3.31         0.50 - 2.30           4.38 - 6.39

  BHFTII BlackRock Capital              2018       0.01         0.50 - 2.25         (0.11) - 1.76
     Appreciation Division              2017       0.01         0.50 - 2.25         30.61 - 33.07
                                        2016         --         0.50 - 2.25       (2.37) - (0.56)
                                        2015         --         0.50 - 2.25           0.67 - 5.59
                                        2014       0.01         0.50 - 2.30           6.17 - 8.19



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII BlackRock                2018     3,622,610     2.33 - 24.87     50,362,897
     Ultra-Short Term Bond        2017     4,077,356     2.32 - 24.72     56,416,026
     Division                     2016     4,242,132     2.33 - 24.80     60,125,414
                                  2015     5,220,428     2.35 - 25.01     65,638,458
                                  2014     5,502,759     2.39 - 24.09     70,377,934

  BHFTII Brighthouse Asset        2018    22,770,094     1.57 - 16.54    335,855,273
     Allocation 20 Division       2017    26,632,640     1.62 - 17.07    409,028,440
                                  2016    30,580,692     1.53 - 16.04    445,624,899
                                  2015    33,195,826    12.79 - 15.42    471,604,392
                                  2014    36,038,394     1.50 - 15.59    521,380,178

  BHFTII Brighthouse Asset        2018    57,833,464     1.69 - 17.89    925,660,947
     Allocation 40 Division       2017    68,087,417     1.73 - 18.81  1,155,673,990
                                  2016    78,507,145     1.63 - 17.09  1,211,312,236
                                  2015    85,328,132    13.43 - 16.19  1,274,255,459
                                  2014    93,519,497     1.58 - 16.45  1,428,984,290

  BHFTII Brighthouse Asset        2018   183,867,868     1.80 - 19.05  3,131,421,270
     Allocation 60 Division       2017   213,872,364     1.88 - 20.40  3,928,953,268
                                  2016   240,019,648     1.71 - 17.87  3,877,916,522
                                  2015   257,093,725    14.06 - 16.77  3,978,556,726
                                  2014   275,213,574    14.34 - 17.07  4,365,939,925

  BHFTII Brighthouse Asset        2018    85,633,821     1.89 - 19.93  1,533,821,665
     Allocation 80 Division       2017    98,239,149     2.01 - 21.80  1,933,591,736
                                  2016   108,427,987     1.70 - 18.39  1,808,886,432
                                  2015   116,127,054     1.59 - 17.09  1,834,003,576
                                  2014   124,402,568     1.64 - 17.47  2,021,856,411

  BHFTII Brighthouse/Artisan      2018     4,305,631     5.20 - 60.16    171,734,105
     Mid Cap Value Division       2017     4,884,190     6.07 - 69.84    226,673,877
                                  2016     5,613,562     5.45 - 62.37    233,427,628
                                  2015     5,928,571     4.50 - 51.10    200,994,480
                                  2014     6,662,445     5.03 - 56.86    249,301,841

  BHFTII Brighthouse/Dimensional  2018       342,338    19.67 - 21.67      7,285,386
     International Small Company  2017       353,646    25.40 - 27.58      9,595,917
     Division                     2016       396,617    19.78 - 21.38      8,357,661
                                  2015       383,113    19.08 - 20.42      7,726,121
                                  2014       366,933    18.41 - 19.47      7,087,460

  BHFTII Brighthouse/Wellington   2018     9,307,629     1.40 - 84.26    521,756,898
     Balanced Division            2017    10,336,562     1.47 - 88.39    610,158,972
                                  2016    11,309,419     1.30 - 77.49    587,936,841
                                  2015    12,350,663     1.23 - 73.12    613,073,212
                                  2014    13,516,189     1.22 - 71.96    669,398,262

  BHFTII Brighthouse/Wellington   2018     9,569,314     6.51 - 75.31    471,467,558
     Core Equity Opportunities    2017    11,256,241     6.60 - 75.96    570,742,746
     Division                     2016    12,871,913     5.62 - 64.26    555,287,850
                                  2015    14,083,686     5.31 - 60.32    568,631,560
                                  2014    15,922,638     5.25 - 59.35    633,127,551



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII BlackRock                2018      0.78         0.90 - 2.15         (0.52) - 0.89
     Ultra-Short Term Bond        2017      0.11         0.90 - 2.15       (1.40) - (0.01)
     Division                     2016      0.01         0.90 - 2.25       (2.03) - (0.55)
                                  2015        --         0.95 - 2.25       (2.23) - (0.27)
                                  2014        --         0.95 - 2.25       (2.23) - (0.13)

  BHFTII Brighthouse Asset        2018      2.19         0.50 - 2.25       (4.79) - (3.10)
     Allocation 20 Division       2017      2.08         0.50 - 2.25           4.56 - 6.40
                                  2016      3.24         0.50 - 2.25           2.20 - 4.01
                                  2015      2.10         0.50 - 2.25       (2.80) - (1.08)
                                  2014      3.87         0.50 - 2.25           2.15 - 3.95

  BHFTII Brighthouse Asset        2018      2.01         0.50 - 2.25       (6.54) - (4.88)
     Allocation 40 Division       2017      1.98         0.50 - 2.25          8.19 - 10.09
                                  2016      3.56         0.50 - 2.25           3.73 - 5.56
                                  2015      0.29         0.50 - 2.25       (3.27) - (1.57)
                                  2014      2.88         0.50 - 2.30           2.54 - 4.40

  BHFTII Brighthouse Asset        2018      1.66         0.50 - 2.15       (8.13) - (6.60)
     Allocation 60 Division       2017      1.74         0.50 - 2.15         12.30 - 14.16
                                  2016      3.16         0.50 - 2.15           4.83 - 6.57
                                  2015      0.54         0.50 - 2.15       (3.37) - (0.74)
                                  2014      2.07         0.50 - 2.30           2.66 - 4.53

  BHFTII Brighthouse Asset        2018      1.33         0.50 - 2.25      (10.17) - (8.57)
     Allocation 80 Division       2017      1.56         0.50 - 2.25         16.52 - 18.57
                                  2016      2.97         0.50 - 2.25           5.73 - 7.60
                                  2015      0.35         0.50 - 2.30       (3.93) - (0.91)
                                  2014      1.60         0.50 - 2.30         (0.03) - 4.70

  BHFTII Brighthouse/Artisan      2018      0.49         0.50 - 2.25     (15.36) - (13.85)
     Mid Cap Value Division       2017      0.58         0.50 - 2.25         10.04 - 11.98
                                  2016      0.97         0.50 - 2.25         19.92 - 22.04
                                  2015      1.04         0.50 - 2.25     (11.68) - (10.12)
                                  2014      0.62         0.50 - 2.30         (0.64) - 1.17

  BHFTII Brighthouse/Dimensional  2018      2.54         1.10 - 2.05     (22.18) - (21.44)
     International Small Company  2017      1.96         1.10 - 2.00         27.87 - 29.02
     Division                     2016      1.94         1.10 - 2.05           3.68 - 4.67
                                  2015      1.71         1.10 - 2.05           3.61 - 4.60
                                  2014      1.89         1.15 - 2.05       (8.59) - (7.76)

  BHFTII Brighthouse/Wellington   2018      1.73         0.90 - 2.15       (5.93) - (4.63)
     Balanced Division            2017      1.88         0.90 - 2.15         12.52 - 14.11
                                  2016      2.73         0.90 - 2.15           4.55 - 6.04
                                  2015      1.92         0.95 - 2.15           0.22 - 1.61
                                  2014      1.98         0.90 - 2.30           7.77 - 9.56

  BHFTII Brighthouse/Wellington   2018      1.58         0.50 - 2.25       (2.58) - (0.74)
     Core Equity Opportunities    2017      1.39         0.50 - 2.25         16.17 - 18.30
     Division                     2016      1.45         0.50 - 2.25           4.67 - 6.65
                                  2015      1.59         0.50 - 2.30         (0.18) - 4.02
                                  2014      0.53         0.50 - 2.30           7.84 - 9.92



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Frontier Mid Cap         2018     6,195,073    9.78 - 102.24    422,776,437
     Growth Division              2017     6,921,843   10.48 - 109.39    508,449,789
                                  2016     7,660,214     8.45 - 88.16    455,250,831
                                  2015     8,386,483    20.77 - 84.44    481,166,004
                                  2014     9,158,445    20.50 - 82.85    516,959,626

  BHFTII Jennison Growth          2018    13,877,939     1.26 - 32.84    185,385,848
     Division                     2017    14,946,828     1.27 - 33.03    203,130,928
                                  2016    16,378,562     0.94 - 24.28    166,434,950
                                  2015    17,957,908     0.95 - 24.47    184,782,553
                                  2014    18,673,248     0.87 - 22.30    174,229,733

  BHFTII Loomis Sayles Small      2018     3,400,873     6.81 - 79.40    144,075,649
     Cap Core Division            2017     3,862,700     7.77 - 89.96    185,343,480
                                  2016     4,342,911     6.83 - 78.65    181,016,875
                                  2015     4,874,168     5.81 - 66.44    170,029,570
                                  2014     5,539,839     5.97 - 67.95    192,412,320

  BHFTII Loomis Sayles Small      2018     2,501,161     2.25 - 28.26     54,202,419
     Cap Growth Division          2017     2,468,467     2.28 - 28.37     54,566,730
                                  2016     2,721,567     1.82 - 22.54     48,392,379
                                  2015     3,053,307     1.74 - 21.43     51,758,280
                                  2014     3,266,827     1.74 - 21.26     54,772,060

  BHFTII MetLife Aggregate        2018    56,750,323     1.68 - 19.93    974,062,147
     Bond Index Division          2017    64,574,871     1.71 - 20.12  1,126,629,342
                                  2016    67,082,177     1.68 - 19.64  1,148,709,486
                                  2015    68,245,879     1.67 - 19.32  1,156,862,410
                                  2014    70,177,534     1.69 - 19.40  1,201,918,831

  BHFTII MetLife Mid Cap          2018    14,264,640     3.13 - 36.63    453,810,251
     Stock Index Division         2017    16,065,965     3.58 - 41.60    580,186,948
                                  2016    17,710,513     3.14 - 36.16    557,664,712
                                  2015    19,052,817     2.65 - 30.25    508,407,680
                                  2014    19,927,953     2.76 - 31.22    550,797,141

  BHFTII MetLife MSCI EAFE(R)     2018    28,690,901     1.45 - 19.86    424,811,670
     Index Division               2017    30,129,062     1.71 - 23.29    524,736,160
                                  2016    34,611,269     1.39 - 18.82    489,403,933
                                  2015    34,877,903     1.40 - 18.91    494,277,850
                                  2014    35,284,954     1.43 - 19.14    511,371,706

  BHFTII MetLife Russell 2000(R)  2018     9,453,823     3.07 - 36.49    297,512,830
     Index Division               2017    10,459,851     3.51 - 41.29    373,905,362
                                  2016    11,262,895     3.11 - 36.28    355,330,009
                                  2015    12,012,694     2.60 - 30.14    318,122,044
                                  2014    12,545,618     2.76 - 31.71    349,277,094

  BHFTII MetLife Stock Index      2018    33,091,820    7.93 - 101.14  2,669,705,723
     Division                     2017    37,306,057    8.44 - 106.81  3,191,113,485
                                  2016    41,650,103     7.06 - 88.55  2,971,460,417
                                  2015    45,195,410     6.42 - 79.90  2,922,726,168
                                  2014    48,564,594     6.45 - 79.57  3,141,402,122



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Frontier Mid Cap         2018        --         0.90 - 2.25       (8.01) - (6.54)
     Growth Division              2017        --         0.90 - 2.25         22.16 - 24.09
                                  2016        --         0.90 - 2.25           2.82 - 4.41
                                  2015        --         0.95 - 2.25           0.32 - 1.91
                                  2014        --         0.95 - 2.30          8.35 - 10.17

  BHFTII Jennison Growth          2018      0.17         0.50 - 2.25       (2.13) - (0.39)
     Division                     2017      0.13         0.50 - 2.25         33.95 - 36.31
                                  2016      0.07         0.50 - 2.25       (2.35) - (0.63)
                                  2015      0.06         0.50 - 2.25           8.08 - 9.99
                                  2014      0.07         0.50 - 2.25           6.32 - 8.20

  BHFTII Loomis Sayles Small      2018      0.01         0.50 - 2.25     (13.28) - (11.74)
     Cap Core Division            2017      0.14         0.50 - 2.25         12.41 - 14.39
                                  2016      0.15         0.50 - 2.25         16.33 - 18.38
                                  2015      0.05         0.50 - 2.25       (3.93) - (2.23)
                                  2014      0.01         0.50 - 2.30           1.15 - 2.99

  BHFTII Loomis Sayles Small      2018        --         0.50 - 2.15       (1.82) - (0.22)
     Cap Growth Division          2017        --         0.50 - 2.15         24.05 - 26.05
                                  2016        --         0.50 - 2.10           3.95 - 5.52
                                  2015        --         0.50 - 2.10         (0.56) - 0.92
                                  2014        --         0.50 - 2.10         (1.11) - 0.43

  BHFTII MetLife Aggregate        2018      2.86         0.50 - 2.25       (2.68) - (0.82)
     Bond Index Division          2017      2.75         0.50 - 2.25           0.68 - 2.60
                                  2016      2.62         0.50 - 2.25         (0.13) - 1.69
                                  2015      2.76         0.50 - 2.25       (2.14) - (0.39)
                                  2014      2.82         0.50 - 2.30           0.57 - 5.12

  BHFTII MetLife Mid Cap          2018      1.09         0.50 - 2.25     (13.49) - (11.95)
     Stock Index Division         2017      1.22         0.50 - 2.25         13.06 - 15.05
                                  2016      1.11         0.50 - 2.25         17.47 - 19.54
                                  2015      1.00         0.50 - 2.25       (4.79) - (2.52)
                                  2014      0.89         0.50 - 2.30           1.63 - 8.68

  BHFTII MetLife MSCI EAFE(R)     2018      2.83         0.50 - 2.25     (16.00) - (14.51)
     Index Division               2017      2.57         0.50 - 2.25         21.84 - 23.99
                                  2016      2.46         0.50 - 2.25         (1.25) - 0.50
                                  2015      3.03         0.50 - 2.30       (3.52) - (1.36)
                                  2014      2.39         0.50 - 2.30       (8.40) - (2.81)

  BHFTII MetLife Russell 2000(R)  2018      0.98         0.50 - 2.25     (13.17) - (11.63)
     Index Division               2017      1.09         0.50 - 2.25         11.85 - 13.82
                                  2016      1.24         0.50 - 2.25         18.27 - 20.36
                                  2015      1.07         0.50 - 2.30       (6.66) - (3.68)
                                  2014      1.02         0.50 - 2.30           2.40 - 4.36

  BHFTII MetLife Stock Index      2018      1.71         0.50 - 2.25       (6.96) - (5.22)
     Division                     2017      1.68         0.50 - 2.25         18.54 - 20.76
                                  2016      1.91         0.50 - 2.25          8.90 - 10.95
                                  2015      1.65         0.50 - 2.25         (1.33) - 2.90
                                  2014      1.60         0.50 - 2.30          0.90 - 12.63



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII MFS(R) Total Return      2018     3,322,036     1.22 - 88.58    117,516,215
     Division                     2017     3,778,366     1.31 - 94.51    145,097,990
                                  2016     4,213,037     1.18 - 84.68    146,385,435
                                  2015     4,556,651     6.64 - 78.13    143,114,163
                                  2014     5,012,826     6.74 - 78.84    157,659,622

  BHFTII MFS(R) Value Division    2018    52,559,197     1.48 - 29.04    598,234,094
                                  2017    20,677,338     1.67 - 32.71    523,781,737
                                  2016    23,336,266     1.44 - 28.13    506,526,529
                                  2015    24,529,013     1.27 - 24.92    475,285,633
                                  2014    26,823,537     1.29 - 25.08    526,090,577

  BHFTII MFS(R) Value II          2018            --               --             --
     Division (Closed 4/27/2018)  2017    12,582,216     1.19 - 23.04    254,251,609
                                  2016    13,722,798     1.93 - 21.57    262,264,238
                                  2015    14,658,312     1.04 - 18.36    241,297,390
                                  2014    15,621,162     1.79 - 19.66    277,145,192

  BHFTII Neuberger Berman         2018     8,679,175     3.14 - 35.14    255,498,599
     Genesis Division             2017     9,828,019     1.67 - 37.96    314,115,956
                                  2016    11,028,717     2.98 - 33.04    306,388,412
                                  2015    12,205,331     1.24 - 28.04    289,271,341
                                  2014    13,823,646     1.25 - 28.08    326,918,853

  BHFTII T. Rowe Price Large      2018    17,216,055     1.94 - 39.60    539,361,977
     Cap Growth Division          2017    18,998,068     1.98 - 40.27    609,640,874
                                  2016    20,326,210     1.50 - 30.32    491,684,512
                                  2015    20,053,722     1.50 - 30.01    499,123,184
                                  2014    19,215,859     9.68 - 27.29    443,081,491

  BHFTII T. Rowe Price Small      2018     9,657,475     4.04 - 46.55    388,577,931
     Cap Growth Division          2017    10,715,353     4.38 - 50.18    467,200,326
                                  2016    11,498,401     3.62 - 41.16    412,938,416
                                  2015    12,314,868     3.28 - 37.11    405,415,335
                                  2014    12,136,731    26.17 - 36.40    394,821,897

  BHFTII Van Eck Global           2018     2,687,622      8.26 - 9.10     24,101,859
     Natural Resources Division   2017     2,921,930    11.85 - 12.93     37,269,860
                                  2016     2,736,220    12.18 - 13.17     35,592,317
                                  2015     3,453,656      8.65 - 9.26     31,642,400
                                  2014     2,631,888    13.13 - 13.88     36,305,032

  BHFTII Western Asset            2018    13,731,347     1.09 - 38.95    422,543,762
     Management Strategic Bond    2017    15,854,082     1.15 - 40.79    514,265,588
     Opportunities Division       2016    17,633,082     1.08 - 37.98    535,867,222
                                  2015     7,434,184     1.01 - 35.24    189,250,242
                                  2014     8,379,087     1.05 - 36.14    217,390,710

  BHFTII Western Asset            2018     7,773,582     1.91 - 22.09    137,000,881
     Management U.S. Government   2017     9,021,983     1.92 - 22.04    159,678,213
     Division                     2016     9,582,786     1.90 - 21.79    167,406,266
                                  2015    10,199,735     1.91 - 21.68    179,151,852
                                  2014    11,263,811     1.92 - 21.72    197,952,838



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII MFS(R) Total Return      2018      2.17         0.50 - 2.15       (7.82) - (6.28)
     Division                     2017      2.39         0.50 - 2.15          9.79 - 11.61
                                  2016      2.79         0.50 - 2.15           6.61 - 8.38
                                  2015      2.47         0.50 - 2.15       (2.52) - (0.90)
                                  2014      2.25         0.50 - 2.15           6.06 - 7.82

  BHFTII MFS(R) Value Division    2018      1.47         0.50 - 2.25      (12.25) - (7.60)
                                  2017      1.89         0.50 - 2.15         15.20 - 17.24
                                  2016      2.11         0.50 - 2.15         11.77 - 13.65
                                  2015      2.54         0.50 - 2.15         (2.39) - 2.33
                                  2014      1.58         0.50 - 2.30          8.05 - 10.09

  BHFTII MFS(R) Value II          2018      2.81         0.50 - 2.25       (4.58) - (3.28)
     Division (Closed 4/27/2018)  2017      2.42         0.50 - 2.25          2.50 - 75.75
                                  2016      1.45         0.50 - 2.25         15.47 - 17.51
                                  2015      1.58         0.50 - 2.25      (10.46) - (6.65)
                                  2014      1.07         0.25 - 2.25           7.26 - 9.15

  BHFTII Neuberger Berman         2018      0.23         0.50 - 2.25       (9.07) - (7.45)
     Genesis Division             2017      0.29         0.50 - 2.15         13.16 - 14.91
                                  2016      0.34         0.50 - 2.15         16.02 - 17.80
                                  2015      0.29         0.50 - 2.15       (1.71) - (0.12)
                                  2014      0.30         0.50 - 2.30       (2.57) - (0.80)

  BHFTII T. Rowe Price Large      2018      0.27         0.50 - 2.25       (3.37) - (1.65)
     Cap Growth Division          2017      0.15         0.50 - 2.25         30.52 - 32.81
                                  2016      0.02         0.50 - 2.25         (0.73) - 1.03
                                  2015      0.04         0.50 - 2.25           1.40 - 9.96
                                  2014      0.02         0.50 - 2.30         (0.01) - 8.28

  BHFTII T. Rowe Price Small      2018      0.05         0.50 - 2.25       (8.87) - (7.25)
     Cap Growth Division          2017      0.19         0.50 - 2.25         19.82 - 21.92
                                  2016      0.14         0.50 - 2.25          9.00 - 10.93
                                  2015      0.07         0.50 - 2.25           0.18 - 1.95
                                  2014      0.01         0.50 - 2.25           4.27 - 6.11

  BHFTII Van Eck Global           2018        --         1.10 - 2.05     (30.31) - (29.64)
     Natural Resources Division   2017        --         1.10 - 2.05       (2.75) - (1.82)
                                  2016      0.59         1.10 - 2.05         40.82 - 42.17
                                  2015      0.21         1.10 - 2.05     (34.12) - (33.49)
                                  2014      0.27         1.15 - 2.05     (20.47) - (11.42)

  BHFTII Western Asset            2018      5.21         0.50 - 2.25       (6.17) - (4.51)
     Management Strategic Bond    2017      3.80         0.50 - 2.25           5.54 - 7.40
     Opportunities Division       2016      1.96         0.50 - 2.25           4.02 - 7.76
                                  2015      4.96         0.50 - 2.15       (4.04) - (2.35)
                                  2014      5.26         0.50 - 2.15           3.10 - 4.79

  BHFTII Western Asset            2018      2.11         0.50 - 2.25         (1.56) - 0.19
     Management U.S. Government   2017      2.46         0.50 - 2.25         (0.58) - 1.17
     Division                     2016      2.41         0.50 - 2.25         (1.23) - 0.52
                                  2015      2.10         0.50 - 2.25       (1.92) - (0.19)
                                  2014      1.73         0.50 - 2.25           0.27 - 2.04



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                             AS OF DECEMBER 31
                                              -----------------------------------------------
                                                               UNIT VALUE
                                                                LOWEST TO           NET
                                                  UNITS        HIGHEST ($)      ASSETS ($)
                                              ------------  ----------------  ---------------
  BlackRock Global Allocation           2018         4,210     20.41 - 22.02           88,248
     V.I. Division                      2017         4,188     22.44 - 24.09           96,276
     (Commenced 11/19/2014              2016        25,590     20.06 - 21.42          521,354
     and began transactions in 2015)    2015        24,602     19.63 - 20.86          489,446

  Calvert VP SRI Balanced               2018     1,063,592     32.97 - 44.61       44,653,283
     Division                           2017     1,186,460     34.40 - 46.41       51,869,403
                                        2016     1,327,240     31.20 - 41.95       52,584,587
                                        2015     1,430,108     29.38 - 39.38       53,307,044
                                        2014     1,520,177     30.50 - 40.77       58,809,995

  Calvert VP SRI Mid Cap                2018       126,305             56.76        7,168,514
     Division                           2017       145,874             59.95        8,745,518
                                        2016       186,977             54.20       10,134,827
                                        2015       227,418             51.03       11,604,230
                                        2014       256,364             53.26       13,652,993

  Delaware VIP Small Cap                2018         5,992              1.22            7,333
     Value Division (Commenced          2017        14,842              1.48           22,010
     10/31/2013 and began               2016        25,822              1.34           34,483
     transactions in 2016)

  Fidelity(R) VIP Contrafund            2018        72,718       7.85 - 8.34          603,131
     Division (Commenced                2017        89,664       8.51 - 9.01          805,722
     12/13/2013 and began               2016       161,557       7.08 - 7.48        1,206,624
     transactions in 2014)              2015         2,695              6.65           17,911
                                        2014         1,597              6.69           10,689

  Fidelity(R) VIP                       2018     1,815,376      9.56 - 79.28       63,735,707
     Equity-Income Division             2017     2,048,365     10.56 - 87.27       78,340,010
                                        2016     2,327,096      9.48 - 78.04       80,761,382
                                        2015     2,619,253      8.15 - 66.75       77,695,085
                                        2014     3,063,871      8.60 - 70.17       92,690,111

  Fidelity(R) VIP Freedom 2020          2018        56,275     17.69 - 18.54        1,037,991
     Division (Commenced 5/1/2015       2017        63,006             19.92        1,255,251
     and began transactions in 2016)    2016        98,961             17.29        1,711,114

  Fidelity(R) VIP Freedom 2025          2018        58,278     18.71 - 19.61        1,132,045
     Division (Commenced 5/1/2015       2017        38,578     20.57 - 21.23          819,000
     and began transactions in 2016)    2016        79,781             18.22        1,453,626

  Fidelity(R) VIP Freedom 2030          2018       149,868     18.81 - 19.71        2,953,022
     Division (Commenced 5/1/2015       2017       139,649     20.96 - 21.63        3,021,173
     and began transactions in 2016)    2016       115,111             18.09        2,081,941

  Fidelity(R) VIP Freedom 2035          2018         4,218     24.86 - 25.59          105,591
     Division
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2040          2018        19,309     25.00 - 25.85          498,777
     Division (Commenced 5/1/2015       2017        18,419     28.39 - 29.02          534,464
     and began transactions in 2016)    2016         7,760             23.75          184,274



                                                        FOR THE YEAR ENDED DECEMBER 31
                                              --------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                  INCOME          LOWEST TO         LOWEST TO
                                                 RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                              --------------  ----------------  ----------------
  BlackRock Global Allocation           2018       0.81         1.10 - 1.60      (9.05) - (8.60)
     V.I. Division                      2017       0.30         1.10 - 1.60        11.91 - 12.47
     (Commenced 11/19/2014              2016       1.30         1.10 - 1.60          2.16 - 2.67
     and began transactions in 2015)    2015       0.66         1.10 - 1.60      (2.57) - (0.60)

  Calvert VP SRI Balanced               2018       1.74         0.50 - 1.55      (4.17) - (3.16)
     Division                           2017       1.97         0.50 - 1.55        10.28 - 11.44
                                        2016       1.82         0.50 - 1.55          6.20 - 7.32
                                        2015       0.11         0.50 - 1.55      (3.70) - (2.68)
                                        2014       1.56         0.50 - 1.55          7.92 - 9.05

  Calvert VP SRI Mid Cap                2018       0.52                0.95               (5.33)
     Division                           2017       0.64                0.95                10.61
                                        2016         --                0.95                 6.23
                                        2015         --                0.95               (4.19)
                                        2014         --                0.95          7.07 - 7.10

  Delaware VIP Small Cap                2018       0.61                0.90              (17.47)
     Value Division (Commenced          2017       0.95                0.90                11.05
     10/31/2013 and began               2016       0.28                0.90                30.23
     transactions in 2016)

  Fidelity(R) VIP Contrafund            2018       0.41         0.90 - 1.15      (7.71) - (7.48)
     Division (Commenced                2017       0.68         0.90 - 1.15        20.20 - 20.50
     12/13/2013 and began               2016       1.15         0.90 - 1.15          6.50 - 6.76
     transactions in 2014)              2015       0.97                1.15               (0.73)
                                        2014       2.09                1.15                10.38

  Fidelity(R) VIP                       2018       2.20         0.95 - 1.35      (9.53) - (9.16)
     Equity-Income Division             2017       1.66         0.95 - 1.35        11.38 - 11.83
                                        2016       2.27         0.95 - 1.35        16.44 - 16.91
                                        2015       3.06         0.95 - 1.35      (5.25) - (4.87)
                                        2014       2.77         0.95 - 1.35          7.26 - 7.73

  Fidelity(R) VIP Freedom 2020          2018       1.25         0.90 - 1.25      (6.92) - (5.28)
     Division (Commenced 5/1/2015       2017       1.16                0.90                15.22
     and began transactions in 2016)    2016       2.32                0.90                 4.85

  Fidelity(R) VIP Freedom 2025          2018       1.34         0.90 - 1.25      (7.62) - (6.00)
     Division (Commenced 5/1/2015       2017       0.87         0.90 - 1.15        16.23 - 16.52
     and began transactions in 2016)    2016       2.70                0.90                 5.03

  Fidelity(R) VIP Freedom 2030          2018       1.19         0.90 - 1.25      (8.88) - (7.27)
     Division (Commenced 5/1/2015       2017       0.96         0.90 - 1.15        19.32 - 19.62
     and began transactions in 2016)    2016       2.70                0.90                 5.42

  Fidelity(R) VIP Freedom 2035          2018       1.79         0.95 - 1.25      (9.85) - (9.67)
     Division
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2040          2018       0.96         0.90 - 1.25     (11.16) - (9.46)
     Division (Commenced 5/1/2015       2017       1.03         0.90 - 1.15        21.89 - 22.19
     and began transactions in 2016)    2016       2.03                0.90                 5.57



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                             AS OF DECEMBER 31
                                              -----------------------------------------------
                                                               UNIT VALUE
                                                                LOWEST TO           NET
                                                  UNITS        HIGHEST ($)      ASSETS ($)
                                              ------------  ----------------  ---------------
  Fidelity(R) VIP Freedom 2045          2018         4,811     25.30 - 26.04          124,900
     Division
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2050          2018        13,729     25.54 - 26.41          362,109
     Division (Commenced 5/1/2015       2017         8,553             29.65          253,618
     and began transactions in 2016)    2016         6,075             24.27          147,402

  Fidelity(R) VIP FundsManager          2018    18,690,885     13.67 - 13.93      258,652,350
     50% Division                       2017    21,200,158     14.72 - 14.98      315,705,343
                                        2016    22,355,817     13.13 - 13.34      296,580,947
                                        2015    22,380,417     12.86 - 13.05      290,525,141
                                        2014    17,417,943     13.11 - 13.28      230,170,102

  Fidelity(R) VIP FundsManager          2018    17,207,125     13.12 - 13.50      229,662,248
     60% Division                       2017    19,728,179     14.32 - 14.70      286,973,777
                                        2016    22,614,243     12.50 - 12.80      286,717,673
                                        2015    24,528,850     12.19 - 12.44      302,657,716
                                        2014    23,126,457     12.44 - 12.62      289,729,524

  Fidelity(R) VIP Government            2018       330,351             16.21        5,355,641
     Money Market Division              2017       311,112             16.10        5,009,176
                                        2016       379,214      9.89 - 16.14        6,122,223
                                        2015       554,548     10.08 - 16.26        8,080,715
                                        2014       544,052     10.28 - 16.41        8,033,349

  Fidelity(R) VIP Growth                2018       879,956             99.50       87,558,490
     Division                           2017       980,268            100.62       98,637,848
                                        2016     1,115,679             75.17       83,862,383
                                        2015     1,266,107             75.28       95,310,704
                                        2014     1,382,739             70.91       98,045,015

  Fidelity(R) VIP Investment            2018       255,936             34.42        8,809,328
     Grade Bond Division                2017       293,120             34.93       10,239,907
                                        2016       365,398             33.84       12,364,481
                                        2015       424,477             32.61       13,843,675
                                        2014       477,735             33.12       15,822,818

  Fidelity(R) VIP Mid Cap               2018        59,331              7.05          418,140
     Division (Commenced                2017        81,118       7.96 - 8.34          676,874
     10/31/2013 and began               2016        92,941              6.99          649,196
     transactions in 2016)

  FTVIPT Templeton Developing           2018        88,922              1.52          135,271
     Markets VIP Division               2017        83,878              1.82          152,910
     (Commenced 10/31/2013 and          2016       168,845              1.31          221,198
     began transactions in 2016)

  FTVIPT Templeton Foreign              2018           159              3.82              609
     VIP Division (Commenced            2017           159       4.27 - 4.56              726
     10/31/2013 and began               2016           353              3.94            1,390
     transactions in 2016)



                                                         FOR THE YEAR ENDED DECEMBER 31
                                              ---------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                  INCOME          LOWEST TO          LOWEST TO
                                                 RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                              --------------  ----------------  -----------------
  Fidelity(R) VIP Freedom 2045          2018       2.32         0.95 - 1.25     (10.45) - (10.27)
     Division
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2050          2018       1.18         0.90 - 1.25      (10.94) - (9.48)
     Division (Commenced 5/1/2015       2017       1.09                0.90                 22.20
     and began transactions in 2016)    2016       1.81                0.90                  5.60

  Fidelity(R) VIP FundsManager          2018       1.35         1.90 - 2.05       (7.14) - (7.00)
     50% Division                       2017       1.15         1.90 - 2.05         12.14 - 12.31
                                        2016       1.24         1.90 - 2.05           2.11 - 2.26
                                        2015       1.24         1.90 - 2.05       (1.89) - (1.75)
                                        2014       1.47         1.90 - 2.05           2.96 - 3.12

  Fidelity(R) VIP FundsManager          2018       1.18         1.85 - 2.10       (8.39) - (8.16)
     60% Division                       2017       1.05         1.85 - 2.10         14.56 - 14.85
                                        2016       1.22         1.85 - 2.10           2.61 - 2.87
                                        2015       1.10         1.85 - 2.10       (1.68) - (1.43)
                                        2014       1.24         1.85 - 2.05           0.55 - 3.42

  Fidelity(R) VIP Government            2018       1.64                0.95                  0.69
     Money Market Division              2017       0.66                0.95                (0.27)
                                        2016       0.20         0.95 - 2.05       (1.85) - (0.74)
                                        2015       0.02         0.95 - 2.05       (2.02) - (0.91)
                                        2014       0.01         0.95 - 2.05       (2.02) - (0.93)

  Fidelity(R) VIP Growth                2018       0.24                0.95                (1.11)
     Division                           2017       0.22                0.95                 33.87
                                        2016       0.04                0.95                (0.15)
                                        2015       0.26                0.95                  6.17
                                        2014       0.18                0.95         10.25 - 10.28

  Fidelity(R) VIP Investment            2018       2.40                0.95                (1.47)
     Grade Bond Division                2017       2.28                0.95                  3.24
                                        2016       2.22                0.95                  3.76
                                        2015       2.51                0.95                (1.53)
                                        2014       2.10                0.95           4.83 - 4.86

  Fidelity(R) VIP Mid Cap               2018       0.36                0.90               (15.54)
     Division (Commenced                2017       0.49         0.90 - 1.15         19.16 - 19.46
     10/31/2013 and began               2016       0.46                0.90                 10.92
     transactions in 2016)

  FTVIPT Templeton Developing           2018       0.84                0.90               (16.55)
     Markets VIP Division               2017       1.07                0.90                 39.15
     (Commenced 10/31/2013 and          2016       0.90                0.90                 16.39
     began transactions in 2016)

  FTVIPT Templeton Foreign              2018       2.67                0.90               (16.20)
     VIP Division (Commenced            2017       2.30         0.90 - 1.15         15.36 - 15.65
     10/31/2013 and began               2016       1.91                0.90                  6.21
     transactions in 2016)



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       -----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  ---------------
  Ivy VIP Asset Strategy         2018           128             15.77            2,017
     Division (Commenced         2017           167             16.91            2,827
     11/19/2014 and began        2016           183             14.49            2,650
     transactions in 2015)       2015           191             15.07            2,882

  Janus Henderson Enterprise     2018        10,917              9.63          105,150
     Division (Commenced         2017        15,309              9.78          149,792
     10/31/2013 and began        2016        31,893              7.77          247,764
     transactions in 2016)

  LMPVET ClearBridge Variable    2018         5,873              7.27           42,700
     Appreciation Division       2017         6,486              7.47           48,429
     (Commenced 10/31/2013 and   2016         5,096              6.30           32,119
     began transactions in 2016)

  LMPVET ClearBridge Variable    2018        45,798              1.41           64,392
     Dividend Strategy Division  2017        46,671              1.49           69,596
     (Commenced 10/31/2013 and   2016        52,618              1.26           66,433
     began transactions in 2016)

  LMPVET ClearBridge Variable    2018       128,203       3.63 - 3.82          489,481
     Large Cap Growth Division   2017       132,067       3.67 - 3.86          508,988
     (Commenced 10/31/2013 and   2016       224,143       2.95 - 3.10          693,531
     began transactions in 2016)

  LMPVET ClearBridge Variable    2018         3,651              4.12           15,046
     Small Cap Growth Division   2017         6,825              4.02           27,439
     (Commenced 10/31/2013 and   2016        12,622              3.26           41,206
     began transactions in 2016)

  LMPVIT Western Asset Core      2018        25,469              3.26           83,068
     Plus Division (Commenced    2017        31,136              3.37          104,815
     10/31/2013 and began        2016        51,470              3.21          165,326
     transactions in 2016)

  Morgan Stanley VIF Global      2018         5,120     11.59 - 12.72           62,114
     Infrastructure Division     2017         4,622     12.79 - 13.96           61,644
     (Commenced 11/19/2014)      2016         4,158     11.55 - 12.54           49,884
                                 2015         5,480     10.20 - 11.03           58,000
                                 2014           315     12.49 - 12.95            4,007

  Oppenheimer Global             2018         1,578       9.47 - 9.59           14,988
     Multi-Alternatives Fund/VA  2017         1,578      9.93 - 10.03           15,705
     Division
     (Commenced 4/28/2017)

  PIMCO VIT                      2018         5,859       6.04 - 6.17           35,709
     CommodityRealReturn(R)      2017         6,917       7.17 - 7.28           49,885
     Strategy Division           2016         6,890       7.15 - 7.22           49,401
     (Commenced 11/19/2014)      2015         6,911       6.34 - 6.37           43,875
                                 2014           171              8.69            1,489



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       --------------  ----------------  -----------------
  Ivy VIP Asset Strategy         2018       1.81                1.35                (6.71)
     Division (Commenced         2017       1.58                1.35                 16.69
     11/19/2014 and began        2016       0.58                1.35                (3.87)
     transactions in 2015)       2015       0.35                1.35                (9.58)

  Janus Henderson Enterprise     2018       0.10                0.90                (1.56)
     Division (Commenced         2017       0.11                0.90                 25.95
     10/31/2013 and began        2016       0.07                0.90                 11.10
     transactions in 2016)

  LMPVET ClearBridge Variable    2018       1.24                0.90                (2.63)
     Appreciation Division       2017       1.27                0.90                 18.48
     (Commenced 10/31/2013 and   2016       2.06                0.90                  8.79
     began transactions in 2016)

  LMPVET ClearBridge Variable    2018       1.56                0.90                (5.71)
     Dividend Strategy Division  2017       1.52                0.90                 18.11
     (Commenced 10/31/2013 and   2016       1.98                0.90                 13.96
     began transactions in 2016)

  LMPVET ClearBridge Variable    2018       0.30         0.90 - 1.15       (1.13) - (0.88)
     Large Cap Growth Division   2017       0.20         0.90 - 1.15         24.33 - 24.64
     (Commenced 10/31/2013 and   2016       0.84         0.90 - 1.15           6.17 - 6.43
     began transactions in 2016)

  LMPVET ClearBridge Variable    2018         --                0.90                  2.50
     Small Cap Growth Division   2017         --                0.90                 23.16
     (Commenced 10/31/2013 and   2016         --                0.90                  4.85
     began transactions in 2016)

  LMPVIT Western Asset Core      2018       3.42                0.90                (3.11)
     Plus Division (Commenced    2017       3.41                0.90                  4.80
     10/31/2013 and began        2016       5.53                0.90                  3.61
     transactions in 2016)

  Morgan Stanley VIF Global      2018       2.72         1.10 - 1.60       (9.36) - (8.90)
     Infrastructure Division     2017       2.27         1.10 - 1.60         10.76 - 11.32
     (Commenced 11/19/2014)      2016       1.94         1.10 - 1.60         13.14 - 13.71
                                 2015       1.70         1.10 - 1.60     (15.25) - (14.83)
                                 2014         --         1.10 - 1.35           0.27 - 0.30

  Oppenheimer Global             2018       0.17         1.10 - 1.35       (4.61) - (4.37)
     Multi-Alternatives Fund/VA  2017       0.19         1.10 - 1.35       (1.51) - (1.35)
     Division
     (Commenced 4/28/2017)

  PIMCO VIT                      2018       1.86         1.10 - 1.60     (15.70) - (15.27)
     CommodityRealReturn(R)      2017      10.82         1.10 - 1.60           0.32 - 0.82
     Strategy Division           2016       0.87         1.10 - 1.60         12.80 - 13.37
     (Commenced 11/19/2014)      2015       2.81         1.10 - 1.60     (27.09) - (26.72)
                                 2014       0.17                1.35               (13.36)



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                            AS OF DECEMBER 31
                                             -----------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO           NET
                                                 UNITS        HIGHEST ($)      ASSETS ($)
                                             ------------  ----------------  ---------------
  PIMCO VIT Dynamic Bond               2018         8,338     10.08 - 10.29          85,042
     Division (Commenced               2017        11,816     10.17 - 10.33         121,046
     11/19/2014 and began              2016        11,278       9.87 - 9.98         111,866
     transactions in 2015)             2015         6,574       9.61 - 9.66          63,382

  PIMCO VIT Emerging Markets           2018         6,000     10.26 - 10.47          62,180
     Bond Division                     2017         6,421     10.98 - 11.15          71,038
     (Commenced 11/19/2014)            2016         8,142     10.18 - 10.29          83,339
                                       2015         7,377       9.16 - 9.21          67,775
                                       2014           200              9.55           1,913

  TAP 1919 Variable Socially           2018         4,988              5.35          26,671
     Responsive Balanced Division      2017         4,430       5.11 - 5.45          24,126
     (Commenced 12/13/2013             2016         1,649       4.43 - 4.71           7,602
     and began transactions in 2015)   2015           501              4.21           2,112

                                                      FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------
  PIMCO VIT Dynamic Bond               2018       2.39        1.10 - 1.60      (0.88) - (0.38)
     Division (Commenced               2017       1.41        1.10 - 1.60          3.04 - 3.55
     11/19/2014 and began              2016       1.41        1.10 - 1.60          2.77 - 3.28
     transactions in 2015)             2015       6.69        1.10 - 1.60      (3.52) - (3.04)

  PIMCO VIT Emerging Markets           2018       3.83        1.10 - 1.60      (6.53) - (6.06)
     Bond Division                     2017       4.78        1.10 - 1.60          7.81 - 8.35
     (Commenced 11/19/2014)            2016       4.96        1.10 - 1.60        11.18 - 11.74
                                       2015       5.10        1.10 - 1.60      (4.08) - (3.60)
                                       2014       0.13               1.35               (3.43)

  TAP 1919 Variable Socially           2018       1.09               0.90               (1.83)
     Responsive Balanced Division      2017       1.34        0.90 - 1.15        15.41 - 15.70
     (Commenced 12/13/2013             2016       1.67        0.90 - 1.15          5.02 - 5.28
     and began transactions in 2015)   2015       1.29               1.15               (2.84)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Division.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

              Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                           Page
                                                                          ------
Report of Independent Registered Public Accounting Firm..................      1
Financial Statements at December 31, 2018 and 2017 and for the Years
  Ended December 31, 2018, 2017 and 2016:
  Consolidated Balance Sheets............................................      3
  Consolidated Statements of Operations..................................      4
  Consolidated Statements of Comprehensive Income (Loss).................      5
  Consolidated Statements of Equity......................................      6
  Consolidated Statements of Cash Flows..................................      7
  Notes to the Consolidated Financial Statements.........................      9
     Note 1 -- Business, Basis of Presentation and Summary of
       Significant Accounting Policies...................................      9
     Note 2 -- Segment Information.......................................     27
     Note 3 -- Disposition...............................................     32
     Note 4 -- Insurance.................................................     32
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business
       Acquired and Other Intangibles....................................     44
     Note 6 -- Reinsurance...............................................     47
     Note 7 -- Closed Block..............................................     54
     Note 8 -- Investments...............................................     56
     Note 9 -- Derivatives...............................................     78
     Note 10 -- Fair Value...............................................     91
     Note 11 -- Long-term and Short-term Debt............................    108
     Note 12 -- Equity...................................................    110
     Note 13 -- Other Revenues and Other Expenses........................    114
     Note 14 -- Employee Benefit Plans...................................    115
     Note 15 -- Income Tax...............................................    123
     Note 16 -- Contingencies, Commitments and Guarantees................    130
     Note 17 -- Quarterly Results of Operations (Unaudited)..............    137
     Note 18 -- Related Party Transactions...............................    137
Financial Statement Schedules at December 31, 2018 and 2017 and for
  the Years Ended December 31, 2018, 2017 and 2016:
  Schedule I -- Consolidated Summary of Investments -- Other Than
   Investments in Related Parties........................................    139
  Schedule III -- Consolidated Supplementary Insurance Information.......    140
  Schedule IV -- Consolidated Reinsurance................................    142

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Metropolitan Life Insurance Company

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 18, 2019

We have served as the Company's auditor since at least 1968; however, an earlier year could not be reliably determined.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                       2018           2017
                                                   -------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at
 estimated fair value (amortized cost: $155,175
 and $157,809, respectively)......................  $    159,073   $    170,272
Equity securities, at estimated fair value........           773          1,658
Mortgage loans (net of valuation allowances of
 $291 and $271, respectively; includes $210 and
 $0, respectively, relating to variable interest
 entities; includes $299 and $520, respectively,
 under the fair value option).....................        63,687         58,459
Policy loans......................................         6,061          6,006
Real estate and real estate joint ventures
 (includes $1,394 and $1,077, respectively,
 relating to variable interest entities; includes
 $0 and $25, respectively, of real estate
 held-for-sale)...................................         6,152          6,656
Other limited partnership interests...............         4,481          3,991
Short-term investments, principally at estimated
 fair value.......................................         1,506          3,155
Other invested assets (includes $113 and $131,
 respectively, relating to variable interest
 entities)........................................        15,690         14,911
                                                   -------------  -------------
  Total investments...............................       257,423        265,108
Cash and cash equivalents, principally at
 estimated fair value (includes $14 and $12,
 respectively, relating to variable interest
 entities)........................................         6,882          5,069
Accrued investment income (includes $1 and $0,
 respectively, relating to variable interest
 entities)........................................         2,050          2,042
Premiums, reinsurance and other receivables
 (includes $2 and $3, respectively, relating to
 variable interest entities)......................        21,829         22,098
Deferred policy acquisition costs and value of
 business acquired................................         4,117          4,348
Current income tax recoverable....................            --             64
Deferred income tax asset.........................            43             --
Other assets (includes $2 and $2, respectively,
 relating to variable interest entities)..........         3,723          4,741
Separate account assets...........................       110,850        130,825
                                                   -------------  -------------
  Total assets....................................  $    406,917   $    434,295
                                                   =============  =============
Liabilities and Equity
Liabilities
Future policy benefits............................  $    126,099   $    119,415
Policyholder account balances.....................        90,656         93,939
Other policy-related balances.....................         7,264          7,176
Policyholder dividends payable....................           494            499
Policyholder dividend obligation..................           428          2,121
Payables for collateral under securities loaned
 and other transactions...........................        18,472         19,871
Short-term debt...................................           129            243
Long-term debt (includes $5 and $6, respectively,
 at estimated fair value, relating to variable
 interest entities)...............................         1,567          1,667
Current income tax payable........................           611             --
Deferred income tax liability.....................            --          1,369
Other liabilities (includes $0 and $3,
 respectively, relating to variable interest
 entities)........................................        24,620         27,409
Separate account liabilities......................       110,850        130,825
                                                   -------------  -------------
  Total liabilities...............................       381,190        404,534
                                                   -------------  -------------
Contingencies, Commitments and Guarantees (Note
 16)
Equity
Metropolitan Life Insurance Company stockholder's
 equity:
Common stock, par value $0.01 per share;
 1,000,000,000 shares authorized; 494,466,664
 shares issued and outstanding....................             5              5
Additional paid-in capital........................        12,450         14,150
Retained earnings.................................         9,512         10,035
Accumulated other comprehensive income (loss).....         3,562          5,428
                                                   -------------  -------------
  Total Metropolitan Life Insurance Company
   stockholder's equity...........................        25,529         29,618
Noncontrolling interests..........................           198            143
                                                   -------------  -------------
  Total equity....................................        25,727         29,761
                                                   -------------  -------------
  Total liabilities and equity....................  $    406,917   $    434,295
                                                   =============  =============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                       2018          2017          2016
                                                   ------------  ------------  ------------
Revenues
Premiums..........................................  $    26,613   $    22,925   $    22,393
Universal life and investment-type product policy
 fees.............................................        2,124         2,227         2,542
Net investment income.............................       10,919        10,513        11,083
Other revenues....................................        1,586         1,570         1,478
Net investment gains (losses):
Other-than-temporary impairments on fixed
 maturity securities available-for-sale...........          (23)           (7)          (87)
Other-than-temporary impairments on fixed
 maturity securities available-for-sale
 transferred to other comprehensive income (loss).           --             1           (10)
Other net investment gains (losses)...............          176           340           229
                                                   ------------  ------------  ------------
 Total net investment gains (losses)..............          153           334           132
Net derivative gains (losses).....................          766          (344)       (1,138)
                                                   ------------  ------------  ------------
 Total revenues...................................       42,161        37,225        36,490
                                                   ------------  ------------  ------------
Expenses
Policyholder benefits and claims..................       29,097        25,792        25,313
Interest credited to policyholder account balances        2,479         2,235         2,233
Policyholder dividends............................        1,085         1,097         1,200
Other expenses....................................        5,191         5,135         5,803
                                                   ------------  ------------  ------------
 Total expenses...................................       37,852        34,259        34,549
                                                   ------------  ------------  ------------
 Income (loss) before provision for income tax....        4,309         2,966         1,941
Provision for income tax expense (benefit)........          173          (561)          199
                                                   ------------  ------------  ------------
 Net income (loss)................................        4,136         3,527         1,742
Less: Net income (loss) attributable to
 noncontrolling interests.........................            6             2            (8)
                                                   ------------  ------------  ------------
 Net income (loss) attributable to Metropolitan
   Life Insurance Company.........................  $     4,130   $     3,525   $     1,750
                                                   ============  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                       2018         2017         2016
                                                   -----------  -----------  -----------
Net income (loss).................................  $    4,136   $    3,527   $    1,742
Other comprehensive income (loss):
Unrealized investment gains (losses), net of
 related offsets..................................      (6,318)       4,079          406
Unrealized gains (losses) on derivatives..........         346         (848)          36
Foreign currency translation adjustments..........         (20)          26           13
Defined benefit plans adjustment..................       2,409          129          217
                                                   -----------  -----------  -----------
 Other comprehensive income (loss), before income
   tax............................................      (3,583)       3,386          672
Income tax (expense) benefit related to items of
 other comprehensive income (loss)................         793       (1,077)        (238)
                                                   -----------  -----------  -----------
 Other comprehensive income (loss), net of income
   tax............................................      (2,790)       2,309          434
                                                   -----------  -----------  -----------
Comprehensive income (loss).......................       1,346        5,836        2,176
Less: Comprehensive income (loss) attributable to
 noncontrolling interest, net of income tax.......           6            2           (8)
                                                   -----------  -----------  -----------
 Comprehensive income (loss) attributable to
   Metropolitan Life Insurance Company............  $    1,340   $    5,834   $    2,184
                                                   ===========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                  Accumulated           Total
                                         Additional                  Other        Metropolitan Life
                                Common    Paid-in      Retained   Comprehensive   Insurance Company    Noncontrolling   Total
                                Stock     Capital     Earnings   Income (Loss)   Stockholder's Equity    Interests      Equity
                               -------- -----------  ----------  -------------- --------------------- --------------- ---------
Balance at December 31, 2015.. $      5 $    14,444  $   13,535    $    2,685      $       30,669        $     372    $  31,041
Capital contributions from
 MetLife, Inc.................                   10                                            10                            10
Returns of capital............                  (68)                                          (68)                          (68)
Excess tax benefits related
 to stock-based compensation..                   27                                            27                            27
Dividends paid to MetLife,
 Inc..........................                           (3,600)                           (3,600)                       (3,600)
Dividend of subsidiaries
 (Note 3).....................                           (2,652)                           (2,652)               2       (2,650)
Change in equity of
 noncontrolling interests.....                                                                 --             (176)        (176)
Net income (loss).............                            1,750                             1,750               (8)       1,742
Other comprehensive income
 (loss), net of income tax....                                            434                 434                           434
                               -------- -----------  ----------    ----------      --------------        ---------    ---------
Balance at December 31, 2016..        5      14,413       9,033         3,119              26,570              190       26,760
Capital contributions from
 MetLife, Inc.................                    6                                             6                             6
Returns of capital............                  (20)                                          (20)                          (20)
Purchase of operating joint
 venture interest from an
 affiliate (Note 8)...........                 (249)                                         (249)                         (249)
Dividends paid to MetLife,
 Inc..........................                           (2,523)                           (2,523)                       (2,523)
Change in equity of
 noncontrolling interests.....                                                                 --              (49)         (49)
Net income (loss).............                            3,525                             3,525                2        3,527
Other comprehensive income
 (loss), net of income tax....                                          2,309               2,309                         2,309
                               -------- -----------  ----------    ----------      --------------        ---------    ---------
Balance at December 31, 2017..        5      14,150      10,035         5,428              29,618              143       29,761
Cumulative effects of changes
 in accounting principles,
 net of income tax (Note 1)...                             (917)          924                   7                             7
                               -------- -----------  ----------    ----------      --------------        ---------    ---------
Balance at January 1, 2018....        5      14,150       9,118         6,352              29,625              143       29,768
Capital contributions from
 MetLife, Inc.................                   74                                            74                            74
Returns of capital............                   (2)                                           (2)                           (2)
Transfer of employee benefit
 plans to an affiliate (Note
 14)..........................               (1,772)                                       (1,772)                       (1,772)
Dividends paid to MetLife,
 Inc..........................                           (3,736)                           (3,736)                       (3,736)
Change in equity of
 noncontrolling interests.....                                                                 --               49           49
Net income (loss).............                            4,130                             4,130                6        4,136
Other comprehensive income
 (loss), net of income tax....                                         (2,790)             (2,790)                       (2,790)
                               -------- -----------  ----------    ----------      --------------        ---------    ---------
Balance at December 31, 2018.. $      5 $    12,450  $    9,512    $    3,562      $       25,529        $     198    $  25,727
                               ======== ===========  ==========    ==========      ==============        =========    =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                       2018            2017            2016
                                                  --------------  --------------  --------------
Cash flows from operating activities
Net income (loss)................................ $        4,136  $        3,527  $        1,742
Adjustments to reconcile net income (loss) to
 net cash provided by (used in) operating
 activities:
 Depreciation and amortization expenses..........            264             395             367
 Amortization of premiums and accretion of
  discounts associated with investments, net.....           (907)           (823)           (975)
 (Gains) losses on investments and from sales of
  businesses, net................................           (153)           (334)           (132)
 (Gains) losses on derivatives, net..............           (346)            900           1,865
 (Income) loss from equity method investments,
  net of dividends or distributions..............            375             314             483
 Interest credited to policyholder account
  balances.......................................          2,479           2,235           2,233
 Universal life and investment-type product
  policy fees....................................         (2,124)         (2,227)         (2,542)
 Change in fair value option and trading
  securities.....................................              3              17             406
 Change in accrued investment income.............             11             (40)             81
 Change in premiums, reinsurance and other
  receivables....................................           (309)            277          (2,606)
 Change in deferred policy acquisition costs and
  value of business acquired, net................            436             180             108
 Change in income tax............................            911          (2,200)           (438)
 Change in other assets..........................            947             309             701
 Change in insurance-related liabilities and
  policy-related balances........................          3,997           4,029           2,741
 Change in other liabilities.....................         (1,675)           (156)          1,731
 Other, net......................................            (19)            (49)             39
                                                  --------------  --------------  --------------
  Net cash provided by (used in) operating
    activities...................................          8,026           6,354           5,804
                                                  --------------  --------------  --------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities available-for-sale....         67,609          53,984          74,985
 Equity securities...............................            135             831             859
 Mortgage loans..................................          8,908           8,810          11,286
 Real estate and real estate joint ventures......          1,131             955             762
 Other limited partnership interests.............            479             565             830
Purchases and originations of:
 Fixed maturity securities available-for-sale....        (61,109)        (55,973)        (72,414)
 Equity securities...............................           (161)           (607)           (771)
 Mortgage loans..................................        (13,968)        (10,680)        (16,039)
 Real estate and real estate joint ventures......           (463)           (885)         (1,390)
 Other limited partnership interests.............           (871)           (794)           (809)
Cash received in connection with freestanding
 derivatives.....................................          1,798           1,661           1,372
Cash paid in connection with freestanding
 derivatives.....................................         (2,258)         (2,688)         (2,451)
Net change in policy loans.......................            (55)            (61)             85
Net change in short-term investments.............          1,671           1,623             694
Net change in other invested assets..............            351            (177)           (434)
Net change in property, equipment and leasehold
 improvements....................................            209            (177)           (227)
Other, net.......................................              4              --              --
                                                  --------------  --------------  --------------
 Net cash provided by (used in) investing
  activities..................................... $        3,410  $       (3,613) $       (3,662)
                                                  --------------  --------------  --------------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                        2018             2017             2016
                                                  ---------------  ---------------  ---------------
Cash flows from financing activities
Policyholder account balances:
  Deposits....................................... $        74,550  $        70,258  $        64,962
  Withdrawals....................................         (78,746)         (70,215)         (61,252)
Net change in payables for collateral under
 securities loaned and other transactions........          (1,399)            (525)            (696)
Long-term debt issued............................              24              169               45
Long-term debt repaid............................            (109)             (92)             (58)
Financing element on certain derivative
 instruments and other derivative related
 transactions, net...............................            (149)            (300)            (321)
Dividend of subsidiaries.........................              --               --             (115)
Dividends paid to MetLife, Inc...................          (3,736)          (2,523)          (3,600)
Return of capital associated with the purchase
 of operating joint venture interest from an
 affiliate.......................................              --             (249)              --
Other, net.......................................             (54)              88              (44)
                                                  ---------------  ---------------  ---------------
  Net cash provided by (used in) financing
   activities....................................          (9,619)          (3,389)          (1,079)
                                                  ---------------  ---------------  ---------------
Effect of change in foreign currency exchange
 rates on cash and cash equivalents balances.....              (4)               3               --
                                                  ---------------  ---------------  ---------------
  Change in cash and cash equivalents............           1,813             (645)           1,063
Cash and cash equivalents, beginning of year.....           5,069            5,714            4,651
                                                  ---------------  ---------------  ---------------
  Cash and cash equivalents, end of year......... $         6,882  $         5,069  $         5,714
                                                  ===============  ===============  ===============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest......................................... $           107  $           105  $           114
                                                  ===============  ===============  ===============
Income tax....................................... $           483  $         1,693  $           819
                                                  ===============  ===============  ===============
Non-cash transactions
Capital contributions from MetLife, Inc.......... $            74  $             6  $            10
                                                  ===============  ===============  ===============
Returns of capital............................... $            --  $            15  $            --
                                                  ===============  ===============  ===============
Transfer of employee benefit plans to an
 affiliate (Note 14)............................. $         1,772  $            --  $            --
                                                  ===============  ===============  ===============
Fixed maturity securities available-for-sale
 received in connection with pension risk
 transfer transactions........................... $         3,016  $            --  $           985
                                                  ===============  ===============  ===============
Transfer of fixed maturity securities
 available-for-sale from affiliates.............. $            --  $           292  $           367
                                                  ===============  ===============  ===============
Transfer of fixed maturity securities
 available-for-sale to affiliates................ $            --  $            --  $         3,940
                                                  ===============  ===============  ===============
Transfer of mortgage loans to affiliates......... $            --  $            --  $           626
                                                  ===============  ===============  ===============
Deconsolidation of real estate investment
 vehicles:
  Reduction of real estate and real estate joint
   ventures...................................... $            --  $            --  $           354
                                                  ===============  ===============  ===============
  Reduction of noncontrolling interests.......... $            --  $            --  $           354
                                                  ===============  ===============  ===============
Disposal of subsidiaries:
Assets disposed.................................. $            --  $            --  $        27,476
Liabilities disposed.............................              --               --          (24,572)
                                                  ---------------  ---------------  ---------------
  Net assets disposed............................              --               --            2,904
Cash disposed....................................              --               --             (115)
Dividend of interests in subsidiaries............              --               --           (2,789)
                                                  ---------------  ---------------  ---------------
  Loss on dividend of interests in subsidiaries.. $            --  $            --  $            --
                                                  ===============  ===============  ===============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of insurance, annuities, employee benefits and asset management and is organized into two segments: U.S. and MetLife Holdings. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

    The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

  Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform to the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

---------------------------------------------------------------------------------------------
Accounting Policy                                                                        Note
---------------------------------------------------------------------------------------------
Insurance                                                                               4
---------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles     5
---------------------------------------------------------------------------------------------
Reinsurance                                                                             6
---------------------------------------------------------------------------------------------
Investments                                                                             8
---------------------------------------------------------------------------------------------
Derivatives                                                                             9
---------------------------------------------------------------------------------------------
Fair Value                                                                              10
---------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                  14
---------------------------------------------------------------------------------------------
Income Tax                                                                              15
---------------------------------------------------------------------------------------------
Litigation Contingencies                                                                16
---------------------------------------------------------------------------------------------

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

     Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.

     Liabilities for universal and variable life policies with secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the life of the contract based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the S&P Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

     Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     The Company issues directly and assumes through reinsurance variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit adjusted for withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of a specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or
   (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), elective annuitizations of guaranteed minimum income benefits ("GMIBs") and the life contingent portion of GMIBs that require annuitization when the account balance goes to zero.

     Guarantees accounted for as embedded derivatives in policyholder account balances include guaranteed minimum accumulation benefits ("GMABs"), the non-life contingent portion of GMWBs and certain non-life contingent portions of GMIBs. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

     Other policy-related balances include policy and contract claims, premiums received in advance, unearned revenue liabilities, obligations assumed under structured settlement assignments, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported ("IBNR") death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of IBNR claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

     See Note 4 for additional information on obligations assumed under structured settlement assignments.

   Recognition of Insurance Revenues and Deposits

     Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to short-duration non-medical health, disability and accident & health contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 . Nonparticipating and                   Actual and expected future gross
   non-dividend-paying traditional        premiums.
   contracts:
  .  Term insurance
  .  Nonparticipating whole life
     insurance
  .  Traditional group life insurance
  .  Non-medical health insurance
 ------------------------------------------------------------------------------
 . Participating, dividend-paying         Actual and expected future gross
   traditional contracts                  margins.
 ------------------------------------------------------------------------------
 . Fixed and variable universal life      Actual and expected future gross
   contracts                              profits.
 . Fixed and variable deferred annuity
   contracts

    See Note 5 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity, and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception, and as policyholder benefits and claims when there is a loss at inception and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

     Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

     The majority of the Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Sales of securities are determined on a specific identification basis.

     Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "-- Fixed Maturity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities." The amortization of premium and accretion of discount also takes into consideration call and maturity dates.

     The Company periodically evaluates these securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Fixed Maturity Securities AFS -- Evaluation of Fixed Maturity Securities AFS for OTTI and Evaluating Temporarily Impaired Fixed Maturity Securities AFS."

     For securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings within net investment gains (losses) when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Equity Securities

     Equity securities are reported at their estimated fair value, with changes in estimated fair value included in net investment gains (losses). Sales of securities are determined on a specific identification basis. Dividends are recognized in net investment income when declared.

   Mortgage Loans

     The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount.

     Also included in mortgage loans are residential mortgage loans for which the fair value option ("FVO") was elected and which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

   Policy Loans

     Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

     Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

     Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

     The Company uses the equity method of accounting for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings in net investment income on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

     The Company accounts for its interest in real estate joint ventures and other limited partnership interests in which it has virtually no influence over the investee's operations at fair value. Changes in estimated fair value of these investments are included in net investment gains (losses). Because of the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

     The Company routinely evaluates its equity method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

     Short-term investments include highly liquid securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. Securities included within short-term investments are stated at estimated fair value, while other investments included within short-term investments are stated at amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method. See
      Note 15.

   . Affiliated investments include affiliated loans and affiliated preferred stock. Affiliated loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount. Affiliated preferred stock is stated at cost. Dividends are recognized in net investment income when declared.

   . Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 4.

   . Leveraged leases net investment is equal to the minimum lease payments plus the unguaranteed residual value, less the unearned income, and is recorded net of non-recourse debt. Income is determined by applying the leveraged lease's estimated rate of return to the net investment in the lease in those periods in which the net investment at the beginning of the period is positive. Leveraged leases derive investment returns in part from their income tax treatment. The Company regularly reviews residual values for impairment.

   . Investments in Federal Home Loan Bank ("FHLB") common stock are carried at redemption value and are considered restricted investments until redeemed by the respective FHLB regional banks ("FHLBanks").

   . Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

   . Fair value option securities ("FVO Securities") are primarily investments in fixed maturity securities held-for-investment that are managed on a total return basis where the FVO has been elected, with changes in estimated fair value, included in net investment income.

   . Direct financing leases net investment is equal to the minimum lease payments plus the unguaranteed residual value, less unearned income. Income is determined by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

   . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending and Repurchase Agreements

     The Company accounts for securities lending transactions and repurchase agreements as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions and repurchase agreements are reported as investment income and investment expense, respectively, within net investment income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Securities Lending

     The Company enters into securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan.

   Repurchase Agreements

     The Company participates in short-term repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company lends fixed maturity securities and receives cash as collateral in an amount generally equal to 95% to 100% of the estimated fair value of the securities loaned at the inception of the transaction. The Company monitors the estimated fair value of the collateral and the securities loaned throughout the duration of the transaction and additional collateral is obtained as necessary. Securities loaned under such transactions may be sold or re-pledged by the transferee.

  Derivatives

   Freestanding Derivatives

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivative's carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

Statement of Operations Presentation:  Derivative:
-----------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
-----------------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint ventures
                                       All derivatives held in relation to trading portfolios
-----------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

     The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

     Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such unadjusted quoted prices are not available, estimated fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management's judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

    Through September 30, 2018, the Company sponsored and/or administered various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

    As of October 1, 2018, except for the nonqualified defined pension plan, the plan sponsor was changed from the Company to an affiliate. Following such change, the Company remains a participating affiliate in these plans. Accordingly, beginning October 1, 2018, the Company's obligation and expense related to such plans is limited to the amount of associated expense allocated to it as a participating affiliate.

    The Company recognizes the funded status of each of its defined benefit pension and other postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

    Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs, generally over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees.

    Net periodic benefit costs are determined using management's estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

    Through September 30, 2018, the Company also sponsored defined contribution plans for substantially all employees under which a portion of employee contributions is matched. Applicable matching contributions were made each payroll period. Accordingly, the Company recognized compensation cost for current matching contributions. As of October 1, 2018, except for the nonqualified defined contribution plan, the plan sponsor was changed from the Company to an affiliate.

    See Note 14 for information on the plan sponsor change.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Income Tax

    Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life insurance and non-life insurance federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdictions;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed into law H.R. 1, commonly referred to as the Tax Cuts and Jobs Act of 2017 ("U.S. Tax Reform"). See
  Note 15 for additional information on U.S. Tax Reform and related Staff Accounting Bulletin ("SAB") 118 provisional amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Litigation Contingencies

    The Company is a defendant in a large number of litigation matters and is involved in a number of regulatory investigations. Given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 16, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's consolidated financial statements.

  Other Accounting Policies

   Stock-Based Compensation

     The Company recognizes stock-based compensation on its consolidated results of operations based on MetLife, Inc.'s allocation. MetLife, Inc. applies the accounting policies described below to determine those expenses.

     MetLife, Inc. grants certain employees stock-based compensation awards under various plans that are subject to specific vesting conditions. MetLife, Inc. measures the cost of all stock-based transactions at fair value at the grant date and recognizes it over the period during which a grantee must provide services in exchange for the award. MetLife, Inc. remeasures performance shares and cash-payable awards quarterly. Employees who meet certain age-and-service criteria receive payment or may exercise their awards regardless of ending employment. However, the award's payment or exercisability takes place at the originally-scheduled time, i.e., is not accelerated. As a result, the award does not require the employee to provide any substantive service after attaining those age-and-service criteria. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards from the beginning of the vesting to the earlier of the end of the vesting period or the date the employee attains the age-and-service criteria. MetLife, Inc. incorporates an estimation of future forfeitures of stock-based awards into the determination of compensation expense when recognizing expense over the requisite service period.

   Cash and Cash Equivalents

     The Company considers highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Securities included within cash equivalents are stated at estimated fair value, while other investments included within cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $926 million and $1.2 billion at December 31, 2018 and 2017, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $572 million and $614 million at December 31, 2018 and 2017, respectively. Related depreciation and amortization expense was $81 million, $124 million and $139 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.3 billion and $1.7 billion at December 31, 2018 and 2017, respectively. Accumulated amortization of capitalized software was $1.3 billion at both December 31, 2018 and 2017. Related amortization expense was $90 million, $164 million and $132 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     During the year ended December 31, 2018, the Company sold to an affiliate certain property, equipment, leasehold improvements and computer software at carrying value for a total of $785 million.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, fees related to service contracts from customers related to prepaid legal plans, administrative services-only ("ASO") contracts, and recordkeeping and related services. Substantially all of the revenue from the services is recognized over time as the applicable services are provided or are made available to the customers. The revenue recognized includes variable consideration to the extent it is probable that a significant reversal will not occur. In addition to the service fees, other revenues also include certain stable value fees and reinsurance ceded. These fees are recognized as earned.

   Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company.

   Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

     Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     The Company tests goodwill for impairment by either performing a qualitative assessment or a quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a quantitative impairment test. In performing the quantitative impairment test, the Company may determine the fair values of its reporting units by applying a market multiple, discounted cash flow, and/or an actuarial based valuation approach.
     For the 2018 annual goodwill impairment tests, the Company concluded that goodwill was not impaired. The goodwill balance was $70 million in the U.S. segment and $31 million in the MetLife Holdings segment, at both
   December 31, 2018 and 2017.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Recent Accounting Pronouncements

  Changes to GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASUs") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. The following tables provide a description of new ASUs issued by the FASB and the impact of the adoption on the Company's consolidated financial statements.

  Adoption of New Accounting Pronouncements

    Except as noted below, the ASUs adopted by the Company effective January 1, 2018 did not have a material impact on its consolidated financial statements.

               Standard                                        Description                         Effective Date and
                                                                                                   Method of Adoption
------------------------------------------------------------------------------------------------------------------------
ASU 2018-02, Income                      The new guidance allows a reclassification of AOCI       January 1, 2018, the
Statement--Reporting Comprehensive       to retained earnings for stranded tax effects resulting  Company applied the
Income (Topic 220): Reclassification of  from the U.S. Tax Reform. Due to the change in           ASU in the period of
Certain Tax Effects from Accumulated     corporate tax rates resulting from the U.S. Tax          adoption.
Other Comprehensive Income               Reform, the Company reported stranded tax effects
                                         in AOCI related to unrealized gains and losses on
                                         AFS securities, cumulative foreign translation
                                         adjustments and deferred costs on pension benefit
                                         plans.
------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial Instruments --    The new guidance changed the previous accounting         January 1, 2018, the
Overall (Subtopic 825-10): Recognition   guidance related to (i) the classification and           Company adopted,
and Measurement of Financial Assets and  measurement of certain equity investments, (ii) the      using a modified
Financial Liabilities, as clarified and  presentation of changes in the fair value of financial   retrospective
amended by ASU 2018-03, Technical        liabilities measured under the FVO that are due to       approach.
Corrections and Improvements to          instrument-specific credit risk, and (iii) certain
Financial Instruments-Overall (Subtopic  disclosures associated with the fair value of financial
825-10): Recognition and Measurement of  instruments. There is no longer a requirement to
Financial Assets and Financial           assess equity securities for impairment since such
Liabilities.                             securities are now measured at fair value through net
                                         income. Additionally, there is no longer a
                                         requirement to assess equity securities for embedded
                                         derivatives requiring bifurcation.
------------------------------------------------------------------------------------------------------------------------
ASU 2014-09, Revenue from Contracts      The new guidance supersedes nearly all existing          January 1, 2018, the
with Customers (Topic 606)               revenue recognition guidance under GAAP.                 Company adopted,
                                         However, it does not impact the accounting for           using a modified
                                         insurance and investment contracts within the scope      retrospective
                                         of FASB Accounting Standard Codification Topic           approach.
                                         944, Financial Services - Insurance, leases, financial
                                         instruments and certain guarantees. For those
                                         contracts that are impacted, the new guidance
                                         requires an entity to recognize revenue upon the
                                         transfer of promised goods or services to customers
                                         in an amount that reflects the consideration to which
                                         the entity expects to be entitled, in exchange for
                                         those goods or services.

               Standard                         Impact on Financial Statements

--------------------------------------------------------------------------------------
ASU 2018-02, Income                      The adoption of this guidance resulted in
Statement--Reporting Comprehensive       the release of stranded tax effects in AOCI
Income (Topic 220): Reclassification of  resulting from the U.S. Tax Reform by
Certain Tax Effects from Accumulated     decreasing retained earnings as of
Other Comprehensive Income               January 1, 2018 by $1.0 billion with a
                                         corresponding increase to AOCI. The
                                         Company's accounting policy for the
                                         release of stranded tax effects in AOCI is
                                         on an aggregate portfolio basis.
--------------------------------------------------------------------------------------
ASU 2016-01, Financial Instruments --    The adoption of this guidance resulted in a
Overall (Subtopic 825-10): Recognition   $101 million, net of income tax, increase to
and Measurement of Financial Assets and  retained earnings largely offset by a
Financial Liabilities, as clarified and  decrease to AOCI that was primarily
amended by ASU 2018-03, Technical        attributable to $925 million of equity
Corrections and Improvements to          securities previously classified and
Financial Instruments-Overall (Subtopic  measured as equity securities AFS. The
825-10): Recognition and Measurement of  Company has included the required
Financial Assets and Financial           disclosures related to equity securities AFS
Liabilities.                             within Note 8.



--------------------------------------------------------------------------------------
ASU 2014-09, Revenue from Contracts      The adoption of the guidance did not have
with Customers (Topic 606)               a material impact on the Company's
                                         consolidated financial statements other
                                         than expanded disclosures in Note 13.










Other

  Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $2 million, gross derivative liabilities by $182 million, accrued investment income by $4 million, and collateral receivables recorded within premiums, reinsurance and other receivables by $176 million.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $751 million, gross derivative liabilities by $603 million, accrued investment income by $55 million, accrued investment expense recorded within other liabilities by $10 million, collateral receivables recorded within premiums, reinsurance and other receivables by $226 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions by $419 million.

Future Adoption of New Accounting Pronouncements

  ASUs not listed below were assessed and either determined to be not applicable or are not expected to have a material impact on the Company's consolidated financial statements. ASUs issued but not yet adopted as of December 31, 2018 that are being assessed and may or may not have a material impact on the Company's consolidated financial statements are summarized in the table below.

                                                                                          Effective Date and
         Standard                                  Description                            Method of Adoption
-----------------------------------------------------------------------------------------------------------------
ASU 2018-17,                The new guidance provides that indirect interests held     January 1, 2020, to be
Consolidation (Topic 810):  through related parties in common control arrangements     applied retrospectively
Targeted Improvements to    should be considered on a proportional basis for           with a cumulative
Related Party Guidance for  determining whether fees paid to decisionmakers and        effect adjustment to
Variable Interest Entities  service providers are variable interests.                  retained earnings at the
                                                                                       beginning of the
                                                                                       earliest period
                                                                                       presented.
-----------------------------------------------------------------------------------------------------------------
ASU 2018-16, Derivatives    The new guidance permits the use of the overnight index    January 1, 2019, to be
and Hedging (Topic 815):    swap rate based on the SOFR as a U.S. benchmark            applied prospectively
Inclusion of the Secured    interest rate for hedge accounting purposes under Topic    for qualifying new or
Overnight Financing Rate    815.                                                       redesignated hedging
(SOFR) Overnight Index                                                                 relationships entered
Swap (OIS) Rate as a                                                                   into after January 1,
Benchmark Interest Rate                                                                2019.
for Hedge Accounting
Purposes
-----------------------------------------------------------------------------------------------------------------
ASU 2018-15,                The new guidance requires a customer in a cloud            January 1, 2020. The
Intangibles--Goodwill and   computing arrangement that is a service contract to        new guidance can be
Other--Internal-Use         follow the internal-use software guidance to determine     applied either
Software (Subtopic          which implementation costs to capitalize as an asset and   prospectively to
350-40): Customer's         which costs to expense as incurred. Implementation costs   eligible costs incurred
Accounting for              that are capitalized under the new guidance are required   on or after the
Implementation Costs        to be amortized over the term of the hosting arrangement,  guidance is first
Incurred in a Cloud         beginning when the module or component of the hosting      applied, or
Computing Arrangement       arrangement is ready for its intended use.                 retrospectively to all
That Is a Service Contract                                                             periods presented.
-----------------------------------------------------------------------------------------------------------------
ASU 2018-14,                The new guidance removes certain disclosures that no       December 31, 2020, to
Compensation--Retirement    longer are considered cost beneficial, clarifies the       be applied on a
Benefits--Defined Benefit   specific requirements of disclosures, and adds disclosure  retrospective basis to
Plans--General (Subtopic    requirements identified as relevant for employers that     all periods presented
715-20): Disclosure         sponsor defined benefit pension or other postretirement    (with early adoption
Framework--Changes to       plans.                                                     permitted).
the Disclosure
Requirements for Defined
Benefit Plans

         Standard              Impact on Financial Statements
------------------------------------------------------------------
ASU 2018-17,                The Company does not expect the
Consolidation (Topic 810):  adoption to have a material impact
Targeted Improvements to    on its consolidated financial
Related Party Guidance for  statements.
Variable Interest Entities



------------------------------------------------------------------
ASU 2018-16, Derivatives    The Company does not expect the
and Hedging (Topic 815):    adoption to have a material impact
Inclusion of the Secured    on its consolidated financial
Overnight Financing Rate    statements.
(SOFR) Overnight Index
Swap (OIS) Rate as a
Benchmark Interest Rate
for Hedge Accounting
Purposes
------------------------------------------------------------------
ASU 2018-15,                The Company is currently evaluating
Intangibles--Goodwill and   the impact of the new guidance on its
Other--Internal-Use         consolidated financial statements.
Software (Subtopic
350-40): Customer's
Accounting for
Implementation Costs
Incurred in a Cloud
Computing Arrangement
That Is a Service Contract
------------------------------------------------------------------
ASU 2018-14,                The Company is currently evaluating
Compensation--Retirement    the impact of the new guidance on its
Benefits--Defined Benefit   consolidated financial statements.
Plans--General (Subtopic
715-20): Disclosure
Framework--Changes to
the Disclosure
Requirements for Defined
Benefit Plans

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

                                                                                            Effective Date and
         Standard                                   Description                             Method of Adoption
-------------------------------------------------------------------------------------------------------------------
ASU 2018-13, Fair Value     The new guidance modifies the disclosure requirements        January 1, 2020.
Measurement (Topic 820):    on fair value by removing some requirements, modifying       Amendments related to
Disclosure Framework--      others, adding changes in unrealized gains and losses        changes in unrealized
Changes to the Disclosure   included in OCI for recurring Level 3 fair value             gains and losses, the
Requirements for Fair       measurements, and under certain circumstances,               range and weighted
Value Measurement           providing the option to disclose certain other quantitative  average of significant
                            information with respect to significant unobservable         unobservable inputs
                            inputs in lieu of a weighted average.                        used to develop
                                                                                         Level 3 fair value
                                                                                         measurements, and the
                                                                                         narrative description of
                                                                                         measurement
                                                                                         uncertainty should be
                                                                                         applied prospectively.
                                                                                         All other amendments
                                                                                         should be applied
                                                                                         retrospectively.
-------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial      The new guidance (i) prescribes the discount rate to be      January 1, 2021, to be
Services--Insurance (Topic  used in measuring the liability for future policy benefits   applied retrospectively
944): Targeted              for traditional and limited payment long-duration            to January 1, 2019
Improvements to the         contracts, and requires assumptions for those liability      (with early adoption
Accounting for Long-        valuations to be updated after contract inception,           permitted).
Duration Contracts          (ii) requires more market-based product guarantees on
                            certain separate account and other account balance long-
                            duration contracts to be accounted for at fair value,
                            (iii) simplifies the amortization of DAC for virtually all long-duration contracts, and (iv) introduces certain
                            financial statement presentation requirements, as well as
                            significant additional quantitative and qualitative
                            disclosures.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-12, Derivatives    The new guidance simplifies the application of hedge         January 1, 2019, to be
and Hedging (Topic 815):    accounting in certain situations and amends the hedge        applied on a modified
Targeted Improvements to    accounting model to enable entities to better portray the    retrospective basis
Accounting for Hedging      economics of their risk management activities in their       through a cumulative
Activities                  financial statements.                                        effect adjustment to
                                                                                         retained earnings.






-------------------------------------------------------------------------------------------------------------------
ASU 2017-08, Receivables    The new guidance shortens the amortization period for        January 1, 2019, to be
--Nonrefundable Fees and    certain callable debt securities held at a premium and       applied on a modified
Other Costs                 requires the premium to be amortized to the earliest call    retrospective basis
(Subtopic 310-20),          date. However, the new guidance does not require an          through a cumulative
Premium Amortization on     accounting change for securities held at a discount whose    effect adjustment to
Purchased Callable Debt     discount continues to be amortized to maturity.              retained earnings.
Securities
-------------------------------------------------------------------------------------------------------------------
ASU 2017-04,                The new guidance simplifies the current two-step             January 1, 2020, to be
Intangibles--Goodwill and   goodwill impairment test by eliminating Step 2 of the        applied on a
Other (Topic 350):          test. The new guidance requires a one-step impairment        prospective basis.
Simplifying the Test for    test in which an entity compares the fair value of a         Early adoption is
Goodwill Impairment         reporting unit with its carrying amount and recognizes an    permitted for interim
                            impairment charge for the amount by which the carrying       or annual goodwill
                            amount exceeds the reporting unit's fair value, if any.      impairment tests
                                                                                         performed on testing
                                                                                         dates after January 1,
                                                                                         2017.

         Standard               Impact on Financial Statements
-------------------------------------------------------------------
ASU 2018-13, Fair Value     As of December 31, 2018, the
Measurement (Topic 820):    Company early adopted the
Disclosure Framework--      provisions of the guidance that
Changes to the Disclosure   removed the requirements relating to
Requirements for Fair       transfers between fair value
Value Measurement           hierarchy levels and certain
                            disclosures about valuation processes
                            for Level 3 fair value measurements.
                            The Company will adopt the
                            remainder of the new guidance at the
                            effective date, and is currently
                            evaluating the impact of those
                            changes on its consolidated financial
                            statements.



-------------------------------------------------------------------
ASU 2018-12, Financial      The Company has started its
Services--Insurance (Topic  implementation efforts and is
944): Targeted              currently evaluating the impact of the
Improvements to the         new guidance. Given the nature and
Accounting for Long-        extent of the required changes to a
Duration Contracts          significant portion of the Company's
                            operations, the adoption of this
                            standard is expected to have a
                            material impact on its consolidated
                            financial statements.



-------------------------------------------------------------------
ASU 2017-12, Derivatives    Upon adoption, the Company will
and Hedging (Topic 815):    make certain changes to its
Targeted Improvements to    assessment of hedge effectiveness
Accounting for Hedging      for fair value hedging relationships,
Activities                  and the Company will also reclassify
                            hedge ineffectiveness for cash flow
                            hedging relationships existing as of
                            the adoption date, which was
                            previously recorded to earnings, to
                            AOCI. The estimated impact of
                            adoption is a decrease to retained
                            earnings of less than $250 million.
-------------------------------------------------------------------
ASU 2017-08, Receivables    The adoption of the new guidance
--Nonrefundable Fees and    will not have a material impact on
Other Costs                 the Company's consolidated
(Subtopic 310-20),          financial statements.
Premium Amortization on
Purchased Callable Debt
Securities
-------------------------------------------------------------------
ASU 2017-04,                The new guidance will reduce the
Intangibles--Goodwill and   complexity involved with the
Other (Topic 350):          evaluation of goodwill for
Simplifying the Test for    impairment. The impact of the new
Goodwill Impairment         guidance will depend on the
                            outcomes of future goodwill
                            impairment tests.




                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

                                                                     Effective Date and
         Standard                        Description                 Method of Adoption
--------------------------------------------------------------------------------------------
ASU 2016-13, Financial      This new guidance replaces the         January 1, 2020. For
Instruments--Credit Losses  incurred loss impairment methodology   substantially all
(Topic 326): Measurement    with one that reflects expected        financial assets, the
of Credit Losses on         credit losses. The measurement of      ASU is to be applied
Financial Instruments, as   expected credit losses should be       on a modified
clarified and amended by    based on historical loss information,  retrospective basis
ASU 2018-19, Codification   current conditions, and reasonable     through a cumulative
Improvements to Topic 326,  and supportable forecasts. The new     effect adjustment to
Financial Instruments--     guidance requires that an OTTI on a    retained earnings. For
Credit Losses               debt security will be recognized as    previously impaired
                            an allowance going forward, such that  debt securities and
                            improvements in expected future cash   certain debt securities
                            flows after an impairment will no      acquired with evidence
                            longer be reflected as a prospective   of credit quality
                            yield adjustment through net           deterioration since
                            investment income, but rather a        origination, the new
                            reversal of the previous impairment    guidance is to be
                            and recognized through realized        applied prospectively.
                            investment gains and losses. The
                            guidance also requires enhanced
                            disclosures. In November 2018, the
                            FASB issued ASU 2018-19, clarifying
                            that receivables arising from
                            operating leases should be accounted
                            for in accordance with Topic 842,
                            Leases. The Company has assessed the
                            asset classes impacted by the new
                            guidance and is currently assessing
                            the accounting and reporting system
                            changes that will be required to
                            comply with the new guidance.
--------------------------------------------------------------------------------------------
ASU 2016-02, Leases         The new guidance requires a lessee to  January 1, 2019, to be
(Topic 842), as clarified   recognize assets and liabilities for   applied on a modified
and amended by ASU          leases with lease terms of more than   retrospective basis
2018-10, Codification       12 months. Leases would be classified  using the optional
Improvements to Topic 842,  as finance or operating leases and     transition method with
Leases, ASU 2018-11,        both types of leases will be           a cumulative effect
Leases (Topic 842):         recognized on the balance sheet.       adjustment recorded at
Targeted Improvements,      Lessor accounting will remain largely  January 1, 2019.
and ASU 2018-20, Leases     unchanged from current guidance
(Topic 842): Narrow-Scope   except for certain targeted changes.
Improvements for Lessors    The new guidance will also require
                            new qualitative and quantitative
                            disclosures. In July 2018, two
                            amendments to the new guidance were
                            issued. The amendments provide the
                            option to adopt the new guidance
                            prospectively without adjusting
                            comparative periods. Also, the
                            amendments provide lessors with a
                            practical expedient not to separate
                            lease and non-lease components for
                            certain operating leases. In December
                            2018, an amendment was issued to
                            clarify lessor accounting relating to
                            taxes, certain lessor's costs and
                            variable payments related to both
                            lease and non-lease components. The
                            Company will adopt the new guidance
                            and related amendments on January 1,
                            2019 and expects to elect certain
                            practical expedients permitted under
                            the transition guidance. In addition,
                            the Company will elect the
                            prospective transition option and
                            recognize a cumulative effect
                            adjustment to the opening balance of
                            retained earnings in the period of
                            adoption. The Company has been
                            executing an integrated
                            implementation plan which includes a
                            multi-functional working group with a
                            project governance structure to
                            address any resource, system, data
                            and process gaps related to the
                            implementation of the new standard.
                            The Company is currently integrating
                            a lease accounting technology
                            solution and finalizing updated
                            reporting processes and additional
                            internal controls to facilitate
                            compliance with the new guidance.
--------------------------------------------------------------------------------------------

             Description                  Impact on Financial Statements
-----------------------------------------------------------------------------
This new guidance replaces the         The Company believes that the
incurred loss impairment methodology   most significant impact upon
with one that reflects expected        adoption will be to its mortgage
credit losses. The measurement of      loan investments. The Company is
expected credit losses should be       currently evaluating the impact of
based on historical loss information,  the new guidance on its
current conditions, and reasonable     consolidated financial statements.
and supportable forecasts. The new
guidance requires that an OTTI on a
debt security will be recognized as
an allowance going forward, such that
improvements in expected future cash
flows after an impairment will no
longer be reflected as a prospective
yield adjustment through net
investment income, but rather a
reversal of the previous impairment
and recognized through realized
investment gains and losses. The
guidance also requires enhanced
disclosures. In November 2018, the
FASB issued ASU 2018-19, clarifying
that receivables arising from
operating leases should be accounted
for in accordance with Topic 842,
Leases. The Company has assessed the
asset classes impacted by the new
guidance and is currently assessing
the accounting and reporting system
changes that will be required to
comply with the new guidance.
-----------------------------------------------------------------------------
The new guidance requires a lessee to  The Company believes the most
recognize assets and liabilities for   significant changes relate to (i) the
leases with lease terms of more than   recognition of new right of use
12 months. Leases would be classified  assets and lease liabilities on the
as finance or operating leases and     consolidated balance sheet for real
both types of leases will be           estate operating leases; and (ii) the
recognized on the balance sheet.       recognition of deferred gains
Lessor accounting will remain largely  associated with previous sale-
unchanged from current guidance        leaseback transactions as a
except for certain targeted changes.   cumulative effect adjustment to
The new guidance will also require     retained earnings. On adoption, the
new qualitative and quantitative       Company will recognize additional
disclosures. In July 2018, two         operating liabilities, with
amendments to the new guidance were    corresponding right of use assets of
issued. The amendments provide the     the same amount adjusted for
option to adopt the new guidance       prepaid/deferred rent, unamortized
prospectively without adjusting        initial direct costs and potential
comparative periods. Also, the         impairment of right of use assets
amendments provide lessors with a      based on the present value of the
practical expedient not to separate    remaining minimum rental
lease and non-lease components for     payments. These assets and
certain operating leases. In December  liabilities will represent less than
2018, an amendment was issued to       1% of the Company's total assets
clarify lessor accounting relating to  and total liabilities. The adoption
taxes, certain lessor's costs and      will not have a material impact on
variable payments related to both      its consolidated financial
lease and non-lease components. The    statements.
Company will adopt the new guidance
and related amendments on January 1,
2019 and expects to elect certain
practical expedients permitted under
the transition guidance. In addition,
the Company will elect the
prospective transition option and
recognize a cumulative effect
adjustment to the opening balance of
retained earnings in the period of
adoption. The Company has been
executing an integrated
implementation plan which includes a
multi-functional working group with a
project governance structure to
address any resource, system, data
and process gaps related to the
implementation of the new standard.
The Company is currently integrating
a lease accounting technology
solution and finalizing updated
reporting processes and additional
internal controls to facilitate
compliance with the new guidance.
-----------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


2. Segment Information

  The Company is organized into two segments: U.S. and MetLife Holdings. In addition, the Company reports certain of its results of operations in Corporate & Other.

U.S.

  The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S. segment is organized into two businesses: Group Benefits and Retirement and Income Solutions ("RIS").

 . The Group Benefits business offers life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, vision and accident & health coverages, as well as prepaid legal plans. This business also sells ASO arrangements to some employers.

 . The RIS business offers a broad range of life and annuity-based insurance and investment products, including stable value and pension risk transfer products, institutional income annuities, tort settlements, and capital markets investment products, as well as solutions for funding postretirement benefits and company-, bank- or trust-owned life insurance.

MetLife Holdings

  The MetLife Holdings segment consists of operations relating to products and businesses that the Company no longer actively markets, such as variable, universal, term and whole life insurance, variable, fixed and index-linked annuities and long-term care insurance.

Corporate & Other

  Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, including enterprise-wide strategic initiative restructuring charges and various start-up businesses. Additionally, Corporate & Other includes run-off businesses. Corporate & Other also includes the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. For the year ended December 31, 2016, Corporate & Other includes business of the Company that was transferred to Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse"). In addition, Corporate & Other includes the elimination of intersegment amounts, which generally relate to affiliated reinsurance and intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Adjusted earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, adjusted earnings is also the Company's GAAP measure of segment performance and is reported below. Adjusted earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Adjusted earnings is defined as adjusted revenues less adjusted expenses, net of income tax.

  The financial measures of adjusted revenues and adjusted expenses focus on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and certain entities required to be consolidated under GAAP. Also, these measures exclude results of discontinued operations under GAAP and other businesses that have been or will be sold or exited by MLIC but do not meet the discontinued operations criteria under GAAP and are referred to as divested businesses. Divested businesses also includes the net impact of transactions with exited businesses that have been eliminated in consolidation under GAAP and costs relating to businesses that have been or will be sold or exited by MLIC that do not meet the criteria to be included in results of discontinued operations under GAAP. Adjusted revenues also excludes net investment gains (losses) and net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The following additional adjustments are made to revenues, in the line items indicated, in calculating adjusted revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB fees"); and

 . Net investment income: (i) includes earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) excludes post-tax adjusted earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP and (iv) includes distributions of profits from certain other limited partnership interests that were previously accounted for under the cost method, but are now accounted for at estimated fair value, where the change in estimated fair value is recognized in net investment gains (losses) under GAAP.

  The following additional adjustments are made to expenses, in the line items indicated, in calculating adjusted expenses:

 .   Policyholder benefits and claims and policyholder dividends excludes:
     (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and other pass-through adjustments, (iii) benefits and hedging costs related to GMIBs ("GMIB costs"), and (iv) market value adjustments associated with surrenders or terminations of contracts ("Market value adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB fees and GMIB costs and (iii) Market value adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 .   Other expenses excludes costs related to: (i) noncontrolling interests,
     (ii) acquisition, integration and other costs, and (iii) goodwill impairments.

  The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate. Additionally, the provision for income tax (expense) benefit also includes the impact related to the timing of certain tax credits, as well as certain tax reforms.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for adjusted earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, net income (loss) or adjusted earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                 MetLife    Corporate                                Total
Year Ended December 31, 2018                           U.S.      Holdings    & Other       Total     Adjustments  Consolidated
-------------------------------------------------- -----------  ----------- ---------  ------------  -----------  ------------
                                                                                  (In millions)
Revenues
Premiums..........................................  $   23,388   $    3,205  $     20   $    26,613   $       --   $    26,613
Universal life and investment-type product policy
 fees.............................................       1,023        1,008        --         2,031           93         2,124
Net investment income.............................       6,678        4,780      (154)       11,304         (385)       10,919
Other revenues....................................         775          240       571         1,586           --         1,586
Net investment gains (losses).....................          --           --        --            --          153           153
Net derivative gains (losses).....................          --           --        --            --          766           766
                                                   -----------  ----------- ---------  ------------  -----------  ------------
  Total revenues..................................      31,864        9,233       437        41,534          627        42,161
                                                   -----------  ----------- ---------  ------------  -----------  ------------
Expenses
Policyholder benefits and claims and policyholder
 dividends........................................      24,202        5,870         5        30,077          105        30,182
Interest credited to policyholder account
 balances.........................................       1,735          748        --         2,483           (4)        2,479
Capitalization of DAC.............................         (40)           6        --           (34)          --           (34)
Amortization of DAC and VOBA......................          75          245        --           320          150           470
Interest expense on debt..........................          12            8        88           108           --           108
Other expenses....................................       2,838          980       834         4,652           (5)        4,647
                                                   -----------  ----------- ---------  ------------  -----------  ------------
  Total expenses..................................      28,822        7,857       927        37,606          246        37,852
                                                   -----------  ----------- ---------  ------------  -----------  ------------
Provision for income tax expense (benefit)........         648          269      (823)           94           79           173
                                                   -----------  ----------- ---------  ------------               ------------
  Adjusted earnings...............................  $    2,394   $    1,107  $    333         3,834
                                                   ===========  =========== =========
Adjustments to:
Total revenues....................................                                              627
Total expenses....................................                                             (246)
Provision for income tax (expense) benefit........                                              (79)
                                                                                       ------------
  Net income (loss)..........................................                           $     4,136                $     4,136
                                                                                       ============               ============

                                             MetLife    Corporate
  At December 31, 2018             U.S.      Holdings    & Other      Total
  ----------------------------- ----------- ----------- ---------- -----------
                                                (In millions)
  Total assets.................  $  233,998  $  147,498  $  25,421  $  406,917
  Separate account assets......  $   69,328  $   41,522  $      --  $  110,850
  Separate account liabilities.  $   69,328  $   41,522  $      --  $  110,850

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                            MetLife      Corporate                                 Total
Year Ended December 31, 2017                    U.S.        Holdings      & Other       Total      Adjustments  Consolidated
------------------------------------------- ------------  ------------  ----------  ------------  ------------  ------------
                                                                              (In millions)
Revenues
Premiums...................................  $    19,496   $     3,420   $       9   $    22,925   $        --   $    22,925
Universal life and investment-type product
 policy fees...............................        1,004         1,126          --         2,130            97         2,227
Net investment income......................        6,206         4,920        (243)       10,883          (370)       10,513
Other revenues.............................          781           200         589         1,570            --         1,570
Net investment gains (losses)..............           --            --          --            --           334           334
Net derivative gains (losses)..............           --            --          --            --          (344)         (344)
                                            ------------  ------------  ----------  ------------  ------------  ------------
  Total revenues...........................       27,487         9,666         355        37,508          (283)       37,225
                                            ------------  ------------  ----------  ------------  ------------  ------------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................       20,558         6,006           4        26,568           321        26,889
Interest credited to policyholder account
 balances..................................        1,459           779          --         2,238            (3)        2,235
Capitalization of DAC......................          (48)          (13)         --           (61)           --           (61)
Amortization of DAC and VOBA...............           56           303          --           359          (118)          241
Interest expense on debt...................           11             8          87           106            --           106
Other expenses.............................        2,717         1,201         930         4,848             1         4,849
                                            ------------  ------------  ----------  ------------  ------------  ------------
  Total expenses...........................       24,753         8,284       1,021        34,058           201        34,259
                                            ------------  ------------  ----------  ------------  ------------  ------------
Provision for income tax expense (benefit).          954           427        (368)        1,013        (1,574)         (561)
                                            ------------  ------------  ----------  ------------                ------------
  Adjusted earnings........................  $     1,780   $       955   $    (298)        2,437
                                            ============  ============  ==========
Adjustments to:
Total revenues.............................                                                 (283)
Total expenses.............................                                                 (201)
Provision for income tax (expense) benefit.                                                1,574
                                                                                    ------------
  Net income (loss)........................                                          $     3,527                 $     3,527
                                                                                    ============                ============

                                              MetLife      Corporate
 At December 31, 2017             U.S.        Holdings      & Other        Total
----------------------------- ------------- ------------- ------------ -------------
                                                  (In millions)
Total assets.................  $    245,750  $    163,397  $    25,148  $    434,295
Separate account assets......  $     80,240  $     50,585  $        --  $    130,825
Separate account liabilities.  $     80,240  $     50,585  $        --  $    130,825

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                                   MetLife     Corporate                              Total
Year Ended December 31, 2016                            U.S.       Holdings     & Other      Total     Adjustments Consolidated
--------------------------------------------------- -----------  -----------  ----------  -----------  ----------- ------------
                                                                                   (In millions)
Revenues
Premiums...........................................   $  17,921  $     4,411  $       61  $    22,393  $       --  $    22,393
Universal life and investment-type product policy
 fees..............................................         988        1,236         216        2,440         102        2,542
Net investment income..............................       6,075        5,606         (67)      11,614        (531)      11,083
Other revenues.....................................         750          110         618        1,478          --        1,478
Net investment gains (losses)......................          --           --          --           --         132          132
Net derivative gains (losses)......................          --           --          --           --      (1,138)      (1,138)
                                                    -----------  -----------  ----------  -----------  ----------- ------------
  Total revenues...................................      25,734       11,363         828       37,925      (1,435)      36,490
                                                    -----------  -----------  ----------  -----------  ----------- ------------
Expenses
Policyholder benefits and claims and policyholder
 dividends.........................................      18,968        7,244         130       26,342         171       26,513
Interest credited to policyholder account balances.       1,297          907          32        2,236          (3)       2,233
Capitalization of DAC..............................         (60)        (267)         (5)        (332)         --         (332)
Amortization of DAC and VOBA.......................          56          675          56          787        (346)         441
Interest expense on debt...........................          10            7          95          112          --          112
Other expenses.....................................       2,770        1,850         825        5,445         137        5,582
                                                    -----------  -----------  ----------  -----------  ----------- ------------
  Total expenses...................................      23,041       10,416       1,133       34,590         (41)      34,549
                                                    -----------  -----------  ----------  -----------  ----------  -----------
Provision for income tax expense (benefit).........         963          274        (551)         686        (487)         199
                                                    -----------  -----------  ----------  -----------              ------------
  Adjusted earnings................................ $     1,730  $       673  $      246        2,649
                                                    ===========  ===========  ==========
Adjustments to:
Total revenues.....................................                                            (1,435)
Total expenses.....................................                                                41
Provision for income tax (expense) benefit.........                                               487
                                                                                          -----------
  Net income (loss)................................                                       $     1,742              $     1,742
                                                                                          ===========              ============

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                  Years Ended December 31,
                                                -----------------------------
                                                  2018      2017      2016
                                                --------- --------- ---------
                                                        (In millions)
  Life insurance............................... $  13,251 $  13,139 $  13,907
  Accident & health insurance..................     8,071     7,933     7,889
  Annuities....................................     8,685     5,390     4,379
  Other........................................       316       260       238
                                                --------- --------- ---------
   Total....................................... $  30,323 $  26,722 $  26,413
                                                ========= ========= =========

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  Revenues derived from two U.S. segment customers each exceeded 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from the first U.S. segment customer were $6.0 billion for the year ended December 31, 2018, which represented 20% of consolidated premiums, universal life and investment-type product policy fees and other revenues. The revenue was from a single premium received for a pension risk transfer. Revenues derived from the second U.S. customer were $3.1 billion, $2.8 billion and $2.8 billion for the years ended December 31, 2018, 2017 and 2016, respectively, which represented 10%, 11% and 10%, of consolidated premiums, universal life and investment-type product policy fees and other revenues, respectively. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Disposition

  In December 2016, the Company distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of its wholly-owned subsidiaries, New England Life Insurance Company ("NELICO") and General American Life Insurance Company ("GALIC"). The net book value of NELICO and GALIC at the time of the dividend was $2.9 billion, which was recorded as a dividend of retained earnings of $2.7 billion and a decrease to other comprehensive income of $254 million, net of income tax. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NELICO and GALIC.

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                         -----------------
                                           2018     2017
                                         -------- --------
                                           (In millions)
                      U.S............... $135,003 $131,224
                      MetLife Holdings..   88,725   89,012
                      Corporate & Other.      291      294
                                         -------- --------
                        Total........... $224,019 $220,530
                                         ======== ========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Future policy benefits are measured as follows:

      --------------------------------------------------------------------
      Product Type:                 Measurement Assumptions:
      --------------------------------------------------------------------
      Participating life            Aggregate of (i) net level premium
                                      reserves for death and endowment
                                      policy benefits (calculated based
                                      upon the non-forfeiture interest
                                      rate, ranging from 3% to 7%, and
                                      mortality rates guaranteed in
                                      calculating the cash surrender
                                      values described in such
                                      contracts); and (ii) the liability
                                      for terminal dividends.
      --------------------------------------------------------------------
      Nonparticipating life         Aggregate of the present value of
                                      future expected benefit payments
                                      and related expenses less the
                                      present value of future expected
                                      net premiums. Assumptions as to
                                      mortality and persistency are based
                                      upon the Company's experience when
                                      the basis of the liability is
                                      established. Interest rate
                                      assumptions for the aggregate
                                      future policy benefit liabilities
                                      range from 2% to 11%.
      --------------------------------------------------------------------
      Individual and group          Present value of future expected
      traditional fixed annuities     payments. Interest rate assumptions
      after annuitization             used in establishing such
                                      liabilities range from 1% to 11%.
      --------------------------------------------------------------------
      Non-medical health insurance  The net level premium method and assumptions as to future morbidity,
                                      withdrawals and interest, which
                                      provide a margin for adverse
                                      deviation. Interest rate
                                      assumptions used in establishing
                                      such liabilities range from 1% to
                                      7%.
      --------------------------------------------------------------------
      Disabled lives                Present value of benefits method and
                                      experience assumptions as to claim
                                      terminations, expenses and
                                      interest. Interest rate assumptions
                                      used in establishing such
                                      liabilities range from 2% to 8%.
      --------------------------------------------------------------------

  Participating business represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively. Participating policies represented 20%, 21% and 26% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 13%, less expenses, mortality charges and withdrawals.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Guarantees

   The Company issues directly and assumes through reinsurance variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and certain non-life contingent portions of GMIBs are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

----------------------------------------------------------------------------------------------------
Guarantee:                                      Measurement Assumptions:
----------------------------------------------------------------------------------------------------
GMDBs  . A return of purchase payment upon    . Present value of expected death benefits in excess
          death even if the account value is     of the projected account balance recognizing the
          reduced to zero.                       excess ratably over the accumulation period
                                                 based on the present value of total expected
                                                 assessments.

       . An enhanced death benefit may be     . Assumptions are consistent with those used for
          available for an additional fee.       amortizing DAC, and are thus subject to the
                                                 same variability and risk.

                                              .  Investment performance and volatility assumptions
                                                 are consistent with the historical experience of
                                                 the appropriate underlying equity index, such as
                                                 the S&P 500 Index.

                                              . Benefit assumptions are based on the average
                                                 benefits payable over a range of scenarios.
----------------------------------------------------------------------------------------------------
GMIBs  . After a specified period of time     . Present value of expected income benefits in excess
          determined at the time of issuance     of the projected account balance at any future
          of the variable annuity contract,      date of annuitization and recognizing the excess
          a minimum accumulation of purchase     ratably over the accumulation period based on
          payments, even if the account          present value of total expected assessments.
          value is reduced to zero, that can
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  . Assumptions are consistent with those used for
          a guaranteed lump sum return of        estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              . Calculation incorporates an assumption for the
                                                 percentage of the potential annuitizations that
                                                 may be elected by the contractholder.
----------------------------------------------------------------------------------------------------
GMWBs. . A return of purchase payment via     . Expected value of the life contingent payments and
          partial withdrawals, even if the       expected assessments using assumptions
          account value is reduced to zero,      consistent with those used for estimating the
          provided that cumulative               GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       . Certain contracts include
          guaranteed withdrawals that are
          life contingent.
----------------------------------------------------------------------------------------------------

  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and Variable
                                 Annuity Contracts        Life Contracts
                              ----------------------  ----------------------
                               GMDBs and              Secondary    Paid-Up
                                 GMWBs       GMIBs    Guarantees  Guarantees     Total
                              ----------  ----------  ----------  ---------- ------------
                                                     (In millions)
Direct:
Balance at January 1, 2016... $      232  $      538  $      627  $      91  $      1,488
Incurred guaranteed benefits.         55          63          92         11           221
Paid guaranteed benefits.....         (1)         --          --         --            (1)
Dispositions (1).............        (18)       (134)        (99)        --          (251)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2016.        268         467         620        102         1,457
Incurred guaranteed benefits.         58         112         105          7           282
Paid guaranteed benefits.....         --          --          --         --            --
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2017.        326         579         725        109         1,739
Incurred guaranteed benefits.          3         162          95          5           265
Paid guaranteed benefits.....        (12)         (3)         --         --           (15)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2018. $      317  $      738  $      820  $     114  $      1,989
                              ==========  ==========  ==========  =========  ============
Ceded:
Balance at January 1, 2016... $       50  $       26  $      354  $      63  $        493
Incurred guaranteed benefits.         13          (8)         (8)         8             5
Paid guaranteed benefits.....         (1)         --          --         --            (1)
Dispositions (1).............        (18)        (39)        (97)        --          (154)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2016.         44         (21)        249         71           343
Incurred guaranteed benefits.        (44)         21          23          5             5
Paid guaranteed benefits.....         --          --          --         --            --
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2017.         --          --         272         76           348
Incurred guaranteed benefits.         --          --          29          4            33
Paid guaranteed benefits.....         --          --          --         --            --
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2018. $       --  $       --  $      301  $      80  $        381
                              ==========  ==========  ==========  =========  ============
Net:
Balance at January 1, 2016... $      182  $      512  $      273  $      28  $        995
Incurred guaranteed benefits.         42          71         100          3           216
Paid guaranteed benefits.....         --          --          --         --            --
Dispositions (1).............         --         (95)         (2)        --           (97)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2016.        224         488         371         31         1,114
Incurred guaranteed benefits.        102          91          82          2           277
Paid guaranteed benefits.....         --          --          --         --            --
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2017.        326         579         453         33         1,391
Incurred guaranteed benefits.          3         162          66          1           232
Paid guaranteed benefits.....        (12)         (3)         --         --           (15)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2018. $      317  $      738  $      519  $      34  $      1,608
                              ==========  ==========  ==========  =========  ============

--------

(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                        December 31,
                                         -----------------------------------------------------------------------
                                                         2018                                  2017
                                         ---------------------------------     ---------------------------------
                                              In the               At               In the               At
                                           Event of Death      Annuitization     Event of Death      Annuitization
                                         ----------------   ---------------    ----------------   ---------------
                                                                    (Dollars in millions)
Annuity Contracts:
Variable Annuity Guarantees:
  Total account value (1), (2)..........  $      47,393      $      20,692      $      56,136      $      25,257
  Separate account value (1)............  $      37,342      $      19,839      $      45,431      $      24,336
  Net amount at risk....................  $       2,433 (3)  $         418 (4)  $         990 (3)  $         353 (4)
Average attained age of contractholders.       67 years           65 years           66 years           65 years
Other Annuity Guarantees:
  Total account value (1), (2)..........            N/A      $         144                N/A      $         141
  Net amount at risk....................            N/A      $          85 (5)            N/A      $          92 (5)
Average attained age of contractholders.            N/A           53 years                N/A           52 years

                                                                        December 31,
                                         -----------------------------------------------------------------------
                                                         2018                                  2017
                                         ---------------------------------     ---------------------------------
                                            Secondary            Paid-Up          Secondary            Paid-Up
                                             Guarantees         Guarantees         Guarantees        Guarantees
                                         ----------------   ---------------    ----------------   ---------------
                                                                    (Dollars in millions)
Universal and Variable Life Contracts:
  Total account value (1), (2)..........  $       4,614      $         937      $       4,679      $         977
  Net amount at risk (6)................  $      44,596      $       6,290      $      46,704      $       6,713
Average attained age of policyholders...       55 years           63 years           54 years           62 years

--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes the contractholder's investments in the general account and separate account, if applicable.

(3) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5) Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2018          2017
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                  Equity.......... $      18,073 $      21,464
                  Balanced........        15,831        19,443
                  Bond............         2,885         3,798
                  Money Market....            53            57
                                   ------------- -------------
                    Total......... $      36,842 $      44,762
                                   ============= =============

Obligations Assumed Under Structured Settlement Assignments

  The Company assumed structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company received a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchased annuities from Brighthouse to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by Brighthouse as the annuity writer. These annuities funding structured settlement claims are recorded as an investment. See Note 1.

  See Note 8 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain unconsolidated special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $41.8 billion, $42.7 billion and $39.7 billion, respectively, and repaid $43.7 billion, $41.4 billion and $38.5 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $32.3 billion and $34.2 billion, respectively.

  Metropolitan Life Insurance Company is a member of the FHLB of New York. Holdings of common stock of the FHLB of New York, included in other invested assets, were $724 million and $733 million at December 31, 2018 and 2017, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   The Company has also entered into funding agreements with the FHLB of New York and a subsidiary of the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                              Liability                    Collateral
                      ------------------------- ---------------------------------
                                             December 31,
                      -----------------------------------------------------------
                          2018         2017           2018             2017
                      ------------ ------------ ---------------- ----------------
                                             (In millions)
FHLB of New York (1). $     14,245 $     14,445 $     16,340 (2) $     16,605 (2)
Farmer Mac (3)....... $      2,550 $      2,550 $          2,639 $          2,644

--------

(1) Represents funding agreements issued to the FHLB of New York in exchange for cash and for which the FHLB of New York has been granted a lien on certain assets, some of which are in the custody of the FHLB of New York, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of New York as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of New York's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of New York.

(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3) Represents funding agreements issued to a subsidiary of Farmer Mac, as well as certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  The following is information about incurred and paid claims development by segment as of December 31, 2018. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurral year. The development tables are only presented for significant short-duration product liabilities within each segment. Where practical, up to 10 years of history has been provided. The information about incurred and paid claims development prior to 2018 is presented as supplementary information.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  U.S.

   Group Life - Term

             Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance          At December 31, 2018
         ----------------------------------------------------------------------------------  ----------------------------
                                  For the Years Ended December 31,                              Total IBNR
         ----------------------------------------------------------------------------------  Liabilities Plus
                                        (Unaudited)                                              Expected     Cumulative
         -------------------------------------------------------------------------            Development on  Number of
Incurral                                                                                         Reported      Reported
  Year      2011        2012       2013      2014      2015      2016      2017      2018         Claims        Claims
-------- ----------- ----------- --------- --------- --------- --------- --------- --------  ---------------- -----------
                                                      (Dollars in millions)
  2011.. $     6,318 $     6,290 $   6,293 $   6,269 $   6,287 $   6,295 $   6,294 $  6,295       $    1          207,608
  2012..                   6,503     6,579     6,569     6,546     6,568     6,569    6,569            1          209,047
  2013..                             6,637     6,713     6,719     6,720     6,730    6,720            3          211,341
  2014..                                       6,986     6,919     6,913     6,910    6,914            5          213,388
  2015..                                                 7,040     7,015     7,014    7,021           11          213,243
  2016..                                                           7,125     7,085    7,095           14          210,706
  2017..                                                                     7,432    7,418           31          246,364
  2018..                                                                              7,757          899          203,329
                                                                                   --------
 Total.................................................................              55,789
Cumulative paid claims and paid allocated claim adjustment expenses,
 net of reinsurance.....................................................            (53,786)
All outstanding liabilities for incurral years prior to 2011, net of
 reinsurance............................................................                  9
                                                                                   --------
 Total unpaid claims and claim adjustment expenses, net of
  reinsurance..........................................................            $  2,012
                                                                                   ========

                   Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                  -----------------------------------------------------------------------------------------
                                              For the Years Ended December 31,
                  -----------------------------------------------------------------------------------------
                                                  (Unaudited)
                  ---------------------------------------------------------------------------- ------------
Incurral Year        2011       2012       2013       2014       2015       2016       2017        2018
-------------     ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
                                                        (In millions)
    2011......... $    4,982 $    6,194 $    6,239 $    6,256 $    6,281 $    6,290 $    6,292  $     6,295
    2012.........                 5,132      6,472      6,518      6,532      6,558      6,565        6,566
    2013.........                            5,216      6,614      6,664      6,678      6,711        6,715
    2014.........                                       5,428      6,809      6,858      6,869        6,902
    2015.........                                                  5,524      6,913      6,958        6,974
    2016.........                                                             5,582      6,980        7,034
    2017.........                                                                        5,761        7,292
    2018.........                                                                                     6,008
                                                                                               ------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  $    53,786
                                                                                               ============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2018:

                                    Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                              -----------------------------------------------------------------------------------
           Years.............   1           2          3          4          5          6         7        8
           Group Life - Term. 78.2%       20.2%       0.7%       0.2%       0.4%       0.1%      --%      --%

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   Group Long-Term Disability

             Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance              At December 31, 2018
           ------------------------------------------------------------------------------------  ----------------------------
                                  For the Years Ended December 31,                                  Total IBNR
           ------------------------------------------------------------------------------------  Liabilities Plus
                                        (Unaudited)                                                  Expected     Cumulative
           ----------------------------------------------------------------------------           Development on  Number of
Incurral                                                                                             Reported      Reported
 Year        2011       2012       2013       2014       2015       2016       2017       2018        Claims        Claims
--------   ---------  ---------  ---------  ---------  ---------  ---------  ---------  -------  ---------------- -----------
                                                      (Dollars in millions)
  2011.... $     955  $     916  $     894  $     914  $     924  $     923  $     918  $   917       $   --           21,643
  2012....                  966        979        980      1,014      1,034      1,037    1,021           --           20,085
  2013....                           1,008      1,027      1,032      1,049      1,070    1,069           --           21,135
  2014....                                      1,076      1,077      1,079      1,101    1,109           --           22,846
  2015....                                                 1,082      1,105      1,093    1,100           --           21,177
  2016....                                                            1,131      1,139    1,159            6           17,897
  2017....                                                                       1,244    1,202           29           15,968
  2018....                                                                                1,240          621            8,208
                                                                                        -------
 Total................................................................................    8,817
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  (3,815)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance.......   2,110
                                                                                        -------
 Total unpaid claims and claim adjustment expenses, net of reinsurance................  $ 7,112
                                                                                        =======

                  Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                  ---------------------------------------------------------------------------------------------------
                                             For the Years Ended December 31,
                  ---------------------------------------------------------------------------------------------------
                                                  (Unaudited)
                  ----------------------------------------------------------------------------------------
Incurral Year        2011         2012         2013         2014         2015         2016         2017       2018
-------------      ----------   ----------   ----------   ----------   ----------   ----------  ---------- ----------
                                                       (In millions)
    2011......... $       44   $      217   $      337   $      411   $      478   $      537   $      588  $     635
    2012.........                      43          229          365          453          524          591        648
    2013.........                                   43          234          382          475          551        622
    2014.........                                                51          266          428          526        609
    2015.........                                                             50          264          427        524
    2016.........                                                                          49          267        433
    2017.........                                                                                       56        290
    2018.........                                                                                                  54
                                                                                                           ----------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance              $   3,815
                                                                                                           ==========

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2018:

                                       Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                                 -----------------------------------------------------------------------------------
     Years......................  1           2           3          4         5         6         7         8
     Group Long-Term Disability. 4.4%       18.9%       14.0%       8.6%      7.2%      6.5%      5.6%      5.1%

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Significant Methodologies and Assumptions

     Group Life - Term and Group Long-Term Disability incurred but not paid ("IBNP") liabilities are developed using a combination of loss ratio and development methods. Claims in the course of settlement are then subtracted from the IBNP liabilities, resulting in the IBNR liabilities. The loss ratio method is used in the period in which the claims are neither sufficient nor credible. In developing the loss ratios, any material rate increases that could change the underlying premium without affecting the estimated incurred losses are taken into account. For periods where sufficient and credible claim data exists, the development method is used based on the claim triangles which categorize claims according to both the period in which they were incurred and the period in which they were paid, adjudicated or reported. The end result is a triangle of known data that is used to develop known completion ratios and factors. Claims paid are then subtracted from the estimated ultimate incurred claims to calculate the IBNP liability.

     An expense liability is held for the future expenses associated with the payment of incurred but not yet paid claims (IBNR and pending). This is expressed as a percentage of the underlying claims liability and is based on past experience and the anticipated future expense structure.

     For Group Life - Term and Group Long-Term Disability, first year incurred claims and allocated loss adjustment expenses increased in 2018 compared to the 2017 incurral year due to the growth in the size of the business.

     There were no significant changes in methodologies during 2018. The assumptions used in calculating the unpaid claims and claim adjustment expenses for Group Life - Term and Group Long-Term Disability are updated annually to reflect emerging trends in claim experience.

     No additional premiums or return premiums have been accrued as a result of the prior year development.

     Liabilities for Group Life - Term unpaid claims and claim adjustment expenses are not discounted.

     The liabilities for Group Long-Term Disability unpaid claims and claim adjustment expenses were $6.0 billion at both December 31, 2018 and 2017. Using interest rates ranging from 3% to 8%, based on the incurral year, the total discount applied to these liabilities was $1.3 billion at both December 31, 2018 and 2017. The amount of interest accretion recognized was $509 million, $510 million and $565 million for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts were reflected in policyholder benefits and claims.

     For Group Life - Term, claims were based upon individual death claims. For Group Long-Term Disability, claim frequency was determined by the number of reported claims as identified by a unique claim number assigned to individual claimants. Claim counts initially include claims that do not ultimately result in a liability. These claims are omitted from the claim counts once it is determined that there is no liability.

     The Group Long-Term Disability IBNR, included in the development tables above, was developed using discounted cash flows, and is presented on a discounted basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Claim Adjustment Expenses

    The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses on the consolidated balance sheet was as follows at:

                                                                                                    December 31, 2018
                                                                                              -----------------------------
                                                                                                      (In millions)
Short-Duration:
Unpaid claims and allocated claims adjustment expenses, net of reinsurance:
U.S.:
Group Life - Term............................................................................ $        2,012
Group Long-Term Disability...................................................................          7,112
                                                                                              --------------
  Total......................................................................................                $        9,124
Other insurance lines - all segments combined................................................                           517
                                                                                                             --------------
  Total unpaid claims and allocated claims adjustment expenses, net of reinsurance...........                         9,641
                                                                                                             --------------
Reinsurance recoverables on unpaid claims:
U.S.:
Group Life - Term............................................................................             20
Group Long-Term Disability...................................................................            109
                                                                                              --------------
  Total......................................................................................                           129
Other insurance lines - all segments combined................................................                            26
                                                                                                             --------------
  Total reinsurance recoverable on unpaid claims.............................................                           155
                                                                                                             --------------
  Total unpaid claims and allocated claims adjustment expense................................                         9,796
Discounting..................................................................................                        (1,253)
                                                                                                             --------------
Liability for unpaid claims and claim adjustment liabilities - short-duration................                         8,543
Liability for unpaid claims and claim adjustment liabilities - all long-duration lines.......                         4,047
                                                                                                             --------------
  Total liability for unpaid claims and claim adjustment expense (included in future policy
   benefits and other policy-related balances)...............................................                $       12,590
                                                                                                             ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Rollforward of Claims and Claim Adjustment Expenses

      Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                         Years Ended December 31,
                                            -------------------------------------------------
                                                  2018             2017             2016
                                            ---------------  ---------------  ---------------
                                                              (In millions)
Balance at December 31 of prior period..... $        12,090  $        11,621  $         7,527
  Less: Reinsurance recoverables...........           1,401            1,251              273
                                            ---------------  ---------------  ---------------
Net balance at December 31 of prior period.          10,689           10,370            7,254
Cumulative adjustment (1)..................              --               --            3,277
                                            ---------------  ---------------  ---------------
Net balance at January 1,..................          10,689           10,370           10,531
Incurred related to:
  Current year.............................          16,714           16,264           15,978
  Prior years (2)..........................             241              175              322
                                            ---------------  ---------------  ---------------
    Total incurred.........................          16,955           16,439           16,300
Paid related to:
  Current year.............................         (12,359)         (12,212)         (12,454)
  Prior years..............................          (4,192)          (3,908)          (3,905)
                                            ---------------  ---------------  ---------------
    Total paid.............................         (16,551)         (16,120)         (16,359)
Dispositions (3)...........................              --               --             (102)
                                            ---------------  ---------------  ---------------
Net balance at December 31,................          11,093           10,689           10,370
  Add: Reinsurance recoverables............           1,497            1,401            1,251
                                            ---------------  ---------------  ---------------
Balance at December 31,.................... $        12,590  $        12,090  $        11,621
                                            ===============  ===============  ===============

--------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the short-duration contracts guidance which clarified the requirement to include claim information for long-duration contracts. The accumulated adjustment primarily reflects unpaid claim liabilities, net of reinsurance, for long-duration contracts as of the beginning of the period presented.

(2) During 2018 and 2017, claims and claim adjustment expenses associated with prior years increased due to events incurred in prior years but reported during current year. During 2016, claims and claim adjustment expenses associated with prior years increased due to the implementation of guidance related to short-duration contracts.

(3) See Note 3.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $66.0 billion and $75.2 billion at December 31, 2018 and 2017, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $44.8 billion and $55.6 billion at December 31, 2018 and 2017, respectively. The latter category consisted primarily of guaranteed interest contracts ("GICs"). The average interest rate credited on these contracts was 2.68% and 2.40% at December 31, 2018 and 2017, respectively.

  For the years ended December 31, 2018, 2017 and 2016, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                              Years Ended December 31,
                                                                 -------------------------------------------------
                                                                       2018             2017             2016
                                                                 ---------------  ---------------  ---------------
                                                                                   (In millions)
DAC:
Balance at January 1,...........................................  $        4,320   $        4,714   $        5,977
Capitalizations.................................................              34               61              332
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).            (114)              91              353
Other expenses..................................................            (355)            (331)            (791)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................            (469)            (240)            (438)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................             204             (215)             (12)
Dispositions (1)................................................              --               --           (1,145)
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................           4,089            4,320            4,714
                                                                 ---------------  ---------------  ---------------
VOBA:
Balance at January 1,...........................................              28               29               66
Amortization related to:
Other expenses..................................................              (1)              (1)              (3)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................              (1)              (1)              (3)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................               1               --               13
Dispositions (1)................................................              --               --              (47)
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................              28               28               29
                                                                 ---------------  ---------------  ---------------
Total DAC and VOBA:
Balance at December 31,.........................................  $        4,117   $        4,348   $        4,743
                                                                 ===============  ===============  ===============

--------
(1)See Note 3.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                    ---------------------------
                                        2018          2017
                                    ------------- -------------
                                           (In millions)
                 U.S...............  $        403  $        413
                 MetLife Holdings..         3,709         3,930
                 Corporate & Other.             5             5
                                    ------------- -------------
                   Total...........  $      4,117  $      4,348
                                    ============= =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                              Years Ended December 31,
                                         ----------------------------------
                                            2018        2017        2016
                                         ----------  ----------  ----------
                                                    (In millions)
   DSI:
   Balance at January 1,................ $       93  $      105  $      130
   Capitalization.......................          1           1           4
   Amortization.........................        (15)         (8)        (16)
   Unrealized investment gains (losses).         14          (5)          1
   Dispositions (1)..................... $       --  $       --  $      (14)
                                         ----------  ----------  ----------
   Balance at December 31,.............. $       93  $       93  $      105
                                         ==========  ==========  ==========
   VODA and VOCRA:
   Balance at January 1,................ $      207  $      235  $      265
   Amortization.........................        (26)        (28)        (30)
                                         ----------  ----------  ----------
   Balance at December 31,.............. $      181  $      207  $      235
                                         ==========  ==========  ==========
     Accumulated amortization........... $      276  $      250  $      222
                                         ==========  ==========  ==========

-------------

   (1)See Note 3.

  The estimated future amortization expense to be reported in other expenses for the next five years was as follows:

                                                        VOBA     VODA and VOCRA
                                                    ------------ --------------
                                                           (In millions)
 2019.............................................. $          2 $          24
 2020.............................................. $          2 $          22
 2021.............................................. $          2 $          19
 2022.............................................. $          2 $          17
 2023.............................................. $          2 $          15

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

U.S.

  For certain policies within its Group Benefits business, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements. The majority of the Company's reinsurance activity within this business relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The Company's RIS business has periodically engaged in reinsurance activities, on an opportunistic basis. There were no such transactions during the periods presented.

MetLife Holdings

  For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in its results of operations. The Company purchases catastrophe coverage to reinsure risks issued within territories that it believes are subject to the greatest catastrophic risks. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks. Excess of retention reinsurance agreements provide for a portion of a risk to remain with the direct writing company and quota share reinsurance agreements provide for the direct writing company to transfer a fixed percentage of all risks of a class of policies.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2018 and 2017 were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.9 billion of unsecured unaffiliated reinsurance recoverable balances at both December 31, 2018 and 2017.

  At December 31, 2018, the Company had $2.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.0 billion, or 69%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $2.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.1 billion, or 72%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer 59% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                         Years Ended December 31,
                                                               -------------------------------------------
                                                                    2018           2017           2016
                                                               -------------  -------------  -------------
                                                                              (In millions)
Premiums
Direct premiums...............................................  $     26,883   $     23,062   $     21,931
Reinsurance assumed...........................................           752          1,116          1,687
Reinsurance ceded.............................................        (1,022)        (1,253)        (1,225)
                                                               -------------  -------------  -------------
  Net premiums................................................  $     26,613   $     22,925   $     22,393
                                                               =============  =============  =============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.  $      2,382   $      2,492   $      3,006
Reinsurance assumed...........................................             9             12             60
Reinsurance ceded.............................................          (267)          (277)          (524)
                                                               -------------  -------------  -------------
  Net universal life and investment-type product policy fees..  $      2,124   $      2,227   $      2,542
                                                               =============  =============  =============
Other revenues
Direct other revenues.........................................  $      1,017   $        930   $        851
Reinsurance assumed...........................................           (11)            35             (2)
Reinsurance ceded.............................................           580            605            629
                                                               -------------  -------------  -------------
  Net other revenues..........................................  $      1,586   $      1,570   $      1,478
                                                               =============  =============  =============
Policyholder benefits and claims
Direct policyholder benefits and claims.......................  $     29,589   $     26,199   $     25,248
Reinsurance assumed...........................................           691            875          1,496
Reinsurance ceded.............................................        (1,183)        (1,282)        (1,431)
                                                               -------------  -------------  -------------
  Net policyholder benefits and claims........................  $     29,097   $     25,792   $     25,313
                                                               =============  =============  =============
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances.....  $      2,446   $      2,199   $      2,279
Reinsurance assumed...........................................            46             49             35
Reinsurance ceded.............................................           (13)           (13)           (81)
                                                               -------------  -------------  -------------
  Net interest credited to policyholder account balances......  $      2,479   $      2,235   $      2,233
                                                               =============  =============  =============
Other expenses
Direct other expenses.........................................  $      4,650   $      4,489   $      4,830
Reinsurance assumed...........................................            71            138            583
Reinsurance ceded.............................................           470            508            390
                                                               -------------  -------------  -------------
  Net other expenses..........................................  $      5,191   $      5,135   $      5,803
                                                               =============  =============  =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                            December 31,
                                             ---------------------------------------------------------------------------
                                                             2018                                  2017
                                             ------------------------------------- -------------------------------------
                                                                           Total                                 Total
                                                                          Balance                               Balance
                                              Direct   Assumed   Ceded     Sheet    Direct   Assumed   Ceded     Sheet
                                             --------- ------- --------  --------- --------- ------- --------  ---------
                                                                            (In millions)
Assets
Premiums, reinsurance and other
 receivables................................  $  2,094  $  518  $19,217   $ 21,829  $  2,491  $  448  $19,159   $ 22,098
Deferred policy acquisition costs and value
 of business acquired.......................     4,343      15     (241)     4,117     4,581      17     (250)     4,348
                                             --------- ------- --------  --------- --------- ------- --------  ---------
  Total assets..............................  $  6,437  $  533  $18,976   $ 25,946  $  7,072  $  465  $18,909   $ 26,446
                                             ========= ======= ========  ========= ========= ======= ========  =========
Liabilities
Future policy benefits......................  $124,787  $1,313  $    (1)  $126,099  $118,077  $1,342  $    (4)  $119,415
Policyholder account balances...............    90,489     167       --     90,656    93,758     181       --     93,939
Other policy-related balances...............     7,021     231       12      7,264     6,914     247       15      7,176
Other liabilities...........................     6,084   2,242   16,294     24,620     8,498   2,242   16,669     27,409
                                             --------- ------- --------  --------- --------- ------- --------  ---------
  Total liabilities.........................  $228,381  $3,953  $16,305   $248,639  $227,247  $4,012  $16,680   $247,939
                                             ========= ======= ========  ========= ========= ======= ========  =========

  In December 2016, the Company recaptured two reinsurance agreements which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 which were reinsured by an unaffiliated company. This recapture resulted in an increase in DAC and VOBA of $95 million, a decrease in premiums, reinsurance and other receivables of $697 million, and a decrease in other liabilities of $713 million. The Company recognized a gain of $72 million, net of income tax, for the year ended December 31, 2016, as a result of this transaction.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $14.1 billion and $14.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on reinsurance were $1.8 billion and $1.9 billion at December 31, 2018 and 2017, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont, and Metropolitan Tower Life Insurance Company, all of which are related parties. Additionally, the Company has reinsurance agreements with Brighthouse Life Insurance Company ("Brighthouse Insurance"), Brighthouse Life Insurance Company of NY ("Brighthouse NY") and NELICO, former subsidiaries of MetLife, Inc. In August 2017, MetLife, Inc. completed the separation of Brighthouse and retained 19.2% of Brighthouse Financial, Inc. common stock outstanding. In June 2018, MetLife, Inc. sold its Brighthouse Financial, Inc. common stock and Brighthouse was no longer considered a related party.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                     Years Ended December 31,
                                                              -------------------------------------
                                                                  2018         2017         2016
                                                              -----------  -----------  -----------
                                                                          (In millions)
Premiums
Reinsurance assumed..........................................  $        9   $      122   $      727
Reinsurance ceded............................................        (117)        (132)         (45)
                                                              -----------  -----------  -----------
  Net premiums...............................................  $     (108)  $      (10)  $      682
                                                              ===========  ===========  ===========
Universal life and investment-type product policy fees
Reinsurance assumed..........................................  $       (1)  $       12   $       60
Reinsurance ceded............................................         (18)         (19)        (138)
                                                              -----------  -----------  -----------
  Net universal life and investment-type product policy fees.  $      (19)  $       (7)  $      (78)
                                                              ===========  ===========  ===========
Other revenues
Reinsurance assumed..........................................  $       --   $       37   $       (1)
Reinsurance ceded............................................         541          563          575
                                                              -----------  -----------  -----------
  Net other revenues.........................................  $      541   $      600   $      574
                                                              ===========  ===========  ===========
Policyholder benefits and claims
Reinsurance assumed..........................................  $       11   $       69   $      697
Reinsurance ceded............................................        (120)        (122)        (110)
                                                              -----------  -----------  -----------
  Net policyholder benefits and claims.......................  $     (109)  $      (53)  $      587
                                                              ===========  ===========  ===========
Interest credited to policyholder account balances
Reinsurance assumed..........................................  $       38   $       47   $       34
Reinsurance ceded............................................         (13)         (13)         (81)
                                                              -----------  -----------  -----------
  Net interest credited to policyholder account balances.....  $       25   $       34   $      (47)
                                                              ===========  ===========  ===========
Other expenses
Reinsurance assumed..........................................  $       10   $       40   $      490
Reinsurance ceded............................................         543          600          570
                                                              -----------  -----------  -----------
  Net other expenses.........................................  $      553   $      640   $    1,060
                                                              ===========  ===========  ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                  --------------------------------------------------
                                                                            2018                      2017
                                                                  ------------------------  ------------------------
                                                                    Assumed       Ceded     Assumed (1)     Ceded
                                                                  ----------- ------------  ----------- ------------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables......................  $       --  $    12,676   $       47  $    12,762
Deferred policy acquisition costs and value of business acquired.          --         (175)          --         (180)
                                                                  ----------- ------------  ----------- ------------
  Total assets...................................................  $       --  $    12,501   $       47  $    12,582
                                                                  =========== ============  =========== ============
Liabilities
Future policy benefits...........................................  $       61  $        (1)  $      380  $        (4)
Policyholder account balances....................................         141           --          166           --
Other policy-related balances....................................           6           12          104           15
Other liabilities................................................         841       12,366        1,858       12,970
                                                                  ----------- ------------  ----------- ------------
  Total liabilities..............................................  $    1,049  $    12,377   $    2,508  $    12,981
                                                                  =========== ============  =========== ============

--------

(1)Includes $1.4 billion of total liabilities related to assumed risks from Brighthouse, which effective July 1, 2018 was no longer considered a related party.

  The Company ceded two blocks of business to an affiliate on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and were $4 million and $16 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with these embedded derivatives were $12 million, ($6) million and ($2) million for the years ended December 31, 2018, 2017 and 2016, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). There were no embedded derivatives associated with the cessions included within premiums, reinsurance and other receivables at December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, ($110) million and $33 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was $461 million and $882 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivative were $421 million, ($115) million and ($73) million for the years ended December 31, 2018, 2017 and 2016, respectively.

  The Company assumed risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with these agreements are included within policyholder account balances and were $0 and $3 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $1 million, $263 million and ($32) million for the years ended December 31, 2018, 2017 and 2016, respectively.

  In January 2017, Brighthouse NY and NELICO recaptured risks related to certain variable annuities, including guaranteed minimum benefits, reinsured by the Company. These recaptures resulted in a decrease in cash and cash equivalents of $34 million, a decrease in premiums, reinsurance and other receivables of $77 million, a decrease in future policy benefits of $79 million, a decrease in policyholder account balances of $387 million and an increase in other liabilities of $76 million. The Company recognized a gain of $178 million, net of income tax, for the year ended December 31, 2017, as a result of these transactions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  In January 2017, the Company recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities reinsured by Brighthouse Insurance. This recapture resulted in an increase in investments and cash and cash equivalents of $428 million and a decrease in premiums, reinsurance and other receivables of $565 million. The Company recognized a loss of $89 million, net of income tax, for the year ended December 31, 2017, as a result of this transaction.

  In April 2016, Brighthouse Insurance recaptured risks related to certain single premium deferred annuity contracts from the Company. As a result of this recapture, the significant effects to the Company were a decrease in investments and cash and cash equivalents of $4.3 billion and a decrease in DAC of $87 million, offset by a decrease in other liabilities of $4.0 billion. The Company recognized a loss of $95 million, net of income tax, for the year ended December 31, 2016, as a result of this recapture.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $451 million and $13 million of unsecured affiliated reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.4 billion and $11.5 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on affiliated reinsurance were $837 million and $1.8 billion at December 31, 2018 and 2017, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years from the Demutualization Date.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations, attributed net of income tax, to the closed block. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                                        December 31,
                                                                                               ------------------------------
                                                                                                    2018            2017
                                                                                               --------------  --------------
                                                                                                        (In millions)
Closed Block Liabilities
Future policy benefits........................................................................  $      40,032   $      40,463
Other policy-related balances.................................................................            317             222
Policyholder dividends payable................................................................            431             437
Policyholder dividend obligation..............................................................            428           2,121
Deferred income tax liability.................................................................             28              --
Other liabilities.............................................................................            328             212
                                                                                               --------------  --------------
  Total closed block liabilities..............................................................         41,564          43,455
                                                                                               --------------  --------------
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value.........................         25,354          27,904
Equity securities, at estimated fair value....................................................             61              70
Contractholder-directed equity securities and fair value option securities, at estimated fair
 value........................................................................................             43              --
Mortgage loans................................................................................          6,778           5,878
Policy loans..................................................................................          4,527           4,548
Real estate and real estate joint ventures....................................................            544             613
Other invested assets.........................................................................            643             731
                                                                                               --------------  --------------
  Total investments...........................................................................         37,950          39,744
Accrued investment income.....................................................................            443             477
Premiums, reinsurance and other receivables; cash and cash equivalents........................             83              14
Current income tax recoverable................................................................             69              35
Deferred income tax asset.....................................................................             --              36
                                                                                               --------------  --------------
  Total assets designated to the closed block.................................................         38,545          40,306
                                                                                               --------------  --------------
  Excess of closed block liabilities over assets designated to the closed block...............          3,019           3,149
                                                                                               --------------  --------------
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax.......................................          1,089           1,863
Unrealized gains (losses) on derivatives, net of income tax...................................             86              (7)
Allocated to policyholder dividend obligation, net of income tax..............................           (338)         (1,379)
                                                                                               --------------  --------------
  Total amounts included in AOCI..............................................................            837             477
                                                                                               --------------  --------------
  Maximum future earnings to be recognized from closed block assets and liabilities...........  $       3,856   $       3,626
                                                                                               ==============  ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


   See Note 1 for discussion of new accounting guidance related to U.S. Tax Reform.

   Information regarding the closed block policyholder dividend obligation was as follows:

                                                     Years Ended December 31,
                                              ---------------------------------------
                                                  2018         2017          2016
                                              -----------  ------------- ------------
                                                           (In millions)
Balance at January 1,........................  $    2,121   $      1,931  $     1,783
Change in unrealized investment and
 derivative gains (losses)...................      (1,693)           190          148
                                              -----------  ------------- ------------
Balance at December 31,......................  $      428   $      2,121  $     1,931
                                              ===========  ============= ============

   Information regarding the closed block revenues and expenses was as follows:

                                                      Years Ended December 31,
                                              ----------------------------------------
                                                  2018          2017          2016
                                              ------------  ------------  ------------
                                                            (In millions)
Revenues
Premiums..................................... $      1,672  $      1,736  $      1,804
Net investment income........................        1,758         1,818         1,902
Net investment gains (losses)................          (71)            1           (10)
Net derivative gains (losses)................           22           (32)           25
                                              ------------  ------------  ------------
 Total revenues..............................        3,381         3,523         3,721
                                              ------------  ------------  ------------
Expenses
Policyholder benefits and claims.............        2,475         2,453         2,563
Policyholder dividends.......................          968           976           953
Other expenses...............................          117           125           133
                                              ------------  ------------  ------------
 Total expenses..............................        3,560         3,554         3,649
                                              ------------  ------------  ------------
 Revenues, net of expenses before provision
   for income tax expense (benefit)..........         (179)          (31)           72
Provision for income tax expense (benefit)...          (39)           12            24
                                              ------------  ------------  ------------
 Revenues, net of expenses and provision for
   income tax expense (benefit).............. $       (140) $        (43) $         48
                                              ============  ============  ============

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

    The following table presents the fixed maturity securities AFS by sector. Municipals includes taxable and tax-exempt revenue bonds, and to a much lesser extent, general obligations of states, municipalities and political subdivisions. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities AFS. Included within fixed maturity securities AFS are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS") (collectively, "Structured Securities").

                                     December 31, 2018                                 December 31, 2017
                      ------------------------------------------------ -------------------------------------------------
                                      Gross Unrealized                                 Gross Unrealized
                                ---------------------------  Estimated           ----------------------------  Estimated
                      Amortized         Temporary    OTTI      Fair    Amortized          Temporary    OTTI      Fair
                        Cost     Gains   Losses   Losses (1)   Value     Cost     Gains    Losses   Losses (1)   Value
                      --------- ------- --------- ---------- --------- --------- -------- --------- ---------- ---------
                                                                (In millions)
U.S. corporate....... $  53,927 $ 2,440 $   1,565  $    --   $  54,802 $  53,291 $  5,037 $     238  $    --   $  58,090
U.S. government and
 agency..............    28,139   2,388       366       --      30,161    35,021    3,755       231       --      38,545
Foreign corporate....    26,592     674     1,303       --      25,963    24,367    1,655       426       --      25,596
RMBS.................    22,186     831       305      (25)     22,737    21,735    1,039       181      (41)     22,634
ABS..................     8,599      40       112       --       8,527     7,808       73        15       --       7,866
Municipals...........     6,070     907        30       --       6,947     6,310    1,245         3        1       7,551
CMBS.................     5,471      48        75       --       5,444     5,390      124        26       --       5,488
Foreign government...     4,191     408       107       --       4,492     3,887      641        26       --       4,502
                      --------- ------- ---------  -------   --------- --------- -------- ---------  -------   ---------
 Total fixed
   maturity
   securities AFS.... $ 155,175 $ 7,736 $   3,863  $   (25)  $ 159,073 $ 157,809 $ 13,569 $   1,146  $   (40)  $ 170,272
                      ========= ======= =========  =======   ========= ========= ======== =========  =======   =========

-------------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities AFS with an estimated fair value of $14 million and $4 million with unrealized gains (losses) of ($1) million and ($3) million at December 31, 2018 and 2017, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive and certain prepayment-sensitive Structured Securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Maturities of Fixed Maturity Securities AFS

    The amortized cost and estimated fair value of fixed maturity securities AFS, by contractual maturity date, were as follows at December 31, 2018:

                                                 Due After Five
                                   Due After One     Years                                  Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten  Structured     Maturity
                      Year or Less  Five Years       Years          Years      Securities  Securities AFS
                      ------------ ------------- -------------- ------------- ------------ --------------
                                                         (In millions)
Amortized cost....... $     7,499  $     27,652   $     28,623  $     55,145  $     36,256 $     155,175
Estimated fair value. $     7,436  $     27,705   $     28,543  $     58,681  $     36,708 $     159,073

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities AFS not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                  December 31, 2018                           December 31, 2017
                     ------------------------------------------- -------------------------------------------
                                            Equal to or Greater                         Equal to or Greater
                      Less than 12 Months     than 12 Months      Less than 12 Months     than 12 Months
                     --------------------- --------------------- --------------------- ---------------------
                     Estimated    Gross    Estimated    Gross    Estimated    Gross    Estimated    Gross
                       Fair     Unrealized   Fair     Unrealized   Fair     Unrealized   Fair     Unrealized
                       Value      Losses     Value      Losses     Value      Losses     Value      Losses
                     ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                                      (Dollars in millions)
U.S. corporate...... $   23,398 $   1,176  $    3,043 $     389  $    3,727  $    57   $    2,523  $   181
U.S. government and
 agency.............      4,322        29       7,948       337      13,905       76        3,018      155
Foreign corporate...     12,911       893       2,138       410       1,677       43        3,912      383
RMBS................      5,611       107       4,482       173       3,673       30        3,332      110
ABS.................      5,958       105         223         7         732        3          358       12
Municipals..........        675        22          94         8         106        1          120        3
CMBS................      2,455        45         344        30         844        6          193       20
Foreign government..      1,364        83         191        24         247        6          265       20
                     ---------- ---------  ---------- ---------  ----------  -------   ----------  -------
 Total fixed
   maturity
   securities AFS... $   56,694 $   2,460  $   18,463 $   1,378  $   24,911  $   222   $   13,721  $   884
                     ========== =========  ========== =========  ==========  =======   ==========  =======
Total number of
 securities in an
 unrealized loss
 position...........      5,263                 1,125                 1,295                 1,103
                     ==========            ==========            ==========            ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Evaluation of Fixed Maturity Securities AFS for OTTI and Evaluating Temporarily Impaired Fixed Maturity Securities AFS

   Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The methodology and significant inputs used to determine the amount of credit loss are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for the following types of securities: U.S. and foreign corporate, foreign government and municipals, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

     With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


     The amortized cost of securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

     In periods subsequent to the recognition of OTTI on a security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

     Based on the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, and foreign currency exchange rates. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

     Gross unrealized losses on fixed maturity securities AFS increased
   $2.7 billion during the year ended December 31, 2018 to $3.8 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increases in interest rates, widening credit spreads and, to a lesser extent, the impact of weakening of certain foreign currencies on non-functional currency denominated fixed maturity securities AFS.

     At December 31, 2018, $132 million of the total $3.8 billion of gross unrealized losses were from 22 fixed maturity securities AFS with an unrealized loss position of 20% or more of amortized cost for six months or greater.

   Investment Grade Fixed Maturity Securities AFS

     Of the $132 million of gross unrealized losses on fixed maturity securities AFS with an unrealized loss of 20% or more of amortized cost for six months or greater, $82 million, or 62%, were related to gross unrealized losses on 10 investment grade fixed maturity securities AFS. Unrealized losses on investment grade fixed maturity securities AFS are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities AFS, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities AFS

     Of the $132 million of gross unrealized losses on fixed maturity securities AFS with an unrealized loss of 20% or more of amortized cost for six months or greater, $50 million, or 38%, were related to gross unrealized losses on 12 below investment grade fixed maturity securities AFS. Unrealized losses on below investment grade fixed maturity securities AFS are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and CMBS and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainty. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates CMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Equity Securities

    Equity securities are summarized as follows at:

                                                    December 31, 2018     December 31, 2017
                                                   -------------------- ---------------------
                                                   Estimated            Estimated
                                                     Fair      % of       Fair       % of
                                                     Value     Total      Value      Total
                                                   --------- ---------- ---------- ----------
                                                             (Dollars in millions)
Common stock...................................... $    442       57.2% $    1,251      75.5%
Non-redeemable preferred stock....................      331        42.8        407       24.5
                                                   --------  ---------- ---------- ----------
 Total equity securities.......................... $    773      100.0% $    1,658     100.0%
                                                   ========  ========== ========== ==========

  In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company has reclassified its investment in common stock in FHLB from equity securities to other invested assets. These investments are carried at redemption value and are considered restricted investments until redeemed by the respective FHLBanks. The carrying value of these investments at December 31, 2017 was $733 million.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                 December 31,
                                                 ---------------------------------------------
                                                          2018                   2017
                                                 ---------------------- ----------------------
                                                  Carrying     % of      Carrying     % of
                                                   Value       Total      Value       Total
                                                 ----------- ---------- ----------- ----------
                                                             (Dollars in millions)
Mortgage loans:
Commercial...................................... $    38,123      59.9% $    35,440      60.6%
Agricultural....................................      14,164       22.2      12,712       21.8
Residential.....................................      11,392       17.9      10,058       17.2
                                                 ----------- ---------- ----------- ----------
 Total recorded investment......................      63,679      100.0      58,210       99.6
Valuation allowances............................       (291)      (0.5)       (271)      (0.5)
                                                 ----------- ---------- ----------- ----------
 Subtotal mortgage loans, net...................      63,388       99.5      57,939       99.1
Residential -- FVO..............................         299        0.5         520        0.9
                                                 ----------- ---------- ----------- ----------
 Total mortgage loans, net...................... $    63,687     100.0% $    58,459     100.0%
                                                 =========== ========== =========== ==========

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential mortgage loans -- FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

    The amount of net discounts, included within total recorded investment, is primarily attributable to residential mortgage loans, and at December 31, 2018 and 2017 was $907 million and $1.0 billion, respectively.

    The carrying value of foreclosed mortgage loans included in real estate and real estate joint ventures was $42 million and $44 million at December 31, 2018 and 2017, respectively.

    Purchases of mortgage loans, primarily residential, were $3.4 billion, $3.1 billion and $2.9 billion for the years ended December 31, 2018, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of mortgage loan participation interests in unaffiliated mortgage loans sold by the Company to affiliates during the years ended December 31, 2018, 2017 and 2016 was $1.5 billion, $2.5 billion and $3.6 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $1.5 billion, $1.8 billion and $2.1 billion during the years ended December 31, 2018, 2017 and 2016, respectively.

    The Company purchases unaffiliated mortgage loan participation interests under a master participation agreement from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from such affiliate during the year ended December 31, 2018 was $3.7 billion. The Company did not purchase any unaffiliated mortgage loan participation interests during the years ended December 31, 2017 and 2016. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $119 million during the year ended December 31, 2018.

  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                Evaluated Collectively for       Impaired
                           Evaluated Individually for Credit Losses                  Credit Losses                Loans
                   --------------------------------------------------------     -------------------------- --------------------
                        Impaired Loans with a          Impaired Loans without a
                         Valuation Allowance             Valuation Allowance
                   --------------------------------    -----------------------
                    Unpaid                               Unpaid                                                       Average
                   Principal      Recorded  Valuation   Principal    Recorded     Recorded     Valuation   Carrying   Recorded
                    Balance      Investment Allowances   Balance    Investment   Investment    Allowances   Value    Investment
                   ----------    ---------- ---------- -----------  -----------  ------------  ----------  --------- ----------
                                                               (In millions)
December 31, 2018
Commercial........  $      --     $      --  $     --   $       --   $       --  $    38,123    $    190    $     --  $     --
Agricultural......         31            31         3          169          169       13,964          41         197       123
Residential.......         --            --        --          431          386       11,006          57         386       358
                   ----------    ---------- ---------  -----------  -----------  ------------  ---------   --------- ---------
  Total...........  $      31     $      31  $      3   $      600   $      555  $    63,093    $    288    $    583  $    481
                   ==========    ========== =========  ===========  ===========  ============  =========   ========= =========
December 31, 2017
Commercial........  $      --     $      --  $     --   $       --   $       --  $    35,440    $    173    $     --  $      5
Agricultural......         22            21         2           27           27       12,664          38          46        32
Residential.......         --            --        --          358          324        9,734          58         324       285
                   ----------    ---------- ---------  -----------  -----------  ------------  ---------   --------- ---------
  Total...........  $      22     $      21  $      2   $      385   $      351  $    57,838    $    269    $    370  $    322
                   ==========    ========== =========  ===========  ===========  ============  =========   ========= =========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $30 million, $49 million and $188 million, respectively, for the year ended December 31, 2016.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial   Agricultural   Residential      Total
                                -------------- ------------- ------------- --------------
                                                      (In millions)
Balance at January 1, 2016.....  $         165  $         37  $         55  $         257
Provision (release)............              6             1            23             30
Charge-offs, net of recoveries.             --            --          (16)           (16)
Dispositions (1)...............            (4)            --            --            (4)
                                -------------- ------------- ------------- --------------
Balance at December 31, 2016...            167            38            62            267
Provision (release)............              6             4             8             18
Charge-offs, net of recoveries.             --           (2)          (12)           (14)
                                -------------- ------------- ------------- --------------
Balance at December 31, 2017...            173            40            58            271
Provision (release)............             17             4             7             28
Charge-offs, net of recoveries.             --            --           (8)            (8)
                                -------------- ------------- ------------- --------------
Balance at December 31, 2018...  $         190  $         44  $         57  $         291
                                ============== ============= ============= ==============

-------------

(1) See Note 3.

   Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

     The Company typically uses several years of historical experience in establishing non-specific valuation allowances which capture multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


     All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

     For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

   Residential Mortgage Loan Portfolio Segment

     The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

     For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                          Debt Service Coverage Ratios                          Estimated
                       ----------------------------------              % of       Fair       % of
                         > 1.20x   1.00x - 1.20x < 1.00x     Total     Total      Value      Total
                       ----------- ------------- -------- ----------- -------- ----------- ---------
                                                   (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........  $   31,282   $     723    $    85  $   32,090    84.2%  $   32,440     84.3%
65% to 75%............       4,759          --         21       4,780     12.5       4,829      12.6
76% to 80%............         340         210         56         606      1.6         585       1.5
Greater than 80%......         480         167         --         647      1.7         613       1.6
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   36,861   $   1,100    $   162  $   38,123   100.0%  $   38,467    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........  $   29,346   $   1,359    $   198  $   30,903    87.2%  $   31,563     87.5%
65% to 75%............       3,245          95        114       3,454      9.7       3,465       9.6
76% to 80%............         149         171         57         377      1.1         363       1.0
Greater than 80%......         400         159        147         706      2.0         665       1.9
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   33,140   $   1,784    $   516  $   35,440   100.0%  $   36,056    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========

  Credit Quality of Agricultural Mortgage Loans

     The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                          --------------------------------------------------
                                    2018                      2017
                          ------------------------  ------------------------
                             Recorded      % of        Recorded      % of
                            Investment     Total      Investment     Total
                          -------------- ---------  -------------- ---------
                                         (Dollars in millions)
   Loan-to-value ratios:
   Less than 65%.........  $      13,075      92.3%  $      12,082      95.0%
   65% to 75%............          1,034       7.3             581       4.6
   76% to 80%............             32       0.2              40       0.3
   Greater than 80%......             23       0.2               9       0.1
                          -------------- ---------  -------------- ---------
       Total.............  $      14,164     100.0%  $      12,712     100.0%
                          ============== =========  ============== =========

     The estimated fair value of agricultural mortgage loans was $14.1 billion and $12.8 billion at December 31, 2018 and 2017, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                              December 31,
                            -------------------------------------------------
                                      2018                     2017
                            ------------------------ ------------------------
                              Recorded      % of       Recorded      % of
                              Investment     Total     Investment     Total
                            ------------- ---------- ------------- ----------
                                          (Dollars in millions)
   Performance indicators:
   Performing..............  $     10,990      96.5%  $      9,614      95.6%
   Nonperforming (1).......           402        3.5           444        4.4
                            ------------- ---------- ------------- ----------
     Total.................  $     11,392     100.0%  $     10,058     100.0%
                            ============= ========== ============= ==========

-------------

(1)Includes residential mortgage loans in process of foreclosure of $140 million and $132 million at December 31, 2018 and 2017, respectively.

    The estimated fair value of residential mortgage loans was $11.8 billion and $10.6 billion at December 31, 2018 and 2017, respectively.

  Past Due and Nonaccrual Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                  Greater than 90 Days Past Due and Still
                           Past Due                        Accruing Interest                          Nonaccrual
              ----------------------------------- --------------------------------------- -----------------------------------
              December 31, 2018 December 31, 2017 December 31, 2018   December 31, 2017   December 31, 2018 December 31, 2017
              ----------------- ----------------- -----------------   -----------------   ----------------- -----------------
                                                             (In millions)
Commercial...              $ --              $ --              $ --                $ --                $167              $ --
Agricultural.               204               134               109                 125                 105                36
Residential..               402               444                --                  --                 402               444
              ----------------- ----------------- -----------------   -----------------   ----------------- -----------------
  Total......              $606              $578              $109                $125                $674              $480
              ================= ================= =================   =================   ================= =================

  Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring.

    For the year ended December 31, 2018, the Company had 440 residential mortgage loans modified in a troubled debt restructuring with carrying value of $96 million and $92 million pre-modification and post-modification, respectively. For the year ended December 31, 2017, the Company had 500 residential mortgage loans modified in a troubled debt restructuring with carrying value of $120 million and $108 million pre-modification and post-modification, respectively. For the years ended December 31, 2018 and 2017, the Company did not have a significant amount of agricultural mortgage loans and no commercial mortgage loans modified in a troubled debt restructuring.

    For both the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring with subsequent payment default.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, affiliated investments, annuities funding structured settlement claims, leveraged and direct financing leases and FHLB common stock. See "-- Related Party Investment Transactions" for information regarding affiliated investments and annuities funding structured settlement claims.

  Tax Credit Partnerships

   The carrying value of tax credit partnerships was $1.7 billion and $1.8 billion at December 31, 2018 and 2017, respectively. Losses from tax credit partnerships included within net investment income were $257 million, $259 million, and $166 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  Leveraged and Direct Financing Leases

    Investment in leveraged and direct financing leases consisted of the following at:

                                               December 31,
                             ------------------------------------------------
                                      2018                     2017
                             ----------------------  ------------------------
                                           Direct                    Direct
                              Leveraged   Financing    Leveraged    Financing
                               Leases      Leases       Leases       Leases
                             ----------  ----------  ------------  ----------
                                               (In millions)
  Rental receivables, net... $      715  $      256  $        911  $      278
  Estimated residual values.        618          42           649          42
                             ----------  ----------  ------------  ----------
    Subtotal................      1,333         298         1,560         320
  Unearned income...........       (401)       (100)         (448)       (113)
                             ----------  ----------  ------------  ----------
    Investment in leases.... $      932  $      198  $      1,112  $      207
                             ==========  ==========  ============  ==========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 25 years, while the payment periods for direct financing leases generally range from one to 25 years but in certain circumstances can be over 25 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At both December 31, 2018 and 2017, all leveraged lease receivables and direct financing rental receivables were performing.

    The Company's deferred income tax liability related to leveraged leases was $465 million and $875 million at December 31, 2018 and 2017, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $5.0 billion and $3.1 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity securities AFS, equity securities and derivatives and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                Years Ended December 31,
                                         --------------------------------------
                                             2018         2017          2016
                                         -----------  ------------  -----------
                                                      (In millions)
Fixed maturity securities AFS...........  $    3,890   $    12,349   $    7,912
Fixed maturity securities AFS with
 noncredit OTTI losses included in AOCI.          25            40           10
                                         -----------  ------------  -----------
 Total fixed maturity securities AFS....       3,915        12,389        7,922
Equity securities.......................          --           119           72
Derivatives.............................       1,742         1,396        2,244
Other...................................         231             1           16
                                         -----------  ------------  -----------
 Subtotal...............................       5,888        13,905       10,254
                                         -----------  ------------  -----------
Amounts allocated from:
Future policy benefits..................          (5)          (19)          (9)
DAC and VOBA related to noncredit OTTI
 losses recognized in AOCI..............          --            --          (1)
DAC, VOBA and DSI.......................        (571)         (790)        (569)
Policyholder dividend obligation........        (428)       (2,121)      (1,931)
                                         -----------  ------------  -----------
 Subtotal...............................      (1,004)      (2,930)       (2,510)
Deferred income tax benefit (expense)
 related to noncredit OTTI losses
 recognized in AOCI.....................          (5)          (14)          (3)
Deferred income tax benefit (expense)...        (982)       (3,704)      (2,690)
                                         -----------  ------------  -----------
Net unrealized investment gains (losses)  $    3,897   $     7,257   $    5,051
                                         ===========  ============  ===========

  The changes in net unrealized investment gains (losses) were as follows:

                                                Years Ended December 31,
                                         -------------------------------------
                                             2018         2017         2016
                                         -----------  -----------  -----------
                                                     (In millions)
Balance at January 1,...................  $    7,257   $    5,051   $    4,773
Cumulative effects of changes in
 accounting principles, net of income
 tax (Note 1)...........................       1,310           --           --
Fixed maturity securities AFS on which
 noncredit OTTI losses have been
 recognized.............................         (15)          30           49
Unrealized investment gains (losses)
 during the year........................      (7,883)       3,621          541
Unrealized investment gains (losses)
 relating to:...........................
Future policy benefits..................          14          (10)          (2)
DAC and VOBA related to noncredit OTTI
 losses recognized in AOCI..............          --            1           (1)
DAC, VOBA and DSI.......................         219         (221)           3
Policyholder dividend obligation........       1,693         (190)        (148)
Deferred income tax benefit (expense)
 related to noncredit OTTI losses
 recognized in AOCI.....................           9          (11)         (17)
Deferred income tax benefit (expense)...       1,293       (1,014)        (148)
                                         -----------  -----------  -----------
 Net unrealized investment gains
   (losses).............................       3,897        7,257        5,050
Net unrealized investment gains
 (losses) attributable to
 noncontrolling interests...............          --           --            1
                                         -----------  -----------  -----------
Balance at December 31,.................  $    3,897   $    7,257   $    5,051
                                         ===========  ===========  ===========
Change in net unrealized investment
 gains (losses).........................  $   (3,360)  $    2,206   $      277
Change in net unrealized investment
 gains (losses) attributable to
 noncontrolling interests...............          --           --            1
                                         -----------  -----------  -----------
Change in net unrealized investment
 gains (losses) attributable to
 Metropolitan Life Insurance Company....  $   (3,360)  $    2,206   $      278
                                         ===========  ===========  ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

Securities Lending and Repurchase Agreements

  Securities, Collateral and Reinvestment Portfolio

  A summary of the securities lending and repurchase agreements transactions is as follows:

                                                          December 31,
             -------------------------------------------------------------------------------------------------------------
                                    2018                                                   2017
             ------------------------------------------------------ ------------------------------------------------------
                 Securities on Loan (1)                                 Securities on Loan (1)
             --------------------------                             --------------------------
                                             Cash                                                   Cash
                                          Collateral   Reinvestment                              Collateral   Reinvestment
                                        Received from  Portfolio at                            Received from  Portfolio at
              Amortized    Estimated    Counterparties  Estimated    Amortized    Estimated    Counterparties  Estimated
                Cost       Fair Value      (2) (3)      Fair Value     Cost       Fair Value      (2) (3)      Fair Value
              -----------  -----------  -------------- ------------  -----------  -----------  -------------- ------------
                                                          (In millions)
Securities
 lending.... $    12,521   $    13,138   $    13,351   $    13,376  $    13,887   $    14,852   $    15,170   $    15,188
Repurchase
 agreements. $       974   $     1,020   $     1,000   $     1,001  $       900   $     1,031   $     1,000   $     1,000

---------------

(1)Securities on loan in connection with securities lending are included within fixed maturities securities AFS and securities on loan in connection with repurchase agreements are included within fixed maturities securities AFS, cash equivalents and short-term investments.

(2)In connection with securities lending, in addition to cash collateral received, the Company received from counterparties security collateral of $64 million and $11 million at December 31, 2018 and 2017, respectively, which may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

(3)The securities lending liability for cash collateral is included within payables for collateral under securities loaned and other transactions; and the repurchase agreements liability for cash collateral is included within payables for collateral under securities loaned and other transactions and other liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Contractual Maturities

  A summary of the remaining contractual maturities of securities lending agreements and repurchase agreements is as follows:

                                                                               December 31,
                                                    -------------------------------------------------------------------
                                                                  2018                              2017
                                                    --------------------------------- ---------------------------------
                                                       Remaining Maturities of the       Remaining Maturities of the
                                                               Agreements                        Agreements
                                                    --------------------------------- ---------------------------------
                                                                      Over                              Over
                                                             1 Month 1 to 6                    1 Month 1 to 6
                                                    Open (1) or Less Months   Total   Open (1) or Less Months   Total
                                                    -------- ------- ------- -------- -------- ------- ------- --------
                                                                               (In millions)
Cash collateral liability by loaned security type:
  Securities lending:
    U.S. government and agency..................... $ 1,970  $ 7,426 $ 3,955 $ 13,351 $ 2,927  $ 5,279 $ 6,964 $ 15,170
  Repurchase agreements:
    U.S. government and agency..................... $    --  $ 1,000 $    -- $  1,000 $    --  $ 1,000 $    -- $  1,000

-------------

(1) The related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral. The estimated fair value of the securities on loan related to this cash collateral at December 31, 2018 was $1.9 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both.

  The securities lending and repurchase agreements reinvestment portfolios acquired with the cash collateral consisted principally of high quality, liquid, publicly-traded fixed maturity securities AFS, short-term investments, cash equivalents or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                   December 31,
                                                              -----------------------
                                                                 2018        2017
                                                              ----------- -----------
                                                                   (In millions)
Invested assets on deposit (regulatory deposits)............. $        47 $        49
Invested assets pledged as collateral (1)....................      20,207      20,775
                                                              ----------- -----------
  Total invested assets on deposit and pledged as collateral. $    20,254 $    20,824
                                                              =========== ===========

-------------

(1) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), derivative transactions (see Note 9) and secured debt (See Note 11).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  See "-- Securities Lending and Repurchase Agreements" for information regarding securities supporting securities lending and repurchase agreement transactions and Note 7 for information regarding investments designated to the closed block. In addition, the restricted investment in FHLB common stock was $724 million and $733 million, at redemption value, at December 31, 2018 and 2017, respectively (see Note 1).

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI investments had an outstanding principal balance of $3.9 billion and $4.6 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest payments whether or not currently due and a carrying value (estimated fair value of the investments plus accrued interest) of $3.2 billion and $3.8 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings in net investment income was $266 million and $273 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $11.5 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $3.1 billion at December 31, 2018. Except for certain real estate joint ventures and certain funds, the Company's investments in its remaining real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2016. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $466.8 billion and $450.0 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$56.3 billion and $59.5 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $42.7 billion, $35.0 billion and $27.6 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to investment related VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                                December 31,
                                                ---------------------------------------------
                                                         2018                   2017
                                                ---------------------- ----------------------
                                                  Total       Total      Total       Total
                                                  Assets   Liabilities   Assets   Liabilities
                                                ---------- ----------- ---------- -----------
                                                                (In millions)
Real estate joint ventures (1)................. $    1,394 $       --  $    1,077 $       --
Renewable energy partnership (2)...............        102         --         116          3
Investment fund (primarily mortgage loans) (3).        219         --          --         --
Other investments (2)..........................         21          5          32          6
                                                ---------- ----------- ---------- -----------
  Total........................................ $    1,736 $        5  $    1,225 $        9
                                                ========== =========== ========== ===========

-------------

(1) The Company's investment in these affiliated real estate joint ventures was $1.3 billion and $1.0 billion at December 31, 2018 and 2017, respectively. Other affiliates' investments in these affiliated real estate joint ventures were $123 million and $85 million at December 31, 2018 and 2017, respectively.

(2) Assets of the renewable energy partnership and other investments primarily consisted of other invested assets.

(3) The investment by the Company and its affiliate in this affiliated investment fund was $178 million and $41 million, respectively, at December 31, 2018.

  Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                          December 31,
                                     -------------------------------------------------------
                                                2018                        2017
                                     --------------------------- ---------------------------
                                                      Maximum                     Maximum
                                        Carrying     Exposure       Carrying     Exposure
                                        Amount       to Loss (1)    Amount       to Loss (1)
                                     ------------- ------------- ------------- -------------
                                                          (In millions)
Fixed maturity securities AFS:
  Structured Securities (2)......... $      35,112 $      35,112 $      34,284 $      34,284
  U.S. and foreign corporate........           669           669         1,166         1,166
Other limited partnership interests.         3,979         6,405         3,561         5,765
Other invested assets...............         1,914         2,066         2,172         2,506
Real estate joint ventures..........            33            37            38            43
                                     ------------- ------------- ------------- -------------
  Total............................. $      41,707 $      44,289 $      41,221 $      43,764
                                     ============= ============= ============= =============

-------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $93 million and $117 million at December 31, 2018 and 2017, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

    As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2018, 2017 and 2016.

    During 2018 and 2017, the Company securitized certain residential mortgage loans and acquired an interest in the related RMBS issued. While the Company has a variable interest in the issuer of the securities, it is not the primary beneficiary of the issuer of the securities since it does not have any rights to remove the servicer or veto rights over the servicer's actions. The carrying value and the estimated fair value of mortgage loans were $451 million and $478 million, respectively, for loans sold during 2018, and $319 million and $339 million, respectively, for loans sold during 2017. Gains on securitizations of $27 million and $20 million during the years ended December 31, 2018 and 2017, respectively, were included within net investment gains (losses). The estimated fair value of RMBS acquired in connection with the securitizations was $98 million and $52 million at December 31, 2018 and 2017, respectively, which was included in the carrying amount and maximum exposure to loss for Structured Securities presented above. See Note 10 for information on how the estimated fair value of mortgage loans and RMBS is determined, the valuation approaches and key inputs, their placement in the fair value hierarchy, and for certain RMBS, quantitative information about the significant unobservable inputs and the sensitivity of their estimated fair value to changes in those inputs.

Net Investment Income

   The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                   -----------------------------------------
                                                       2018          2017          2016
                                                   ------------- ------------- -------------
                                                                 (In millions)
Investment income:
Fixed maturity securities AFS.....................   $     7,268   $     7,057   $     7,653
Equity securities.................................            42            97            90
Mortgage loans....................................         2,822         2,647         2,539
Policy loans......................................           297           310           404
Real estate and real estate joint ventures........           472           446           488
Other limited partnership interests...............           519           625           413
Cash, cash equivalents and short-term investments.           121            74            43
FVO Securities (1)................................            22            --             3
Operating joint venture...........................            37            19             9
Other.............................................           261           133           204
                                                   ------------- ------------- -------------
  Subtotal........................................        11,861        11,408        11,846
Less: Investment expenses.........................           942           895           763
                                                   ------------- ------------- -------------
  Net investment income...........................   $    10,919   $    10,513   $    11,083
                                                   ============= ============= =============

-------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) Changes in estimated fair value subsequent to purchase for investments still held as of the end of the respective periods included in net investment income were $22 million for the year ended December 31, 2018. There were no changes in estimated fair value subsequent to purchase for investments still held as of the end of the respective periods for the years ended December 31, 2017 and 2016.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

    The Company invests in real estate joint ventures, other limited partnership interests and tax credit and renewable energy partnerships, and also does business through an operating joint venture, the majority of which are accounted for under the equity method. Net investment income from other limited partnership interests and an operating joint venture, accounted for under the equity method; and real estate joint ventures and tax credit and renewable energy partnerships, primarily accounted for under the equity method, totaled $344 million, $300 million and $239 million for the years ended December 31, 2018, 2017, and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                  Years Ended December 31,
                                         -------------------------------------
                                              2018         2017         2016
                                         -----------  -----------  -----------
                                                     (In millions)
Total gains (losses) on fixed maturity
 securities AFS:
Total OTTI losses recognized -- by
 sector and industry:
U.S. and foreign corporate securities
 -- by industry:
Consumer................................  $      (19)  $       (5)  $       --
Industrial..............................          (2)          --          (58)
Finance.................................          (2)          --           --
Utility.................................          --           --          (20)
Communications..........................          --           --           (3)
                                         -----------  -----------  -----------
 Total U.S. and foreign corporate
   securities...........................         (23)          (5)         (81)
RMBS....................................          --           --          (16)
Municipals..............................          --           (1)          --
                                         -----------  -----------  -----------
 OTTI losses on fixed maturity
   securities AFS recognized in earnings         (23)          (6)         (97)
Fixed maturity securities AFS -- net
 gains (losses) on sales and disposals..         107           23          169
                                         -----------  -----------  -----------
 Total gains (losses) on fixed maturity
   securities AFS.......................          84           17           72
                                         -----------  -----------  -----------
Total gains (losses) on equity
 securities:
Total OTTI losses recognized -- by
 security type:
Common stock............................          --          (23)         (75)
Non-redeemable preferred stock..........          --           (1)          --
                                         -----------  -----------  -----------
 OTTI losses on equity securities
   recognized in earnings...............          --          (24)         (75)
Equity securities -- net gains (losses)
 on sales and disposals.................          17            7           19
Change in estimated fair value of
 equity securities (1)..................        (101)          --           --
                                         -----------  -----------  -----------
 Total gains (losses) on equity
   securities...........................         (84)         (17)         (56)
Mortgage loans..........................         (50)         (34)         (20)
Real estate and real estate joint
 ventures...............................         311          607          142
Other limited partnership interests.....           8          (52)         (59)
Other (2)...............................        (162)        (115)         (32)
                                         -----------  -----------  -----------
 Subtotal...............................         107          406           47
                                         -----------  -----------  -----------
Change in estimated fair value of other
 limited partnership interests and real
 estate joint ventures..................          11           --           --
Non-investment portfolio gains (losses).          35          (72)          85
                                         -----------  -----------  -----------
 Total net investment gains (losses)....  $      153   $      334   $      132
                                         ===========  ===========  ===========

--------

(1)Changes in estimated fair value subsequent to purchase for equity securities still held as of the end of the period included in net investment gains (losses) were ($82) million for the year ended December 31, 2018. See Note 1.

(2)Other gains (losses) included a renewable energy partnership realized loss of $83 million and a leveraged lease impairment of $105 million for the year ended December 31, 2018.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $21 million, ($142) million and $89 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  Sales or Disposals and Impairments of Fixed Maturity Securities AFS

    Sales of securities are determined on a specific identification basis. Proceeds from sales or disposals and the components of net investment gains (losses) were as shown in the table below:

                                            Years Ended December 31,
                                     -------------------------------------
                                         2018         2017         2016
                                     -----------  -----------  -----------
                                                 (In millions)
    Proceeds........................  $   53,042   $   34,483   $   58,812
                                     ===========  ===========  ===========
    Gross investment gains..........  $      604   $      278   $      755
    Gross investment losses.........        (497)        (255)        (586)
    OTTI losses.....................         (23)          (6)         (97)
                                     -----------  -----------  -----------
      Net investment gains (losses).  $       84   $       17   $       72
                                     ===========  ===========  ===========

  Credit Loss Rollforward of Fixed Maturity Securities AFS

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities AFS still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                          Years Ended December 31,
                                                                                                      ---------------------------
                                                                                                         2018           2017
                                                                                                       ----------    -----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $     110     $      157
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --              1
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (38)           (47)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (2)            (1)
                                                                                                       ----------    -----------
Balance at December 31,..............................................................................  $      70     $      110
                                                                                                       ==========    ===========

Related Party Investment Transactions

   Recurring related party investments and related net investment income were as follows at and for the years ended:

                                                                                December 31,    Years Ended December 31,
                                                                              ----------------- ------------------------
                                                                                2018     2017   2018     2017    2016
                                                                              -------- --------  -----    -----   -----
   Investment Type/Balance Sheet Category           Related Party              Carrying Value   Net Investment Income
--------------------------------------    ----------------------------------- ----------------- ------------------------
                                                                                         (In millions)
        Affiliated investments
         (1)............................. MetLife, Inc.                       $  1,798 $  1,843 $  31    $  78   $  91
        Affiliated investments
         (2)............................. American Life Insurance Company          100      100     3        3       3
        Affiliated investments            Metropolitan Property and Casualty
         (3)............................. Insurance Company                        315      315    10        6       5
                                                                              -------- --------  -----    -----   -----
        Other invested assets............                                     $  2,213 $  2,258 $  44    $  87   $  99
                                                                              ======== ========  =====    =====   =====
        Money market pool (4)............ Metropolitan Money Market Pool      $     52 $     70 $   1    $   1   $  --
                                                                              -------- --------  -----    -----   -----
        Short-term investments...........                                     $     52 $     70 $   1    $   1   $  --
                                                                              ======== ========  =====    =====   =====

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


(1)Represents an investment in affiliated senior notes. In March 2018, three senior notes previously issued by MetLife, Inc. to the Company were redenominated to Japanese yen. A $500 million senior note was redenominated to a new 53.3 billion Japanese yen senior note to the Company. The
   53.3 billion Japanese yen senior note matures in June 2019 and bears interest at a rate per annum of 1.45%, payable semi-annually. A $250 million senior note was redenominated to a new 26.5 billion Japanese yen senior note to the Company. The 26.5 billion Japanese yen senior note matures in October 2019 and bears interest at a rate per annum of 1.72%, payable semi-annually. Another $250 million senior note was also redenominated to a new
   26.5 billion Japanese yen senior note to the Company. The 26.5 billion Japanese yen senior note matures in September 2020 and bears interest at a rate per annum of 0.82%, payable semi-annually. In the second quarter of 2018, the remaining $825 million of affiliated senior notes previously issued by MetLife, Inc. to the Company were redenominated into two new senior notes totaling 38.5 billion Japanese yen which mature in July 2021 and bear interest at a rate per annum of 2.97%, payable semi-annually, and into two new senior notes totaling 51.0 billion Japanese yen which mature in December 2021 and bear interest at a rate per annum of 3.14%, payable semi-annually.

(2)Represents an investment in an affiliated surplus note. The surplus note, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020.

(3)Represents an investment in affiliated preferred stock. Dividends are payable quarterly at a variable rate.

(4)The investment has a variable rate of return.

   The Company transfers invested assets, primarily consisting of fixed maturity securities AFS, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     -----------------------------
                                                                       2018     2017 (1)   2016 (2)
                                                                     -------  ---------- ----------
                                                                             (In millions)
Estimated fair value of invested assets transferred to affiliates... $    --   $    453  $    5,678
Amortized cost of invested assets transferred to affiliates......... $    --   $    416  $    5,338
Net investment gains (losses) recognized on transfers............... $    --   $     37  $      340
Estimated fair value of invested assets transferred from affiliates. $    77   $    306  $    1,583

--------
(1)In January 2017, the Company received transferred investments with an estimated fair value of $292 million, which are included in the table above, in addition to $275 million in cash related to the recapture by the Company of risks from minimum benefit guarantees on certain variable annuities previously reinsured by Brighthouse Insurance. See Note 6 for additional information related to the separation of Brighthouse.

(2)In April 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $4.0 billion and $4.3 billion, respectively, for the recapture by Brighthouse Insurance of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse Insurance, which are included in the table above. Also, in November 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $863 million and $933 million, respectively, for the recapture by Brighthouse NY of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse NY, which are included in the table above. See Note 6 for additional information related to the separation of Brighthouse.

    As a structured settlements assignment company, the Company purchased annuities from Brighthouse to fund the periodic structured settlement claim payment obligations it assumed. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate related party annuity contract values recorded, for which the Company has also recorded unpaid claim obligations of equal amounts, were $1.3 billion at December 31, 2017. The related party net investment income and corresponding policyholder benefits and claims recognized were $36 million, $69 million and $64 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6 for information related to the separation of Brighthouse.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The related party funds withheld from Brighthouse had a carrying value of $157 million at December 31, 2017. The related party other revenue and corresponding policyholder benefits and claims recognized were $7 million, $20 million and $11 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6 for information related to the separation of Brighthouse and related party reinsurance transactions.

    In March 2017, the Company purchased from Brighthouse Insurance an interest in an operating joint venture for $286 million, which was settled in cash in April 2017.

    Through March 31, 2018, the Company provided investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $19 million, $73 million and $172 million for the years ended December 31, 2018, 2017 and 2016, respectively. Effective April 1, 2018, the Company receives investment advisory services from an affiliate. The related affiliated investment advisory charges to the Company since April 1, 2018 were $198 million for the year ended December 31, 2018.

    See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

    See "-- Variable Interest Entities" for information on investments in affiliated real estate joint ventures and affiliated investment fund.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. government and agency, or other fixed maturity securities AFS. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a benchmark interest rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

  The Company purchases interest rate caps primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities, and interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and nonqualifying hedging relationships.

  A synthetic GIC is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the contractholder owns the underlying assets. The Company guarantees a rate of return on those assets for a premium. Synthetic GICs are not designated as hedging instruments.

Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations and involuntary restructuring for corporate obligors, as well as repudiation, moratorium or governmental intervention for sovereign obligors. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency, or other fixed maturity securities AFS. These credit default swaps are not designated as hedging instruments.

  The Company also entered into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps were not designated as hedging instruments. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the underlying equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a benchmark interest rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                            --------------------------------------------------------------------
                                                                          2018                               2017
                                                            --------------------------------- ----------------------------------
                                                                        Estimated Fair Value               Estimated Fair Value
                                                                       ----------------------             ----------------------
                                                              Gross                             Gross
                                                             Notional                          Notional
                          Primary Underlying Risk Exposure    Amount    Assets    Liabilities   Amount     Assets    Liabilities
                          --------------------------------  ---------- --------- ------------ ----------- --------- ------------
                                                                                       (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps...... Interest rate                      $   2,446  $  2,197   $       2   $    3,826  $  2,289   $       3
Foreign currency swaps... Foreign currency exchange rate         1,191        49          --        1,082        47          17
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal................                                        3,637     2,246           2        4,908     2,336          20
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Cash flow hedges:
Interest rate swaps...... Interest rate                          3,181       139           1        3,337       234          --
Interest rate forwards... Interest rate                          3,023        --         216        3,333        --         127
Foreign currency swaps... Foreign currency exchange rate        26,239     1,218       1,318       22,287       795       1,078
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal................                                       32,443     1,357       1,535       28,957     1,029       1,205
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total qualifying hedges.                                       36,080     3,603       1,537       33,865     3,365       1,225
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate swaps...... Interest rate                         36,238     1,507          85       43,028     1,722         336
Interest rate floors..... Interest rate                         12,701       102          --        7,201        91          --
Interest rate caps....... Interest rate                         54,576       154           1       53,079        78           2
Interest rate futures.... Interest rate                            794        --           1        2,257         1           2
Interest rate options.... Interest rate                         24,340       185          --        7,525       142          11
Interest rate total
 return swaps............ Interest rate                          1,048        33           2        1,048         8           2
Synthetic GICs........... Interest rate                         18,006        --          --       11,318        --          --
Foreign currency swaps... Foreign currency exchange rate         5,986       700          79        6,739       547         164
Foreign currency forwards Foreign currency exchange rate           943        15          14          961        16           7
Credit default swaps --
 purchased............... Credit                                   858        24           4          980         7           8
Credit default swaps --
 written................. Credit                                 7,864        67          13        7,874       181          --
Equity futures........... Equity market                          1,006         1           6        1,282         5           1
Equity index options..... Equity market                         23,162       706         396       14,408       384         476
Equity variance swaps.... Equity market                          1,946        32          81        3,530        45         169
Equity total return swaps Equity market                            886        89          --        1,077        --          39
                                                            ---------- ---------  ----------  ---------------------  ----------
 Total non-designated or nonqualifying derivatives........     190,354     3,615         682      162,307     3,227       1,217
                                                            ---------- ---------  ----------  ---------------------  ----------
 Total....................................................   $ 226,434  $  7,218   $   2,219   $  196,172  $  6,592   $   2,442
                                                            ========== =========  ==========  =========== =========  ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps and interest rate swaps that are used to synthetically create investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                               Years Ended December 31,
                                                        --------------------------------------
                                                           2018        2017          2016
                                                        ---------- ------------  -------------
                                                                    (In millions)
Freestanding derivative and hedging gains (losses) (1).  $     390  $      (771)  $      (715)
Embedded derivative gains (losses).....................        376          427          (423)
                                                        ---------- ------------  -------------
  Total net derivative gains (losses)..................  $     766  $     (344)   $    (1,138)
                                                        ========== ============  =============

-------------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                    --------------------------------------
                                                       2018         2017          2016
                                                    ----------- ------------  ------------
                                                                 (In millions)
Qualifying hedges:
Net investment income..............................  $      371  $       302   $       280
Interest credited to policyholder account balances.       (113)          (64)           (1)
Nonqualifying hedges:
Net investment income..............................          --           --            (1)
Net derivative gains (losses)......................         339          406           577
Policyholder benefits and claims...................           8            5             4
                                                    ----------- ------------  ------------
  Total............................................  $      605  $       649   $       859
                                                    =========== ============  ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

                                              Net          Net      Policyholder
                                           Derivative   Investment  Benefits and
                                         Gains (Losses) Income (1)   Claims (2)
                                         -------------- ----------  ------------
                                                      (In millions)
Year Ended December 31, 2018
Interest rate derivatives...............  $      (340)  $        4  $        --
Foreign currency exchange rate
 derivatives............................          429           --           --
Credit derivatives -- purchased.........            9           --           --
Credit derivatives -- written...........          (90)          --           --
Equity derivatives......................          166            1           45
                                         -------------- ----------  ------------
 Total..................................  $       174   $        5  $        45
                                         ============== ==========  ============
Year Ended December 31, 2017
Interest rate derivatives...............  $      (343)  $        1  $        --
Foreign currency exchange rate
 derivatives............................         (746)          --           --
Credit derivatives -- purchased.........          (16)          --           --
Credit derivatives -- written...........          102           --           --
Equity derivatives......................         (536)          (6)        (216)
                                         -------------- ----------  ------------
 Total..................................  $    (1,539)  $       (5) $      (216)
                                         ============== ==========  ============
Year Ended December 31, 2016
Interest rate derivatives...............  $    (1,088)  $       --  $        --
Foreign currency exchange rate
 derivatives............................          726           --           --
Credit derivatives -- purchased.........          (23)          --           --
Credit derivatives -- written...........           48           --           --
Equity derivatives......................         (457)         (14)         (94)
                                         -------------- ----------  ------------
 Total..................................  $      (794)  $      (14) $       (94)
                                         ============== ==========  ============

-------------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                               Net Derivative   Net Derivative Ineffectiveness
                                                                               Gains (Losses)   Gains (Losses)  Recognized in
Derivatives in Fair Value              Hedged Items in Fair Value                Recognized     Recognized for  Net Derivative
Hedging Relationships                    Hedging Relationships                  for Derivatives   Hedged Items   Gains (Losses)
-------------------------  -------------------------------------------------- ----------------- -------------- ----------------
                                                                                                (In millions)
Year Ended December 31, 2018
Interest rate swaps:       Fixed maturity securities AFS.....................            $    1          $ (1)            $  --
                           Policyholder liabilities (1)......................             (221)            227                6
Foreign currency swaps:    Foreign-denominated fixed maturity securities AFS
                            and mortgage loans...............................                52           (55)              (3)
                           Foreign-denominated policyholder account
                            balances (2).....................................                23           (23)               --
                                                                              ----------------- -------------- ----------------
  Total....................................................................              $(145)          $ 148            $   3
                                                                              ================= ============== ================
Year Ended December 31, 2017
Interest rate swaps:       Fixed maturity securities AFS.....................            $    4          $ (5)            $ (1)
                           Policyholder liabilities (1)......................              (69)            134               65
Foreign currency swaps:    Foreign-denominated fixed maturity securities
                            AFS..............................................              (24)             27                3
                           Foreign-denominated policyholder account
                            balances (2).....................................                65           (43)               22
                                                                              ----------------- -------------- ----------------
  Total....................................................................              $ (24)          $ 113            $  89
                                                                              ================= ============== ================
Year Ended December 31, 2016
Interest rate swaps:       Fixed maturity securities AFS.....................            $    8          $ (9)            $ (1)
                           Policyholder liabilities (1)......................             (109)             90             (19)
Foreign currency swaps:    Foreign-denominated fixed maturity securities
                            AFS..............................................                10            (9)                1
                           Foreign-denominated policyholder account
                            balances (2).....................................              (95)             92              (3)
                                                                              ----------------- -------------- ----------------
  Total....................................................................              $(186)          $ 164            $(22)
                                                                              ================= ============== ================

-------------
(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $20 million and $17 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  At December 31, 2018 and 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed four years and five years, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $1.7 billion and $1.4 billion, respectively.

   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations, consolidated statements of comprehensive income (loss) and the consolidated statements of equity:

                                                       Amount and Location        Amount and Location
                             Amount of Gains            of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow   (Losses) Deferred in         Reclassified from        Recognized in Income
Hedging Relationships      AOCI on Derivatives       AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  ---------------------  ------------------------------  ---------------------
                           (Effective Portion)         (Effective Portion)       (Ineffective Portion)
-                         ---------------------  ------------------------------  ---------------------
                                                 Net Derivative  Net Investment     Net Derivative
                                                 Gains (Losses)      Income         Gains (Losses)
                                                 --------------  --------------  ---------------------
                                                          (In millions)
Year Ended December 31, 2018
Interest rate swaps......  $               (148)  $          23   $          18     $                2
Interest rate forwards...                  (114)             (1)              2                     --
Foreign currency swaps...                   180            (469)             (3)                     5
Credit forwards..........                    --               1               1                     --
                          ---------------------  --------------  --------------  ---------------------
  Total..................  $                (82)  $        (446)  $          18     $                7
                          =====================  ==============  ==============  =====================
Year Ended December 31, 2017
Interest rate swaps......  $                 73   $          24   $          16     $               18
Interest rate forwards...                   210             (11)              2                     (2)
Foreign currency swaps...                  (161)            938              (1)                    --
Credit forwards..........                    --               1               1                     --
                          ---------------------  --------------  --------------  ---------------------
  Total..................  $                122   $         952   $          18     $               16
                          =====================  ==============  ==============  =====================
Year Ended December 31, 2016
Interest rate swaps......  $                 58   $          57   $          12     $               --
Interest rate forwards...                  (366)             (1)              3                     --
Foreign currency swaps...                   167            (251)             (1)                    --
Credit forwards..........                    --               3               1                     --
                          ---------------------  --------------  --------------  ---------------------
  Total..................  $               (141)  $        (192)  $          15     $               --
                          =====================  ==============  ==============  =====================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2018, the Company expected to reclassify $109 million of deferred net gains (losses) on derivatives in AOCI, included in the table above, to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $7.9 billion at both December 31, 2018 and 2017. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At
December 31, 2018 and 2017, the Company would have received $54 million and $181 million, respectively, to terminate all of these contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                          December 31,
                                          -----------------------------------------------------------------------------
                                                           2018                                   2017
                                          -------------------------------------- --------------------------------------
                                                        Maximum                                Maximum
                                          Estimated      Amount                  Estimated      Amount
                                          Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                          of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced    Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                      Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
----------------------------------------- ---------- -------------- ------------ ---------- -------------- ------------
                                                                      (Dollars in millions)
Aaa/Aa/A
Single name credit default swaps (3).....  $      2   $        154           2.0   $     3   $        159           2.8
Credit default swaps referencing indices.        27          2,079           2.5        42          2,193           2.7
                                          ---------   ------------                --------  -------------
  Subtotal...............................        29          2,233           2.5        45          2,352           2.7
                                          ---------   ------------                --------  -------------
Baa
Single name credit default swaps (3).....         1            277           1.6         4            416           1.5
Credit default swaps referencing indices.        20          5,124           5.2       111          4,761           5.2
                                          ---------   ------------                --------  -------------
  Subtotal...............................        21          5,401           5.0       115          5,177           4.9
                                          ---------   ------------                --------  -------------
Ba
Single name credit default swaps (3).....        --             10           1.5         1            105           3.4
Credit default swaps referencing indices.        --             --            --        --             --            --
                                          ---------   ------------                --------  -------------
  Subtotal...............................        --             10           1.5         1            105           3.4
                                          ---------   ------------                --------  -------------
B
Single name credit default swaps (3).....        --             --            --         2             20           3.5
Credit default swaps referencing indices.         4            220           5.0        18            220           5.0
                                          ---------   ------------                --------  -------------
  Subtotal...............................         4            220           5.0        20            240           4.9
                                          ---------   ------------                --------  -------------
  Total..................................  $     54   $      7,864           4.3   $   181   $      7,874           4.2
                                          =========   ============                ========  =============

-------------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3)Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $7.9 billion of future payments under credit default provisions at both December 31, 2018 and 2017 set forth in the table above were $16 million and $27 million at December 31, 2018 and 2017, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                 December 31,
                                                                              --------------------------------------------------
                                                                                        2018                      2017
                                                                              ------------------------  ------------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement     Assets    Liabilities     Assets    Liabilities
----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
                                                                                                (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $    7,255   $    2,166   $    6,478   $    2,203
OTC-cleared (1), (6).........................................................          52           24          168          216
Exchange-traded..............................................................           1            7            6            3
                                                                              -----------  -----------  -----------  -----------
  Total gross estimated fair value of derivatives (1)........................       7,308        2,197        6,652        2,422
Amounts offset on the consolidated balance sheets............................          --           --           --           --
                                                                              -----------  -----------  -----------  -----------
  Estimated fair value of derivatives presented on the consolidated balance
   sheets (1), (6)...........................................................       7,308        2,197        6,652        2,422
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................      (1,988)      (1,988)      (1,891)     (1,891)
OTC-cleared..................................................................         (20)         (20)         (31)        (31)
Exchange-traded..............................................................          --           --           --           --
Cash collateral: (3), (4)
OTC-bilateral................................................................      (4,000)          --       (3,448)          --
OTC-cleared..................................................................         (26)          --         (131)       (179)
Exchange-traded..............................................................          --           --           --           --
Securities collateral: (5)
OTC-bilateral................................................................      (1,136)        (178)        (954)       (312)
OTC-cleared..................................................................          --           (4)          --          (6)
Exchange-traded..............................................................          --           (7)          --          (3)
                                                                              -----------  -----------  -----------  -----------
  Net amount after application of master netting agreements and
   collateral................................................................  $      138   $       --   $      197   $       --
                                                                              ===========  ===========  ===========  ===========

-------------

(1)At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $90 million and $60 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($22) million and ($20) million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities AFS, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $95 million and $122 million, respectively, and provided excess cash collateral of $1 million and $9 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities AFS on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $28 million and $30 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $94 million and $152 million, respectively, for its OTC-bilateral derivatives, and $231 million and $299 million, respectively, for its OTC-cleared derivatives, and $52 million and $50 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6)Effective January 16, 2018, the LCH amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the LCH and CME amendments.

  The Company's collateral arrangements for its OTC-bilateral derivatives require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. All of the Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                  December 31,
                                                        -----------------------------------------------------------------
                                                                      2018                             2017
                                                        -------------------------------- --------------------------------
                                                        Derivatives Derivatives          Derivatives Derivatives
                                                        Subject to  Not Subject          Subject to  Not Subject
                                                         Financial  to Financial          Financial  to Financial
                                                         Strength-   Strength-            Strength-   Strength-
                                                        Contingent   Contingent          Contingent   Contingent
                                                        Provisions   Provisions   Total  Provisions   Provisions   Total
                                                        ----------- ------------ ------- ----------- ------------ -------
                                                                                  (In millions)
Estimated Fair Value of Derivatives in a Net Liability
 Position (1)..........................................  $    178      $   --    $   178   $   313      $   --    $   313
Estimated Fair Value of Collateral Provided:
Fixed maturity securities AFS..........................  $    187      $   --    $   187   $   399      $   --    $   399
Cash...................................................  $      1      $   --    $     1   $    --      $   --    $    --

-------------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                         December 31,
                                                                                      ------------------
                                                          Balance Sheet Location        2018      2017
                                                       ------------------------------ -------- ---------
                                                                                         (In millions)
Embedded derivatives within asset host contracts:
Options embedded in debt or equity securities (1)..... Investments...................       --      (113)
                                                                                      -------- ---------
  Embedded derivatives within asset host contracts.................................    $    --   $  (113)
                                                                                      ======== =========
Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits.................... Policyholder account balances.  $   178   $   (94)
Assumed guaranteed minimum benefits................... Policyholder account balances.        3         3
Funds withheld on ceded reinsurance................... Other liabilities.............      465       898
Fixed annuities with equity indexed returns........... Policyholder account balances.       58        69
                                                                                      -------- ---------
  Embedded derivatives within liability host contracts.............................    $   704   $   876
                                                                                      ======== =========

--------

(1)Effective January 1, 2018, in connection with the adoption of new guidance related to the recognition and measurement of financial instruments, the Company was no longer required to bifurcate and account separately for derivatives embedded in equity securities (see Note 1). Beginning January 1, 2018, the change in fair value of equity securities was recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        -----------------------------------
                                            2018         2017          2016
                                        ------------ ------------ ---------
                                                     (In millions)
Net derivative gains (losses) (1), (2). $        376 $        427 $        (423)

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $51 million, ($65) million and $76 million for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $0, less than $1 million, and ($29) million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation approaches: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation approach to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities AFS.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, as well as the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                                    December 31, 2018
                                                          ---------------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          ---------------------------------------------------
                                                                                                                   Total
                                                                                                                 Estimated
                                                              Level 1           Level 2          Level 3         Fair Value
                                                          ---------------- ----------------- ---------------- -----------------
                                                                                      (In millions)
Assets
Fixed maturity securities AFS:
U.S. corporate...........................................  $            --  $         51,676  $         3,126  $         54,802
U.S. government and agency...............................           12,310            17,851               --            30,161
Foreign corporate........................................               --            21,988            3,975            25,963
RMBS.....................................................               --            19,719            3,018            22,737
ABS......................................................               --             8,072              455             8,527
Municipals...............................................               --             6,947               --             6,947
CMBS.....................................................               --             5,376               68             5,444
Foreign government.......................................               --             4,482               10             4,492
                                                          ---------------- ----------------- ---------------- -----------------
  Total fixed maturity securities AFS....................           12,310           136,111           10,652           159,073
                                                          ---------------- ----------------- ---------------- -----------------
Equity securities........................................              341                76              356               773
Short-term investments...................................              698               783               25             1,506
Residential mortgage loans -- FVO........................               --                --              299               299
Other investments........................................               --                 1              215               216
Derivative assets: (1)
Interest rate............................................               --             4,284               33             4,317
Foreign currency exchange rate...........................               --             1,982               --             1,982
Credit...................................................               --                62               29                91
Equity market............................................                1               776               51               828
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative assets................................                1             7,104              113             7,218
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within asset host contracts (2).....               --                --               --                --
Separate account assets (3)..............................           20,558            89,348              944           110,850
                                                          ---------------- ----------------- ---------------- -----------------
  Total assets (4).......................................  $        33,908  $        233,423  $        12,604  $        279,935
                                                          ================ ================= ================ =================
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $             1  $             89  $           218  $            308
Foreign currency exchange rate...........................               --             1,410                1             1,411
Credit...................................................               --                13                4                17
Equity market............................................                6               395               82               483
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative liabilities...........................                7             1,907              305             2,219
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within liability host contracts (2).               --                --              704               704
Long-term debt...........................................               --                --               --                --
Separate account liabilities (3).........................                1                20                7                28
                                                          ---------------- ----------------- ---------------- -----------------
  Total liabilities......................................  $             8  $          1,927  $         1,016  $          2,951
                                                          ================ ================= ================ =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                  December 31, 2017
                                                          -----------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          --------------------------------------------------
                                                                                                                 Total
                                                                                                               Estimated
                                                              Level 1          Level 2          Level 3        Fair Value
                                                          ---------------- ---------------- ---------------- --------------
                                                                                    (In millions)
Assets
Fixed maturity securities AFS:
U.S. corporate...........................................  $            --  $        54,629  $         3,461  $      58,090
U.S. government and agency...............................           18,802           19,743               --         38,545
Foreign corporate........................................               --           21,471            4,125         25,596
RMBS.....................................................               --           19,372            3,262         22,634
ABS......................................................               --            7,079              787          7,866
Municipals...............................................               --            7,551               --          7,551
CMBS.....................................................               --            5,461               27          5,488
Foreign government.......................................               --            4,471               31          4,502
                                                          ---------------- ---------------- ---------------- --------------
  Total fixed maturity securities AFS....................           18,802          139,777           11,693        170,272
                                                          ---------------- ---------------- ---------------- --------------
Equity securities........................................              399              893              366          1,658
Short-term investments...................................            2,056            1,092                7          3,155
Residential mortgage loans -- FVO........................               --               --              520            520
Other investments........................................               --               --               --             --
Derivative assets: (1)
Interest rate............................................                1            4,556                8          4,565
Foreign currency exchange rate...........................               --            1,405               --          1,405
Credit...................................................               --              149               39            188
Equity market............................................                5              363               66            434
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative assets................................                6            6,473              113          6,592
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within asset host contracts (2).....               --               --               --             --
Separate account assets (3)..............................           23,571          106,294              960        130,825
                                                          ---------------- ---------------- ---------------- --------------
  Total assets...........................................  $        44,834  $       254,529  $        13,659  $     313,022
                                                          ================ ================ ================ ==============
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $             2  $           351  $           130  $         483
Foreign currency exchange rate...........................               --            1,261                5          1,266
Credit...................................................               --                8               --              8
Equity market............................................                1              515              169            685
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative liabilities...........................                3            2,135              304          2,442
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within liability host contracts (2).               --               --              876            876
Long-term debt...........................................               --               --               --             --
Separate account liabilities (3).........................               --                7                2              9
                                                          ---------------- ---------------- ---------------- --------------
  Total liabilities......................................  $             3  $         2,142  $         1,182  $       3,327
                                                          ================ ================ ================ ==============

----------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($113) million, respectively.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets. Separate account liabilities presented in the tables above represent derivative liabilities.

(4)In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), other limited partnership interests are measured at estimated fair value on a recurring basis effective January 1, 2018. This represents the former cost method investments held as of January 1, 2018 that were measured at estimated fair value on a recurring basis upon adoption of this guidance. Total assets included in the fair value hierarchy exclude these other limited partnership interests that are measured at estimated fair value using the net asset value ("NAV") per share (or its equivalent) practical expedient. At
   December 31, 2018, the estimated fair value of such investments was $140 million.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value.

  Investments

   Securities, Short-term Investments, Other Investments and Long-term Debt

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of other investments and long-term debt is determined on a basis consistent with the methodologies described herein for securities.

      The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below. The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 -----------------------------------------------------------------------------
                                                          Level 3
 Instrument     Level 2 Observable Inputs           Unobservable Inputs
 -----------------------------------------------------------------------------
 Fixed maturity securities AFS
 -----------------------------------------------------------------------------
  U.S. corporate and Foreign corporate securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
              Principally the market and      Principally the market approach.
              income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . illiquidity premium
               are not active
             . benchmark yields; spreads off  . delta spread adjustments to
               benchmark yields; new            reflect specific
               issuances; issuer rating         credit-related issues
             . trades of identical or         . credit spreads
               comparable securities;
               duration
             . Privately-placed securities    . quoted prices in markets that
               are valued using the             are not active for identical
               additional key inputs:           or similar securities that
             . market yield curve; call         are less liquid and based on
               provisions                       lower levels of trading
             . observable prices and spreads    activity than securities
               for similar public or private    classified in Level 2
               securities that incorporate    . independent non-binding
               the credit quality and           broker quotations
               industry sector of the issuer
             . delta spread adjustments to
               reflect specific
               credit-related issues
 -----------------------------------------------------------------------------
  U.S. government and agency securities, Municipals and Foreign government securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market approach. Principally the market approach.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . independent non-binding
               are not active                   broker quotations
             . benchmark U.S. Treasury yield  . quoted prices in markets that
               or other yields                  are not active for identical
                                                or similar securities that
                                                are less liquid and based on
             . the spread off the U.S.          lower levels of trading
               Treasury yield curve for the     activity than securities
               identical security               classified in Level 2
             . issuer ratings and issuer
               spreads; broker-dealer quotes  . credit spreads
             . comparable securities that
               are actively traded
 -----------------------------------------------------------------------------
  Structured Securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market and       Principally the market and
             income approaches.               income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that
               are not active                 . credit spreads
             . spreads for actively traded    . quoted prices in markets that
               securities; spreads off          are not active for identical
               benchmark yields                 or similar securities that
             . expected prepayment speeds       are less liquid and based on
               and volumes                      lower levels of trading
             . current and forecasted loss      activity than securities
               severity; ratings; geographic    classified in Level 2
               region                         . independent non-binding
             . weighted average coupon and      broker quotations
               weighted average maturity
             . average delinquency rates;
               debt-service coverage ratios
             . issuance-specific
               information, including, but
               not limited to:
             . collateral type; structure of
               the security; vintage of the
               loans
             . payment terms of the
               underlying assets
             . payment priority within the
               tranche; deal performance
 -----------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 -----------------------------------------------------------------------------
                                                          Level 3
 Instrument     Level 2 Observable Inputs           Unobservable Inputs
 -----------------------------------------------------------------------------
 Equity securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market approach.  Principally the market and income approaches.
             Key Input:                       Key Inputs:
             . quoted prices in markets that  . credit ratings; issuance
               are not considered active        structures
                                              .  quoted prices in markets
                                                 that are not active for
                                                 identical or similar
                                                 securities that are less
                                                 liquid and based on lower
                                                 levels of trading activity
                                                 than securities classified
                                                 in Level 2
                                              . independent non-binding
                                                broker quotations
 -----------------------------------------------------------------------------
 Short-term investments and Other investments
 -----------------------------------------------------------------------------
             .  Short-term investments and    .  Short-term investments and
                other investments are of a       other investments are of a
                similar nature and class to      similar nature and class to
                the fixed maturity               the fixed maturity
                securities AFS and equity        securities AFS and equity
                securities described above;      securities described above;
                accordingly, the valuation       accordingly, the valuation
                approaches and observable        approaches and unobservable
                inputs used in their             inputs used in their
                valuation are also similar       valuation are also similar
                to those described above.        to those described above.
 -----------------------------------------------------------------------------
 Residential mortgage loans -- FVO
 -----------------------------------------------------------------------------
             . N/A                            Valuation Approaches:
                                               Principally the market
                                               approach.
                                              Valuation Techniques and Key
                                                 Inputs: These investments
                                                 are based primarily on
                                                 matrix pricing or other
                                                 similar techniques that
                                                 utilize inputs from mortgage
                                                 servicers that are
                                                 unobservable or cannot be
                                                 derived principally from, or
                                                 corroborated by, observable
                                                 market data.
 -----------------------------------------------------------------------------
 Separate account assets and Separate account liabilities (1)
 -----------------------------------------------------------------------------
  Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
 -----------------------------------------------------------------------------
             Key Input:                       . N/A
             .  quoted prices or reported
                       NAV provided by the
                       fund managers
 -----------------------------------------------------------------------------
  Other limited partnership interests
 -----------------------------------------------------------------------------
             . N/A                            Valued giving consideration to
                                                the underlying holdings
                                               of the partnerships and
                                                adjusting, if appropriate.
                                              Key Inputs:
                                              . liquidity; bid/ask spreads;
                                                performance record of the
                                                fund manager
                                              . other relevant variables that
                                                may impact the exit value of
                                                the particular partnership
                                                interest
 -----------------------------------------------------------------------------

-------------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments, Other Investments and Long-term Debt" and "-- Derivatives -- Freestanding Derivatives."

  Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

   Level 2 Valuation Approaches and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

   Level 3 Valuation Approaches and Key Inputs:

     These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

     Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                            Foreign
       Instrument              Interest Rate         Currency Exchange Rate            Credit                Equity Market
---------------------------------------------------------------------------------------------------------------------------------
Inputs common to          . swap yield curves       .swap yield curves        .swap yield curves        .swap yield curves
 Level 2 and Level 3      . basis curves            .basis curves             .credit curves            .spot equity index levels
 by instrument type       . interest rate           .currency spot rates      .recovery rates           .dividend yield curves
                            volatility (1)          .cross currency basis                               .equity volatility (1)
                                                     curves
---------------------------------------------------------------------------------------------------------------------------------
Level 3                   . swap yield curves (2)   .swap yield curves (2)    .swap yield curves (2)    .dividend yield curves
                          . basis curves (2)        .basis curves (2)         .credit curves (2)         (2)
                          . repurchase rates        .cross currency basis     .credit spreads           .equity volatility (1),
                                                     curves (2)               .repurchase rates          (2)
                                                    .currency correlation     .independent non-binding  .correlation between
                                                                                broker quotations         model inputs (1)

-------------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Embedded Derivatives

     Embedded derivatives principally include certain direct and assumed variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, projecting future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described in "-- Investments -- Securities, Short-term Investments, Other Investments and Long-term Debt." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   Embedded Derivatives Within Asset and Liability Host Contracts

    Level 3 Valuation Approaches and Key Inputs:

      Direct and assumed guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

      Reinsurance ceded on certain guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

      Embedded derivatives within funds withheld related to certain ceded reinsurance

         These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curves and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity.

  Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                           December 31, 2018
                                                                                      ----------------------------
                                                                 Significant                               Weighted
                                   Valuation Techniques      Unobservable Inputs           Range          Average (1)
                                --------------------------- -----------------------   ---------------     -----------
Fixed maturity securities AFS (3)
U.S. corporate and foreign
 corporate..................... Matrix pricing              Offered quotes (4)          85    -      134      105
                                Market pricing              Quoted prices (4)           25    -      638      107
                                --------------------------------------------------------------------------------------
RMBS........................... Market pricing              Quoted prices (4)           --    -      106      94
                                --------------------------------------------------------------------------------------
ABS............................ Market pricing              Quoted prices (4)           10    -      101      97
                                Consensus pricing           Offered quotes (4)
                                --------------------------------------------------------------------------------------
Derivatives
Interest rate.................. Present value techniques    Swap yield (6)             268    -      317
                                                            Repurchase rates (8)       (5)    -       6
                                --------------------------------------------------------------------------------------
Foreign currency exchange rate. Present value               Swap yield (6)             (20)   -      (5)
                                    techniques
                                --------------------------------------------------------------------------------------
Credit......................... Present value               Credit spreads (9)          97    -      103
                                    techniques
                                Consensus pricing           Offered quotes (10)
                                --------------------------------------------------------------------------------------
Equity market.................. Present value               Volatility (11)            21%    -      26%
                                    techniques or
                                    option pricing
                                    models
                                                            Correlation (12)           10%    -      30%
                                --------------------------------------------------------------------------------------
Embedded derivatives
Direct and assumed guaranteed   Option pricing              Mortality rates:
 minimum benefits..............     techniques
                                                                Ages 0 - 40           0.01%   -     0.18%
                                                                Ages 41 - 60          0.04%   -     0.57%
                                                                Ages 61 - 115         0.26%   -     100%
                                                            Lapse rates:
                                                                Durations 1 - 10      0.25%   -     100%
                                                                Durations 11 - 20       3%    -     100%
                                                                Durations 21 - 116     2.5%   -     100%
                                                            Utilization rates           0%    -      25%
                                                            Withdrawal rates          0.25%   -      10%
                                                            Long-term equity          16.50%  -      22%
                                                                volatilities
                                                            Nonperformance risk       0.05%   -     0.59%
                                                                spread

                                                                                           December 31, 2017
                                                                                      ----------------------------
                                                                 Significant                               Weighted
                                   Valuation Techniques      Unobservable Inputs           Range          Average (1)
                                --------------------------- -----------------------   ---------------     -----------
Fixed maturity securities AFS (3)
U.S. corporate and foreign
 corporate..................... Matrix pricing              Offered quotes (4)          83    -      142      111
                                Market pricing              Quoted prices (4)           10    -      443      123
                                --------------------------------------------------------------------------------------
RMBS........................... Market pricing              Quoted prices (4)           --    -      126      94
                                --------------------------------------------------------------------------------------
ABS............................ Market pricing              Quoted prices (4)           27    -      104      100
                                Consensus pricing           Offered quotes (4)         100    -      101      100
                                --------------------------------------------------------------------------------------
Derivatives
Interest rate.................. Present value techniques    Swap yield (6)             200    -      300
                                                            Repurchase rates (8)       (5)    -       5
                                --------------------------------------------------------------------------------------
Foreign currency exchange rate. Present value               Swap yield (6)             (14)   -      (3)
                                    techniques
                                --------------------------------------------------------------------------------------
Credit......................... Present value               Credit spreads (9)          --    -      --
                                    techniques
                                Consensus pricing           Offered quotes (10)
                                --------------------------------------------------------------------------------------
Equity market.................. Present value               Volatility (11)            11%    -      31%
                                    techniques or
                                    option pricing
                                    models
                                                            Correlation (12)           10%    -      30%
                                --------------------------------------------------------------------------------------
Embedded derivatives
Direct and assumed guaranteed   Option pricing              Mortality rates:
 minimum benefits..............     techniques
                                                                Ages 0 - 40             0%    -     0.09%
                                                                Ages 41 - 60          0.04%   -     0.65%
                                                                Ages 61 - 115         0.26%   -     100%
                                                            Lapse rates:
                                                                Durations 1 - 10      0.25%   -     100%
                                                                Durations 11 - 20       3%    -     100%
                                                                Durations 21 - 116      3%    -     100%
                                                            Utilization rates           0%    -      25%
                                                            Withdrawal rates          0.25%   -      10%
                                                            Long-term equity          17.40%  -      25%
                                                                volatilities
                                                            Nonperformance risk       0.02%   -     0.44%
                                                                spread

                                                                                          Impact of
                                                                                      Increase in Input
                                                                 Significant            on Estimated
                                   Valuation Techniques      Unobservable Inputs       Fair Value (2)
                                --------------------------- -----------------------   -----------------
Fixed maturity securities AFS (3)
U.S. corporate and foreign
 corporate..................... Matrix pricing              Offered quotes (4)           Increase
                                Market pricing              Quoted prices (4)            Increase
                                -----------------------------------------------------------------------
RMBS........................... Market pricing              Quoted prices (4)          Increase (5)
                                -----------------------------------------------------------------------
ABS............................ Market pricing              Quoted prices (4)          Increase (5)
                                Consensus pricing           Offered quotes (4)         Increase (5)
                                -----------------------------------------------------------------------
Derivatives
Interest rate.................. Present value techniques    Swap yield (6)             Increase (7)
                                                            Repurchase rates (8)       Decrease (7)
                                -----------------------------------------------------------------------
Foreign currency exchange rate. Present value               Swap yield (6)             Increase (7)
                                    techniques
                                -----------------------------------------------------------------------
Credit......................... Present value               Credit spreads (9)         Decrease (7)
                                    techniques
                                Consensus pricing           Offered quotes (10)
                                -----------------------------------------------------------------------
Equity market.................. Present value               Volatility (11)            Increase (7)
                                    techniques or
                                    option pricing
                                    models
                                                            Correlation (12)
                                -----------------------------------------------------------------------
Embedded derivatives
Direct and assumed guaranteed   Option pricing              Mortality rates:
 minimum benefits..............     techniques
                                                                Ages 0 - 40            Decrease (13)
                                                                Ages 41 - 60           Decrease (13)
                                                                Ages 61 - 115          Decrease (13)
                                                            Lapse rates:
                                                                Durations 1 - 10       Decrease (14)
                                                                Durations 11 - 20      Decrease (14)
                                                                Durations 21 - 116     Decrease (14)
                                                            Utilization rates          Increase (15)
                                                            Withdrawal rates             (16)
                                                            Long-term equity           Increase (17)
                                                                volatilities
                                                            Nonperformance risk        Decrease (18)
                                                                spread

--------

(1) The weighted average for fixed maturity securities AFS is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have resulted in the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions.

(3) Significant increases (decreases) in expected default rates in isolation would have resulted in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities AFS of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(6) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(7) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(8) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(9) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2018 and 2017, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets, and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO and long-term debt are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ----------------------------------------------------------------------------
                                                    Fixed Maturity Securities AFS
                                         ---------------------------------------------------
                                                         Structured                 Foreign     Equity     Short-term
                                          Corporate (1)   Securities   Municipals  Government  Securities  Investments
                                         -------------- ------------  ----------- ----------- ----------- ------------
                                                                         (In millions)
Balance, January 1, 2017................  $      8,839  $      4,541   $      10   $      21  $      420   $      25
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................            (2)           95          --          --          --          --
Total realized/unrealized gains
 (losses) included in AOCI..............           416           109          --          --          17          --
Purchases (4)...........................         2,451           900          --          19          14           6
Sales (4)...............................        (1,408)       (1,282)         --          (2)        (51)         --
Issuances (4)...........................            --            --          --          --          --          --
Settlements (4).........................            --            --          --          --          --          --
Transfers into Level 3 (5)..............            58            63          --          --          --          --
Transfers out of Level 3 (5)............        (2,768)         (350)        (10)         (7)        (34)        (24)
                                          ------------  ------------   ---------   ---------  ----------   ---------
Balance, December 31, 2017..............         7,586         4,076          --          31         366           7
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................             2            79          --           1         (30)         --
Total realized/unrealized gains
 (losses) included in AOCI..............          (463)          (31)         --          (1)         --          --
Purchases (4)...........................         1,377           752          --          --           3          24
Sales (4)...............................        (1,241)         (755)         --         (21)        (26)         (1)
Issuances (4)...........................            --            --          --          --          --          --
Settlements (4).........................            --            --          --          --          --          --
Transfers into Level 3 (5)..............           151            58          --          --          52          --
Transfers out of Level 3 (5)............          (311)         (638)         --          --          (9)         (5)
                                          ------------  ------------   ---------   ---------  ----------   ---------
Balance, December 31, 2018..............  $      7,101  $      3,541   $      --   $      10  $      356   $      25
                                          ============  ============   =========   =========  ==========   =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2016: (6)..............................  $         --  $        101   $       1   $      --  $      (29)  $      --
                                          ============  ============   =========   =========  ==========   =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2017: (6)..............................  $         (7) $         83   $      --   $      --  $      (17)  $      --
                                          ============  ============   =========   =========  ==========   =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2018: (6)..............................  $         (5) $         68   $      --   $      --  $      (22)  $      --
                                          ============  ============   =========   =========  ==========   =========
Gains (Losses) Data for the year ended
 December 31, 2016......................
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................  $         --  $        100   $       1   $      --  $      (24)  $      --
Total realized/unrealized gains
 (losses) included in AOCI..............  $        (39) $         47   $       2   $      (1) $       21   $      --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               ---------------------------------------------------------------------
                                                                        Net
                               Residential                  Net      Embedded    Separate
                                Mortgage       Other    Derivatives Derivatives  Account    Long-term
                               Loans - FVO  Investments     (7)         (8)     Assets (9)    Debt
                               -----------  ----------- ----------- ----------- ----------  ---------
                                                           (In millions)
Balance, January 1, 2017...... $      566   $       --  $     (559) $     (893) $    1,141  $     (74)
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....         40           --          21         450          (8)        --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................         --           --         207          --          --         --
Purchases (4).................        175           --          --          --         186         --
Sales (4).....................       (179)          --          --          --         (80)        --
Issuances (4).................         --           --          --          --           1         --
Settlements (4)...............        (82)          --         140        (433)        (93)        34
Transfers into Level 3 (5)....         --           --          --          --          35         --
Transfers out of Level 3 (5)..         --           --          --          --        (224)        40
                               ----------   ----------  ----------  ----------  ----------  ---------
Balance, December 31, 2017....        520           --        (191)       (876)        958         --
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....          7           22         (69)        376           7         --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................         --           --        (110)         --          --         --
Purchases (4).................         --          196           4          --         198         --
Sales (4).....................       (162)          (2)         --          --        (168)        --
Issuances (4).................         --           --          (1)         --          (3)        --
Settlements (4)...............        (66)          --         175        (204)         (1)        --
Transfers into Level 3 (5)....         --           --          --          --          53         --
Transfers out of Level 3 (5)..         --           (1)         --          --        (107)        --
                               ----------   ----------  ----------  ----------  ----------  ---------
Balance, December 31, 2018.... $      299   $      215  $     (192) $     (704) $      937  $      --
                               ==========   ==========  ==========  ==========  ==========  =========
Changes in unrealized gains
 (losses) included in net
 income (loss) for
 the instruments still held
 at December 31, 2016: (6).... $        8   $       --  $     (166) $     (863) $       --  $      --
                               ==========   ==========  ==========  ==========  ==========  =========
Changes in unrealized gains
 (losses) included in net
 income (loss) for
 the instruments still held
 at December 31, 2017: (6).... $       27   $       --  $      (18) $      452  $       --  $      --
                               ==========   ==========  ==========  ==========  ==========  =========
Changes in unrealized gains
 (losses) included in net
 income (loss) for
 the instruments still held
 at December 31, 2018: (6).... $      (15)  $       23  $       18  $      387  $       --  $      --
                               ==========   ==========  ==========  ==========  ==========  =========
Gains (Losses) Data for the
 year ended December 31, 2016.
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2)
 (3) (10)..................... $        8   $       --  $     (168) $      870  $       (2) $      --
Total realized/unrealized
 gains (losses) included in
 AOCI......................... $       --   $       --  $     (366) $       --  $       --  $      --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(4) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(5) Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(6) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(8) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(9) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses). Separate account assets and liabilities are presented net for the purposes of the rollforward.

(10)Includes $420 million for net embedded derivatives for the year ended December 31, 2016 related to the disposition of NELICO and GALIC. See Note 3.

  Fair Value Option

     The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis. The following table presents information for residential mortgage loans which are accounted for under the FVO and were initially measured at fair value.

                                                                                               December 31,
                                                                                         ------------------------
                                                                                            2018         2017
                                                                                         ----------  ------------
                                                                                               (In millions)
Unpaid principal balance................................................................ $      344  $        650
Difference between estimated fair value and unpaid principal balance....................        (45)         (130)
                                                                                         ----------  ------------
Carrying value at estimated fair value.................................................. $      299  $        520
                                                                                         ==========  ============
Loans in nonaccrual status.............................................................. $       89  $        198
Loans more than 90 days past due........................................................ $       41  $         94
Loans in nonaccrual status or more than 90 days past due, or both -- difference between
 aggregate estimated fair value and unpaid principal balance............................ $      (36) $       (102)

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                             At December 31,              Years Ended December 31,
                     -------------------------------  ---------------------------------
                        2018        2017      2016      2018       2017        2016
                     -------      --------- --------- -----     ----------- -----------
                     Carrying Value After Measurement          Gains (Losses)
                     -------------------------------  ---------------------------------
                                               (In millions)
Other limited
 partnership
 interests (1)......     N/A (2)  $      58 $      95   N/A (2) $      (65) $      (59)
Other assets (3).... $    --      $      -- $      -- $  --     $         4 $      (30)

--------

(1)Estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. In the future, distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds, the exact timing of which is uncertain.

(2)In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), other limited partnership interests are measured at estimated fair value on a recurring basis, effective January 1, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3)During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc. (collectively, the "U.S. Retail Advisor Force Divestiture"). See Note 18.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three-level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                            December 31, 2018
                                             ------------------------------------------------
                                                          Fair Value Hierarchy
                                                       ---------------------------
                                                                                     Total
                                             Carrying                              Estimated
                                              Value    Level 1  Level 2   Level 3  Fair Value
                                             --------- ------- --------- --------- ----------
                                                              (In millions)
Assets
Mortgage loans.............................. $  63,388 $    -- $      -- $  64,409 $  64,409
Policy loans................................ $   6,061 $    -- $     269 $   6,712 $   6,981
Other invested assets....................... $   2,940 $    -- $   2,673 $     146 $   2,819
Premiums, reinsurance and other receivables. $  14,228 $    -- $     113 $  14,673 $  14,786
Liabilities
Policyholder account balances............... $  72,194 $    -- $      -- $  72,689 $  72,689
Long-term debt.............................. $   1,562 $    -- $   1,746 $      -- $   1,746
Other liabilities........................... $  13,593 $    -- $     448 $  13,189 $  13,637
Separate account liabilities................ $  50,578 $    -- $  50,578 $      -- $  50,578

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                            December 31, 2017
                                             ------------------------------------------------
                                                          Fair Value Hierarchy
                                                       ---------------------------
                                                                                     Total
                                             Carrying                              Estimated
                                              Value    Level 1  Level 2   Level 3  Fair Value
                                             --------- ------- --------- --------- ----------
                                                              (In millions)
Assets
Mortgage loans.............................. $  57,939 $    -- $      -- $  59,465 $  59,465
Policy loans................................ $   6,006 $    -- $     261 $   6,797 $   7,058
Other limited partnership interests......... $     214 $    -- $      -- $     212 $     212
Other invested assets....................... $   2,260 $    -- $   2,028 $     154 $   2,182
Premiums, reinsurance and other receivables. $  15,024 $    -- $     679 $  14,859 $  15,538
Liabilities
Policyholder account balances............... $  75,323 $    -- $      -- $  76,452 $  76,452
Long-term debt.............................. $   1,661 $    -- $   2,021 $      -- $   2,021
Other liabilities........................... $  13,954 $    -- $     547 $  13,490 $  14,037
Separate account liabilities................ $  61,757 $    -- $  61,757 $      -- $  61,757

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


11. Long-term and Short-term Debt

   Long-term and short-term debt outstanding, excluding debt relating to consolidated securitization entities, was as follows:

                                                                                      December 31,
                                                           ------------------------------------------------------------------

                      Interest Rates (1)                                 2018                             2017
                    ----------------------                 -------------------------------- ---------------------------------

                                                                     Unamortized                      Unamortized
                                    Weighted                Face     Discount and  Carrying  Face     Discount and  Carrying
                        Range       Average   Maturity      Value   Issuance Costs  Value    Value   Issuance Costs Value (2)
                    -------------   -------- -----------   -------- -------------- -------- -------- -------------- ---------
                                                                                     (In millions)
Surplus notes -
 affiliated........ 7.38% -   7.38%  7.38%      2037       $    700    $   (9)     $    691 $    700    $  (10)     $    690
Surplus notes...... 7.80% -   7.88%  7.83%   2024 -   2025      400        (2)          398      400        (3)          397
Other notes (2).... 2.99% -   6.50%  4.92%   2020 -   2058      477        (4)          473      578        (4)          574
                                                           --------    -------     -------- --------    -------     --------
 Total long-term
  debt.............                                           1,577       (15)        1,562    1,678       (17)        1,661
                                                           --------    -------     -------- --------    -------     --------
Total short-term
 debt..............                                             129         --          129      243         --          243
                                                           --------    -------     -------- --------    -------     --------
  Total............                                        $  1,706    $  (15)     $  1,691 $  1,921    $  (17)     $  1,904
                                                           ========    =======     ======== ========    =======     ========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2018.

(2)During 2017, a subsidiary of Metropolitan Life Insurance Company issued $139 million of long-term debt to a third party.

   The aggregate maturities of long-term debt at December 31, 2018 for the next five years and thereafter are $0 in 2019, $3 million in 2020, $0 in 2021, $297 million in 2022, $0 in 2023 and $1.3 billion thereafter.

   Unsecured senior debt which consists of senior notes and other notes rank highest in priority. Payments of interest and principal on Metropolitan Life Insurance Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the New York State Department of Financial Services ("NYDFS").

Term Loans

   MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary, borrowed $350 million in December 2015 under a five-year credit agreement included within other notes in the table above. In November 2017, this agreement was amended to extend the maturity to November 2022, change the amount MPEH may borrow on a revolving basis to $75 million from $100 million, and change the interest rate to a variable rate of three-month London Interbank Offered Rate ("LIBOR") plus 3.25%, payable quarterly, from a variable rate of three-month LIBOR plus 3.70%. In December 2018, this agreement was further amended to change the interest rate to a variable rate of three-month LIBOR plus 3.10%. In connection with the initial borrowing in 2015, $6 million of costs were incurred, and additional costs of $1 million were incurred in connection with the 2017 amendment, which have been capitalized and are being amortized over the term of the loans. MPEH has pledged invested assets to secure the loans; however, these loans are non-recourse to Metropolitan Life Insurance Company. In December 2018, MPEH repaid $50 million of the initial borrowing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


Short-term Debt

   Short-term debt with maturities of one year or less was as follows:

                                               December 31,
                                           ---------------------
                                              2018       2017
                                           ---------- ----------
                                           (Dollars in millions)
                Commercial paper.......... $       99 $      100
                Short-term borrowings (1).         30        143
                                           ---------- ----------
                Total short-term debt..... $      129 $      243
                                           ========== ==========
                Average daily balance..... $      213 $      129
                Average days outstanding..    42 days    97 days

--------

(1) Represents short-term debt related to repurchase agreements, secured by assets of a subsidiary.

   During the years ended December 31, 2018, 2017 and 2016, the weighted average interest rate on short-term debt was 3.03%, 1.63% and 0.42%, respectively.

Interest Expense

     Interest expense included in other expenses was $108 million, $106 million and $112 million for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts include $52 million of interest expense related to affiliated debt for each of the three years ended December 31, 2018, 2017 and 2016.

Credit Facility

     At December 31, 2018, MetLife, Inc. and MetLife Funding, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife Funding"), maintained a $3.0 billion unsecured revolving credit facility (the "Credit Facility"). When drawn upon, this facility bears interest at varying rates in accordance with the agreement.

     The Company's Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were $6 million, $5 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively, and were included in other expenses.

     Information on the Credit Facility at December 31, 2018 was as follows:

                                                Letters of Credit
                                   Maximum         Used by the      Letters of Credit                Unused
Borrower(s)    Expiration          Capacity        Company (1)    Used by Affiliates (1) Drawdowns Commitments
----------- ------------------ ---------------- ----------------- ---------------------- --------- -----------
                                                                (In millions)

  MetLife,
  Inc.
  and
  MetLife
  Funding,
  Inc...... December 2021 (2)  $      3,000 (2)    $      412           $      34         $    --  $    2,554

--------

(1) MetLife, Inc. and MetLife Funding are severally liable for their respective obligations under the Credit Facility. MetLife Funding was not an applicant under letters of credit outstanding as of December 31, 2018 and is not responsible for any reimbursement obligations under such letters of credit.

(2) All borrowings under the Credit Facility must be repaid by December 20, 2021, except that letters of credit outstanding upon termination may remain outstanding until December 20, 2022.

Debt and Facility Covenants

   Certain of the Company's debt instruments and the Credit Facility contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable financial covenants at December 31, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Equity

Stock-Based Compensation Plans

  The Company does not issue any awards payable in its common stock or options to purchase its common stock.

  An affiliate employs the personnel who conduct most of the Company's business. In accordance with a services agreement with that affiliate, the Company bears a proportionate share of stock-based compensation expense for those employees. Stock-based compensation expense relate to Stock Options, Performance Shares and Restricted Stock Units under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and Incentive Compensation Plan, most of which MetLife, Inc. granted in the first quarter of each year.

  The Company's expense related to stock-based compensation included in other expenses was $35 million, $74 million and $89 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Statutory Equity and Income

  See Note 3 for information on the disposition of NELICO and GALIC.

  Metropolitan Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the NYDFS. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company.

  The state of domicile of Metropolitan Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC"), with modifications by the state insurance department, to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratios for Metropolitan Life Insurance Company were in excess of 350% and 370% at December 31, 2018 and 2017, respectively.

  Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the jurisdictions in which each entity operates and are subject to minimum capital and solvency requirements in those jurisdictions before corrective action commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $332 million and the aggregate actual regulatory capital and surplus of such operations was $378 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. The Company's foreign insurance operations exceeded the minimum capital and solvency requirements as of the date of the most recent fiscal year-end capital adequacy calculation for each jurisdiction.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Metropolitan Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

  New York has adopted certain prescribed accounting practices, that apply to Metropolitan Life Insurance Company, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of Metropolitan Life Insurance Company for the years ended December 31, 2018 and 2017 by $1.2 billion and $1.1 billion, respectively, compared to what capital and surplus would have been had it been measured under NAIC guidance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   The tables below present amounts from Metropolitan Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

   Statutory net income (loss) was as follows:

                                                                Years Ended December 31,
                                                           -----------------------------------
Company                                  State of Domicile    2018        2017        2016
---------------------------------------- ----------------- ----------- ----------- -----------
                                                                      (In millions)
Metropolitan Life Insurance Company (1).     New York       $    3,656  $    1,982  $    3,444

(1)In December 2016, Metropolitan Life Insurance Company transferred all of the issued and outstanding shares of the common stock of each of NELICO and GALIC to MetLife, Inc., in the form of a non-cash extraordinary dividend.

   Statutory capital and surplus was as follows at:

                                                    December 31,
                                           ------------------------------
      Company                                   2018           2017
      ------------------------------------ -------------- ---------------
                                                   (In millions)
      Metropolitan Life Insurance Company.  $      11,098  $       10,384

Dividend Restrictions

   Under the New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive unassigned funds (surplus), excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under the New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholder.

   Metropolitan Life Insurance Company paid $3.7 billion and $2.5 billion in dividends to MetLife, Inc. during the years ended December 31, 2018 and 2017, respectively, including amounts where regulatory approval was obtained as required. Under New York State Insurance Law, Metropolitan Life Insurance Company has calculated that it may pay approximately $3.1 billion to MetLife, Inc. without prior insurance regulatory approval during the year ended December 31, 2019.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company was as follows:

                           Unrealized                        Foreign      Defined
                        Investment Gains     Unrealized     Currency      Benefit
                        (Losses), Net of   Gains (Losses)  Translation     Plans
                       Related Offsets (1) on Derivatives   Adjustments  Adjustment       Total
                      -------------------- -------------- ------------- ------------  -------------
                                                      (In millions)
Balance at
 December 31, 2015...     $      3,337      $      1,436    $      (74)  $    (2,014)  $      2,685
OCI before
 reclassifications...              792              (141)          (11)           (4)           636
Deferred income
 tax benefit
 (expense)...........             (286)               49             3            (5)          (239)
                         -------------     -------------   -----------  ------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            3,843             1,344           (82)       (2,023)         3,082
Amounts
 reclassified from
 AOCI................               71               177            --           191            439
Deferred income
 tax benefit
 (expense)...........              (26)              (62)           --           (60)          (148)
                         -------------     -------------   -----------  ------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               45               115            --           131            291
                         -------------     -------------   -----------  ------------  -------------
Dispositions (2).....             (456)               --            23            30           (403)
Deferred income
 tax benefit
 (expense)...........              160                --            (8)           (3)           149
                         -------------     -------------   -----------  ------------  -------------
 Dispositions, net
   of income tax.....             (296)               --            15            27           (254)
                         -------------     -------------   -----------  ------------  -------------
Balance at
 December 31, 2016...            3,592             1,459           (67)       (1,865)         3,119
OCI before
 reclassifications...            3,977               122            26           (30)         4,095
Deferred income
 tax benefit
 (expense)...........           (1,287)              (43)           (6)           11         (1,325)
                         -------------     -------------   -----------  ------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            6,282             1,538           (47)       (1,884)         5,889
Amounts
 reclassified from
 AOCI................              102              (970)           --           159           (709)
Deferred income
 tax benefit
 (expense)...........              (33)              338            --           (57)           248
                         -------------     -------------   -----------  ------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               69              (632)           --           102           (461)
                         -------------     -------------   -----------  ------------  -------------
Balance at
 December 31, 2017...            6,351               906           (47)       (1,782)         5,428
OCI before
 reclassifications...           (6,326)              (82)          (20)           67         (6,361)
Deferred income
 tax benefit
 (expense)...........            1,381                19            --           (45)         1,355
                         -------------     -------------   -----------  ------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            1,406               843           (67)       (1,760)           422
Amounts
 reclassified from
 AOCI................                8               428            --            34            470
Deferred income
 tax benefit
 (expense)...........               (2)              (96)           --           (13)          (111)
                         -------------     -------------   -----------  ------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....                6               332            --            21            359
                         -------------     -------------   -----------  ------------  -------------
Cumulative effects
 of changes in
 accounting
 principles..........             (119)               --            --            --           (119)
Deferred income
 tax benefit
 (expense),
 cumulative
 effects of
 changes in
 accounting
 principles..........            1,222               207            (7)         (379)         1,043
                         -------------     -------------   -----------  ------------  -------------
 Cumulative
   effects of
   changes in
   accounting
   principles, net
   of income tax
   (3)...............            1,103               207            (7)         (379)           924
                         -------------     -------------   -----------  ------------  -------------
Transfer to
 affiliate, net of
 tax (4).............               --                --            --         1,857          1,857
                         -------------     -------------   -----------  ------------  -------------
Balance at
 December 31, 2018...     $      2,515      $      1,382    $      (74)  $      (261)  $      3,562
                         =============     =============   ===========  ============  =============

-------------

(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2) See Note 3.

(3) See Note 1 for further information on adoption of new accounting pronouncements.

(4) See Note 14.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
AOCI Components                                         Amounts Reclassified from AOCI             Operations Locations
-------------------------------------------------  ---------------------------------------     ------------------------------
                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                       2018           2017          2016
                                                   ------------   -----------   ------------
                                                                (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)..........  $        89    $       12    $        10   Net investment gains (losses)
Net unrealized investment gains (losses)..........           18             3             21   Net investment income
Net unrealized investment gains (losses)..........         (115)         (117)          (102)  Net derivative gains (losses)
                                                   ------------   -----------   ------------
 Net unrealized investment gains (losses), before
   income tax.....................................           (8)         (102)           (71)
Income tax (expense) benefit......................            2            33             26
                                                   ------------   -----------   ------------
 Net unrealized investment gains (losses), net of
   income tax.....................................           (6)          (69)           (45)
                                                   ------------   -----------   ------------
Unrealized gains (losses) on derivatives - cash
 flow hedges:
Interest rate swaps...............................           23            24             57   Net derivative gains (losses)
Interest rate swaps...............................           18            16             12   Net investment income
Interest rate forwards............................           (1)          (11)            (1)  Net derivative gains (losses)
Interest rate forwards............................            2             2              3   Net investment income
Foreign currency swaps............................         (469)          938           (251)  Net derivative gains (losses)
Foreign currency swaps............................           (3)           (1)            (1)  Net investment income
Credit forwards...................................            1             1              3   Net derivative gains (losses)
Credit forwards...................................            1             1              1   Net investment income
                                                   ------------   -----------   ------------
 Gains (losses) on cash flow hedges, before
   income tax.....................................         (428)          970           (177)
Income tax (expense) benefit......................           96          (338)            62
                                                   ------------   -----------   ------------
 Gains (losses) on cash flow hedges, net of
   income tax.....................................         (332)          632           (115)
                                                   ------------   -----------   ------------
Defined benefit plans adjustment: (1)
Amortization of net actuarial gains (losses)......          (35)         (179)          (198)
Amortization of prior service (costs) credit......            1            20              7
                                                   ------------   -----------   ------------
 Amortization of defined benefit plan items,
   before income tax..............................          (34)         (159)          (191)
Income tax (expense) benefit......................           13            57             60
                                                   ------------   -----------   ------------
 Amortization of defined benefit plan items, net
   of income tax..................................          (21)         (102)          (131)
                                                   ------------   -----------   ------------
 Total reclassifications, net of income tax.......  $      (359)   $      461    $      (291)
                                                   ============   ===========   ============

-------------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 14.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


13. Other Revenues and Other Expenses

Other Revenues

   Information on other revenues, which primarily includes fees related to service contracts from customers, was as follows:

                                                              Year Ended
                                                           -----------------
                                                           December 31, 2018
                                                           -----------------
                                                             (In millions)
   Prepaid legal plans....................................    $        286
   Recordkeeping and administrative services (1)..........             220
   Administrative services-only contracts.................             205
   Other revenue from service contracts from customers....              38
                                                             -------------
     Total revenues from service contracts from customers.    $        749
   Other (2)..............................................             837
                                                             -------------
     Total other revenues.................................    $      1,586
                                                             =============

--------

(1)Related to products and businesses no longer actively marketed by the Company.

(2)Other primarily includes reinsurance ceded. See Note 6.

Other Expenses

   Information on other expenses was as follows:

                                                          Years Ended December 31,
                                                          ----------------------
                                                           2018     2017    2016
                                                          ------   ------  ------
                                                               (In millions)
General and administrative expenses...................... $2,458   $2,608  $2,598
Pension, postretirement and postemployment benefit costs.     66      167     251
Premium taxes, other taxes, and licenses & fees..........    366      273     367
Commissions and other variable expenses..................  1,757    1,801   2,366
Capitalization of DAC....................................    (34)     (61)   (332)
Amortization of DAC and VOBA.............................    470      241     441
Interest expense on debt.................................    108      106     112
                                                          ------   ------  ------
  Total other expenses................................... $5,191   $5,135  $5,803
                                                          ======   ======  ======

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Expenses related to Debt

  See Note 11 for additional information on interest expense on debt.

Affiliated Expenses

   Commissions and other variable expenses, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 18 for a discussion of affiliated expenses included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Other Revenues and Other Expenses (continued)


Restructuring Charges

   In 2016, the Company completed a previous enterprise-wide strategic initiative. These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                                       Year Ended December 31, 2016
                                                                    ---------------------------------
                                                                                Lease and
                                                                                  Asset
                                                                     Severance  Impairment    Total
                                                                    ----------  ---------- ----------
                                                                              (In millions)
Balance at January 1,.............................................. $       17  $       4  $       21
Restructuring charges..............................................         --          1           1
Cash payments......................................................        (17)        (4)        (21)
                                                                    ----------  ---------  ----------
Balance at December 31,............................................ $       --  $       1  $        1
                                                                    ==========  =========  ==========
Total restructuring charges incurred since inception of initiative. $      306  $      47  $      353
                                                                    ==========  =========  ==========

14. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

   Through September 30, 2018, the Company sponsored and administered various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as interest credits, determined annually based upon the annual rate of interest on 30-year U.S. Treasury securities, for each account balance. In September 2018, the qualified and nonqualified defined benefit pension plans were amended, effective January 1, 2023, to provide benefits accruals for all active participants under the cash balance formula and to cease future accruals under the traditional formula. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

   Through September 30, 2018, the Company also provided certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of MetLife who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees of MetLife hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans. In September 2018, the postretirement medical and life insurance benefit plans were amended, effective January 1, 2023, to discontinue the accrual of the employer subsidy credits for eligible employees.

   As of October 1, 2018, except for the nonqualified defined benefit pension plan, the plan sponsor was changed from the Company to an affiliate (the "Transferred Plans"). The Company transferred the net benefit obligation and plan assets at book value as of September 30, 2018 as an additional paid-in-capital transaction, including the related unrecognized AOCI. The Company remains a participating affiliate of the Transferred Plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


  Obligations and Funded Status

                                                                             December 31,
                                                   ----------------------------------------------------------------
                                                                 2018                             2017
                                                   --------------------------------  ------------------------------
                                                                         Other                           Other
                                                       Pension        Postretirement    Pension       Postretirement
                                                       Benefits (1)     Benefits      Benefits (1)      Benefits
                                                   ---------------- ---------------- -------------  ----------------
                                                                             (In millions)
Change in benefit obligations:
Benefit obligations at January 1,.................   $      10,479    $      1,656    $      9,837    $      1,742
Transfer to affiliate (2).........................          (9,316)         (1,648)             --              --
Service costs.....................................              18              --             169               6
Interest costs....................................              42               1             415              75
Plan participants' contributions..................              --              --              --              33
Plan amendments...................................             (20)             --              --              --
Net actuarial (gains) losses......................             (40)             (2)            618             (96)
Divestitures, settlements and curtailments........              --              15               3               2
Benefits paid.....................................             (83)             (1)           (563)           (106)
Effect of foreign currency translation............              --              (2)             --              --
                                                    --------------   -------------   -------------   -------------
 Benefit obligations at December 31,..............           1,080              19          10,479           1,656
                                                    --------------   -------------   -------------   -------------
Change in plan assets:
Estimated fair value of plan assets at January 1,.           9,371           1,426           8,721           1,379
Transfer to affiliate (2).........................          (9,371)         (1,426)             --              --
Actual return on plan assets......................              --               2             947             124
Divestitures, settlements and curtailments........              --              18              --              --
Plan participants' contributions..................              --              --              --              33
Employer contributions............................              83              --             266              (4)
Benefits paid.....................................             (83)             (1)           (563)           (106)
Foreign exchange impact...........................              --              (1)             --              --
                                                    --------------   -------------   -------------   -------------
 Estimated fair value of plan assets at
   December 31,...................................              --              18           9,371           1,426
                                                    --------------   -------------   -------------   -------------
 Over (under) funded status at December 31,.......   $      (1,080)   $         (1)   $     (1,108)   $       (230)
                                                    ==============   =============   =============   =============
Amounts recognized on the consolidated balance
 sheets:
Other assets......................................   $          --    $          5    $         55    $        160
Other liabilities.................................          (1,080)             (6)         (1,163)           (390)
                                                    --------------   -------------   -------------   -------------
 Net amount recognized............................   $      (1,080)   $         (1)   $     (1,108)   $       (230)
                                                    ==============   =============   =============   =============
AOCI:
Net actuarial (gains) losses......................   $         360    $         (5)   $      2,831    $        (55)
Prior service costs (credit)......................             (22)              1             (10)            (26)
                                                    --------------   -------------   -------------   -------------
 AOCI, before income tax..........................   $         338    $         (4)   $      2,821    $        (81)
                                                    ==============   =============   =============   =============
 Accumulated benefit obligation...................   $       1,040             N/A    $     10,180             N/A
                                                    ==============                   =============

--------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

(2) Transfer to affiliate represents the Transferred Plans' book value as of September 30, 2018, net of the related 2018 net periodic benefit costs. See "-- Net Periodic Benefit Costs."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


   Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                                            December 31,
                                         -----------------------------------------------------------------
                                                2018          2017               2018             2017
                                           ------------    ------------     ------------    ------------
                                         PBO Exceeds Estimated Fair Value ABO Exceeds Estimated Fair Value
                                              of Plan Assets                   of Plan Assets
                                         -------------------------------- --------------------------------
                                                                    (In millions)
Projected benefit obligations........... $      1,080     $      1,163    $      1,080     $      1,163
Accumulated benefit obligations......... $      1,040     $      1,116    $      1,040     $      1,116
Estimated fair value of plan assets..... $         --     $         --    $         --     $         --

  Net Periodic Benefit Costs

      The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                          Years Ended December 31,
                                           -------------------------------------------------------------------------------------
                                                       2018                         2017                         2016
                                           ---------------------------  ---------------------------  ---------------------------
                                                            Other                        Other                        Other
                                            Pension      Postretirement  Pension      Postretirement  Pension      Postretirement
                                            Benefits       Benefits      Benefits       Benefits      Benefits       Benefits
                                           ----------  ---------------- ----------  ---------------- ----------  ----------------
                                                                               (In millions)
Net periodic benefit costs:
Service costs.............................   $    123      $        4     $    169     $          6    $    203       $     9
Interest costs............................        290              41          415               75         415            82
Settlement and curtailment costs (1)......         --              --            3                2           1            30
Expected return on plan assets............       (394)            (54)        (509)             (72)       (527)          (74)
Amortization of net actuarial (gains)
 losses...................................        142             (26)         189               --         188            10
Amortization of prior service costs
 (credit).................................         (1)            (14)          (1)             (22)         (1)           (6)
Allocated to affiliates...................        (66)             19          (48)               1         (64)           (9)
                                           ----------    ------------   ----------   --------------  ----------     ---------
 Total net periodic benefit costs
   (credit) (2)...........................         94             (30)         218              (10)        215            42
                                           ----------    ------------   ----------   --------------  ----------     ---------
Other changes in plan assets and benefit
 obligations recognized in OCI:
Net actuarial (gains) losses..............        (40)             (4)         181             (148)        176          (121)
Prior service costs (credit)..............        (20)             --           --               --         (11)          (40)
Amortization of net actuarial (gains)
 losses...................................        (35)             --         (189)              --        (188)          (10)
Amortization of prior service (costs)
 credit...................................          1              --            1               22           1             6
Transfer to affiliate (3).................     (2,389)             81           --               --          --            --
Dispositions (4)..........................         --              --           --               --         (32)            2
                                           ----------    ------------   ----------   --------------  ----------     ---------
 Total recognized in OCI..................     (2,483)             77           (7)           (126)         (54)         (163)
                                           ----------    ------------   ----------   --------------  ----------     ---------
 Total recognized in net periodic benefit
   costs and OCI..........................   $ (2,389)     $       47     $    211     $      (136)    $    161       $  (121)
                                           ==========    ============   ==========   ==============  ==========     =========

--------

(1) The Company recognized curtailment charges in 2016 on certain postretirement benefit plans in connection with the U.S. Retail Advisor Force Divestiture. See Note 18.

(2) Includes costs (credit) related to Transferred Plans of $65 million and ($49) million for pension benefits and other postretirement benefits, respectively, for the year ended December 31, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


(3) Transfer to affiliate represents the Transferred Plans' book value as of September 30, 2018, net of the related 2018 other changes in plan assets and benefit obligations recognized in OCI.

(4) See Note 3.

     The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans that will be amortized from AOCI into net periodic benefit costs over the next year are $25 million and ($3) million, respectively.

  Assumptions

     Assumptions used in determining benefit obligations were as follows:

                                   Pension Benefits   Other Postretirement Benefits
                               -------------------- -------------------------------
December 31, 2018
Weighted average discount rate        4.35%                      3.75%
Rate of compensation increase.   2.25%  -  8.50%                  N/A
December 31, 2017
Weighted average discount rate        3.65%                      3.70%
Rate of compensation increase.   2.25%  -  8.50%                  N/A

     Assumptions used in determining net periodic benefit costs for the U.S. plans were as follows:

                                   Pension Benefits   Other Postretirement Benefits
                               -------------------- -------------------------------
Year Ended December 31, 2018
Weighted average discount rate        3.65%                      3.70%
Weighted average expected
 rate of return on plan assets        5.75%                      5.11%
Rate of compensation increase.   2.25%  -  8.50%                  N/A
Year Ended December 31, 2017
Weighted average discount rate        4.30%                      4.45%
Weighted average expected
 rate of return on plan assets        6.00%                      5.36%
Rate of compensation increase.   2.25%  -  8.50%                  N/A
Year Ended December 31, 2016
Weighted average discount rate        4.13%                      4.37%
Weighted average expected
 rate of return on plan assets        6.00%                      5.53%
Rate of compensation increase.   2.25%  -  8.50%                  N/A

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected rate of return on plan assets for use in the plan valuation in 2019 is currently anticipated to be 4.00% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                   December 31,
                                                   ---------------------------------------------
                                                            2018                   2017
                                                   ---------------------- ----------------------
                                                      Before   Age 65 and    Before   Age 65 and
                                                    Age 65      older      Age 65      older
                                                   --------- ------------ --------- ------------
Following year....................................   6.6%        6.6%       5.6%        6.6%
Ultimate rate to which cost increase is assumed
 to decline.......................................   4.0%        4.0%       4.0%        4.3%
Year in which the ultimate trend rate is reached..   2040        2040       2086        2098

     Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2018:

                                                            One Percent   One Percent
                                                            Increase      Decrease
                                                          ------------- -------------
                                                                 (In millions)
Effect on total of service and interest costs components.  $        --   $        --
Effect of accumulated postretirement benefit obligations.  $         1   $       (1)

  Plan Assets

     Through September 30, 2018, the Company provided MetLife employees with benefits under various Employee Retirement Income Security Act of
  1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity securities AFS, equity securities, derivatives, real estate, private equity investments and hedge fund investments.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and recommend asset allocations.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

     As part of the plan sponsor changes, the plan assets associated with the table below were transferred to an affiliate as of October 1, 2018. The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by major asset class at December 31, 2017 for the Invested Plans:

                                                                Other Postretirement
                                             Pension Benefits      Benefits (1)
                                         -------------------- ----------------------
                                                Actual                Actual
                                              Allocation            Allocation
                                         -------------------- ----------------------
Asset Class
Fixed maturity securities AFS...........               82%                   84%
Equity securities (2)...................               10%                   15%
Alternative securities (3)..............                8%                    1%
                                            --------------        --------------
   Total assets.........................              100%                  100%
                                            ==============        ==============

-------------

(1) Other postretirement benefits do not reflect postretirement life insurance plan assets invested in fixed maturity securities AFS.

(2) Equity securities percentage includes derivative assets.

(3) Alternative securities primarily include hedge, private equity and real estate funds.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     At December 31, 2018, other postretirement plan assets measured at estimated fair value on a recurring basis were $18 million and were classified as short-term investments Level 2. At December 31, 2017, the pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                     December 31, 2017
                                    -----------------------------------------------------------------------------------
                                                Pension Benefits                    Other Postretirement Benefits
                                    ----------------------------------------- -----------------------------------------
                                        Fair Value Hierarchy                            Fair Value Hierarchy
                                    -----------------------------             -----------------------------------------
                                                                     Total                                     Total
                                                                   Estimated                                 Estimated
                                      Level 1   Level 2   Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                    --------- --------- --------- ----------- --------- --------- --------- -----------
                                                                       (In millions)
Assets
Fixed maturity securities AFS:
Corporate..........................  $    --   $  3,726   $    1    $  3,727    $   20    $  362     $--      $    382
U.S. government bonds..............    1,256        528       --       1,784       269         6      --           275
Foreign bonds......................       --        937       --         937        --        94      --            94
Federal agencies...................       35        134       --         169        --        17      --            17
Municipals.........................       --        335       --         335        --        28      --            28
Short-term investments.............      135        192       --         327         8       391      --           399
Other (1)..........................        7        383        9         399        --        68      --            68
                                    --------  ---------  -------   ---------   -------   -------    ----     ---------
  Total fixed maturity securities
   AFS.............................    1,433      6,235       10       7,678       297       966      --         1,263
                                    --------  ---------  -------   ---------   -------   -------    ----     ---------
Equity securities..................      797         91        3         891       153        --      --           153
Other investments..................       --        144      622         766        --         9      --             9
Derivative assets..................       33          2        1          36         1        --      --             1
                                    --------  ---------  -------   ---------   -------   -------    ----     ---------
  Total assets.....................  $ 2,263   $  6,472   $  636    $  9,371    $  451    $  975     $--      $  1,426
                                    ========  =========  =======   =========   =======   =======    ====     =========

-------------

(1) Other primarily includes money market securities, mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  ----------------------------------------------------------------------
                                                                       Pension Benefits
                                                  ----------------------------------------------------------------------
                                                  Fixed Maturity Securities
                                                          AFS:
                                                  --------------------------
                                                                                Equity          Other        Derivative
                                                   Corporate     Other (1)     Securities     Investments     Assets
                                                  ----------    ----------    -----------    ------------   -----------
                                                                        (In millions)
Balance, January 1, 2017.........................   $    --       $    9         $   --        $    634       $    64
Realized gains (losses)..........................       (10)          --              2              --           (22)
Unrealized gains (losses)........................        10           --             --             (12)            6
Purchases, sales, issuances and settlements, net.        --            7             (4)             --           (47)
Transfers into and/or out of Level 3.............         1           (7)             5              --            --
                                                  ----------    ----------    -----------    ------------   -----------
Balance, December 31, 2017.......................   $     1       $    9         $    3        $    622       $     1
Realized gains (losses)..........................        --           --             --              --            --
Unrealized gains (losses)........................        --           --             --              --            --
Purchases, sales, issuances and settlements, net.        --           --             --              --            --
Transfers into and/or out of Level 3.............        --           --             --              --            --
Transfer to affiliate............................        (1)          (9)            (3)           (622)           (1)
                                                  ----------    ----------    -----------    ------------   -----------
Balance, December 31, 2018.......................   $    --       $   --         $   --        $     --       $    --
                                                  ==========    ==========    ===========    ============   ===========

--------

(1) Other includes ABS and collateralized mortgage obligations.

     For the years ended December 31, 2018 and 2017, there were no other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs.

  Expected Future Contributions and Benefit Payments

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provisions of the plans, and therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2019.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets.

     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                               Pension Benefits   Other Postretirement Benefits
                           -------------------- -------------------------------
                                              (In millions)
 2019.....................       $           69                    $          1
 2020.....................       $           73                    $          1
 2021.....................       $           64                    $          1
 2022.....................       $           68                    $          1
 2023.....................       $           73                    $          1
 2024-2028................       $          381                    $          6

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


  Additional Information

     As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized on the consolidated statements of operations were $56 million, $56 million and $57 million for the years ended December 31, 2018, 2017 and 2016, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited (debited) to the account balances was ($448) million, $1.1 billion and $660 million for the years ended
  December 31, 2018, 2017 and 2016, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

     Through September 30, 2018, the Company sponsored defined contribution plans for substantially all MetLife employees under which a portion of employee contributions are matched. As of October 1, 2018, the plan's sponsor for the defined contribution plans was moved from the Company to an affiliate. The Company contributed $42 million, $65 million and $73 million for the years ended December 31, 2018, 2017 and 2016, respectively.

15. Income Tax

   The provision for income tax was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                    2018     2017    2016
                                                  ------  -------  ------
                                                       (In millions)
     Current:
     U.S. federal................................  $ 217  $ 1,511   $ 675
     U.S. state and local........................      9        4       5
     Non-U.S.....................................     91       14      40
                                                  ------  -------  ------
      Subtotal...................................    317    1,529     720
                                                  ------  -------  ------
     Deferred:
     U.S. federal................................    (88)  (2,099)   (539)
     Non-U.S.....................................    (56)       9      18
                                                  ------  -------  ------
      Subtotal...................................   (144)  (2,090)   (521)
                                                  ------  -------  ------
      Provision for income tax expense (benefit).  $ 173  $  (561)  $ 199
                                                  ======  =======  ======

  The Company's income (loss) before income tax expense (benefit) was as follows:

                                    Years Ended December 31,
                                   -------------------------
                                    2018     2017      2016
                                   ------- --------  -------
                                         (In millions)
                   Income (loss):
                   U.S............  $1,202  $ 4,045   $2,379
                   Non-U.S........   3,107   (1,079)    (438)
                                   ------- --------  -------
                    Total.........  $4,309  $ 2,966   $1,941
                                   ======= ========  =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The reconciliation of the income tax provision at the U.S. statutory rate (21% in 2018; 35% in 2017 and 2016) to the provision for income tax as reported was as follows:

                                                  Years Ended December 31,
                                                  ------------------------
                                                   2018     2017     2016
                                                  ------  --------  ------
                                                        (In millions)
     Tax provision at U.S. statutory rate........  $ 905   $ 1,039   $ 679
     Tax effect of:
     Dividend received deduction.................    (34)      (65)    (79)
     Tax-exempt income...........................    (13)      (49)    (38)
     Prior year tax (1)..........................   (175)      (29)    (33)
     Low income housing tax credits..............   (284)     (278)   (270)
     Other tax credits...........................    (77)     (101)    (98)
     Foreign tax rate differential...............     (8)       --       1
     Change in valuation allowance...............      1        --      (1)
     U.S. Tax Reform impact (2) (3)..............   (139)   (1,089)     --
     Other, net..................................     (3)       11      38
                                                  ------  --------  ------
      Provision for income tax expense (benefit).  $ 173   $  (561)  $ 199
                                                  ======  ========  ======

--------

(1) As discussed further below, for the year ended December 31, 2018, prior year tax includes a $168 million non-cash benefit related to an uncertain tax position.

(2) For the year ended December 31, 2018, U.S. Tax Reform impact includes a $139 million tax benefit related to the adjustment of deferred taxes due to the U.S. tax rate change. This excludes $12 million of tax provision at the U.S. statutory rate for a total tax reform benefit of $151 million.

(3) For the year ended December 31, 2017, U.S. Tax Reform impact of ($1.1) billion excludes ($23) million of tax provision at the U.S. statutory rate for a total tax reform benefit of ($1.1) billion.

  On December 22, 2017, President Trump signed into law U.S. Tax Reform. U.S. Tax Reform includes numerous changes in tax law, including a permanent reduction in the U.S. federal corporate income tax rate from 35% to 21%, which took effect for taxable years beginning on or after January 1, 2018. U.S. Tax Reform moves the United States from a worldwide tax system to a participation exemption system by providing corporations a 100% dividends received deduction for dividends distributed by a controlled foreign corporation. To transition to that new system, U.S. Tax Reform imposed a one-time deemed repatriation tax on unremitted earnings and profits at a rate of 8.0% for illiquid assets and 15.5% for cash and cash equivalents.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The incremental financial statement impact related to U.S. Tax Reform was as follows:

                                                                              Years Ended December 31,
                                                                             -------------------------
                                                                                2018          2017
                                                                             ----------  -------------
                                                                                   (In millions)
Income (loss) before provision for income tax...............................  $     (58)  $        (66)
Provision for income tax expense (benefit):
Deferred tax revaluation....................................................       (151)        (1,112)
                                                                             ----------  -------------
 Total provision for income tax expense (benefit)...........................       (151)        (1,112)
                                                                             ----------  -------------
Income (loss), net of income tax............................................         93          1,046
Income tax (expense) benefit related to items of other comprehensive income
  (loss)....................................................................         --            133
                                                                             ----------  -------------
Increase to net equity from U.S. Tax Reform.................................  $      93   $      1,179
                                                                             ==========  =============

  In accordance with SAB 118 issued by the U.S. Securities and Exchange Commission ("SEC") in December 2017, the Company recorded provisional amounts for certain items for which the income tax accounting is not complete. For these items, the Company recorded a reasonable estimate of the tax effects of U.S. Tax Reform. The estimates were reported as provisional amounts during the measurement period, which did not exceed one year from the date of enactment of U.S. Tax Reform. The Company reflected adjustments to its provisional amounts upon obtaining, preparing, or analyzing additional information about facts and circumstances that existed as of the enactment date that, if known, would have affected the income tax effects initially reported as provisional amounts.

   As of December 31, 2017, the following items were considered provisional estimates due to complexities and ambiguities in U.S. Tax Reform which resulted in incomplete accounting for the tax effects of these provisions. Further guidance, either legislative or interpretive, and analysis were completed during the measurement period. As a result, the following updates were made to complete the accounting for these items as of December 31, 2018:

   . Deemed Repatriation Transition Tax - The Company recorded a $1 million charge for this item for the year ended December 31, 2017. For the year ended December 31, 2018, the Company did not record an additional tax charge.

   . Global Intangible Low-Tax Income ("GILTI") - U.S. Tax Reform imposes a minimum tax on GILTI, which is generally the excess income of foreign subsidiaries over a 10% rate of routine return on tangible business assets. For the year ended December 31, 2017, the Company did not record a tax charge for this item. In 2018, the Company established an accounting policy in which it treats taxes due on GILTI as a current-period expense when incurred. For the year ended December 31, 2018, the Company did not record a tax charge.

   . Compensation and Fringe Benefits - U.S. Tax Reform limits certain employer deductions for fringe benefit and related expenses and also repeals the exception allowing the deduction of certain performance-based compensation paid to certain senior executives. The Company recorded an $8 million tax charge, included within the deferred tax revaluation as of December 31, 2017. The Company determined that no additional adjustment was required for the year ended December 31, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   . Alternative Minimum Tax Credits - U.S. Tax Reform eliminates the corporate alternative minimum tax and allows for minimum tax credit carryforwards to be used to offset future regular tax or to be refunded 50% each tax year beginning in 2018, with any remaining balance fully refunded in 2021. However, pursuant to the requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended, refund payments issued for corporations claiming refundable prior year alternative minimum tax credits are subject to a sequestration rate of 6.2%. The application of this fee to refunds in future years is subject to further guidance. Additionally, the sequestration reduction rate in effect at the time is subject to uncertainty. For the year ended December 31, 2017, the Company recorded a $7 million tax charge included within the deferred tax revaluation. For the year ended December 31, 2018, the Company determined that no additional adjustment was required. In early 2019, the Internal Revenue Service ("IRS") issued guidance indicating that for years beginning after December 31, 2017, refund payments and credit elect and refund offset transactions due to refundable minimum tax credits will not be subject to sequestration. The Company will incorporate the impacts of this IRS announcement in 2019.

   . Tax Credit Partnerships - The reduction in the federal corporate income tax rate due to U.S. Tax Reform required adjustments for multiple investment portfolios, including tax credit partnerships and tax-advantaged leveraged leases. Certain tax credit partnership investments derive returns in part from income tax credits. The Company recognizes changes in tax attributes at the partnership level when reported by the investee in its financial information. The Company did not receive the necessary investee financial information to determine the impact of U.S. Tax Reform on the tax attributes of its tax credit partnership investments until the third quarter of 2018. Accordingly, prior to the third quarter of 2018, the Company applied prior law to these equity method investments in accordance with SAB 118. For the year ended December 31, 2018, after receiving additional investee information, a reduction in tax credit partnerships' equity method income of $46 million, net of income tax, was included in net investment income. The tax-advantaged leveraged lease portfolio is valued on an after-tax yield-basis. In 2018, the Company received third party data that was used to complete a comprehensive review of its portfolio to determine the full and complete impact of U.S. Tax Reform on these investments. As a result of this review, a tax benefit of $126 million was recorded for the year ended December 31, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                       --------------
                                                        2018    2017
                                                       ------ -------
                                                        (In millions)
         Deferred income tax assets:
         Policyholder liabilities and receivables..... $1,491 $ 1,361
         Net operating loss carryforwards.............     22      23
         Employee benefits............................    518     595
         Tax credit carryforwards.....................  1,038   1,127
         Litigation-related and government mandated...    131     117
         Other........................................     --     437
                                                       ------ -------
           Total gross deferred income tax assets.....  3,200   3,660
         Less: Valuation allowance....................     21      20
                                                       ------ -------
           Total net deferred income tax assets.......  3,179   3,640
                                                       ------ -------
         Deferred income tax liabilities:
         Investments, including derivatives...........  1,516   1,989
         Intangibles..................................     32      32
         DAC..........................................    558     673
         Net unrealized investment gains..............    987   2,313
         Other........................................     43       2
                                                       ------ -------
           Total deferred income tax liabilities......  3,136   5,009
                                                       ------ -------
           Net deferred income tax asset (liability).. $   43 $(1,369)
                                                       ====== =======

  The Company also has recorded a valuation allowance charge of $1 million related to certain U.S. state net operating loss carryforwards for the year ended December 31, 2018. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain U.S. state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

  U.S. state net operating loss carryforwards of $140 million at December 31, 2018 will expire beginning in 2034.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The following table sets forth the general business credits and other credit carryforwards for tax return purposes at December 31, 2018.

                                  Tax Credit Carryforwards
                                -----------------------------
                                General Business
                                    Credits         Other
                                ---------------- ------------
                                        (In millions)
                   Expiration:
                   2019-2023...     $         --  $        --
                   2024-2028...               --           --
                   2029-2033...              200           --
                   2034-2038...            1,139           --
                   Indefinite..               --           90
                                   ------------- ------------
                                    $      1,339  $        90
                                   ============= ============

  The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $27 million and $203 million for the years ended December 31, 2018 and 2017, respectively.

  The Company files income tax returns with the U.S. federal government and various U.S. state and local jurisdictions, as well as non-U.S. jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for refund claims filed in 2017 with the IRS for 2000 through 2002 to recover tax and interest predominantly related to the disallowance of certain foreign tax credits for which the Company received a statutory notice of deficiency in 2015 and paid the tax thereon. The disallowed foreign tax credits relate to certain non-U.S. investments held by Metropolitan Life Insurance Company in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture until early 2009.

  For tax years 2003 through 2006, the Company entered into binding agreements with the IRS under which all remaining issues, including the foreign tax credit matter noted above, for these years were resolved. Accordingly, in the fourth quarter of 2018, the Company recorded a non-cash benefit to net income of $349 million, net of tax, comprised of a $168 million tax benefit recorded in provision for income tax expense (benefit) and a $229 million interest benefit ($181 million, net of tax) included in other expenses. For tax years 2000 through 2002 (which are closed to IRS examination except for the refund claim described above) and 2007 through 2009 (which are the subject of the current IRS examination), the Company has established adequate reserves for tax liabilities. The Company continues to pursue final resolution of disallowed foreign tax credits, as well as related issues, for the open tax years in a manner consistent with the final resolution of such issues for 2003 through 2006. Although the final timing and details of any such resolution remain uncertain, and could be affected by many factors, closure with the IRS for tax years 2000 through 2002, and 2007 through 2009, may occur in 2019.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. For example, federal tax legislation and regulation could impact unrecognized tax benefits. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                               Years Ended December 31,
                                                                               ----------------------
                                                                                2018     2017    2016
                                                                               ------   -----  -------
                                                                                    (In millions)
Balance at January 1,.........................................................  $ 890    $931   $1,075
Additions for tax positions of prior years....................................      3      --        7
Reductions for tax positions of prior years (1)...............................   (169)    (38)    (109)
Additions for tax positions of current year...................................      3       4        6
Reductions for tax positions of current year..................................     --      (1)      --
Settlements with tax authorities (2)..........................................   (285)     (6)     (48)
                                                                               ------   -----  -------
Balance at December 31,.......................................................  $ 442    $890   $  931
                                                                               ======   =====  =======
Unrecognized tax benefits that, if recognized would impact the effective rate.  $ 442    $890   $  931
                                                                               ======   =====  =======

--------

(1) The decrease in 2018 is primarily related to the non-cash benefit from the tax audit settlement discussed above.

(2) The decrease in 2018 is primarily related to the tax audit settlement, of which $284 million was reclassified to the current income tax payable account.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                      Years Ended December 31,
                                                                      -----------------------
                                                                       2018     2017   2016
                                                                      ------    ----   ----
                                                                        (In millions)
Interest expense (benefit) recognized on the consolidated statements
  of operations (1).................................................. $(457)    $ 47   $(33)

                                                                                December 31,
                                                                                -------------
                                                                                2018   2017
                                                                                ----   ----
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance
  sheets.............................................................           $196   $653

--------

(1) The decrease in 2018 is primarily related to the tax audit settlement, of which $184 million was recorded in other expenses and $273 million was reclassified to the current income tax payable account.

   The Company had no penalties for the years ended December 31, 2018, 2017 and 2016.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


16. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a large number of litigation matters. Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed below and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, mortgage lending bank, employer, investor, investment advisor, broker-dealer, and taxpayer.

     The Company also receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority, as well as from local and national regulators and government authorities in jurisdictions outside the United States where the Company conducts business. The issues involved in information requests and regulatory matters vary widely, but can include inquiries or investigations concerning the Company's compliance with applicable insurance and other laws and regulations. The Company cooperates in these inquiries.

     In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2018. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position. Given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Matters as to Which an Estimate Can Be Made

     For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For matters where a loss is believed to be reasonably possible, but not probable, the Company has not made an accrual. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $425 million.

  Matters as to Which an Estimate Cannot Be Made

     For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Asbestos-Related Claims

      Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                          December 31,
                                             --------------------------------------
                                                 2018         2017         2016
                                             ------------ ------------ ------------
                                             (In millions, except number of claims)
Asbestos personal injury claims at year end.       62,522       62,930       67,223
Number of new claims during the year........        3,359        3,514        4,146
Settlement payments during the year (1)..... $       51.4 $       48.6 $       50.2

-------------

(1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its recorded liability for asbestos-related claims to $502 million at December 31, 2018.

   In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida

      In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party agreed to be responsible for certain environmental testing at the Chemform Site. The EPA may seek additional costs if the environmental testing identifies issues. The EPA and Metropolitan Life Insurance Company have reached a settlement in principle on the EPA's claim for past costs. The Company estimates that the aggregate cost to resolve this matter, including the settlement for claims of past costs and the costs of environmental testing, will not exceed $300 thousand.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Sun Life Assurance Company of Canada Indemnity Claim

      In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company that were subsequently transferred to Sun Life. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto alleging sales practices claims regarding the policies sold by Metropolitan Life Insurance Company and transferred to Sun Life (the "Ontario Litigation"). On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that another purported class action lawsuit was filed against Sun Life in Vancouver, BC alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. In September 2018, the Court of Appeal for Ontario affirmed the lower court's decision to not certify the sales practices claims in the Ontario Litigation. These sales practices cases against Sun Life are ongoing, and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

   Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17, 2014)

      Plaintiff filed this class action lawsuit on behalf of persons for whom Metropolitan Life Insurance Company established a Total Control Account ("TCA") to pay death benefits under an ERISA plan. The action alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violates Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the class. In addition, plaintiff, on behalf of a subgroup of the class, seeks interest under Georgia's delayed settlement interest statute, alleging that the use of the TCA as the settlement option did not constitute payment. On
   September 27, 2016, the court denied Metropolitan Life Insurance Company's summary judgment motion in full and granted plaintiff's partial summary judgment motion. On September 29, 2017, the court certified a nationwide class. The court also certified a Georgia subclass. The Company intends to defend this action vigorously.

   Voshall v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Los Angeles, April 8, 2015)

      Plaintiff filed this putative class action lawsuit on behalf of himself and all persons covered under a long-term group disability income insurance policy issued by Metropolitan Life Insurance Company to public entities in California between April 8, 2011 and April 8, 2015. Plaintiff alleges that Metropolitan Life Insurance Company improperly reduced benefits by including cost of living adjustments and employee paid contributions in the employer retirement benefits and other income that reduces the benefit payable under such policies. Plaintiff asserts causes of action for declaratory relief, violation of the California Business & Professions Code, breach of contract and breach of the implied covenant of good faith and fair dealing. The parties reached a settlement, which the court approved on January 3, 2019.

   Martin v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Contra Costa, filed December 17, 2015)

     Plaintiffs filed this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiffs assert causes of action for declaratory relief, violation of California's Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiffs seek declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. On April 12, 2016, the court granted Metropolitan Life Insurance Company's motion to dismiss. Plaintiffs appealed this ruling to the United States Court of Appeals for the Ninth Circuit. The Company intends to defend this action vigorously.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Newman v. Metropolitan Life Insurance Company (N.D. Ill., filed March 23,
   2016)

      Plaintiff filed this putative class action alleging causes of action for breach of contract, fraud, and violations of the Illinois Consumer Fraud and Deceptive Business Practices Act, on behalf of herself and all persons over age 65 who selected a Reduced Pay at Age 65 payment feature on their long-term care insurance policies and whose premium rates were increased after age 65. Plaintiff seeks unspecified compensatory, statutory and punitive damages, as well as recessionary and injunctive relief. On
   April 12, 2017, the court granted Metropolitan Life Insurance Company's motion to dismiss the action. Plaintiff appealed this ruling and the United States Court of Appeals for the Seventh Circuit reversed and remanded the case to the district court for further proceedings. The Company intends to defend this action vigorously.

   Julian & McKinney v. Metropolitan Life Insurance Company (S.D.N.Y., filed February 9, 2017)

      Plaintiffs filed this putative class and collective action on behalf of themselves and all current and former long-term disability ("LTD") claims specialists between February 2011 and the present for alleged wage and hour violations under the Fair Labor Standards Act, the New York Labor Law, and the Connecticut Minimum Wage Act. The suit alleges that Metropolitan Life Insurance Company improperly reclassified the plaintiffs and similarly situated LTD claims specialists from non-exempt to exempt from overtime pay in November 2013. As a result, they and members of the putative class were no longer eligible for overtime pay even though they allege they continued to work more than 40 hours per week. Plaintiffs seek unspecified compensatory and punitive damages, as well as other relief. On March 22, 2018, the Court conditionally certified the case as a collective action, requiring that notice be mailed to LTD claims specialists who worked for the Company from February 8, 2014 to the present. The Company intends to defend this action vigorously.

   Total Asset Recovery Services, LLC. v. MetLife, Inc., et al. (Supreme Court of the State of New York, County of New York, filed December 27, 2017)

      Total Asset Recovery Services ("The Relator") brought an action under the qui tam provision of the New York False Claims Act (the "Act") on behalf of itself and the State of New York. The Relator originally filed this action under seal in 2010, and the complaint was unsealed on December 19, 2017. The Relator alleges that MetLife, Inc., Metropolitan Life Insurance Company and several other insurance companies violated the Act by filing false unclaimed property reports with the State of New York from 1986 to 2017, to avoid having to escheat the proceeds of more than 25,000 life insurance policies, including policies for which the defendants escheated funds as part of their demutualizations in the late 1990s. The Relator seeks treble damages and other relief. The defendants intend to defend this action vigorously.

   Miller, et al. v. Metropolitan Life Insurance Company (S.D.N.Y., filed January 4, 2019)

      Plaintiff filed a second amended complaint in this putative class action, purporting to assert claims on behalf of all persons who replaced their MetLife Optional Term Life or Group Universal Life policy with a Group Variable Universal Life policy wherein Metropolitan Life Insurance Company allegedly charged smoker rates for certain non-smokers. Plaintiff seeks unspecified compensatory and punitive damages, as well as other relief. The Company intends to defend this action vigorously.

   Regulatory and Litigation Matters Related to Group Annuity Benefits

      In 2018, the Company announced that it identified a material weakness in its internal control over financial reporting related to the practices and procedures for estimating reserves for certain group annuity benefits. The Company is exposed to lawsuits and regulatory investigations, and could be exposed to additional legal actions relating to these issues. These may result in payments, including damages, fines, penalties, interest and other amounts assessed or awarded by courts or regulatory authorities under applicable escheat, tax, securities, ERISA, or other laws or regulations. The Company could incur significant costs in connection with these actions.

   Regulatory Matters

      The NYDFS examined these issues and other unrelated issues as part of its quinquennial exam and entered into a consent order with Metropolitan Life Insurance Company on January 28, 2019. Several additional regulators have made similar inquiries and it is possible that other jurisdictions may pursue similar investigations or inquiries.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Litigation Matters

     Roycroft v. MetLife, Inc., et al. (S.D.N.Y., filed June 18, 2018)

        Plaintiff filed this putative class action on behalf of all persons due benefits under group annuity contracts but who did not receive the entire amount to which they were entitled. Plaintiff asserts claims for unjust enrichment, accounting, and restitution based on allegations that Metropolitan Life Insurance Company and MetLife, Inc. failed to timely pay annuity benefits to certain group annuitants. Plaintiff seeks declaratory and injunctive relief, as well as unspecified compensatory and punitive damages, and other relief. The court dismissed this matter as to all defendants on January 15, 2019.

  Insolvency Assessments

     Many jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers or those that may become impaired, insolvent or fail. These associations levy assessments, up to prescribed limits, on all member insurers in a particular jurisdiction on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. In addition, certain jurisdictions have government owned or controlled organizations providing life, health and property and casualty insurance to their citizens, whose activities could place additional stress on the adequacy of guaranty fund assessments. Many of these organizations have the power to levy assessments similar to those of the guaranty associations. Some jurisdictions permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                        December 31,
                                                  -------------------------
                                                      2018         2017
                                                  ------------ ------------
                                                        (In millions)
    Other Assets:
    Premium tax offset for future discounted and
     undiscounted assessments....................  $        42  $        51
    Premium tax offset currently available for
     paid assessments............................           43           49
                                                  ------------ ------------
     Total.......................................  $        85  $       100
                                                  ============ ============
    Other Liabilities:
    Insolvency assessments.......................  $        57  $        66
                                                  ============ ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Leases

     The Company, as lessee, has entered into various lease and sublease agreements for office space and equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                      ---------------
                                       (In millions)
                          2019.......  $          125
                          2020.......             137
                          2021.......             136
                          2022.......             134
                          2023.......             122
                          Thereafter.             567
                                      ---------------
                            Total....  $        1,221
                                      ===============

     Operating lease expense was $116 million, $187 million, and $204 million for the years ended December 31, 2018, 2017 and 2016, respectively. Effective January 1, 2018, the Company assigned certain leases to an affiliate. The Company, as assignor, remains liable under the leases to the extent that the affiliate, as assignee, cannot meet any obligations. Total minimum rental payments to be received in the future under non-cancelable subleases were $628 million as of December 31, 2018. Non-cancelable sublease income was $66 million, $40 million and $17 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.6 billion and $3.3 billion at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $4.6 billion and $3.9 billion at December 31, 2018 and 2017, respectively.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $442 million, with a cumulative maximum of $827 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   The Company's recorded liabilities were $5 million and $4 million at December 31, 2018 and 2017, respectively, for indemnities, guarantees and commitments.

17. Quarterly Results of Operations (Unaudited)

   The unaudited quarterly results of operations for 2018 and 2017 are summarized in the table below:

                                                                                     Three Months Ended
                                                                       ---------------------------------------------
                                                                       March 31, June 30,  September 30, December 31,
                                                                       --------- --------- ------------- ------------
                                                                                       (In millions)
2018
Total revenues........................................................ $  8,446  $  14,809   $  9,751      $  9,155
Total expenses........................................................ $  7,711  $  13,709   $  8,847      $  7,585
Net income (loss)..................................................... $    672  $   1,007   $    816      $  1,641
Less: Net income (loss) attributable to noncontrolling interests...... $      3  $       5   $      2      $     (4)
Net income (loss) attributable to Metropolitan Life Insurance Company. $    669  $   1,002   $    814      $  1,645
2017
Total revenues........................................................ $  8,645  $   9,342   $ 10,286      $  8,952
Total expenses........................................................ $  7,978  $   8,534   $  9,411      $  8,336
Net income (loss)..................................................... $    547  $     644   $    708      $  1,628
Less: Net income (loss) attributable to noncontrolling interests...... $      1  $       2   $      5      $     (6)
Net income (loss) attributable to Metropolitan Life Insurance Company. $    546  $     642   $    703      $  1,634

18. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.1 billion, $2.2 billion and $2.1 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Total revenues received from affiliates related to these agreements were $135 million, $234 million and $251 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.1 billion, $1.4 billion and $1.5 billion for the years ended December 31, 2018, 2017 and 2016, respectively, and were reimbursed to the Company by these affiliates.

   In 2018, the Company and the MetLife enterprise updated its shared facilities and services structure to more efficiently share enterprise assets and services. Effective as of October 1, 2018, the Company entered into new service agreements with its affiliates, which replaced existing agreements. Under the new agreements, the Company will no longer be the primary provider of services to affiliates and will receive further services from affiliates to conduct its activities.

   The Company had net payables to affiliates, related to the items discussed above, of $181 million and $205 million at December 31, 2018 and 2017, respectively.

   See Notes 1, 6, 8, 11, 12 and 14 for additional information on related party transactions. Also, see Note 6 for information related to the separation of Brighthouse.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

18. Related Party Transactions (continued)


Sales Distribution Services

   In July 2016, MetLife, Inc. completed the U.S. Retail Advisor Force Divestiture. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                         Estimated      Amount at
                                                     Cost or             Fair           Which Shown on
                                                  Amortized Cost (1)     Value        Balance Sheet
Types of Investments                          ---------------------- ------------- --------------------
Fixed maturity securities AFS:
Bonds:
U.S. government and agency................... $               28,139      $ 30,161 $             30,161
Public utilities.............................                  6,822         7,149                7,149
Municipals...................................                  6,070         6,947                6,947
Foreign government...........................                  4,191         4,492                4,492
All other corporate bonds....................                 72,886        72,766               72,766
                                              ---------------------- ------------- --------------------
  Total bonds................................                118,108       121,515              121,515
Mortgage-backed and asset-backed securities..                 36,256        36,708               36,708
Redeemable preferred stock...................                    811           850                  850
                                              ---------------------- ------------- --------------------
  Total fixed maturity securities AFS........                155,175       159,073              159,073
                                              ---------------------- ------------- --------------------
Equity securities:
Common stock:
  Industrial, miscellaneous and all other....                    360           368                  368
  Public utilities...........................                     83            74                   74
Non-redeemable preferred stock...............                    352           331                  331
                                              ---------------------- ------------- --------------------
  Total equity securities....................                    795           773                  773
                                              ---------------------- ------------- --------------------
Mortgage loans...............................                 63,687                             63,687
Policy loans.................................                  6,061                              6,061
Real estate and real estate joint ventures...                  6,110                              6,110
Real estate acquired in satisfaction of debt.                     42                                 42
Other limited partnership interests..........                  4,481                              4,481
Short-term investments.......................                  1,506                              1,506
Other invested assets........................                 15,690                             15,690
                                              ----------------------               --------------------
  Total investments.......................... $              253,547               $            257,423
                                              ======================               ====================

--------
(1) Amortized cost for fixed maturity securities AFS and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premium or accretion of discount; for equity securities, cost represents original cost; for real estate, cost represents original cost reduced by impairments and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                            Future Policy Benefits,
                             Other Policy-Related
                     DAC         Balances and       Policyholder Policyholder
                     and     Policyholder Dividend    Account     Dividends       Unearned        Unearned
Segment              VOBA         Obligation          Balances     Payable    Premiums (1), (2)  Revenue (1)
------------------ -------- ----------------------- ------------ ------------ ----------------- ------------
2018
U.S............... $    403        $         67,770   $   67,233     $     --      $        137     $     26
MetLife Holdings..    3,709                  65,730       23,423          494               159          167
Corporate & Other.        5                     291           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,117        $        133,791   $   90,656     $    494      $        296     $    193
                   ======== ======================= ============ ============ ================= ============
2017
U.S............... $    413        $         61,665   $   69,559     $     --      $        165     $     23
MetLife Holdings..    3,930                  66,753       24,380          499               162          179
Corporate & Other.        5                     294           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,348        $        128,712   $   93,939     $    499      $        327     $    202
                   ======== ======================= ============ ============ ================= ============

--------
(1) Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2) Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)

             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                     Policyholder    Amortization of
                                                     Benefits and        DAC and
                      Premiums and                    Claims and          VOBA
                     Universal Life       Net      Interest Credited   Charged to
                   and Investment-Type Investment   to Policyholder       Other          Other
Segment            Product Policy Fees   Income     Account Balances    Expenses      Expenses (1)
------------------ ------------------- ----------- ----------------- --------------- -------------
2018
U.S...............   $          24,411 $     6,429    $       25,922    $         75    $    2,810
MetLife Holdings..               4,306       4,653             5,649             395         2,079
Corporate & Other.                  20       (163)                 5              --           917
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          28,737 $    10,919    $       31,576    $        470    $    5,806
                   =================== =========== ================= =============== =============
2017
U.S...............   $          20,500 $     6,012    $       22,019    $         56    $    2,680
MetLife Holdings..               4,643       4,758             6,004             185         2,293
Corporate & Other.                   9       (257)                 4              --         1,018
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          25,152 $    10,513    $       28,027    $        241    $    5,991
                   =================== =========== ================= =============== =============
2016
U.S...............   $          18,909 $     5,811    $       20,263    $         56    $    2,721
MetLife Holdings..               5,739       5,355             7,128             342         2,797
Corporate & Other.                 287        (83)               155              43         1,044
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          24,935 $    11,083    $       27,546    $        441    $    6,562
                   =================== =========== ================= =============== =============

----------
(1) Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                      % Amount
                                                                                     Assumed
                              Gross Amount    Ceded        Assumed     Net Amount     to Net
                             ------------- ------------ ------------ ------------- -----------
2018
Life insurance in-force..... $   3,736,612 $    260,086 $    453,560 $   3,930,086        11.5%
                             ============= ============ ============ =============
Insurance premium
Life insurance (1).......... $      19,673 $        894 $        725 $      19,504         3.7%
Accident & health insurance.         7,210          128           27         7,109         0.4%
                             ------------- ------------ ------------ -------------
 Total insurance premium.... $      26,883 $      1,022 $        752 $      26,613         2.8%
                             ============= ============ ============ =============
2017
Life insurance in-force..... $   3,377,964 $    266,895 $    490,033 $   3,601,102        13.6%
                             ============= ============ ============ =============
Insurance premium
Life insurance (1).......... $      16,022 $      1,132 $      1,097 $      15,987         6.9%
Accident & health insurance.         7,040          121           19         6,938         0.3%
                             ------------- ------------ ------------ -------------
 Total insurance premium.... $      23,062 $      1,253 $      1,116 $      22,925         4.9%
                             ============= ============ ============ =============
2016
Life insurance in-force..... $   3,013,618 $    277,693 $    777,037 $   3,512,962        22.1%
                             ============= ============ ============ =============
Insurance premium
Life insurance (1).......... $      14,931 $      1,101 $      1,668 $      15,498        10.8%
Accident & health insurance.         7,000          124           19         6,895         0.3%
                             ------------- ------------ ------------ -------------
 Total insurance premium.... $      21,931 $      1,225 $      1,687 $      22,393         7.5%
                             ============= ============ ============ =============

--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $14.7 billion and $1.2 billion, respectively, and life insurance premiums of $117 million and $9 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $16.2 billion and $1.3 billion, respectively, and life insurance premiums of $132 million and $122 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $17.6 billion and $258.3 billion, respectively, and life insurance premiums of $45 million and $727 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C


                               Other Information
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The financial statements and financial highlights of each of the Divisions of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2018

   (3)   Statements of Operations for the year ended December 31, 2018

   (4) Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017


   (5)   Notes to the Financial Statements

The consolidated financial statements and financial statement schedules of Metropolitan Life Insurance Company and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2018 and 2017

   (3) Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016

   (5) Consolidated Statements of Equity for the years ended December 31, 2018, 2017 and 2016

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules

(b) Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of the Board of Directors of Metropolitan Life Insurance Company establishing Separate Account E. (Filed with Post-Effective Amendment No.19 to Registration Statement No.2-90380/811-04001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.)


2.                    Not Applicable



3(a). Amended and Restated Distribution and Principal Underwriting Agreement among Metropolitan Life Insurance Company and MetLife Investors Distribution Company. (Filed herewith.)



3(b). Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)(LTC). (Filed with Post-Effective Amendment No.13 to Registration Statement No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 25, 2006. As incorporated herein by reference.)


3(b)(i). Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement). (Filed with Post-Effective Amendment No.14 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2010. As incorporated herein by reference.)


3(b)(ii).             Form of Enterprise Selling Agreement 09-12 (MetLife
                      Investors Distribution Company Sales Agreement). (Filed with Post-Effective Amendment No.17 to Registration
                      Statement File No. 333-83716/811-04001 for Metropolitan
                      Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


3(c). Participation Agreement -- American Funds Insurance Series. (Filed with Pre-Effective Amendment No.1 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.)


3(c)(i). Participation Agreement -- American Funds Insurance Series - Summary (Filed with Post-Effective Amendment No.15 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.)


3(c)(ii) Amendment No. 4 to Participation Agreement between Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 19, 2014. (Filed with Post-Effective Amendment No. 18 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2016. As incorporated herein by reference.)


3(c)(iii)             Amendment No. 3 dated May 1, 2016 to the Participation
                      Agreement dated May 16, 1998 among Metropolitan Life
                      Insurance Company, American Funds Insurance Series and
                      Capital Research and Management Company. (Filed with
                      Post-Effective Amendment No. 19 to Registration Statement
                      File No. 333-176654/811-04001 for Metropolitan Life
                      Separate Account E on Form N-4 on April 12, 2017. As incorporated herein by reference.)


3(d)                  [Reserved]


3(e).                 Participation Agreement -- Met Investors Series Trust.
                      (Filed with Registration Statement No.
                      333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.)


3(e)(i). First Amendment to the Participation Agreement (Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on June 29, 2009. As incorporated herein by reference.)


3(e)(ii).             Second Amendment to the Participation Agreement (Filed
                      with Post-Effective Amendment No. 2 to Registration
                      Statement File No. 333-153109/811-04001 for Metropolitan
                      Life Separate Account E on Form N-4 on June 29, 2009. As incorporated herein by reference.)


3(e)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No.16 to Registration Statement
                      File No. 333-83716/811-04001 for Metropolitan Life
                      Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.)


3(f).                 Participation Agreement -- Metropolitan Series Fund.
                      (Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on September 10, 2007. As incorporated herein by reference.)


3(f)(i). Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (Filed with Post-Effective Amendment No.16 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.)


(3)(g). Form of Participation Agreement with Janus Aspen Series (Filed with Post-Effective Amendment No.16 to Registration Statement No. 333-57320/811-06025 for

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Metropolitan Life Separate Account UL on Form N-6 on April 30, 2004. As incorporated herein by reference.)


(3)(g)(i). Amendment No. 3 to Fund Participation Agreements - Janus Aspen Series (Institutional & Service Shares), dated November 25, 2013. (Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 17, 2014. As incorporated herein by reference).


(3)(h). Form of Participation Agreement with Franklin Templeton Insurance Products Trust (Filed with Post-Effective Amendment No. 16 to Registration Statement No. 033-57320/811-06025 for Metropolitan Life Separate Account UL on Form N-6 on April 30, 2004. As incorporated herein by reference.)


(3)(h)(i). Amendment to the Participation Agreement with Franklin Templeton Insurance Products Trust (Filed with Post-Effective Amendment No. 24 to Registration Statement No. 033-57320/811-06025 for Metropolitan Life Separate Account UL on Form N-6 on April 14, 2011. As incorporated herein by reference.)


(3)(h)(ii). Amendment No. 5 to Amended and Restated Participation Agreement - Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Metropolitan Life Insurance Company, MetLife Investors Distribution Company, dated December 2, 2013. (Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 17, 2014. As incorporated herein by reference).


(3)(h)(iii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. Metropolitan Life Insurance Company and MetLife Investors Distribution Company (effective August 1, 2014). (Filed with Post-Effective Amendment No. 9 to Registration Statement No. 333-147508/811-06025 for Metropolitan Life Separate Account UL on Form N-6 on April 14, 2016. As incorporated herein by reference.)


(3)(i). Participation Agreement with Fidelity Variable Insurance Products (Filed with Post-Effective Amendment No. 8 to Registration Statement No. 2-90380/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 30, 1997. As incorporated herein by reference.)


(3)(i)(i). Amendment to the Participation Agreement with Fidelity Variable Insurance Products (Filed with Post-Effective Amendment No. 24 to the Registration Statement No. 033-57320/811-06025 for Metropolitan Life Separate Account UL on Form N-6 on April 14, 2011. As incorporated herein by reference.)



(3)(i)(ii) Amendment dated June 1, 2015 to the Participation Agreement dated November 25, 2002 between Metropolitan Life Insurance Company and Fidelity Distributors Corporation. (Filed with Post-Effective Amendment No. 3 to Registration Statement File No. 333-198314/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2017. As incorporated herein by reference.)


(3)(i)(iii) Amended and Restated Participation Agreement dated January 24, 2018 among Fidelity Variable Insurance Products, Fidelity Distributors Corporation and Metropolitan Life Insurance Company. (Filed with Post-Effective Amendment No. 5 to the Registration Statement No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2018. As incorporated herein by reference.)



(3)(j). Form of Participation Agreement with Delaware VIP Trust (Filed with Post-Effective Amendment No. 16 to the Registration Statement No. 033-57320/811-06025 for Metropolitan Life Separate Account UL on Form N-6 on April 30, 2004. As incorporated herein by reference.)


(3)(j)(i). Amendment dated as of November 11, 2013 to the Participation Agreement dated as of May 14, 2004 among Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and Metropolitan Life Insurance Company. (Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-190296/811-04001 for

                      Metropolitan Life Separate Account E on Form N-4 on April 17, 2014. As incorporated herein by reference.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


(3)(k). Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and Metropolitan Life Insurance Company made and entered into January 1, 2009; and Amendment No. 1 to the Participation Agreement made and entered into January 1, 2009 (Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-16109/811-08628 for Metropolitan Life Variable Annuity Separate Account II on November 2, 2009. As incorporated herein by reference.)


(3)(k)(i)             Amendment to the Participation Agreement with Legg Mason.
                      (Filed with Post-Effective Amendment No. 24 to the Registration Statement No. 033-57320/811-06025 on Form N-6 on April 14, 2011. As incorporated herein by reference.)


(3)(k)(ii) Amendment No. 3 to the Participation Agreement, dated December 1, 2013. (Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 17, 2014. As incorporated herein by reference).


(3)(l) Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust I, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC. (Filed with Post-Effective Amendment No. 19 to Registration File No. 333-176654/811-04001 for Metropoitan Life Separate Account E on Form N-4 on April 12, 2017. As incorporated herein by reference.)


(3)(m) Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust II, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC. (Filed with Post-Effective Amendment No. 19 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2017. As incorporated herein by reference.)


4. Contracts, Certificates and Endorsements (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)


4(a). Form of Gold Track Select Contract and Contract Schedule (New York Version) (M-14669 (4223)). For use with non-ERISA 403(b) plans. (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)


4(a)(i). Form of Gold Track Select Certificate and Certificate Schedule (New York Version) (M-14672 (4223)). For use with non-ERISA 403(b) participants. (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)


4(a)(ii).             Fixed Account Rider (New York Version) (M-14750A (4223)).
                      For use with non-ERISA 403(b) contracts and certificates.
                      (Filed with Pre-Effective Amendment No. 1 to the
                      Registration Statement No. 333-190296/811-04001 on Form
                      N-4 on November 1, 2013. As incorporated herein by reference. Replaces version filed with the initial
                      Registration Statement No. 333-190296/811-04001 on August
                      1, 2013.)


4(b). Form of Gold Track Select Contract and Contract Schedule (New York Version) (M-14669 (Non-4223)). For use with ERISA 403(b), allocated 401 and 457 plans. (Filed with the initial Registration Statement No.
                      333-190296/811-04001 on August 1, 2013.)


4(b)(i). Form of Gold Track Select Certificate and Certificate Schedule (New York Version) (M-14672 (Non-4223)). For use with ERISA 403(b), allocated 401 and 457 participants. (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)


4(b)(ii).             Fixed Account Rider (New York Version) (M-14708
                      (Non-4223)). For use with ERISA 403(b), allocated 401 and
                      457 contracts and certificates, except those subject to New York Deferred Compensation Board Rules. (Filed with the initial Registration Statement No.
                      333-190296/811-04001 on August 1, 2013.)


4(b)(iii).            Fixed Account Rider (New York Version) (M-22434
                      (Non-4223)). For use with 457 contracts and certificates in 457 plans subject to New York Deferred Compensation
                      Board Rules. (Filed with Pre-Effective Amendment No. 1 to the Registration Statement No. 333-190296/811-04001 for
                      Metropolitan Life Separate Account E on Form N-4 on
                      November 1, 2013. As incorporated herein by reference.
                      Replaces

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      version filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)


4(c). Form of Gold Track Select Contract and Contract Schedule (New York Version) (M-14634). For use with unallocated 401 plans. (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)


4(c)(i). Fixed Account Rider (New York Version) (M-22155). For use with unallocated 401 contracts. (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)


4(d).                 401(a)/403(a) Plan Endorsement (ML-401-3-NY (5/11)).
                      (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)


4(e). 457(b) Plan Endorsement (Governmental and Tax-Exempt) (M-22493 (7/13)). (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)


4(f). Roth 401 Endorsement (ML-G-Roth-401 (11/05)). (Filed with the initial Registration Statement No.
                      333-190296/811-04001 on August 1, 2013.)


4(g).                 Tax-Sheltered Annuity Endorsement (ML-398-3 (12/08)).
                      (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)


4(h). Roth 403(b) Endorsement (ML-G-Roth-398 (11/05)). (Filed with the initial Registration Statement No.
                      333-190296/811-04001 on August 1, 2013.)


4(i). Automatic Rollover Endorsement. (M-22472 (7/13)). (Filed with the initial Registration Statement No.
                      333-190296/811-04001 on August 1, 2013.)


4(j). Cash Loan Rider (M-22172-A). (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)


4(k). Death Benefit Endorsement. (M-22120). For use with unallocated 401 contract. (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)


5(a). Master Data Sheet for Gold Track Select (M-21158). (Filed with Pre-Effective Amendment No. 1 to the Registration Statement No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on November 1, 2013. As incorporated herein by reference.)


5(b).                 Enrollment Form for Gold Track Select (M-21018 GTS-PRC).
                      (Filed with Pre-Effective Amendment No. 1 to the Registration Statement No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on November 1, 2013. As incorporated herein by reference.)


5(c).                 Enrollment Form for Gold Track Select (M-21018 GTS-MLR).
                      (Filed with Pre-Effective Amendment No. 1 to the Registration Statement No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on November 1, 2013. As incorporated herein by reference.)


(6)(a). Amended and Restated Charter of Metropolitan Life. (Filed with Registration Statement No.333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.)


6(b). Amended and Restated By-Laws of Metropolitan Life. (Filed with Post-Effective Amendment No. 19 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2017. As incorporated herein by reference.)


7.                    Not Applicable


8.                    Not Applicable


9. Opinion of Counsel. (Filed with Pre-Effective Amendment No. 1 to the Registration Statement No.
                      333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on November 1, 2013. As incorporated herein by reference.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


11.                   Not Applicable


12.                   Not Applicable



13. Powers of Attorney for Metropolitan Life Insurance Company and its designated Separate Accounts. (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                               POSITIONS AND OFFICES
BUSINESS ADDRESS                                 WITH DEPOSITOR
----------------------------------------------   ------------------------------------------------------------
Steven A. Kandarian                              Chairman, President, Chief Executive Officer and a Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166




Cheryl W. Grise                               Director
Former Executive Vice President, Northeast
Utilities
200 Park Avenue
New York, New York 10166





Carlos M. Gutierrez                 Director
Co-Chair
Albright Stonebridge Group (ASG)
200 Park Avenue
New York, NY 10166





Gerald L. Hassell                          Director
Former Chairman of the Board and CEO
The Bank of New York Mellon Corporation
200 Park Avenue
New York, NY 10166




David L. Herzog        Director
AIG
200 Park Avenue
New York, NY 10166




R. Glenn Hubbard                           Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall-Rm 101
3200 Park Avenue
New York, NY 10166







Edward J. Kelly, III.                            Director
Former Chairman, Institutional Clients Group,
Citigroup, Inc.
200 Park Avenue
New York, New York 10166

William E. Kennard                        Director
Former U.S. Ambassador to the European
Union
200 Park Avenue,
New York, New York 10166





James M. Kilts         Director
Founding Partner
Centerview Capital
200 Park Avenue
New York, NY 10166





Catherine R. Kinney                          Director
Founding President and Co-Chief Operating
Officer,
New York Stock Exchange, Inc.
200 Park Avenue
New York, New York 10166





Denise M. Morrison                              Director
Former President and Chief Executive Officer
Campbell Soup Company
200 Park Avenue
New York, NY 10166


Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166



NAME                    POSITION WITH METLIFE
---------------------   -----------------------------------------------------------------
Steven A. Kandarian     Chairman, President and Chief Executive Officer
Michel A. Khalaf        President - U.S. Business and EMEA
Karl R. Erhardt         Executive Vice President and Chief Auditor
Steven J. Goulart       Executive Vice President and Chief Investment Officer
John McCallion          Executive Vice President and Chief Financial Officer
Esther Lee              Executive Vice President, Global Chief Marketing Officer
Martin J. Lippert       Executive Vice President, Global Technology & Operations Officer
Edward Spehar, Jr.      Executive Vice President and Treasurer
Tamara Schock           Executive Vice President and Chief Accounting Officer
Susan Podlogar          Executive Vice President and Chief Human Resources Officer
Rebecca Tadikonda       Executive Vice President and Chief Strategy Officer
Ramy Tadros             Executive Vice President and Chief Risk Officer
Michael Zarcone         Executive Vice President
Stephen W. Gauster      Executive Vice President and General Counsel



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of Metropolitan Life Insurance Company under New York insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. The following outline indicates those persons who are controlled by or under common control with MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF December 31, 2018

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2018. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

      1.    MetLife Services and Solutions, LLC (DE)

            a)    MetLife Solutions Pte. Ltd. (Singapore)

                  i) MetLife Services East Private Limited (India) - 99.99% is owned by MetLife Solutions Pte. Ltd. and .01% by Natiloportem Holdings, LLC

                  ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

B.    MetLife Home Loans, LLC (DE)

C.    Metropolitan Tower Life Insurance Company (NE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

     4.     MetLife Assignment Company, Inc. (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      3. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Digital Ventures, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    Newbury Insurance Company, Limited (DE)

H.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

I.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1. ML Sloan's Lake Member, LLC (DE) - Metropolitan Life Insurance Company owns 55% and 45% by Metropolitan Tower Life Insurance Company.

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

            b)    OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm LLC ("LISF")(DE) - 9.61% membership interest is held by a third party and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital, Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)    Met II Office, LLC (FL)

      17. ML Southlands Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   ML Sentinel Square Member, LLC (DE)

      21.   MetLife Securitization Depositor, LLC (DE)

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a)   MPLife, S. de R.L. de C.V. (Mexico) - 99.99% of MPLife,
                 S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

                 i)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37.   MetLife Chino Member, LLC (DE)

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by Metropolitan Tower Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by Metropolitan Tower Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46.   6104 Hollywood, LLC (DE)

      47.   Boulevard Residential, LLC (DE)

      48.   ML-AI MetLife Member 3, LLC (DE)

      49. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company, Inc.

      50.   Marketplace Residences, LLC (DE)

      51.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      52.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      53.   Haskell East Village, LLC (DE)

      54. MetLife Cabo Hilton Member, LLC (DE) - 83.1% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by Metropolitan Tower Life Insurance Company.

      55. 150 North Riverside PE Member, LLC (DE) - MLIC owns an 81.45% membership interest and Metropolitan Tower Life Insurance Company owns a 18.55% membership interest

      56.   ML Terraces, LLC (DE)

      57.   Chestnut Flats Wind, LLC (DE)

      58.   MetLife 425 MKT Member, LLC (DE)

      59.   MetLife OFC Member, LLC (DE)

      60.   MetLife THR Investor, LLC (DE)

      61. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance Company.

      62. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      63.   MetLife CB W/A, LLC (DE)

      64. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance Company.

      65.   10700 Wilshire, LLC (DE)

      66.   Viridian Miracle Mile, LLC (DE)

      67. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by Metropolitan Tower Life Insurance Company.

      68.   MetLife OBS Member, LLC (DE)

      69.   MetLife 1007 Stewart, LLC (DE)

      70. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by Metropolitan Tower Life Insurance Company.

      71.   MetLife Treat Towers Member, LLC (DE)

      72.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      73. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by Metropolitan Tower Life Insurance Company.

      74.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      75.   Buford Logistics Center, LLC (DE)

      76.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      77. MCPP Owners, LLC (DE) - 87.34% is owned by MLIC, 1.81% by Metropolitan Tower Life Insurance Company, and 10.85% by MTL Leasing, LLC.

      78.   MetLife HCMJV 1 GP, LLC (DE)

      79.   MetLife ConSquare Member, LLC (DE)

      80.   MetLife Ontario Street Member, LLC (DE)

      81.   1925 WJC Owner, LLC (DE)

      82.   MetLife Member Solaire, LLC (DE)

      83.   Sino-US United MetLife Insurance Company, Ltd. - 50% of
            Sino-US United MetLife Insurance Company, Ltd. Is owned by MLIC and 50% is owned by a third party.

      84.   MetLife Property Ventures Canada ULC (Canada)

      85.   MetLife Canadian Property Ventures, LLC (NY)

      86. ML Cerritos TC Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.

      87.   MetLife Boro Station Member, LLC (DE)

      88.   MetLife 8280 Member, LLC (DE)

      89.   Southcreek Industrial Holdings, LLC (DE)

      90. MMP Owners, LLC (DE) - 98.82% is owned by MLIC and 1.18% is owned by Metropolitan Property and Casualty Insurance Company.

      91. ML-AI MetLife Member 4, LLC (DE) - 60% owned by MLIC and 40% owned by Metropolitan Tower Life Insurance Company.

J.    MetLife Capital Trust IV (DE)

K.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP (Cayman Islands) - 88.93% of the limited partnership interests of MetLife International PE Fund III, LP is owned by MetLife Insurance K.K., 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K., 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

           f) MetLife International PE Fund V, LP (Cayman Islands) - 81.699% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., 15.033% is owned by MetLife Limited (Hong Kong) and the remaining 3.268% is owned by MetLife Insurance Company of Korea.

           g) MetLife International PE Fund VI, LP (Cayman Islands) - 76.323% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., 20.208% is owned by MetLife Limited and the remaining 3.469% is owned by MetLife Insurance Company of Korea.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 15.60%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 2.52%, MetLife Insurance Company of Korea Limited owns 2.04%, MetLife Insurance K.K. owns 6.94%, Metropolitan Property and Casualty Insurance Company owns 1.76% and Metropolitan Tower Life Insurance Company owns 0.05%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds, directly or indirectly, the following limited liability companies (indirect ownership indicated in parenthesis): MCP Alley24 East, LLC; MCP Property Management, LLC; MCP One Westside, LLC; MCP 7 Riverway, LLC; MCPF Acquisition, LLC; MCP SoCal Industrial - Springdale, LLC; MCP SoCal Industrial - Concourse, LLC; MCP SoCal Industrial - Kellwood, LLC; MCP SoCal Industrial - Redondo, LLC; MCP SoCal Industrial - Fullerton, LLC; MCP SoCal Industrial - Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MetLife Core Property TRS, LLC; MCP SoCal Industrial - LAX, LLC; MCP SoCal Industrial - Anaheim, LLC; MCP SoCal Industrial - Canyon, LLC; MCP SoCal Industrial - Bernardo, LLC; MCP Ashton South End, LLC; MCP Lodge At Lakecrest, LLC; MCP Main Street Village, LLC; MCP Trimble Campus, LLC; MCP Highland Park Lender, LLC; MCP Buford Logistics Center Bldg B, LLC; MCP 22745 & 22755 Relocation Drive, LLC; MCP 9020 Murphy Road, LLC; MCP Atlanta Gateway, LLC; MCP Northyards Holdco, LLC; MCP Northyards Owner, LLC (100%); MCP Northyards Master Lessee, LLC (100%); MCP VOA Holdings, LLC; MCP VOA I & III, LLC (100%); MCP VOA II, LLC (100%); MCP West Broad Marketplace, LLC; MCP Union Row, LLC; MCP Fife Enterprise Center, LLC; MCP 2 Ames, LLC; MCP 2 Ames Two, LLC (100%); MCP 2 Ames One, LLC (100%); MCP 2 Ames Owner, LLC (89%); MCP 350 Rohlwing, LLC; MCP - Wellington, LLC; MCP Onyx, LLC; MCP Valley Forge, LLC; MCP Valley Forge Two, LLC (100%); MCP Valley Forge One, LLC (100%); MCP Valley Forge Owner, LLC (89%); MCP MA Property REIT, LLC; MCPF - Needham, LLC (100%); MCP 60 11th Street Member, LLC; 60 11th Street, LLC (100%); MCP Fife Enterprise Member, LLC; Fife Enterprise Center Venture, LLC (100%); MCP-English Village, LLC; MCP 100 Congress Member, LLC; 100 Congress Venture, LLC (55%); 100 Congress REIT, LLC (55%); 100 Congress Owner, LLC (55%); MCP DMCBP Phase II Member, LLC; DMCBP Phase II Venture, LLC (95%); Des Moines Creek Business Park Phase II, LLC (95%); MCP Magnolia Park Member, LLC; Magnolia Park Greenville Venture, LLC (90%); Magnolia Park Greenville, LLC (90%); MCP Denver Pavilions Member, LLC; Denver Pavilions Venture, LLC (80%); Denver Pavilions OwnerCo, LLC (80%); MCP Buford Logistics Center 2 Member, LLC; Buford Logistics Center 2 Venture, LLC (95%); Buford Logistics Center Bldg A Venture, LLC (95%); MCP Seattle Gateway I Member, LLC; Seattle Gateway I Venture, LLC (95%); Seattle Gateway Industrial I, LLC (95%); MCP 249 Industrial Business Park Member, LLC; 249 Industrial Business Park Venture, LLC (95%); 249 Industrial Business Park, LLC (95%); MCP Seattle Gateway II Member, LLC; Seattle Gateway II Venture, LLC (95%); Seattle Gateway Industrial II, LLC (95%); MCP Seventh and Osborn Retail Member, LLC; Seventh and Osborn Retail Venture, LLC (92.5%); Seventh and Osborn Retail, LLC (92.5%); MCP Seventh and Osborn MF Member, LLC; Seventh and Osborn MF Venture, LLC (92.5%); High Street Seventh and Osborn Apartments, LLC (92.5%); MCP Block 23 Member, LLC; Block 23 Residential Investors, LLC (90%); SLR Block 23 Residential Owner, LLC (90%); MCP Burnside Member, LLC; Alta Burnside Venture, LLC (92.5%); Alta Burnside, LLC (92.5%); MCP Mountain Technology Center Member TRS, LLC; Mountain Technology Center Venture, LLC (95%); Mountain Technology Center Venture Sub A, LLC (95%); Mountain Technology Center Venture Sub B, LLC (95%); Mountain Technology Center Venture Sub C, LLC (95%); Mountain Technology Center Venture Sub D, LLC (95%); Mountain Technology Center Venture Sub E, LLC (95%).

                           aa)    MCP Property Management, LLC (DE)

                           bb)    MCP Core Property TRS, LLC (DE)

      4.   MIM Property Management, LLC (DE)

           a)   MIM Property Management of Georgia 1, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 26.6%, MetLife Insurance Company of Korea Limited owns 2.1%, MetLife Limited owns 2.7%, Metropolitan Life Insurance Company of Hong Kong Limited owns 0.03% and Metropolitan Tower Life Insurance Company owns 2.7% (the remainder is held by third party investors).


                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

                          bb)    MCMIF Holdco II, LLC (DE)

      6.   MLIA SBAF Manager, LLC (DE)

      7.   MLIA Manager I, LLC (DE)

      8.   MetLife Middle Market Private Debt GP, LLC (DE)

           a. MetLife Middle Market Private Debt Fund, LP (DE) - MetLife Middle Market Private Debt GP, LLC is the general partner of MetLife Middle Market Private Debt Fund, LP (the "Fund"). The following affiliates hold limited partnership interests in the
                Fund: MetLife Private Equity Holdings, LLC (31.15%) and Metropolitan Life Insurance Company (31.15%). The remainder is held by third party investors.

      9.   MetLife Middle Market Private Debt Parallel GP, LLC (DE)

           a. MetLife Middle Market Private Debt Parallel Fund, LP (Cayman Islands) - MetLife Middle Market Private Debt Parallel GP, LLC is the general partner of MetLife Middle Market Private Debt Parallel Fund, LP. The following affiliate holds a limited partnership interest in the Fund: MetLife Insurance K.K. (100%).

L.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (TX)

M.    Cova Life Management Company (DE)

N.    MetLife Reinsurance Company of Charleston (SC)

O.    MetLife Reinsurance Company of Vermont (VT)

P.    Delaware American Life Insurance Company (DE)

Q.    Federal Flood Certification LLC (TX)

R.    MetLife Global Benefits, Ltd. (Cayman Islands)

S. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

T.    MetLife Consumer Services, Inc. (DE)

U.    MetLife Global, Inc. (DE)

V.    MetLife Insurance Brokerage, Inc. (NY)

W.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (SWISS I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  Closed Joint-stock Company Master-D (Russia)

                            aa) Joint-Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by Closed Joint-stock Company Master-D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                       2) LumenLab Malaysia Sdn. Bhd. (Malaysia)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.00049095% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999965713458300000% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000031593881300000000% is owned by MetLife
                       Global Holding Company I GmbH, 0.000000897553447019009% is owned by International Technical and Advisory Services Limited, 0.000000897553447019009% is owned by Borderland Investments Limited and 0.000000897553447019009% by
                       Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1)  MetLife Europe d.a.c (Ireland)

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3)  MetLife Europe Insurance d.a.c (Ireland)

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Services, Sociedad Limitada (Spain)

                       6) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       7)  MetLife Solutions S.A.S. (France)

                       8) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       9) MetLife Towarzystwo Ubiezpieczen na Zycie I Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       10) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       11) MetLife Services EOOD (Bulgaria)

                       12) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining by a third party.

                       13) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                    xi) MetLife Investment Management Holdings (Ireland)Limited
                        (Ireland)

                        1) MetLife Investments Asia Limited (Hong Kong)

                        2) MetLife Syndicated Bank Loan Lux GP, S.a.r.l.
                           (Luxembourg)

                           aa) MetLife BL Feeder (Cayman), LP (Cayman Islands) -
                               MetLife BL (Cayman), LP is an investors in the Fund. The following affiliates hold limited partnership interest in the feeder: MetLife Limited (3.14%), MetLife Insurance K.K. (93.72%) and MetLife Insurance Company of Korea Limited (3.14%).

                           bb) MetLife BL Feeder, LP (DE) - MetLife BL Feeder,
                               LP is an investor in the Fund. The following affiliate holds a limited partnership interest in the feeder: Metropolitan Life Insurance Company (49.26%). In addition, there is one third party investor (50.74%).

                           cc) MetLife Syndicated Bank Loan Fund, SCSp
                               (Luxembourg) - MetLife Syndicated Bank Loan Lux GP, Sarl is the general partner of MetLife Syndicated Bank Loan Fund, SCSp (the "Fund"). The only investors in the Fund are MetLife BL Feeder (Cayman), LP and MetLife BL Feeder, LP.

                        3) MetLife Investments Limited (United Kingdom) - 99.9%
                           of MetLife Investments Limited (UK) is MetLife Investment Management Holdings (Ireland) Limited and .01% by MetLife Global Holding Company II GmbH.

                        4) MetLife Latin America Asesorias e Inversiones
                           Limitada (Chile) - 99.99% of MetLife Latin American Asesorias e Inversiones Limitada is owned by MetLife Investment Management Holdings (Ireland) Limited and .01% is owned by MetLife Global Holding Company II GmbH (Swiss).

                        5) MetLife Global Infrastructure LUX GP, S.a.r.l.
                           (Luxembourg)

                   xii) ALICO Operations, LLC (DE)

                        1) MetLife Asset Management Corp. (Japan) - The official
                           entity name is "MetLife Asset Management Corp. (Japan)" and it is domiciled in Japan.

                        2) MetLife Seguros S.A. (Uruguay)

                  xiii) MetLife International Holdings, LLC (DE)

                         1)   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios, S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2) PNB MetLife India Insurance Company Limited (India)- 32.05% is owned by MetLife International Holdings, LLC and the remainder is owned by third parties.

                         3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, LLC and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4) MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5) Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6) MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7) MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8) Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9) Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. is held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10)    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11)    MetLife International Limited, LLC (DE)

                       12) MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13)    MetLife Asia Limited (Hong Kong)

                       14) AmMetLife Insurance Berhad (Malaysia) - 50.000002% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15) AmMetLife Takaful Berhad (Malaysia) - 49.999997% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16) MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17)    MetLife Mas, S.A. de C.V. (Mexico) - 99.99964399%
                              MetLife Mas, SA de CV is owned by MetLife
                              International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18)   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury d.a.c and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               aaa)  The Direct Call Centre
                                                     PTY Limited (Australia)

                                               bbb)  MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         1)    MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and .00005% is
                                               owned by Excelencia Operativa y
                                               Tecnologica,S.A. de C.V.

                                               aaa)  MetLife Pensiones Mexico
                                                     S.A. (Mexico)- 97.5125% is
                                                     owned by MetLife Mexico
                                                     Holdings, S. de R.L. de
                                                     C.V. and 2.4875% is owned
                                                     by MetLife International
                                                     Holdings, LLC.

                                               bbb)  MetLife Mexico Servicios,
                                                     S.A. de C.V. (Mexico) - 98%
                                                     is owned by MetLife Mexico
                                                     Holdings, S. de R.L. de
                                                     C.V. and 2% is owned by
                                                     MetLife International
                                                     Holdings, LLC.

                                               ccc)  MetLife Mexico S.A.
                                                     (Mexico)- 99.050271% is
                                                     owned by MetLife Mexico
                                                     Holdings, S. de R.L. de
                                                     C.V. and 0.949729% is owned
                                                     by MetLife International
                                                     Holdings, LLC.

                                                     i)    ML Capacitacion
                                                           Comercial S.A. de
                                                           C.V.(Mexico) - 99% is
                                                           owned by MetLife
                                                           Mexico S.A. and 1% is
                                                           owned by MetLife
                                                           Mexico Servicios,
                                                           S.A. de C.V.

                                         2)    MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico S.A. and 85.36% is owned
                                               by Metropolitan Global
                                               Management, LLC.

                                               aaa)  MetLife Financial Services,
                                                     Co., Ltd. (South Korea)


      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (DE)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5.    International Technical and Advisory Services Limited ("ITAS") (DE)

      6. ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (DE)

      7. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

X.   MetLife European Holdings, LLC (DE)

Y.   MetLife Investment Management Holdings, LLC (DE)

      1)   Logan Circle Partners GP, LLC (PA)

      2)   Logan Circle Partners, L.P. (PA)

           a)   Logan Circle Partners I LLC (PA)

           b)   Logan Circle Partners Investment Management, LLC (DE)

      3)   MetLife Real Estate Lending Manager LLC (DE)

      4)   MetLife Real Estate Lending LLC (DE)

      5) ML Venture 1 Manager, S. de R.L. de C.V. (Mexico) - 99.9% is owned by MetLife Investment Management Holdings, LLC and 0.1% is owned by MetLife Investment Management Holdings (Ireland) Limited.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of January 31, 2019, there were 1,401 owners of qualified contracts and no owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudicationof such issue.
ITEM 29. PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company is the principal underwriter for the following investment companies (including the Registrant):
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Separate Account No. 13S

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.



NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH UNDERWRITER
--------------------   ----------------------------------------------------------
Derrick Kelson         Chairman, President, Chief Executive Officer and Director
200 Park Avenue
New York, NY 10166





Todd Nevenhoven              Director and Vice President
4700 Westown Pkwy
Suite 200
West Des Moine, IA 50266





Bradd Chignoli            Director and Senior Vice President
501 Route 22
Bridgewater, NJ 08807





Dina Lumerman             Director and Vice President
501 Route 22
Bridgewater, NJ 08807





Thomas Schuster        Director
200 Park Avenue
New York, NY 10166





Frank Cassandra           Senior Vice President
501 Route 22
Bridgewater, NJ 08807





Elisabeth Bedore       Vice President and Chief Compliance Officer
One MetLife Way
Whippany, NJ 07981





Kelli Buford           Vice President and Secretary
200 Park Avenue
New York, NY 10166





Charles Connery        Vice President and Treasurer
One MetLife Way
Whippany, NJ 08807





Heather Harker         Chief Legal Officer
200 Park Avenue
New York, NY 10166


Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:





                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------------
MetLife Investors Distribution Company....... $55,872,532        $0                $0            $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166



MetLife, 101 Arch Street, 8th Floor, Boston, MA 02110


MetLife Investors Distribution Company, 200 Park Avenue, New York, NY 10166



ITEM 31. MANAGEMENT SERVICES

Not Applicable.
ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


(d) The undersigned registrant represents that for its TSA variable annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.


(e) The undersigned registrant represents that with respect to its TSA ERISA variable annuities, it is relying on the "no-action" position of the Commission staff as contained in its August 20, 2012 letter to the ING Life Insurance and Annuity Company and has complied with the provisions of such letter.


Metropolitan Life Insurance Company hereby represents that the aggregate fees and charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Metropolitan Life Insurance Company under the Contracts.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Washington, District of Columbia on April 23, 2019.

                                    Metropolitan Life Separate Account E
                                    (Registrant)
                                    By: Metropolitan Life Insurance Company
                                    (Depositor)

                                    By: /s/ Heather Harker
                                    -------------------------------------
                                    Heather Harker
                                    Vice President
                                    Metropolitan Life Insurance Company


                                    Metropolitan Life Insurance Company
                                    (Depositor)

                                    By: /s/ Heather Harker
                                    -------------------------------------
                                    Heather Harker
                                    Vice President
                                    Metropolitan Life Insurance Company

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons, in the capacities indicated, on April 23, 2019.


*                                   Chairman, President, Chief Executive Officer
--------------------------------    and Director
Steven A. Kandarian

*                                   Executive Vice President and Chief Financial
--------------------------------    Officer
John McCallion

*                                   Vice President and Chief Accounting Officer
--------------------------------
Tamara Schock

*                                   Director
--------------------------------
Cheryl W. Grise

*                                   Director
--------------------------------
Carlos M. Gutierrez

*                                   Director
--------------------------------
Gerald L. Hassell

*                                   Director
--------------------------------
R. Glenn Hubbard

*                                   Director
--------------------------------
Edward J. Kelly, III

*                                   Director
--------------------------------
William E. Kennard

*                                   Director
--------------------------------
James J. Kilts

*                                   Director
--------------------------------
Catherine R. Kinney

*                                   Director
--------------------------------
Diana McKenzie

*                                   Director
--------------------------------
Denise M. Morrison

*                                   Executive Vice President and Treasurer
--------------------------------
Edward Spehar, Jr.

By:  /s/ Heather Harker
     -------------------------------------
     Heather Harker
     Vice President and Attorney-In-Fact
     April 23, 2019

*Metropolitan Life Insurance Company. Executed by Heather Harker, on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX
                                 -------------

3(a).   Amended and Restated Distribution and Principal Underwriting Agreement

10.     Consent of Independent Registered Public Accounting Firm

13.     Powers of Attorney